UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00558
The Hartford Mutual Funds II, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class A/HGOAX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.10%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 1.07%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$36,085 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	45.77%	15.12%	13.69%
Class A (without 5.50% maximum front-end sales charge)	54.25%	16.43%	14.34%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class C/HGOCX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	1.92%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 1.89%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$35,414 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	51.97%	15.54%	13.48%
Class C (without 1.00% contingent deferred sales charge)	52.97%	15.54%	13.48%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class I/HGOIX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.86%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 0.83%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$39,146 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	54.65%	16.72%	14.62%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.107% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class R3/HGORX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$188	1.48%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 1.44%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$36,896 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	53.69%	16.01%	13.95%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGORX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class R4/HGOSX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$147	1.16%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 1.13%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$38,026 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	54.16%	16.37%	14.29%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class R5/HGOTX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111	0.87%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 0.83%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$39,154 ending value
Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value
Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	54.65%	16.70%	14.62%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class R6/HGOVX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.77%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 0.73%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$39,545 ending value

Russell 1000 Growth Index
$10,000 starting value
$44,812 ending value

Russell 3000 Growth Index
$10,000 starting value
$42,855 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	54.76%	16.83%	14.74%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class Y/HGOYX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.84%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 0.81%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,200,000
$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$984,450 ending value
Russell 1000 Growth Index
$250,000 starting value
$1,120,296 ending value
Russell 3000 Growth Index
$250,000 starting value
$1,071,377 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	54.65%	16.74%	14.69%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Growth Opportunities Fund
Class F/HGOFX
This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.77%
Costs paid include the impact of expenses associated with the Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the expense ratio would be as follows: 0.73%. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
  Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
  The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$3,943,143 ending value

Russell 1000 Growth Index
$1,000,000 starting value
$4,481,185 ending value

Russell 3000 Growth Index
$1,000,000 starting value
$4,285,508 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	54.77%	16.83%	14.71%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGOFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class A/HSLAX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.32%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$19,427 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	25.25%	5.47%	6.87%
Class A (without 5.50% maximum front-end sales charge)	32.54%	6.67%	7.47%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class C/HSLCX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.13%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$19,138 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	30.45%	5.88%	6.71%
Class C (without 1.00% contingent deferred sales charge)	31.45%	5.88%	6.71%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class I/HSLIX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.96%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$21,264 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	33.00%	7.06%	7.84%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class R3/HSLRX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$182	1.57%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$20,018 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	32.20%	6.39%	7.19%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class R4/HSLSX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$148	1.27%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$20,644 ending value
Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	32.59%	6.71%	7.52%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class R5/HSLTX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113	0.97%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$21,285 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	32.98%	7.04%	7.85%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class R6/HSLVX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.87%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R6
$10,000 starting value
$21,476 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,890 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	33.13%	7.15%	7.94%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class Y/HSLYX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	0.93%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$535,457 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value
Russell 2000 Growth Index
$250,000 starting value
$547,239 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	33.05%	7.09%	7.91%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Small Cap Growth Fund
Class F/HSLFX
This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	0.86%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
  Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
  The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
  An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,142,030 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Russell 2000 Growth Index
$1,000,000 starting value
$2,188,958 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	33.13%	7.15%	7.92%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSLFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class A/HSHAX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24
Class A
$9,450 starting value
$11,082 ending value
MSCI China All Shares Index (Net)
$10,000 starting value
$10,324 ending value
MSCI China A Onshore Index (Net)
$10,000 starting value
$11,854 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class A (with 5.50% maximum front-end sales charge)	(0.12)%	2.27%
Class A (without 5.50% maximum front-end sales charge)	5.70%)	3.54%
MSCI China A Onshore Index (Net)	14.15%)	3.87%
MSCI China All Shares Index (Net)	18.47%)	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class C/HSHCX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.13%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24
Class C
$10,000 starting value
$11,481 ending value
MSCI China All Shares Index (Net)
$10,000 starting value
$10,324 ending value
MSCI China A Onshore Index (Net)
$10,000 starting value
$11,854 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class C (with 1.00% contingent deferred sales charge)	3.98%	3.06%
Class C (without 1.00% contingent deferred sales charge)	4.98%	3.06%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class I/HSHIX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.15%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24

Class I
$10,000 starting value
$11,866 ending value

MSCI China A Onshore Index (Net)
$10,000 starting value
$11,854 ending value

MSCI China All Shares Index (Net)
$10,000 starting value
$10,324 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class I	6.00%	3.80%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class Y/HSHYX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24
Class Y
$250,000 starting value
$297,572 ending value
MSCI China All Shares Index (Net)
$250,000 starting value
$258,108 ending value
MSCI China A Onshore Index (Net)
$250,000 starting value
$296,353 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class Y	6.03%	3.87%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class F/HSHFX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.99%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24

Class F
$1,000,000 starting value
$1,195,659 ending value

MSCI China All Shares Index (Net)
$1,000,000 starting value
$1,032,433 ending value

MSCI China A Onshore Index (Net)
$1,000,000 starting value
$1,185,410 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class F	6.15%	3.97%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders China A Fund
Class SDR/HSHRX
This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$102	0.99%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$10,000,000
$8,000,000
$6,000,000
$4,000,000
$2,000,000
$0
03/31/20
04/30/20
10/31/20
04/30/21
10/31/21
04/30/22
10/31/22
04/30/23
10/31/23
04/30/24
10/31/24
Class SDR
$5,000,000 starting value
$5,978,257 ending value
MSCI China All Shares Index (Net)
$5,000,000 starting value
$5,162,165 ending value
MSCI China A Onshore Index (Net)
$5,000,000 starting value
$5,927,051 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class SDR	6.15%	3.97%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%
The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSHRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class I/HSAEX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class I	10.72%	0.18%)	1.52%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Class I shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s Investor Shares and, prior to June 29, 2020 (the inception date of the Predecessor Fund’s Investor Shares), the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSAEX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class R3/HSACX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	0.73%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R3	10.58%	0.10%)	1.46%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Class R3 shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSACX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class R4/HSSBX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.68%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R4	10.50%	0.12%)	1.48%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Class R4 shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSSBX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class R5/HSADX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R5	10.80%	0.21%)	1.54%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Class R5 shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSADX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Y/SCBIX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.40%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class Y	10.87%	0.23%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Prior to the Core Bond Reorganization, Class Y shares were called Investor Shares. Performance for Class Y shares prior to June 29, 2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees, and expenses of R6 Shares of the Predecessor Fund.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCBIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class F/HSSFX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class F	11.05%	0.30%)	1.61%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Class F shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSSFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Core Fixed Income Fund
(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class SDR/SCBRX
This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$36	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class SDR	10.99%	0.28%)	1.60%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the “Core Bond Reorganization”). The performance information for periods prior to the Core Bond Reorganization is that of the Predecessor Fund. Prior to the Reorganization, Class SDR shares were called R6 Shares.
Performance information for the Fund prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, Hartford Funds Management Company, LLC contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows for Class SDR shares: 0.36% of the average daily net assets attributable to the class. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination. This limit was previously 0.32%.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCBRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class A/HSXAX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.29%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class A (with 5.50% maximum front-end sales charge)	15.26%	(5.11)%
Class A (without 5.50% maximum front-end sales charge)	21.97%	(3.35)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Class A shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSXAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class C/HSXCX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.58%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class C (with 1.00% contingent deferred sales charge)	20.65%	(3.88)%
Class C (without 1.00% contingent deferred sales charge)	21.65%	(3.88)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Class C shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSXCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class I/HSXIX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.99%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class I	22.31%	(3.13)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Class I shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSXIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class Y/HSXYX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.94%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class Y	22.34%	(3.06)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Class Y shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSXYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class F/HSXFX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$99	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class F	22.25%	(3.14)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Class F shares commenced operations on February 28, 2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSXFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Emerging Markets Fund
Class SDR/HSDEX
This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$99	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class SDR	22.25%	(3.14)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%
Performance information for the Fund prior to March 1, 2024, reflects when the Fund pursued a modified principal investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDEX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Growth Fund (Consolidated)
Class I/HFIGX
This annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.80%
Costs paid may vary based on the percentage of the Fund’s assets that is invested in one or more mutual funds or exchange traded funds for which Hartford Funds Management Company, LLC or its affiliates serves as investment manager (“Affiliated Funds”). The Fund does not pay a management fee for the portion of the Fund’s assets invested in the Affiliated Funds. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2024 on optimism that interest rates had peaked and easing inflationary pressures.  Government bond yields declined over the period, particularly US bonds as they benefitted from growing excitement around impending rate cuts. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Within the equity portion of the Fund, the Fund's allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within US equities, the Fund's allocation to our growth-oriented equity strategy, US Diversified, contributed positively along with the Fund's allocation to S&P 500 index futures as these positions were aided by the rally in risk assets over the period.
  Within the fixed income portion of the Fund, the largest contributor to performance was the Fund's allocation to investment grade credit. This was followed by the Fund's investment in high yield debt and mortgage-backed securities.
  The Fund's tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the alternative asset class as gold reached all-time highs during the year. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
  Within the equity portion of the Fund, the largest detractor to performance over the trailing one-year period was the Fund's allocation to UK equities, specifically the Fund’s position in FTSE 100 index futures. Additional losses within the Fund came from our allocation to emerging market equities.
  Turning to the fixed income portion of the Fund, government bonds were the Fund’s largest detractor over the period. Despite yields falling in the recent months, the asset class was not able to recoup losses that occurred earlier in the year and thus ultimately detracted.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
09/20/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class I
$10,000 starting value
$11,767 ending value
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,616 ending value
MSCI ACWI Index (Net)
$10,000 starting value
$12,537 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$10,737 ending value
ICE BofA US 3-Month Treasury Bill Index plus 5%
$10,000 starting value
$10,602 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 20, 2023)
Class I	22.06%	15.75%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index	21.26%	14.10%
MSCI ACWI Index (Net)	32.79%	21.95%
Bloomberg US Aggregate Bond Index	10.55%	6.58%
ICE BofA US 3-Month Treasury Bill Index plus 5%	10.78%	10.79%
The blended benchmark and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$77,389,623%
Total number of portfolio holdings	$590%
Total investment management fees paid	$359,322%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	46.0%
Exchange-Traded Funds	24.7%
U.S. Government Securities	9.6%
U.S. Government Agencies^	6.3%
Preferred Stocks	0.1%
Short-Term Investments	24.7%
Other Assets & Liabilities	(11.4)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFIGX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Diversified Growth Fund (Consolidated)
Class SDR/HFSGX
This annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$72	0.65%
Costs paid may vary based on the percentage of the Fund’s assets that is invested in one or more mutual funds or exchange traded funds for which Hartford Funds Management Company, LLC (the “Investment Manager”) or its affiliates serves as investment manager (“Affiliated Funds”). The Fund does not pay a management fee for the portion of the Fund’s assets invested in the Affiliated Funds. Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2024 on optimism that interest rates had peaked and easing inflationary pressures.  Government bond yields declined over the period, particularly US bonds as they benefitted from growing excitement around impending rate cuts. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Within the equity portion of the Fund, the Fund's allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within US equities, the Fund's allocation to our growth-oriented equity strategy, US Diversified, contributed positively along with the Fund's allocation to S&P 500 index futures as these positions were aided by the rally in risk assets over the period.
  Within the fixed income portion of the Fund, the largest contributor to performance was the Fund's allocation to investment grade credit. This was followed by the Fund's investment in high yield debt and mortgage-backed securities.
  The Fund's tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the alternative asset class as gold reached all-time highs during the year. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
  Within the equity portion of the Fund, the largest detractor to performance over the trailing one-year period was the Fund's allocation to UK equities, specifically the Fund’s position in FTSE 100 index futures. Additional losses within the Fund came from our allocation to emerging market equities.
  Turning to the fixed income portion of the Fund, government bonds were the Fund’s largest detractor over the period. Despite yields falling in the recent months, the asset class was not able to recoup losses that occurred earlier in the year and thus ultimately detracted.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$8,000,000
$6,000,000
$4,000,000
$2,000,000
$0
09/20/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24

Class SDR
$5,000,000 starting value
$5,892,381 ending value

50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index
$5,000,000 starting value
$5,807,887 ending value

MSCI ACWI Index (Net)
$5,000,000 starting value
$6,268,655 ending value

Bloomberg US Aggregate Bond Index
$5,000,000 starting value
$5,371,356 ending value

ICE BofA US 3-Month Treasury Bill Index plus 5%
$5,000,000 starting value
$5,603,487 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 20, 2023)
Class SDR	22.25%	15.91%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index	21.26%	14.10%
MSCI ACWI Index (Net)	32.79%	21.95%
Bloomberg US Aggregate Bond Index	10.55%	6.58%
ICE BofA US 3-Month Treasury Bill Index plus 5%	10.78%	10.79%
The blended benchmark and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$77,389,623%
Total number of portfolio holdings	$590%
Total investment management fees paid	$359,322%
Portfolio turnover rate	$51%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	46.0%
Exchange-Traded Funds	24.7%
U.S. Government Securities	9.6%
U.S. Government Agencies^	6.3%
Preferred Stocks	0.1%
Short-Term Investments	24.7%
Other Assets & Liabilities	(11.4)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFSGX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class A/SEMVX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.56%	1.98%	3.03%
Class A (without 5.50% maximum front-end sales charge)	22.31%	3.14%	3.62%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASEMVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class C/HHHCX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.15%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.40%	2.46%	3.11%
Class C (without 1.00% contingent deferred sales charge)	21.40%	2.46%	3.11%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class I/SEMNX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.23%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.47%	3.41%	3.87%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASEMNX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class R3/HHHRX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$190	1.71%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.90%	2.93%	3.51%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class R4/HHHSX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$162	1.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.17%	3.19%	3.72%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class R5/HHHTX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$130	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.62%	3.44%	3.90%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class Y/HHHYX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$129	1.16%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.65%	3.48%	3.95%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class F/HHHFX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$117	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.76%	3.60%	4.00%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHHFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Equity Fund
Class SDR/SEMTX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$117	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	22.71%	3.59%	4.04%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was called R6 Shares. Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASEMTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A/SMSVX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.14%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,550 starting value
$11,409 ending value

JP Morgan Emerging Markets Blended Index
(JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	11.58%	(0.55)%	1.33%
Class A (without 4.50% maximum front-end sales charge)	16.76%	0.37%)	1.79%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMSVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class C/HFZCX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$11,278 ending value

JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.77%	(0.38)%	1.21%
Class C (without 1.00% contingent deferred sales charge)	15.77%	(0.38)%	1.21%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class I/SMSNX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$12,242 ending value
JP Morgan Emerging Markets Blended Index
(JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.92%	0.62%)	2.04%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMSNX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R3/HFZRX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$11,868 ending value
JP Morgan Emerging Markets Blended Index
(JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	16.38%	0.14%)	1.73%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R4/HFZSX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123	1.14%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$12,078 ending value

JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	16.60%	0.43%)	1.91%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R5/HFZTX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.84%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$12,268 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value
JP Morgan Emerging Markets Blended Index
(JEMB) – Equal Weighted
$10,000 starting value
$12,524 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	17.16%	0.68%)	2.06%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Y/HFZYX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.84%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$307,477 ending value

JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
$250,000 starting value
$313,099 ending value

Bloomberg Global Aggregate Bond Index
$250,000 starting value
$255,749 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.98%	0.70%)	2.09%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class F/HFZFX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,231,696 ending value
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
$1,000,000 starting value
$1,252,395 ending value
Bloomberg Global Aggregate Bond Index
$1,000,000 starting value
$1,022,996 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	17.24%	0.72%)	2.11%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFZFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class SDR/SMSRX
This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$81	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$8,000,000
$6,000,000
$4,000,000
$2,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class SDR
$5,000,000 starting value
$6,194,470 ending value
Bloomberg Global Aggregate Bond Index
$5,000,000 starting value
$5,114,981 ending value
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
$5,000,000 starting value
$6,261,974 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	17.10%	0.76%)	2.17%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%
Effective immediately before the opening of business on October 24, 2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was called R6 Shares. Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMSRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class A/HFAJX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class A	$125	1.15%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class A shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class A
$9,450 starting value
$12,968 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$12,452 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$12,638 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class A (with 5.50% maximum front-end sales charge)	15.58%	11.25%
Class A (without 5.50% maximum front-end sales charge)	22.31%	13.86%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
Class A shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFAJX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class C/HFAEX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class C	$211	1.95%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class C shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class C
$10,000 starting value
$13,624 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$12,638 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$12,452 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class C (with 1.00% contingent deferred sales charge)	20.43%	13.52%
Class C (without 1.00% contingent deferred sales charge)	21.43%	13.52%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
Class C shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFAEX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class I/HFSIX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24

Class I
$10,000 starting value
$13,761 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$12,452 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$12,638 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class I	26.00%	13.99%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFSIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class R5/HFAFX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class R5	$87	0.80%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class R5 shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class R5
$10,000 starting value
$13,771 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$12,638 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$12,452 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class R5	22.74%	14.02%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
Class R5 shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFAFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class Y/HFAHX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class Y	$87	0.80%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24

Class Y
$250,000 starting value
$344,280 ending value

MSCI EAFE Value Index (Net)
$250,000 starting value
$316,494 ending value

MSCI EAFE Index (Net)
$250,000 starting value
$311,308 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class Y	22.74%	14.02%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
Class Y shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFAHX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class F/HFSFX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class F	$76	0.70%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class F shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class F
$1,000,000 starting value
$1,378,503 ending value
MSCI EAFE Index (Net)
$1,000,000 starting value
$1,245,230 ending value
MSCI EAFE Value Index (Net)
$1,000,000 starting value
$1,265,977 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class F	22.86%	14.07%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
Class F shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFSFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Contrarian Value Fund
Class SDR/HFSSX
This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$79	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$8,000,000
$6,000,000
$4,000,000
$2,000,000
$0
05/24/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
Class SDR
$5,000,000 starting value
$6,892,514 ending value
MSCI EAFE Index (Net)
$5,000,000 starting value
$6,226,151 ending value
MSCI EAFE Value Index (Net)
$5,000,000 starting value
$6,329,885 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class SDR	26.19%	14.07%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFSSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class A/SIDVX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.12%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,451 starting value
$14,323 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.00%	4.45%	3.66%
Class A (without 5.50% maximum front-end sales charge)	21.74%	5.64%	4.25%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASIDVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class C/HFYCX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$14,331 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	19.82%	4.86%	3.66%
Class C (without 1.00% contingent deferred sales charge)	20.82%	4.86%	3.66%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class I/SIDNX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$15,565 ending value
MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.04%	5.93%	4.52%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASIDNX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class R3/HFYRX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.40%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$14,860 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.36%	5.32%	4.04%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class R4/HFYSX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$130	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$15,163 ending value
MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	21.61%	5.59%	4.25%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class R5/HFYTX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$95	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$15,545 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

MSCI ACWI ex USA Value Index (Net)
$10,000 starting value
$14,729 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.08%	5.94%	4.51%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class Y/HFYYX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$390,258 ending value

MSCI ACWI ex USA Index (Net)
$250,000 starting value
$399,309 ending value

MSCI ACWI ex USA Value Index (Net)
$250,000 starting value
$368,235 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.07%	5.95%	4.55%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class F/HFYFX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,568,051 ending value
MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,597,235 ending value
MSCI ACWI ex USA Value Index (Net)
$1,000,000 starting value
$1,472,941 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.17%	6.04%	4.60%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFYFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Multi-Cap Value Fund
Class SDR/SIDRX
This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$84	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$10,000,000
$8,000,000
$6,000,000
$4,000,000
$2,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class SDR
$5,000,000 starting value
$7,851,886 ending value
MSCI ACWI ex USA Index (Net)
$5,000,000 starting value
$7,986,175 ending value
MSCI ACWI ex USA Value Index (Net)
$5,000,000 starting value
$7,364,704 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	22.08%	6.02%	4.62%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was called R6 Shares. Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASIDRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class A/SCVEX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.04%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	18.10%	7.63%	6.16%
Class A (without 5.50% maximum front-end sales charge)	25.01%	8.86%	6.76%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCVEX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class C/HSWCX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	23.07%	8.06%	6.19%
Class C (without 1.00% contingent deferred sales charge)	24.07%	8.06%	6.19%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class I/SCIEX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	25.33%	9.15%	7.05%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCIEX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class R3/HSWRX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.57%	8.49%	6.64%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class R4/HSWSX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.96%	8.80%	6.84%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class R5/HSWTX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$90	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	25.30%	9.15%	7.05%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class Y/HSWYX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	25.28%	9.13%	7.06%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class F/HSWFX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	25.48%	9.24%	7.12%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSWFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders International Stock Fund
Class SDR/SCIJX
This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$78	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	25.42%	9.24%	7.14%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Effective immediately before the opening of business on October 24, 2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was called R6 Shares. Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCIJX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Sustainable International Core Fund
Class I/HSISX
This annual shareholder report contains important information about the Hartford Schroders Sustainable International Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.70%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by the MSCI ACWI ex USA Index (Net), saw strong returns during the trailing twelve-month period ended October 31, 2024 with the Financial and IT sectors leading the way. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  NHPC was a positive contributor. Sentiment was supported by good near-term growth in its capacity as a regulated equity, while NHPC's signing of memorandums of understanding with various state governments to develop pumped storage capacity was another supportive factor.
  Rorze added value. Shares were supported by strong order trend and positive market sentiment towards the semiconductor industry on the back of booming expectations for generative Artificial Intelligence (AI) and bottoming out of inventory cycle.
  Mediatek supported returns. The stock outperformed on expectations of a bottoming out of smartphone demand, an improving product mix, and longer-term AI opportunities in AI PCs and tensor processing units with Google.
Top Detractors to Performance
  Biofuels producer Neste was a key detractor. It has struggled with its renewable sales margin in a backdrop of easing regulation around renewables and biofuel mandates.
  Sports wear brand Puma was a detractor. Apparel has been negatively affected by the economic slowdown in China and pressure on US consumers from rising interest rates.
  China Mengniu Dairy was another detractor. Shares did poorly on the back of macro uncertainties in China as well as weak consumption data. Recent sales guidance also came in below expectations.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class I	17.77%	6.01%
MSCI ACWI ex USA Index (Net)	24.33%	8.23%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,195,341%
Total number of portfolio holdings	$80%
Total investment management fees paid	$7,645%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.0%
United Kingdom	9.1%
United States	8.1%
Germany	7.9%
China	7.2%
Taiwan	6.9%
Denmark	3.8%
Sweden	3.7%
South Korea	3.6%
India	3.5%
Other**	23.0%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSISX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Sustainable International Core Fund
Class SDR/HSIDX
This annual shareholder report contains important information about the Hartford Schroders Sustainable International Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$76	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by the MSCI ACWI ex USA Index (Net), saw strong returns during the trailing twelve-month period ended October 31, 2024 with the Financial and IT sectors leading the way. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  NHPC was a positive contributor. Sentiment was supported by good near-term growth in its capacity as a regulated equity, while NHPC's signing of memorandums of understanding with various state governments to develop pumped storage capacity was another supportive factor.
  Rorze added value. Shares were supported by strong order trend and positive market sentiment towards the semiconductor industry on the back of booming expectations for generative Artificial Intelligence (AI) and bottoming out of inventory cycle.
  Mediatek supported returns. The stock outperformed on expectations of a bottoming out of smartphone demand, an improving product mix, and longer-term AI opportunities in AI PCs and tensor processing units with Google.
Top Detractors to Performance
  Biofuels producer Neste was a key detractor. It has struggled with its renewable sales margin in a backdrop of easing regulation around renewables and biofuel mandates.
  Sports wear brand Puma was a detractor. Apparel has been negatively affected by the economic slowdown in China and pressure on US consumers from rising interest rates.
  China Mengniu Dairy was another detractor. Shares did poorly on the back of macro uncertainties in China as well as weak consumption data. Recent sales guidance also came in below expectations.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class SDR	17.74%	6.01%
MSCI ACWI ex USA Index (Net)	24.33%	8.23%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,195,341%
Total number of portfolio holdings	$80%
Total investment management fees paid	$7,645%
Portfolio turnover rate	$37%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.0%
United Kingdom	9.1%
United States	8.1%
Germany	7.9%
China	7.2%
Taiwan	6.9%
Denmark	3.8%
Sweden	3.7%
South Korea	3.6%
India	3.5%
Other**	23.0%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSIDX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class A/STWVX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	8.45%	0.02%	1.62%
Class A (without 4.50% maximum front-end sales charge)	13.59%	0.94%	2.08%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares. Performance for Class A shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASTWVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class C/HFKCX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	11.54%	0.07%	1.44%
Class C (without 1.00% contingent deferred sales charge)	12.54%	0.07%	1.44%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFKCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class I/STWTX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.49%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	13.87%	1.18%	2.33%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASTWTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class Y/HFKYX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.56%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	13.66%	1.08%	2.28%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFKYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class F/HFKFX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$49	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	13.78%	1.19%	2.34%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFKFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders Tax-Aware Bond Fund
Class SDR/HFKVX
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$49	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	13.80%	1.20%	2.34%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Effective immediately before the opening of business on October 24, 2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class SDR shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFKVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class A/SMDVX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.16%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,449 starting value
$23,127 ending value

Russell Midcap Index
$10,000 starting value
$25,469 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	23.11%	8.60%	8.75%
Class A (without 5.50% maximum front-end sales charge)	30.29%	9.83%	9.36%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMDVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class C/HFDCX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.91%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$23,154 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value
Russell Midcap Index
$10,000 starting value
$25,469 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	28.32%	9.03%	8.76%
Class C (without 1.00% contingent deferred sales charge)	29.32%	9.03%	8.76%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class I/SMDIX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$25,125 ending value
Russell Midcap Index
$10,000 starting value
$25,469 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	30.58%	10.13%	9.65%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMDIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class R3/HFDRX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$175	1.52%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$23,904 ending value

Russell Midcap Index
$10,000 starting value
$25,469 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	29.78%	9.45%	9.11%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class R4/HFDSX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$140	1.22%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$24,531 ending value
Russell Midcap Index
$10,000 starting value
$25,469 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	30.17%	9.81%	9.39%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class R5/HFDTX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$106	0.92%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$25,057 ending value
Russell Midcap Index
$10,000 starting value
$25,469 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	30.54%	10.10%	9.62%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class Y/HFDYX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.91%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$628,550 ending value
Russell Midcap Index
$250,000 starting value
$636,730 ending value
Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	30.65%	10.11%	9.66%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class F/HFDFX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$93	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,529,972 ending value

Russell Midcap Index
$1,000,000 starting value
$2,546,920 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	30.73%	10.23%	9.73%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFDFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US MidCap Opportunities Fund
Class SDR/SMDRX
This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$93	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$20,000,000
$15,000,000
$10,000,000
$5,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class SDR
$5,000,000 starting value
$12,684,579 ending value
Russell Midcap Index
$5,000,000 starting value
$12,734,602 ending value
Russell 3000 Index
$5,000,000 starting value
$16,148,814 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	30.80%	10.23%	9.76%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was call R6 shares. Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
Performance information for the Fund prior to May 1, 2019, reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASMDRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class A/SCUVX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.35%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,451 starting value
$19,311 ending value

Russell 2000 Index
$10,000 starting value
$21,460 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.73%	5.13%	6.80%
Class A (without 5.50% maximum front-end sales charge)	28.79%	6.33%	7.41%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A was called Advisor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCUVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class C/HOOCX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$19,336 ending value

Russell 2000 Index
$10,000 starting value
$21,460 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	26.84%	5.53%	6.82%
Class C (without 1.00% contingent deferred sales charge)	27.84%	5.53%	6.82%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class C shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOOCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class I/SCUIX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$21,014 ending value
Russell 2000 Index
$10,000 starting value
$21,460 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	29.11%	6.62%	7.71%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class I was called Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCUIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class R3/HOORX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$188	1.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$20,121 ending value

Russell 2000 Index
$10,000 starting value
$21,460 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	28.41%	6.02%	7.24%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R3 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOORX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class R4/HOOSX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$154	1.35%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$20,616 ending value

Russell 3000 Index
$10,000 starting value
$32,298 ending value

Russell 2000 Index
$10,000 starting value
$21,460 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	28.80%	6.33%	7.50%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R4 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOOSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class R5/HOOTX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$120	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$21,026 ending value
Russell 2000 Index
$10,000 starting value
$21,460 ending value
Russell 3000 Index
$10,000 starting value
$32,298 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	29.19%	6.65%	7.71%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class R5 shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOOTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class Y/HOOYX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$526,852 ending value

Russell 2000 Index
$250,000 starting value
$536,506 ending value

Russell 3000 Index
$250,000 starting value
$807,441 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	29.20%	6.65%	7.74%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOOYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class F/HOOFX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$109	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$2,119,232 ending value

Russell 2000 Index
$1,000,000 starting value
$2,146,025 ending value

Russell 3000 Index
$1,000,000 starting value
$3,229,763 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	29.31%	6.75%	7.80%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHOOFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Schroders US Small Cap Opportunities Fund
Class SDR/SCURX
This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$109	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.

$20,000,000
$15,000,000
$10,000,000
$5,000,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class SDR
$5,000,000 starting value
$10,613,308 ending value

Russell 2000 Index
$5,000,000 starting value
$10,730,127 ending value

Russell 3000 Index
$5,000,000 starting value
$16,148,814 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	29.31%	6.75%	7.82%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%
Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class SDR was called R6 Shares. Performance for Class SDR shares prior to September 28, 2015 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.
The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_ASCURX_1024

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$415,752 for the fiscal year ended October 31, 2024; $400,675 for the fiscal year ended October 31, 2023.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended October 31, 2024; $11,000 for the fiscal year ended October 31, 2023. Audit-related services were principally in connection with consents for additional registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$87,810 for the fiscal year ended October 31, 2024; $79,308 for the fiscal year ended October 31, 2023. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$347 for the fiscal year ended October 31, 2024; $1,022 for the fiscal year ended October 31, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e) (1)

The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e) (2)

One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2024, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $88,157 for the fiscal year ended October 31, 2024; $91,330 for the fiscal year ended October 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended October 31, 2024 and $121,199 for the fiscal year ended October 31, 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	7
The Hartford Dividend and Growth Fund	9
The Hartford Equity Income Fund	11
The Hartford Growth Opportunities Fund	13
The Hartford Healthcare Fund	15
The Hartford MidCap Fund	17
The Hartford MidCap Value Fund	20
The Hartford Small Cap Growth Fund	22
Hartford Small Cap Value Fund	25
The Hartford Small Company Fund	27
Glossary	30
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	31
Hartford Core Equity Fund	31
The Hartford Dividend and Growth Fund	31
The Hartford Equity Income Fund	31
The Hartford Growth Opportunities Fund	31
The Hartford Healthcare Fund	31
The Hartford MidCap Fund	33
The Hartford MidCap Value Fund	33
The Hartford Small Cap Growth Fund	33
Hartford Small Cap Value Fund	33
The Hartford Small Company Fund	33
Statements of Operations:
The Hartford Capital Appreciation Fund	35
Hartford Core Equity Fund	35
The Hartford Dividend and Growth Fund	35
The Hartford Equity Income Fund	35
The Hartford Growth Opportunities Fund	35
The Hartford Healthcare Fund	35
The Hartford MidCap Fund	37
The Hartford MidCap Value Fund	37
The Hartford Small Cap Growth Fund	37
Hartford Small Cap Value Fund	37
The Hartford Small Company Fund	37
Statements of Changes in Net Assets:
The Hartford Capital Appreciation Fund	38
Hartford Core Equity Fund	38

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.5%
1,067,100	Gentex Corp.	$32,343,801
	Banks - 3.9%
909,138	Bank of Nova Scotia	46,811,516
892,745	Cadence Bank	29,844,465
198,170	JP Morgan Chase & Co.	43,977,887
128,269	M&T Bank Corp.	24,971,409
285,338	SouthState Corp.	27,829,015
523,184	Synovus Financial Corp.	26,091,186
673,084	Wells Fargo & Co.	43,696,613
		243,222,091
	Capital Goods - 6.9%
48,440	Axon Enterprise, Inc.*	20,514,340
85,149	Boeing Co.*	12,713,597
154,107	Boise Cascade Co.	20,500,854
204,777	Fluor Corp.*	10,705,742
326,281	Fortune Brands Innovations, Inc.	27,188,996
125,430	General Dynamics Corp.	36,576,642
75,395	General Electric Co.	12,951,353
806,800	HF Global, Inc.*(1)(2)	16,345,768
532,791	Honeywell International, Inc.	109,584,453
214,470	John Bean Technologies Corp.	23,896,247
66,534	Lockheed Martin Corp.	36,330,891
196,711	Middleby Corp.*	25,513,417
73,046	Northrop Grumman Corp.	37,181,875
442,496	Otis Worldwide Corp.	43,453,107
		433,457,282
	Commercial & Professional Services - 0.5%
289,815	TransUnion	29,358,259
	Consumer Discretionary Distribution & Retail - 5.2%
1,031,295	Amazon.com, Inc.*	192,233,388
939,961	LKQ Corp.	34,581,165
11,196	O'Reilly Automotive, Inc.*	12,910,555
589,051	TJX Cos., Inc.	66,580,435
316,327	Tory Burch LLC*(1)(2)	17,068,988
		323,374,531
	Consumer Durables & Apparel - 2.0%
805,126	NIKE, Inc. Class B	62,099,368
379,151	On Holding AG Class A*	17,979,341
577,040	Steven Madden Ltd.	25,949,489
454,767	Tempur Sealy International, Inc.	21,787,887
		127,816,085
	Consumer Services - 2.8%
606,864	Aramark	22,957,665
588,533	DraftKings, Inc. Class A*	20,786,986
265,013	McDonald's Corp.	77,412,948
61,818	Royal Caribbean Cruises Ltd.	12,756,144
263,213	Viking Holdings Ltd.*	10,331,110
331,535	Wyndham Hotels & Resorts, Inc.	29,281,171
		173,526,024
	Consumer Staples Distribution & Retail - 0.6%
574,535	U.S. Foods Holding Corp.*	35,420,083
	Energy - 2.6%
233,207	Chevron Corp.	34,705,866
2,197,667	Coterra Energy, Inc.	52,568,195
1,022,749	EQT Corp.	37,371,248
69,485	Targa Resources Corp.	11,601,215
478,142	Viper Energy, Inc.	24,815,570
		161,062,094
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.4%
1,007,224	American Healthcare, Inc. REIT	$26,792,158
403,033	American Tower Corp. REIT	86,063,667
32,338	AvalonBay Communities, Inc. REIT	7,166,424
1,103,082	Brixmor Property Group, Inc. REIT	29,728,060
248,630	Camden Property Trust REIT	28,788,868
222,091	Simon Property Group, Inc. REIT	37,560,030
		216,099,207
	Financial Services - 7.5%
342,238	American Express Co.	92,431,639
55,374	Evercore, Inc. Class A	14,628,150
117,391	KKR & Co., Inc.	16,228,132
73,983	Mastercard, Inc. Class A	36,961,167
509,514	Morgan Stanley	59,231,002
119,767	S&P Global, Inc.	57,531,276
314,608	StepStone Group, Inc. Class A	18,917,379
326,898	Stifel Financial Corp.	33,873,171
385,900	TPG, Inc.	26,117,712
240,922	Tradeweb Markets, Inc. Class A	30,597,094
211,686	Visa, Inc. Class A	61,357,187
267,527	Voya Financial, Inc.	21,482,418
		469,356,327
	Food, Beverage & Tobacco - 3.2%
660,726	Coca-Cola Co.	43,152,015
361,558	PepsiCo, Inc.	60,047,553
441,794	Philip Morris International, Inc.	58,626,064
623,463	Tyson Foods, Inc. Class A	36,528,697
		198,354,329
	Health Care Equipment & Services - 4.7%
42,003	Align Technology, Inc.*	8,611,875
172,149	Boston Scientific Corp.*	14,463,959
356,192	Integra LifeSciences Holdings Corp.*	6,682,162
30,649	Intuitive Surgical, Inc.*	15,442,192
536,531	Medtronic PLC	47,885,392
160,831	Stryker Corp.	57,300,869
252,718	UnitedHealth Group, Inc.	142,659,311
		293,045,760
	Household & Personal Products - 0.9%
355,195	Procter & Gamble Co.	58,671,110
	Insurance - 3.2%
187,283	Chubb Ltd.	52,896,210
625,579	Kemper Corp.	38,954,804
288,491	Marsh & McLennan Cos., Inc.	62,960,276
555,677	Principal Financial Group, Inc.	45,787,785
		200,599,075
	Materials - 4.2%
432,385	BHP Group Ltd. ADR(3)	23,980,072
198,977	Celanese Corp.	25,065,133
1,072,718	FMC Corp.	69,715,943
964,460	Huntsman Corp.	21,218,120
445,283	Ingevity Corp.*	18,608,376
145,271	Linde PLC	66,265,367
133,783	Reliance, Inc.	38,307,424
		263,160,435
	Media & Entertainment - 9.3%
1,032,946	Alphabet, Inc. Class A	176,747,390
328,872	Alphabet, Inc. Class C	56,792,906
458,507	Cargurus, Inc.*	14,222,887
244,316	Liberty Media Corp.-Liberty Formula One Class C*	19,506,189
118,916	Live Nation Entertainment, Inc.*	13,929,820
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Media & Entertainment - 9.3% - (continued)
271,784	Meta Platforms, Inc. Class A	$154,259,163
20,125	Netflix, Inc.*	15,215,104
478,688	Omnicom Group, Inc.	48,347,488
552,260	Pinterest, Inc. Class A*	17,556,345
88,927	Spotify Technology SA*	34,245,788
299,355	Walt Disney Co.	28,797,951
		579,621,031
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
93,027	Charles River Laboratories International, Inc.*	16,612,761
233,986	Danaher Corp.	57,481,001
45,538	Eli Lilly & Co.	37,784,700
247,473	Exact Sciences Corp.*	17,058,314
278,035	Merck & Co., Inc.	28,448,541
113,256	Natera, Inc.*	13,699,446
1,020,831	Perrigo Co. PLC	26,163,898
1,643,356	Pfizer, Inc.	46,506,975
26,160	Vertex Pharmaceuticals, Inc.*	12,451,637
		256,207,273
	Semiconductors & Semiconductor Equipment - 9.4%
795,981	Allegro MicroSystems, Inc.*	16,588,244
83,581	ARM Holdings PLC ADR*	11,809,996
347,130	Broadcom, Inc.	58,932,260
161,225	Marvell Technology, Inc.	12,915,735
129,078	Micron Technology, Inc.	12,862,623
2,810,370	NVIDIA Corp.	373,104,721
240,573	QUALCOMM, Inc.	39,158,067
318,483	Texas Instruments, Inc.	64,703,006
		590,074,652
	Software & Services - 8.4%
207,914	Accenture PLC Class A	71,692,905
640,844	Cognizant Technology Solutions Corp. Class A	47,800,554
76,326	Datadog, Inc. Class A*	9,574,333
303,172	Informatica, Inc. Class A*	8,276,596
61,613	Intuit, Inc.	37,602,414
755,288	Microsoft Corp.	306,911,279
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	7,877
36,979	Salesforce, Inc.	10,774,571
33,409	ServiceNow, Inc.*	31,170,263
		523,810,793
	Technology Hardware & Equipment - 9.2%
2,039,415	Apple, Inc.	460,724,243
83,139	Arista Networks, Inc.*	32,128,235
234,179	Belden, Inc.	26,665,963
74,192	Coherent Corp.*	6,858,308
81,817	Dell Technologies, Inc. Class C	10,115,036
1,227,229	Flex Ltd.*	42,548,029
		579,039,814
	Telecommunication Services - 0.3%
72,871	T-Mobile U.S., Inc.	16,261,892
	Transportation - 3.3%
1,083,181	Delta Air Lines, Inc.	61,979,617
1,650,906	Knight-Swift Transportation Holdings, Inc.	85,979,184
436,878	Uber Technologies, Inc.*	31,477,060
112,952	Union Pacific Corp.	26,212,771
		205,648,632
	Utilities - 1.9%
219,455	Atmos Energy Corp.	30,455,965
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Utilities - 1.9% - (continued)
1,166,418	NiSource, Inc.		$41,011,257
577,406	Sempra		48,138,338
			119,605,560
	Total Common Stocks (cost $4,412,954,314)		$6,129,136,140
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$985,922
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		630,204
	Total Convertible Preferred Stocks (cost $1,783,654)		$1,616,126
	Total Long-Term Investments (cost $4,414,737,968)		$6,130,752,266
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 25,066,381	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $25,069,758; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $25,567,863		$25,066,381
	Securities Lending Collateral - 0.0%
264,585	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		264,585
881,950	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		881,950
264,585	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		264,585
264,585	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		264,585
			1,675,705
	Total Short-Term Investments (cost $26,742,086)		$26,742,086
	Total Investments (cost $4,441,480,054)	98.4%	$6,157,494,352
	Other Assets and Liabilities	1.6%	98,305,673
	Net Assets	100.0%	$6,255,800,025
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $35,038,760 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	806,800	$10,846,942	$16,345,768
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	630,204
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	985,922
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	7,877
11/2013	Tory Burch LLC	316,327	24,792,580	17,068,988
			$37,423,176	$35,038,760

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	393	12/20/2024	$112,761,525	$(142,963)
Total futures contracts				$(142,963)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,343,801	$32,343,801	$—	$—
Banks	243,222,091	243,222,091	—	—
Capital Goods	433,457,282	417,111,514	—	16,345,768
Commercial & Professional Services	29,358,259	29,358,259	—	—
Consumer Discretionary Distribution & Retail	323,374,531	306,305,543	—	17,068,988
Consumer Durables & Apparel	127,816,085	127,816,085	—	—
Consumer Services	173,526,024	173,526,024	—	—
Consumer Staples Distribution & Retail	35,420,083	35,420,083	—	—
Energy	161,062,094	161,062,094	—	—
Equity Real Estate Investment Trusts (REITs)	216,099,207	216,099,207	—	—
Financial Services	469,356,327	469,356,327	—	—
Food, Beverage & Tobacco	198,354,329	198,354,329	—	—
Health Care Equipment & Services	293,045,760	293,045,760	—	—
Household & Personal Products	58,671,110	58,671,110	—	—
Insurance	200,599,075	200,599,075	—	—
Materials	263,160,435	263,160,435	—	—
Media & Entertainment	579,621,031	579,621,031	—	—
Pharmaceuticals, Biotechnology & Life Sciences	256,207,273	256,207,273	—	—
Semiconductors & Semiconductor Equipment	590,074,652	590,074,652	—	—
Software & Services	523,810,793	523,802,915	—	7,878
Technology Hardware & Equipment	579,039,814	579,039,814	—	—
Telecommunication Services	16,261,892	16,261,892	—	—
Transportation	205,648,632	205,648,632	—	—
Utilities	119,605,560	119,605,560	—	—
Convertible Preferred Stocks	1,616,126	—	—	1,616,126
Short-Term Investments	26,742,086	1,675,705	25,066,381	—
Total	$6,157,494,352	$6,097,389,211	$25,066,381	$35,038,760
Liabilities
Futures Contracts(2)	$(142,963)	$(142,963)	$—	$—
Total	$(142,963)	$(142,963)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.4%
176,236	Tesla, Inc.*	$44,032,565
	Banks - 4.9%
3,215,851	Bank of America Corp.	134,486,889
1,071,987	JP Morgan Chase & Co.	237,895,355
2,246,545	Wells Fargo & Co.	145,845,701
		518,227,945
	Capital Goods - 7.9%
513,312	AMETEK, Inc.	94,110,622
387,994	Builders FirstSource, Inc.*	66,502,171
230,059	Deere & Co.	93,102,577
635,037	Emerson Electric Co.	68,755,456
385,448	GE Vernova, Inc.*	116,274,244
335,095	General Dynamics Corp.	97,717,053
252,006	IDEX Corp.	54,090,568
1,108,839	Ingersoll Rand, Inc.	106,448,544
1,105,238	RTX Corp.	133,722,746
		830,723,981
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	90,874,872
	Consumer Discretionary Distribution & Retail - 6.5%
2,627,791	Amazon.com, Inc.*	489,820,242
37,891	AutoZone, Inc.*	114,014,019
691,758	TJX Cos., Inc.	78,189,407
		682,023,668
	Consumer Durables & Apparel - 1.3%
336,342	Lennar Corp. Class A	57,279,042
967,899	NIKE, Inc. Class B	74,654,050
		131,933,092
	Consumer Services - 2.1%
395,419	Marriott International, Inc. Class A	102,816,849
405,619	McDonald's Corp.	118,485,366
		221,302,215
	Energy - 2.8%
1,080,439	ConocoPhillips	118,351,288
701,520	EOG Resources, Inc.	85,557,380
562,510	Expand Energy Corp.	47,655,847
343,810	Phillips 66	41,882,934
		293,447,449
	Equity Real Estate Investment Trusts (REITs) - 2.4%
651,414	Iron Mountain, Inc. REIT	80,599,454
827,446	Lineage, Inc. REIT	61,264,102
824,933	Welltower, Inc. REIT	111,266,963
		253,130,519
	Financial Services - 5.4%
537,484	American Express Co.	145,163,679
459,234	Mastercard, Inc. Class A	229,428,714
1,065,773	Morgan Stanley	123,896,111
983,458	Nasdaq, Inc.	72,697,215
		571,185,719
	Food, Beverage & Tobacco - 2.1%
1,598,672	Brown-Forman Corp. Class B	70,389,528
303,414	Constellation Brands, Inc. Class A	70,495,209
1,565,922	Monster Beverage Corp.*	82,492,771
		223,377,508
	Health Care Equipment & Services - 5.8%
1,199,511	Abbott Laboratories	135,988,562
1,661,065	Boston Scientific Corp.*	139,562,681
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Health Care Equipment & Services - 5.8% - (continued)
445,569	Cencora, Inc.	$101,625,378
421,593	UnitedHealth Group, Inc.	237,989,248
		615,165,869
	Household & Personal Products - 1.9%
108,593	Estee Lauder Cos., Inc. Class A	7,486,401
1,180,127	Procter & Gamble Co.	194,933,378
		202,419,779
	Insurance - 2.6%
721,644	Arch Capital Group Ltd.*	71,125,233
298,896	Chubb Ltd.	84,420,186
463,094	Progressive Corp.	112,453,116
		267,998,535
	Materials - 1.6%
273,725	Linde PLC	124,859,659
376,790	RPM International, Inc.	47,893,777
		172,753,436
	Media & Entertainment - 8.5%
2,701,362	Alphabet, Inc. Class A	462,230,052
498,282	Meta Platforms, Inc. Class A	282,814,897
197,123	Netflix, Inc.*	149,030,902
		894,075,851
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
445,472	Danaher Corp.	109,434,651
253,255	Eli Lilly & Co.	210,135,804
1,574,283	Merck & Co., Inc.	161,080,637
202,474	Thermo Fisher Scientific, Inc.	110,615,596
250,298	Vertex Pharmaceuticals, Inc.*	119,136,842
		710,403,530
	Semiconductors & Semiconductor Equipment - 11.5%
1,673,920	Broadcom, Inc.	284,181,398
154,593	KLA Corp.	102,994,494
5,186,881	NVIDIA Corp.	688,610,322
636,017	Texas Instruments, Inc.	129,213,214
		1,204,999,428
	Software & Services - 10.5%
275,264	Accenture PLC Class A	94,916,533
1,744,024	Microsoft Corp.	708,684,152
202,134	Roper Technologies, Inc.	108,693,516
449,536	Salesforce, Inc.	130,981,304
248,388	Workday, Inc. Class A*	58,085,534
		1,101,361,039
	Technology Hardware & Equipment - 9.8%
3,545,934	Apple, Inc.	801,061,950
463,078	CDW Corp.	87,165,172
326,007	Motorola Solutions, Inc.	146,491,245
		1,034,718,367
	Transportation - 0.6%
932,866	Uber Technologies, Inc.*	67,212,995
	Utilities - 3.2%
814,041	Atmos Energy Corp.	112,972,610
5,201,706	PG&E Corp.	105,178,495
1,237,582	WEC Energy Group, Inc.	118,226,209
		336,377,314
	Total Common Stocks (cost $5,477,257,499)	$10,467,745,676
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 11,673,613	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $11,675,186; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $11,907,181		$11,673,613
	Total Short-Term Investments (cost $11,673,613)		$11,673,613
	Total Investments (cost $5,488,931,112)	99.6%	$10,479,419,289
	Other Assets and Liabilities	0.4%	46,683,222
	Net Assets	100.0%	$10,526,102,511
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$44,032,565	$44,032,565	$—	$—
Banks	518,227,945	518,227,945	—	—
Capital Goods	830,723,981	830,723,981	—	—
Commercial & Professional Services	90,874,872	90,874,872	—	—
Consumer Discretionary Distribution & Retail	682,023,668	682,023,668	—	—
Consumer Durables & Apparel	131,933,092	131,933,092	—	—
Consumer Services	221,302,215	221,302,215	—	—
Energy	293,447,449	293,447,449	—	—
Equity Real Estate Investment Trusts (REITs)	253,130,519	253,130,519	—	—
Financial Services	571,185,719	571,185,719	—	—
Food, Beverage & Tobacco	223,377,508	223,377,508	—	—
Health Care Equipment & Services	615,165,869	615,165,869	—	—
Household & Personal Products	202,419,779	202,419,779	—	—
Insurance	267,998,535	267,998,535	—	—
Materials	172,753,436	172,753,436	—	—
Media & Entertainment	894,075,851	894,075,851	—	—
Pharmaceuticals, Biotechnology & Life Sciences	710,403,530	710,403,530	—	—
Semiconductors & Semiconductor Equipment	1,204,999,428	1,204,999,428	—	—
Software & Services	1,101,361,039	1,101,361,039	—	—
Technology Hardware & Equipment	1,034,718,367	1,034,718,367	—	—
Transportation	67,212,995	67,212,995	—	—
Utilities	336,377,314	336,377,314	—	—
Short-Term Investments	11,673,613	—	11,673,613	—
Total	$10,479,419,289	$10,467,745,676	$11,673,613	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Banks - 7.3%
7,576,557	Bank of America Corp.	$316,851,614
2,063,582	JP Morgan Chase & Co.	457,950,117
8,715,362	Wells Fargo & Co.	565,801,301
		1,340,603,032
	Capital Goods - 8.4%
982,143	Airbus SE	149,817,269
847,747	Boeing Co.*	126,577,105
813,358	General Dynamics Corp.	237,183,326
1,017,992	Honeywell International, Inc.	209,380,594
613,961	Lockheed Martin Corp.	335,253,404
2,497,963	Otis Worldwide Corp.	245,299,967
1,267,395	Westinghouse Air Brake Technologies Corp.	238,244,912
		1,541,756,577
	Consumer Discretionary Distribution & Retail - 3.6%
634,139	Home Depot, Inc.	249,692,231
652,440	Lowe's Cos., Inc.	170,828,365
2,105,065	TJX Cos., Inc.	237,935,497
		658,456,093
	Consumer Services - 0.9%
23,725	Booking Holdings, Inc.	110,944,031
488,058	Starbucks Corp.	47,683,267
		158,627,298
	Consumer Staples Distribution & Retail - 0.5%
1,306,753	Sysco Corp.	97,941,137
	Energy - 7.2%
1,301,344	Chevron Corp.	193,666,014
2,622,144	ConocoPhillips	287,229,654
9,360,559	Coterra Energy, Inc.	223,904,571
445,156	Diamondback Energy, Inc.	78,690,226
4,223,186	TotalEnergies SE ADR	264,202,516
5,213,385	Williams Cos., Inc.	273,024,973
		1,320,717,954
	Equity Real Estate Investment Trusts (REITs) - 2.6%
1,372,701	American Tower Corp. REIT	293,126,571
584,176	Public Storage REIT	192,228,955
		485,355,526
	Financial Services - 6.4%
989,684	American Express Co.	267,293,855
184,373	Blackrock, Inc.	180,875,444
2,314,866	Morgan Stanley	269,103,172
481,360	S&P Global, Inc.	231,226,090
822,489	Visa, Inc. Class A	238,398,437
		1,186,896,998
	Food, Beverage & Tobacco - 4.4%
6,074,696	Keurig Dr. Pepper, Inc.	200,161,233
1,310,028	Mondelez International, Inc. Class A	89,710,718
2,802,142	Philip Morris International, Inc.	371,844,243
2,615,045	Tyson Foods, Inc. Class A	153,215,487
		814,931,681
	Health Care Equipment & Services - 6.8%
797,053	Becton Dickinson & Co.	186,183,610
466,812	Elevance Health, Inc.	189,413,637
505,536	HCA Healthcare, Inc.	181,355,985
2,832,086	Medtronic PLC	252,763,675
773,916	UnitedHealth Group, Inc.	436,875,582
		1,246,592,489
	Household & Personal Products - 2.1%
6,428,825	Kenvue, Inc.	147,412,957
4,110,519	Unilever PLC ADR	250,371,713
		397,784,670
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Insurance - 3.0%
2,665,979	American International Group, Inc.	$202,294,487
430,317	Chubb Ltd.	121,538,733
2,788,636	Principal Financial Group, Inc.	229,783,606
		553,616,826
	Materials - 4.3%
17,888,465	Amcor PLC	199,098,615
3,503,486	BHP Group Ltd. ADR(1)	194,303,334
1,326,335	Celanese Corp.	167,078,420
3,711,801	FMC Corp.	241,229,947
		801,710,316
	Media & Entertainment - 7.0%
4,161,947	Alphabet, Inc. Class A	712,150,751
3,333,785	Comcast Corp. Class A	145,586,391
2,244,844	Omnicom Group, Inc.	226,729,244
2,155,072	Walt Disney Co.	207,317,926
		1,291,784,312
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
1,227,350	Agilent Technologies, Inc.	159,935,979
3,287,659	AstraZeneca PLC ADR	233,916,938
2,264,955	Gilead Sciences, Inc.	201,173,303
2,352,814	Merck & Co., Inc.	240,739,928
2,016,519	Novartis AG ADR	218,590,660
8,744,577	Pfizer, Inc.	247,471,529
		1,301,828,337
	Semiconductors & Semiconductor Equipment - 4.6%
944,318	NXP Semiconductors NV	221,442,571
2,044,714	QUALCOMM, Inc.	332,818,098
1,492,880	Texas Instruments, Inc.	303,293,501
		857,554,170
	Software & Services - 7.4%
465,875	Accenture PLC Class A	160,643,017
3,975,186	Cognizant Technology Solutions Corp. Class A	296,509,124
1,900,083	Microsoft Corp.	772,098,727
247,135	Roper Technologies, Inc.	132,891,904
		1,362,142,772
	Technology Hardware & Equipment - 5.3%
2,382,225	Apple, Inc.	538,168,450
8,203,530	Cisco Systems, Inc.	449,307,338
		987,475,788
	Telecommunication Services - 0.2%
176,390	T-Mobile U.S., Inc.	39,363,192
	Transportation - 1.5%
3,013,085	Delta Air Lines, Inc.	172,408,724
540,200	JB Hunt Transport Services, Inc.	97,570,924
		269,979,648
	Utilities - 5.8%
3,180,026	American Electric Power Co., Inc.	314,027,567
2,047,310	Duke Energy Corp.	235,993,424
7,490,702	Exelon Corp.	294,384,589
2,741,522	Sempra	228,560,689
		1,072,966,269
	Total Common Stocks (cost $11,712,585,847)	$17,788,085,085
The accompanying notes are an integral part of these financial statements.

9

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.7%
$ 123,091,341	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $123,107,924; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $125,553,337		$123,091,341
	Securities Lending Collateral - 0.4%
12,020,395	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		12,020,395
40,067,984	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		40,067,984
12,020,395	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		12,020,395
12,020,395	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		12,020,395
			76,129,169
	Total Short-Term Investments (cost $199,220,510)		$199,220,510
	Total Investments (cost $11,911,806,357)	97.5%	$17,987,305,595
	Other Assets and Liabilities	2.5%	458,567,124
	Net Assets	100.0%	$18,445,872,719
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,340,603,032	$1,340,603,032	$—	$—
Capital Goods	1,541,756,577	1,391,939,308	149,817,269	—
Consumer Discretionary Distribution & Retail	658,456,093	658,456,093	—	—
Consumer Services	158,627,298	158,627,298	—	—
Consumer Staples Distribution & Retail	97,941,137	97,941,137	—	—
Energy	1,320,717,954	1,320,717,954	—	—
Equity Real Estate Investment Trusts (REITs)	485,355,526	485,355,526	—	—
Financial Services	1,186,896,998	1,186,896,998	—	—
Food, Beverage & Tobacco	814,931,681	814,931,681	—	—
Health Care Equipment & Services	1,246,592,489	1,246,592,489	—	—
Household & Personal Products	397,784,670	397,784,670	—	—
Insurance	553,616,826	553,616,826	—	—
Materials	801,710,316	801,710,316	—	—
Media & Entertainment	1,291,784,312	1,291,784,312	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,301,828,337	1,301,828,337	—	—
Semiconductors & Semiconductor Equipment	857,554,170	857,554,170	—	—
Software & Services	1,362,142,772	1,362,142,772	—	—
Technology Hardware & Equipment	987,475,788	987,475,788	—	—
Telecommunication Services	39,363,192	39,363,192	—	—
Transportation	269,979,648	269,979,648	—	—
Utilities	1,072,966,269	1,072,966,269	—	—
Short-Term Investments	199,220,510	76,129,169	123,091,341	—
Total	$17,987,305,595	$17,714,396,985	$272,908,610	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 7.9%
1,570,097	Bank of America Corp.	$65,661,456
839,743	JP Morgan Chase & Co.	186,355,767
265,970	M&T Bank Corp.	51,779,040
2,397,314	Regions Financial Corp.	57,223,885
413,647	Royal Bank of Canada	50,026,228
		411,046,376
	Capital Goods - 11.3%
3,176,545	BAE Systems PLC	51,197,366
108,188	Deere & Co.	43,782,602
611,345	Emerson Electric Co.	66,190,323
233,199	General Dynamics Corp.	68,003,160
255,414	Honeywell International, Inc.	52,533,552
127,724	IDEX Corp.	27,414,679
833,024	Johnson Controls International PLC	62,934,963
348,219	L3Harris Technologies, Inc.	86,173,756
786,199	PACCAR, Inc.	81,984,832
236,436	Siemens AG	45,998,577
		586,213,810
	Consumer Discretionary Distribution & Retail - 1.5%
457,252	Industria de Diseno Textil SA	26,070,060
196,189	Tractor Supply Co.	52,090,141
		78,160,201
	Consumer Durables & Apparel - 0.2%
135,398	NIKE, Inc. Class B	10,443,248
	Consumer Services - 1.6%
10,868	Booking Holdings, Inc.	50,821,485
324,442	Starbucks Corp.	31,697,983
		82,519,468
	Energy - 8.0%
1,445,095	ConocoPhillips	158,295,706
3,346,507	Coterra Energy, Inc.	80,048,447
2,589,440	EQT Corp.	94,618,138
241,630	Phillips 66	29,435,367
805,114	TotalEnergies SE	50,525,448
		412,923,106
	Equity Real Estate Investment Trusts (REITs) - 6.4%
822,494	Crown Castle, Inc. REIT	88,409,880
1,713,728	Gaming & Leisure Properties, Inc. REIT	86,012,008
1,990,653	Host Hotels & Resorts, Inc. REIT	34,318,858
399,924	Lamar Advertising Co. Class A, REIT	52,789,968
2,245,394	Weyerhaeuser Co. REIT	69,966,477
		331,497,191
	Financial Services - 7.2%
502,310	Ares Management Corp. Class A	84,227,341
83,412	Capital One Financial Corp.	13,578,639
321,262	Intercontinental Exchange, Inc.	50,075,108
736,979	Morgan Stanley	85,673,809
790,793	Nasdaq, Inc.	58,455,419
536,925	Raymond James Financial, Inc.	79,583,023
		371,593,339
	Food, Beverage & Tobacco - 5.6%
1,309,609	Archer-Daniels-Midland Co.	72,303,513
2,330,301	Keurig Dr. Pepper, Inc.	76,783,418
508,413	Pernod Ricard SA	63,433,952
597,179	Philip Morris International, Inc.	79,245,653
		291,766,536
	Health Care Equipment & Services - 4.1%
159,088	Elevance Health, Inc.	64,551,547
262,944	UnitedHealth Group, Inc.	148,431,888
		212,983,435
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Household & Personal Products - 2.8%
3,318,730	Kenvue, Inc.	$76,098,479
1,096,555	Unilever PLC ADR	66,791,165
		142,889,644
	Insurance - 3.0%
1,158,051	American International Group, Inc.	87,872,910
870,316	MetLife, Inc.	68,250,181
		156,123,091
	Materials - 4.4%
2,708,600	Barrick Gold Corp.	52,330,152
431,024	Celanese Corp.	54,296,093
408,601	PPG Industries, Inc.	50,874,910
1,094,239	Rio Tinto PLC ADR	71,005,169
		228,506,324
	Media & Entertainment - 0.7%
371,396	Omnicom Group, Inc.	37,510,996
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
726,498	AstraZeneca PLC ADR	51,690,333
1,490,276	Gilead Sciences, Inc.	132,366,314
854,185	Johnson & Johnson	136,550,014
988,605	Merck & Co., Inc.	101,154,064
4,699,638	Pfizer, Inc.	132,999,755
213,242	Roche Holding AG	66,084,425
		620,844,905
	Semiconductors & Semiconductor Equipment - 3.0%
286,819	Broadcom, Inc.	48,693,262
301,603	NXP Semiconductors NV	70,725,903
221,463	QUALCOMM, Inc.	36,047,533
		155,466,698
	Software & Services - 1.0%
616,090	Amdocs Ltd.	54,058,817
	Technology Hardware & Equipment - 4.6%
2,095,213	Cisco Systems, Inc.	114,754,816
1,153,580	Corning, Inc.	54,898,872
450,869	TE Connectivity PLC	66,467,108
		236,120,796
	Telecommunication Services - 1.4%
329,901	T-Mobile U.S., Inc.	73,620,707
	Transportation - 2.3%
291,666	Canadian National Railway Co.	31,494,942
478,169	Knight-Swift Transportation Holdings, Inc.	24,903,042
449,783	United Parcel Service, Inc. Class B	60,297,909
		116,695,893
	Utilities - 8.8%
580,530	American Electric Power Co., Inc.	57,327,337
655,736	Atmos Energy Corp.	91,003,042
965,423	Dominion Energy, Inc.	57,471,631
464,754	Eversource Energy	30,604,051
670,200	Exelon Corp.	26,338,860
2,279,387	PPL Corp.	74,216,841
1,074,287	Sempra	89,563,307
278,009	WEC Energy Group, Inc.	26,558,200
		453,083,269
	Total Common Stocks (cost $3,944,822,745)	$5,064,067,850
The accompanying notes are an integral part of these financial statements.

11

The Hartford Equity Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 22,980,594	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $22,983,690; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $23,440,325		$22,980,594
	Total Short-Term Investments (cost $22,980,594)		$22,980,594
	Total Investments (cost $3,967,803,339)	98.3%	$5,087,048,444
	Other Assets and Liabilities	1.7%	90,384,472
	Net Assets	100.0%	$5,177,432,916
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$411,046,376	$411,046,376	$—	$—
Capital Goods	586,213,810	489,017,867	97,195,943	—
Consumer Discretionary Distribution & Retail	78,160,201	52,090,141	26,070,060	—
Consumer Durables & Apparel	10,443,248	10,443,248	—	—
Consumer Services	82,519,468	82,519,468	—	—
Energy	412,923,106	362,397,658	50,525,448	—
Equity Real Estate Investment Trusts (REITs)	331,497,191	331,497,191	—	—
Financial Services	371,593,339	371,593,339	—	—
Food, Beverage & Tobacco	291,766,536	228,332,584	63,433,952	—
Health Care Equipment & Services	212,983,435	212,983,435	—	—
Household & Personal Products	142,889,644	142,889,644	—	—
Insurance	156,123,091	156,123,091	—	—
Materials	228,506,324	228,506,324	—	—
Media & Entertainment	37,510,996	37,510,996	—	—
Pharmaceuticals, Biotechnology & Life Sciences	620,844,905	554,760,480	66,084,425	—
Semiconductors & Semiconductor Equipment	155,466,698	155,466,698	—	—
Software & Services	54,058,817	54,058,817	—	—
Technology Hardware & Equipment	236,120,796	236,120,796	—	—
Telecommunication Services	73,620,707	73,620,707	—	—
Transportation	116,695,893	116,695,893	—	—
Utilities	453,083,269	453,083,269	—	—
Short-Term Investments	22,980,594	—	22,980,594	—
Total	$5,087,048,444	$4,760,758,022	$326,290,422	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Capital Goods - 4.4%
205,755	Axon Enterprise, Inc.*	$87,137,242
347,373	Boeing Co.*	51,866,263
893,353	Fluor Corp.*	46,704,495
334,550	General Electric Co.	57,468,999
		243,176,999
	Consumer Discretionary Distribution & Retail - 6.1%
1,434,675	Amazon.com, Inc.*	267,423,420
49,501	O'Reilly Automotive, Inc.*	57,081,583
171,581	Tory Burch LLC*(1)(2)	9,258,509
		333,763,512
	Consumer Durables & Apparel - 1.4%
1,582,131	On Holding AG Class A*	75,024,652
	Consumer Services - 3.3%
2,401,758	DraftKings, Inc. Class A*	84,830,093
255,061	Royal Caribbean Cruises Ltd.	52,631,837
1,050,033	Viking Holdings Ltd.*	41,213,795
		178,675,725
	Energy - 0.9%
280,482	Targa Resources Corp.	46,829,275
	Equity Real Estate Investment Trusts (REITs) - 1.3%
208,562	American Tower Corp. REIT	44,536,330
131,686	AvalonBay Communities, Inc. REIT	29,182,934
		73,719,264
	Financial Services - 4.7%
224,063	Evercore, Inc. Class A	59,190,723
490,865	KKR & Co., Inc.	67,857,177
1,029,802	Tradeweb Markets, Inc. Class A	130,784,854
		257,832,754
	Health Care Equipment & Services - 2.9%
173,785	Align Technology, Inc.*	35,631,138
699,898	Boston Scientific Corp.*	58,805,430
124,606	Intuitive Surgical, Inc.*	62,781,487
		157,218,055
	Media & Entertainment - 17.5%
1,594,720	Alphabet, Inc. Class A	272,872,539
1,347,193	Liberty Media Corp.-Liberty Formula One Class C*	107,559,889
495,256	Live Nation Entertainment, Inc.*	58,014,288
470,251	Meta Platforms, Inc. Class A	266,905,063
82,309	Netflix, Inc.*	62,228,073
2,243,323	Pinterest, Inc. Class A*	71,315,238
316,566	Spotify Technology SA*	121,909,567
		960,804,657
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
186,167	Eli Lilly & Co.	154,470,206
1,125,402	Exact Sciences Corp.*	77,573,960
105,721	Medpace Holdings, Inc.*	33,219,653
554,797	Natera, Inc.*	67,108,245
107,263	Vertex Pharmaceuticals, Inc.*	51,055,043
		383,427,107
	Semiconductors & Semiconductor Equipment - 19.7%
338,276	ARM Holdings PLC ADR*	47,798,399
1,506,262	Broadcom, Inc.	255,718,100
1,144,302	Marvell Technology, Inc.	91,670,033
546,945	Micron Technology, Inc.	54,503,069
4,741,667	NVIDIA Corp.	629,503,711
		1,079,193,312
	Software & Services - 7.5%
304,355	Datadog, Inc. Class A*	38,178,291
499,380	Microsoft Corp.	202,923,063
20,599	Rubicon Earnout Shares*(1)(2)	12
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Software & Services - 7.5% - (continued)
2,197,165	Rubicon TRA Placeholder*(1)(2)		$109,858
148,436	Salesforce, Inc.		43,249,798
136,891	ServiceNow, Inc.*		127,717,934
			412,178,956
	Technology Hardware & Equipment - 17.2%
3,101,626	Apple, Inc.		700,688,330
335,929	Arista Networks, Inc.*		129,816,403
403,899	Dell Technologies, Inc. Class C		49,934,033
1,852,749	Flex Ltd.*		64,234,808
			944,673,574
	Telecommunication Services - 1.2%
299,492	T-Mobile U.S., Inc.		66,834,635
	Transportation - 2.9%
524,666	Delta Air Lines, Inc.		30,021,389
1,786,249	Uber Technologies, Inc.*		128,699,240
			158,720,629
	Total Common Stocks (cost $3,542,760,748)		$5,372,073,106
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Health Care Equipment & Services - 0.2%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$9,863,633
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(3)		6,029,542
	Total Convertible Preferred Stocks (cost $17,456,734)		$15,893,175
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
114,171	iShares Russell 1000 Growth ETF		$42,695,387
	Total Exchange-Traded Funds (cost $42,365,250)		$42,695,387
	Total Long-Term Investments (cost $3,602,582,732)		$5,430,661,668
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 10,207,113	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $10,208,488; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $10,411,388		$10,207,113
	Total Short-Term Investments (cost $10,207,113)		$10,207,113
	Total Investments (cost $3,612,789,845)	99.3%	$5,440,868,781
	Other Assets and Liabilities	0.7%	37,576,523
	Net Assets	100.0%	$5,478,445,304
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $25,261,554 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$6,029,542
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	9,863,633
09/2015	Rubicon Earnout Shares	20,599	—	12
09/2015	Rubicon TRA Placeholder	2,197,165	—	109,858
11/2013	Tory Burch LLC	171,581	13,447,917	9,258,509
			$30,904,651	$25,261,554

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$243,176,999	$243,176,999	$—	$—
Consumer Discretionary Distribution & Retail	333,763,512	324,505,003	—	9,258,509
Consumer Durables & Apparel	75,024,652	75,024,652	—	—
Consumer Services	178,675,725	178,675,725	—	—
Energy	46,829,275	46,829,275	—	—
Equity Real Estate Investment Trusts (REITs)	73,719,264	73,719,264	—	—
Financial Services	257,832,754	257,832,754	—	—
Health Care Equipment & Services	157,218,055	157,218,055	—	—
Media & Entertainment	960,804,657	960,804,657	—	—
Pharmaceuticals, Biotechnology & Life Sciences	383,427,107	383,427,107	—	—
Semiconductors & Semiconductor Equipment	1,079,193,312	1,079,193,312	—	—
Software & Services	412,178,956	412,069,086	—	109,870
Technology Hardware & Equipment	944,673,574	944,673,574	—	—
Telecommunication Services	66,834,635	66,834,635	—	—
Transportation	158,720,629	158,720,629	—	—
Convertible Preferred Stocks	15,893,175	—	—	15,893,175
Exchange-Traded Funds	42,695,387	42,695,387	—	—
Short-Term Investments	10,207,113	—	10,207,113	—
Total	$5,440,868,781	$5,405,400,114	$10,207,113	$25,261,554

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Biotechnology - 20.9%
24,592	AbbVie, Inc.	$5,013,571
114,227	Akero Therapeutics, Inc.*	3,521,618
26,321	Alnylam Pharmaceuticals, Inc.*	7,016,915
13,742	Amgen, Inc.	4,399,639
260,635	Amicus Therapeutics, Inc.*	2,976,452
104,542	Apellis Pharmaceuticals, Inc.*	2,849,815
45,780	Apogee Therapeutics, Inc.*	2,382,391
20,393	Argenx SE ADR*	11,956,416
38,216	Ascendis Pharma AS ADR*	4,693,689
550,432	Autolus Therapeutics PLC ADR*	1,854,956
134,381	Avidity Biosciences, Inc.*	5,678,941
37,919	Biogen, Inc.*	6,597,906
39,757	Blueprint Medicines Corp.*	3,479,135
127,144	Celldex Therapeutics, Inc.*	3,313,373
95,738	Crinetics Pharmaceuticals, Inc.*	5,357,499
79,787	Cytokinetics, Inc.*	4,069,137
64,206	Disc Medicine, Inc.*	2,877,713
166,917	Exact Sciences Corp.*	11,505,589
98,983	Genus PLC	2,675,451
332,290	Immatics NV*(1)	3,023,839
80,291	Immunocore Holdings PLC ADR*	2,475,372
63,807	Ionis Pharmaceuticals, Inc.*	2,449,551
76,641	Kymera Therapeutics, Inc.*	3,538,515
26,561	Legend Biotech Corp. ADR*	1,195,776
79,637	Merus NV*	3,976,275
28,781	Moderna, Inc.*	1,564,535
52,791	MoonLake Immunotherapeutics*	2,450,558
29,108	Natera, Inc.*	3,520,904
148,448	Nurix Therapeutics, Inc.*	3,648,852
34,120	Nuvalent, Inc. Class A*	3,019,279
68,901	PTC Therapeutics, Inc.*	2,750,528
14,831	Regeneron Pharmaceuticals, Inc.*	12,431,344
120,327	REVOLUTION Medicines, Inc.*	6,437,495
169,639	Rocket Pharmaceuticals, Inc.*	2,824,489
45,876	Sarepta Therapeutics, Inc.*	5,780,376
798,159	Savara, Inc.*	2,901,308
89,680	Scholar Rock Holding Corp.*	2,550,499
96,200	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,135,999
74,664	Soleno Therapeutics, Inc.*	4,111,000
83,896	Ultragenyx Pharmaceutical, Inc.*	4,277,857
24,026	United Therapeutics Corp.*	8,985,003
49,638	Vaxcyte, Inc.*	5,279,001
59,744	Vertex Pharmaceuticals, Inc.*	28,436,949
83,104	Xenon Pharmaceuticals, Inc.*	3,416,405
88,033	Zai Lab Ltd. ADR*(1)	2,660,357
		218,062,272
	Health Care Distributors - 2.0%
90,547	Cencora, Inc.	20,651,960
	Health Care Equipment - 13.9%
103,355	Abbott Laboratories	11,717,356
457,297	Boston Scientific Corp.*	38,422,094
39,201	DiaSorin SpA	4,257,645
303,742	Edwards Lifesciences Corp.*	20,353,751
65,159	Glaukos Corp.*	8,617,278
41,812	Hologic, Inc.*	3,381,337
12,482	Inspire Medical Systems, Inc.*	2,434,489
36,884	Insulet Corp.*	8,539,753
81,157	Intuitive Surgical, Inc.*	40,890,143
15,885	Stryker Corp.	5,659,508
		144,273,354
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Health Care Facilities - 5.4%
214,381	Acadia Healthcare Co., Inc.*	$9,151,925
270,891	Ardent Health Partners, Inc.*	4,713,503
79,281	Encompass Health Corp.	7,885,288
63,327	HCA Healthcare, Inc.	22,717,928
166,125	PACS Group, Inc.*	7,090,215
167,305	Surgery Partners, Inc.*	4,818,384
		56,377,243
	Health Care Services - 3.1%
50,958	Addus HomeCare Corp.*	6,340,194
783,050	agilon health, Inc.*	1,996,778
40,137	Labcorp Holdings, Inc.	9,162,073
874,345	LifeStance Health Group, Inc.*	5,866,855
217,846	Option Care Health, Inc.*	5,019,172
199,853	Privia Health Group, Inc.*	3,669,301
		32,054,373
	Health Care Supplies - 0.4%
21,515	Align Technology, Inc.*	4,411,220
	Health Care Technology - 0.6%
275,907	Evolent Health, Inc. Class A*	6,442,428
	Life Sciences Tools & Services - 9.8%
94,409	Agilent Technologies, Inc.	12,302,437
46,936	Bio-Techne Corp.	3,461,530
151,190	Danaher Corp.	37,141,335
55,913	ICON PLC*	12,418,837
121,698	Qiagen NV*	5,123,486
9,519	Tecan Group AG	2,405,187
54,279	Thermo Fisher Scientific, Inc.	29,653,703
		102,506,515
	Managed Health Care - 13.4%
66,900	Alignment Healthcare, Inc.*	829,560
207,613	Centene Corp.*	12,925,985
14,850	Elevance Health, Inc.	6,025,536
37,641	Humana, Inc.	9,704,979
29,655	Molina Healthcare, Inc.*	9,525,779
177,809	UnitedHealth Group, Inc.	100,373,181
		139,385,020
	Pharmaceuticals - 28.5%
705,674	Astellas Pharma, Inc.	8,262,263
253,703	AstraZeneca PLC ADR	18,050,969
28,300	Chugai Pharmaceutical Co. Ltd.	1,346,555
271,430	Daiichi Sankyo Co. Ltd.	8,834,562
166,295	Eisai Co. Ltd.	5,634,094
424,567	Elanco Animal Health, Inc.*	5,366,527
137,869	Eli Lilly & Co.	114,395,424
76,388	Galderma Group AG*	7,148,300
406,994	GSK PLC	7,349,732
132,083	Johnson & Johnson	21,114,788
422,171	Merck & Co., Inc.	43,196,537
45,824	Novartis AG	4,972,190
157,320	Novo Nordisk AS Class B	17,645,796
112,318	Structure Therapeutics, Inc. ADR*	4,621,886
45,355	UCB SA	8,733,033
183,661	Verona Pharma PLC ADR*	6,231,618
77,369	Zoetis, Inc.	13,832,030
		296,736,304
	Total Common Stocks (cost $700,966,362)	$1,020,900,689
The accompanying notes are an integral part of these financial statements.

15

The Hartford Healthcare Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $700,973,926)		$1,020,908,253
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 2,384,652	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,384,973; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,432,508		$2,384,652
	Securities Lending Collateral - 0.2%
355,556	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		355,556
1,201,221	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		1,201,221
333,583	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		333,583
313,643	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		313,643
			2,204,003
	Total Short-Term Investments (cost $4,588,655)		$4,588,655
	Total Investments (cost $705,562,581)	98.4%	$1,025,496,908
	Other Assets and Liabilities	1.6%	16,726,381
	Net Assets	100.0%	$1,042,223,289
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$218,062,272	$213,250,822	$4,811,450	$—
Health Care Distributors	20,651,960	20,651,960	—	—
Health Care Equipment	144,273,354	140,015,709	4,257,645	—
Health Care Facilities	56,377,243	56,377,243	—	—
Health Care Services	32,054,373	32,054,373	—	—
Health Care Supplies	4,411,220	4,411,220	—	—
Health Care Technology	6,442,428	6,442,428	—	—
Life Sciences Tools & Services	102,506,515	100,101,328	2,405,187	—
Managed Health Care	139,385,020	139,385,020	—	—
Pharmaceuticals	296,736,304	233,958,079	62,778,225	—
Rights	7,564	—	—	7,564
Short-Term Investments	4,588,655	2,204,003	2,384,652	—
Total	$1,025,496,908	$948,852,185	$76,637,159	$7,564

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 0.7%
201,312	M&T Bank Corp.	$39,191,420
	Capital Goods - 11.8%
104,041	Acuity Brands, Inc.	31,284,088
178,402	Axon Enterprise, Inc.*	75,553,247
568,913	Fortive Corp.	40,637,456
919,298	Graco, Inc.	74,876,822
261,725	IDEX Corp.	56,176,654
550,011	Ingersoll Rand, Inc.	52,801,056
141,043	Lennox International, Inc.	84,988,280
132,880	Lincoln Electric Holdings, Inc.	25,587,373
675,159	Vertiv Holdings Co. Class A	73,788,127
107,591	Watsco, Inc.	50,891,619
375,708	Westinghouse Air Brake Technologies Corp.	70,625,590
		637,210,312
	Commercial & Professional Services - 2.6%
627,777	Copart, Inc.*	32,311,682
1,040,733	Dayforce, Inc.*(1)	73,840,006
792,962	Rollins, Inc.	37,380,229
		143,531,917
	Consumer Discretionary Distribution & Retail - 5.1%
611,526	CarMax, Inc.*	44,262,252
431,326	Floor & Decor Holdings, Inc. Class A*	44,448,144
59,582	O'Reilly Automotive, Inc.*	68,706,388
113,174	Pool Corp.	40,928,245
1,888,426	Valvoline, Inc.*	76,065,799
		274,410,828
	Consumer Durables & Apparel - 3.6%
468,516	Deckers Outdoor Corp.*	75,379,539
12,783	NVR, Inc.*	117,000,370
		192,379,909
	Consumer Services - 6.7%
439,859	Choice Hotels International, Inc.(1)	61,364,729
161,148	Domino's Pizza, Inc.	66,671,762
385,804	DoorDash, Inc. Class A*	60,455,487
3,054,376	DraftKings, Inc. Class A*	107,880,560
452,583	Hyatt Hotels Corp. Class A	65,828,198
		362,200,736
	Consumer Staples Distribution & Retail - 0.5%
74,998	Casey's General Stores, Inc.	29,550,712
	Energy - 4.2%
1,295,847	Antero Resources Corp.*	33,536,520
1,081,632	EQT Corp.	39,522,833
937,212	Targa Resources Corp.	156,476,916
		229,536,269
	Equity Real Estate Investment Trusts (REITs) - 1.2%
481,118	Lamar Advertising Co. Class A, REIT	63,507,576
	Financial Services - 10.5%
170,121	Credit Acceptance Corp.*	72,301,425
663,672	Hamilton Lane, Inc. Class A	119,222,038
348,756	Morningstar, Inc.	114,409,406
2,952,417	Rocket Cos., Inc. Class A*	47,533,914
910,311	Tradeweb Markets, Inc. Class A	115,609,497
589,972	WEX, Inc.*	101,829,167
		570,905,447
	Food, Beverage & Tobacco - 1.2%
873,160	Celsius Holdings, Inc.*	26,264,653
343,074	Post Holdings, Inc.*	37,467,111
		63,731,764
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.6%
460,935	Inspire Medical Systems, Inc.*	$89,900,763
164,565	Molina Healthcare, Inc.*	52,861,569
513,817	Veeva Systems, Inc. Class A*	107,300,404
		250,062,736
	Household & Personal Products - 0.8%
395,662	elf Beauty, Inc.*	41,643,426
	Insurance - 2.3%
53,828	Markel Group, Inc.*	83,003,314
394,006	W.R. Berkley Corp.	22,525,323
11,853	White Mountains Insurance Group Ltd.	21,301,501
		126,830,138
	Materials - 0.8%
321,484	Ball Corp.	19,047,927
802,370	Element Solutions, Inc.	21,744,227
		40,792,154
	Media & Entertainment - 2.9%
1,977,930	Pinterest, Inc. Class A*	62,878,394
803,251	Trade Desk, Inc. Class A*	96,558,803
		159,437,197
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
600,166	Bio-Techne Corp.	44,262,243
1,420,792	Exact Sciences Corp.*	97,935,193
143,177	ICON PLC*	31,801,043
64,739	Mettler-Toledo International, Inc.*	83,626,603
291,960	Neurocrine Biosciences, Inc.*	35,114,029
207,160	Sarepta Therapeutics, Inc.*	26,102,160
1,284,489	Ultragenyx Pharmaceutical, Inc.*	65,496,094
143,014	United Therapeutics Corp.*	53,482,946
197,476	Waters Corp.*	63,806,470
		501,626,781
	Semiconductors & Semiconductor Equipment - 6.0%
246,723	Enphase Energy, Inc.*	20,487,878
488,024	Entegris, Inc.	51,100,993
674,812	MKS Instruments, Inc.	67,029,076
175,201	Monolithic Power Systems, Inc.	133,030,119
275,096	Onto Innovation, Inc.*	54,559,790
		326,207,856
	Software & Services - 17.3%
442,366	CyberArk Software Ltd.*	122,323,046
1,111,370	Datadog, Inc. Class A*	139,410,253
961,017	Dynatrace, Inc.*	51,702,715
58,428	Fair Isaac Corp.*	116,453,431
47,329	Guidewire Software, Inc.*	8,815,500
141,782	HubSpot, Inc.*	78,659,236
2,996,077	Informatica, Inc. Class A*	81,792,902
356,317	MongoDB, Inc.*	96,348,117
550,165	Procore Technologies, Inc.*	36,118,332
575,414	PTC, Inc.*	106,641,477
81,494	Tyler Technologies, Inc.*	49,351,951
1,871,096	Unity Software, Inc.*	37,571,608
62,447	VeriSign, Inc.*	11,043,127
		936,231,695
	Technology Hardware & Equipment - 1.0%
118,650	CDW Corp.	22,333,490
892,748	Flex Ltd.*	30,951,573
		53,285,063
	Transportation - 3.2%
671,991	Expeditors International of Washington, Inc.	79,966,929
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 3.2% - (continued)
92,884	Saia, Inc.*		$45,384,051
675,853	U-Haul Holding Co.		46,133,726
			171,484,706
	Utilities - 3.5%
334,497	Atmos Energy Corp.		46,421,494
1,135,028	NiSource, Inc.		39,907,584
792,113	Vistra Corp.		98,982,440
40,190	WEC Energy Group, Inc.		3,839,351
			189,150,869
	Total Common Stocks (cost $3,812,877,530)		$5,402,909,511
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 4,014,379	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $4,014,920; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $4,094,775		$4,014,379
	Securities Lending Collateral - 1.1%
9,184,040	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		9,184,040
30,613,465	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		30,613,465
9,184,039	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		9,184,039
9,184,039	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		9,184,039
			58,165,583
	Total Short-Term Investments (cost $62,179,962)		$62,179,962
	Total Investments (cost $3,875,057,492)	101.0%	$5,465,089,473
	Other Assets and Liabilities	(1.0)%	(53,552,838)
	Net Assets	100.0%	$5,411,536,635
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$39,191,420	$39,191,420	$—	$—
Capital Goods	637,210,312	637,210,312	—	—
Commercial & Professional Services	143,531,917	143,531,917	—	—
Consumer Discretionary Distribution & Retail	274,410,828	274,410,828	—	—
Consumer Durables & Apparel	192,379,909	192,379,909	—	—
Consumer Services	362,200,736	362,200,736	—	—
Consumer Staples Distribution & Retail	29,550,712	29,550,712	—	—
Energy	229,536,269	229,536,269	—	—
Equity Real Estate Investment Trusts (REITs)	63,507,576	63,507,576	—	—
Financial Services	570,905,447	570,905,447	—	—
Food, Beverage & Tobacco	63,731,764	63,731,764	—	—
Health Care Equipment & Services	250,062,736	250,062,736	—	—
Household & Personal Products	41,643,426	41,643,426	—	—
Insurance	126,830,138	126,830,138	—	—
Materials	40,792,154	40,792,154	—	—
Media & Entertainment	159,437,197	159,437,197	—	—
Pharmaceuticals, Biotechnology & Life Sciences	501,626,781	501,626,781	—	—
Semiconductors & Semiconductor Equipment	326,207,856	326,207,856	—	—
Software & Services	936,231,695	936,231,695	—	—
Technology Hardware & Equipment	53,285,063	53,285,063	—	—
Transportation	171,484,706	171,484,706	—	—
Utilities	189,150,869	189,150,869	—	—
Short-Term Investments	62,179,962	58,165,583	4,014,379	—
Total	$5,465,089,473	$5,461,075,094	$4,014,379	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

The Hartford MidCap Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.4%
483,367	Gentex Corp.	$14,650,854
	Banks - 5.2%
536,466	Columbia Banking System, Inc.	15,294,646
6,078	First Citizens BancShares, Inc. Class A	11,775,213
91,366	M&T Bank Corp.	17,787,133
199,454	Synovus Financial Corp.	9,946,771
		54,803,763
	Capital Goods - 12.2%
189,524	Air Lease Corp.	8,405,389
72,979	Boise Cascade Co.	9,708,396
30,973	Curtiss-Wright Corp.	10,684,446
109,291	Dover Corp.	20,692,065
143,247	Fortune Brands Innovations, Inc.	11,936,773
98,790	John Bean Technologies Corp.	11,007,182
89,516	L3Harris Technologies, Inc.	22,152,525
109,784	Middleby Corp.*	14,238,985
24,600	WESCO International, Inc.	4,745,320
79,211	Westinghouse Air Brake Technologies Corp.	14,890,084
		128,461,165
	Commercial & Professional Services - 3.4%
126,564	Science Applications International Corp.	18,261,919
174,643	TransUnion	17,691,336
		35,953,255
	Consumer Discretionary Distribution & Retail - 1.1%
85,356	Ross Stores, Inc.	11,925,940
	Consumer Durables & Apparel - 3.5%
61,353	Lennar Corp. Class A	10,448,416
123,153	Skechers USA, Inc. Class A*	7,568,983
207,107	Steven Madden Ltd.	9,313,602
196,440	Tempur Sealy International, Inc.	9,411,440
		36,742,441
	Consumer Services - 2.9%
589,558	International Game Technology PLC	11,979,819
205,013	Wyndham Hotels & Resorts, Inc.	18,106,748
		30,086,567
	Consumer Staples Distribution & Retail - 1.8%
314,220	U.S. Foods Holding Corp.*	19,371,663
	Energy - 6.1%
632,793	Coterra Energy, Inc.	15,136,408
87,797	Diamondback Energy, Inc.	15,519,876
571,172	EQT Corp.	20,870,625
150,764	Expand Energy Corp.	12,772,726
		64,299,635
	Equity Real Estate Investment Trusts (REITs) - 7.1%
126,798	Camden Property Trust REIT	14,681,940
422,655	Essential Properties Realty Trust, Inc. REIT	13,393,937
207,403	Gaming & Leisure Properties, Inc. REIT	10,409,557
601,456	Kimco Realty Corp. REIT	14,266,536
287,430	UDR, Inc. REIT	12,126,672
312,504	Weyerhaeuser Co. REIT	9,737,625
		74,616,267
	Financial Services - 8.0%
86,081	Ares Management Corp. Class A	14,434,062
32,967	Evercore, Inc. Class A	8,708,893
276,873	Nasdaq, Inc.	20,466,452
165,457	Stifel Financial Corp.	17,144,654
178,318	TPG, Inc.	12,068,562
140,300	Voya Financial, Inc.	11,266,090
		84,088,713
	Food, Beverage & Tobacco - 1.4%
461,984	Keurig Dr. Pepper, Inc.	15,222,373
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 4.2%
96,185	Acadia Healthcare Co., Inc.*	$4,106,138
257,155	Centene Corp.*	16,010,470
131,970	Edwards Lifesciences Corp.*	8,843,310
324,006	Integra LifeSciences Holdings Corp.*	6,078,353
44,574	Teleflex, Inc.	8,962,048
		44,000,319
	Insurance - 7.8%
2,175,164	Aegon Ltd.	13,660,030
100,891	Allstate Corp.	18,818,189
158,034	American International Group, Inc.	11,991,620
23,690	Everest Group Ltd.	8,424,401
269,726	Kemper Corp.	16,795,838
155,848	MetLife, Inc.	12,221,600
		81,911,678
	Materials - 6.1%
76,774	Celanese Corp.	9,671,221
238,074	FMC Corp.	15,472,429
470,677	Huntsman Corp.	10,354,894
231,127	Ingevity Corp.*	9,658,797
67,734	Reliance, Inc.	19,394,954
		64,552,295
	Media & Entertainment - 3.4%
186,899	Cargurus, Inc.*	5,797,607
104,386	Electronic Arts, Inc.	15,746,628
118,174	Live Nation Entertainment, Inc.*	13,842,902
		35,387,137
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
111,141	Agilent Technologies, Inc.	14,482,784
51,331	Charles River Laboratories International, Inc.*	9,166,690
522,587	Perrigo Co. PLC	13,393,905
222,844	Qiagen NV*	9,381,732
		46,425,111
	Semiconductors & Semiconductor Equipment - 2.9%
449,514	Allegro MicroSystems, Inc.*	9,367,872
32,946	Enphase Energy, Inc.*	2,735,836
66,674	MKS Instruments, Inc.	6,622,728
172,682	ON Semiconductor Corp.*	12,172,354
		30,898,790
	Technology Hardware & Equipment - 2.7%
36,948	Coherent Corp.*	3,415,473
43,486	F5, Inc.*	10,170,506
433,521	Flex Ltd.*	15,030,173
		28,616,152
	Transportation - 3.4%
320,086	Delta Air Lines, Inc.	18,315,321
334,955	Knight-Swift Transportation Holdings, Inc.	17,444,456
		35,759,777
	Utilities - 9.6%
130,112	Atmos Energy Corp.	18,056,943
480,880	NiSource, Inc.	16,907,741
603,782	PPL Corp.	19,659,142
197,678	Sempra	16,480,415
173,803	Spire, Inc.	11,099,060
204,531	WEC Energy Group, Inc.	19,538,846
		101,742,147
	Total Common Stocks (cost $872,416,594)	$1,039,516,042
The accompanying notes are an integral part of these financial statements.

20

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,318,503	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,318,815; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,364,930		$2,318,503
	Total Short-Term Investments (cost $2,318,503)		$2,318,503
	Total Investments (cost $874,735,097)	98.8%	$1,041,834,545
	Other Assets and Liabilities	1.2%	13,148,226
	Net Assets	100.0%	$1,054,982,771
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$14,650,854	$14,650,854	$—	$—
Banks	54,803,763	54,803,763	—	—
Capital Goods	128,461,165	128,461,165	—	—
Commercial & Professional Services	35,953,255	35,953,255	—	—
Consumer Discretionary Distribution & Retail	11,925,940	11,925,940	—	—
Consumer Durables & Apparel	36,742,441	36,742,441	—	—
Consumer Services	30,086,567	30,086,567	—	—
Consumer Staples Distribution & Retail	19,371,663	19,371,663	—	—
Energy	64,299,635	64,299,635	—	—
Equity Real Estate Investment Trusts (REITs)	74,616,267	74,616,267	—	—
Financial Services	84,088,713	84,088,713	—	—
Food, Beverage & Tobacco	15,222,373	15,222,373	—	—
Health Care Equipment & Services	44,000,319	44,000,319	—	—
Insurance	81,911,678	81,911,678	—	—
Materials	64,552,295	64,552,295	—	—
Media & Entertainment	35,387,137	35,387,137	—	—
Pharmaceuticals, Biotechnology & Life Sciences	46,425,111	46,425,111	—	—
Semiconductors & Semiconductor Equipment	30,898,790	30,898,790	—	—
Technology Hardware & Equipment	28,616,152	28,616,152	—	—
Transportation	35,759,777	35,759,777	—	—
Utilities	101,742,147	101,742,147	—	—
Short-Term Investments	2,318,503	—	2,318,503	—
Total	$1,041,834,545	$1,039,516,042	$2,318,503	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

The Hartford Small Cap Growth Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.5%
29,792	Modine Manufacturing Co.*	$3,508,604
13,221	Patrick Industries, Inc.	1,665,582
		5,174,186
	Banks - 1.7%
62,363	Synovus Financial Corp.	3,110,043
31,734	Triumph Financial, Inc.*	2,804,333
		5,914,376
	Capital Goods - 16.1%
21,333	Applied Industrial Technologies, Inc.	4,940,509
84,141	AZEK Co., Inc.*	3,702,204
13,602	Boise Cascade Co.	1,809,474
35,526	Chart Industries, Inc.*	4,288,699
99,918	Fluor Corp.*	5,223,713
49,399	FTAI Aviation Ltd.	6,641,202
336,238	Hillman Solutions Corp.*	3,564,123
33,873	John Bean Technologies Corp.	3,774,130
15,323	Moog, Inc. Class A	2,889,918
65,534	NEXTracker, Inc. Class A*	2,609,564
26,669	Primoris Services Corp.	1,670,013
65,821	Rush Enterprises, Inc. Class A	3,724,152
29,595	SPX Technologies, Inc.*	4,246,586
31,751	Tecnoglass, Inc.	2,175,896
7,039	Valmont Industries, Inc.	2,193,915
54,327	WillScot Holdings Corp.*	1,800,397
31,460	Zurn Elkay Water Solutions Corp.	1,135,706
		56,390,201
	Commercial & Professional Services - 6.1%
123,618	ACV Auctions, Inc. Class A*	2,137,355
4,895	CACI International, Inc. Class A*	2,704,781
25,700	Casella Waste Systems, Inc. Class A*	2,515,516
37,654	CBIZ, Inc.*	2,595,490
1,706	Clean Harbors, Inc.*	394,530
24,142	Dayforce, Inc.*	1,712,875
13,467	Huron Consulting Group, Inc.*	1,558,536
44,429	KBR, Inc.	2,977,187
184,618	Verra Mobility Corp.*	4,794,530
		21,390,800
	Consumer Discretionary Distribution & Retail - 2.7%
22,225	Abercrombie & Fitch Co. Class A*	2,929,033
14,808	Boot Barn Holdings, Inc.*	1,844,336
47,820	Chewy, Inc. Class A*	1,289,705
16,373	Five Below, Inc.*	1,551,997
44,319	Wayfair, Inc. Class A*	1,898,183
		9,513,254
	Consumer Durables & Apparel - 3.8%
6,168	Cavco Industries, Inc.*	2,527,615
23,260	Century Communities, Inc.	2,062,232
15,191	Installed Building Products, Inc.	3,294,928
2,869	PVH Corp.	282,482
51,489	Smith Douglas Homes Corp.*	1,705,316
60,886	VF Corp.	1,260,949
61,991	YETI Holdings, Inc.*	2,182,703
		13,316,225
	Consumer Services - 1.7%
61,709	Sweetgreen, Inc. Class A*	2,227,695
1,835	Wingstop, Inc.	527,911
34,957	Wyndham Hotels & Resorts, Inc.	3,087,402
		5,843,008
	Energy - 2.4%
37,488	Cactus, Inc. Class A	2,222,663
13,029	Gulfport Energy Corp.*	1,803,735
30,344	Kodiak Gas Services, Inc.	967,367
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Energy - 2.4% - (continued)
40,065	Matador Resources Co.	$2,087,787
16,690	Weatherford International PLC	1,318,510
		8,400,062
	Equity Real Estate Investment Trusts (REITs) - 2.2%
92,480	CareTrust, Inc. REIT	3,021,322
55,805	Phillips Edison & Co., Inc. REIT	2,109,987
25,307	Ryman Hospitality Properties, Inc. REIT	2,709,114
		7,840,423
	Financial Services - 5.6%
11,799	Evercore, Inc. Class A	3,116,942
25,952	Hamilton Lane, Inc. Class A	4,662,017
20,996	Mr. Cooper Group, Inc.*	1,859,196
79,932	StepStone Group, Inc. Class A	4,806,311
35,400	Stifel Financial Corp.	3,668,148
7,953	WEX, Inc.*	1,372,688
		19,485,302
	Food, Beverage & Tobacco - 0.8%
21,547	Freshpet, Inc.*	2,855,839
	Health Care Equipment & Services - 9.5%
47,546	AtriCure, Inc.*	1,577,576
23,621	Encompass Health Corp.	2,349,345
37,511	Ensign Group, Inc.	5,813,830
24,947	Glaukos Corp.*	3,299,241
32,061	Haemonetics Corp.*	2,281,461
28,864	HealthEquity, Inc.*	2,460,656
121,296	Hims & Hers Health, Inc.*	2,284,004
29,877	iRhythm Technologies, Inc.*	2,164,290
26,401	Merit Medical Systems, Inc.*	2,604,722
82,864	Option Care Health, Inc.*	1,909,186
23,232	PROCEPT BioRobotics Corp.*	2,090,880
54,217	RadNet, Inc.*	3,526,274
8,524	TransMedics Group, Inc.*	698,712
		33,060,177
	Household & Personal Products - 2.0%
49,005	BellRing Brands, Inc.*	3,225,999
30,173	Interparfums, Inc.	3,653,045
		6,879,044
	Insurance - 0.7%
1,387	White Mountains Insurance Group Ltd.	2,492,633
	Materials - 4.3%
40,006	ATI, Inc.*	2,108,717
71,247	Axalta Coating Systems Ltd.*	2,701,686
44,275	Cabot Corp.	4,774,173
40,150	Commercial Metals Co.	2,160,070
36,787	FMC Corp.	2,390,787
8,748	Louisiana-Pacific Corp.	865,177
		15,000,610
	Pharmaceuticals, Biotechnology & Life Sciences - 17.0%
45,482	Akero Therapeutics, Inc.*	1,402,210
157,607	Amicus Therapeutics, Inc.*	1,799,872
27,222	Apellis Pharmaceuticals, Inc.*	742,072
21,906	Apogee Therapeutics, Inc.*	1,139,988
60,252	Avidity Biosciences, Inc.*	2,546,250
25,430	Axsome Therapeutics, Inc.*	2,264,033
20,009	Bicara Therapeutics, Inc.*(1)	473,813
9,959	Biohaven Ltd.*	495,560
33,087	Blueprint Medicines Corp.*	2,895,443
64,552	Celldex Therapeutics, Inc.*	1,682,225
67,886	Crinetics Pharmaceuticals, Inc.*	3,798,901
174,370	Cytek Biosciences, Inc.*	862,260
26,699	Cytokinetics, Inc.*	1,361,649
39,937	Denali Therapeutics, Inc.*	1,036,765
33,660	Disc Medicine, Inc.*	1,508,641
The accompanying notes are an integral part of these financial statements.

22

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 17.0% - (continued)
28,085	Exact Sciences Corp.*	$1,935,899
477,979	Geron Corp.*	1,964,494
28,236	Insmed, Inc.*	1,899,718
34,120	Ionis Pharmaceuticals, Inc.*	1,309,867
36,217	Kymera Therapeutics, Inc.*	1,672,139
37,915	MBX Biosciences, Inc.*	868,253
46,572	Nurix Therapeutics, Inc.*	1,144,740
14,835	Nuvalent, Inc. Class A*	1,312,749
27,477	Protagonist Therapeutics, Inc.*	1,259,546
39,073	Prothena Corp. PLC*	664,241
43,309	PTC Therapeutics, Inc.*	1,728,895
49,486	REVOLUTION Medicines, Inc.*	2,647,501
60,341	Rocket Pharmaceuticals, Inc.*	1,004,678
227,967	Savara, Inc.*	828,660
40,632	Scholar Rock Holding Corp.*	1,155,574
22,311	Soleno Therapeutics, Inc.*	1,228,444
26,098	Spyre Therapeutics, Inc.*	848,968
25,223	Structure Therapeutics, Inc. ADR*	1,037,926
15,965	Twist Bioscience Corp.*	644,347
23,600	Ultragenyx Pharmaceutical, Inc.*	1,203,364
43,091	Vaxcyte, Inc.*	4,582,728
42,664	Veracyte, Inc.*	1,439,483
27,900	Vericel Corp.*	1,228,716
32,374	Verona Pharma PLC ADR*	1,098,450
39,734	Zenas Biopharma, Inc.*	843,751
		59,562,813
	Semiconductors & Semiconductor Equipment - 4.1%
20,028	Cirrus Logic, Inc.*	2,199,475
67,527	Credo Technology Group Holding Ltd.*	2,545,768
58,572	FormFactor, Inc.*	2,224,564
23,314	MKS Instruments, Inc.	2,315,780
35,967	Power Integrations, Inc.	2,173,486
57,277	Rambus, Inc.*	2,738,986
		14,198,059
	Software & Services - 11.5%
22,801	Agilysys, Inc.*	2,281,012
31,712	Altair Engineering, Inc. Class A*	3,297,731
10,284	Appfolio, Inc. Class A*	2,137,735
189,995	Aurora Innovation, Inc.*	987,024
146,286	AvePoint, Inc.*	1,775,912
38,924	Blackbaud, Inc.*	2,939,151
249,327	CCC Intelligent Solutions Holdings, Inc.*	2,595,494
119,959	Clearwater Analytics Holdings, Inc. Class A*	3,132,130
153,950	Grid Dynamics Holdings, Inc.*	2,450,884
13,587	Guidewire Software, Inc.*	2,530,715
96,187	Informatica, Inc. Class A*	2,625,905
65,455	Intapp, Inc.*	3,283,877
181,867	Jamf Holding Corp.*	3,026,267
12,000	Pegasystems, Inc.	953,280
42,252	Sprout Social, Inc. Class A*	1,119,255
15,972	SPS Commerce, Inc.*	2,635,380
45,615	Varonis Systems, Inc.*	2,297,628
		40,069,380
	Technology Hardware & Equipment - 3.9%
23,804	ePlus, Inc.*	2,117,366
21,175	Fabrinet*	5,102,540
15,084	Insight Enterprises, Inc.*	2,638,493
23,600	Napco Security Technologies, Inc.	908,128
13,860	Novanta, Inc.*	2,359,526
68,300	Viavi Solutions, Inc.*	629,726
		13,755,779
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Transportation - 0.7%
47,047	Knight-Swift Transportation Holdings, Inc.		$2,450,208
	Total Common Stocks (cost $260,293,378)		$343,592,379
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
18,650	iShares Russell 2000 Growth ETF (1)		$5,230,206
	Total Exchange-Traded Funds (cost $5,351,559)		$5,230,206
	Total Long-Term Investments (cost $265,644,937)		$348,822,585
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
$ 421,387	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $421,444; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $429,873		$421,387
	Securities Lending Collateral - 0.6%
345,980	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		345,980
1,153,266	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		1,153,266
345,980	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		345,980
345,980	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		345,980
			2,191,206
	Total Short-Term Investments (cost $2,612,593)		$2,612,593
	Total Investments (cost $268,257,530)	100.5%	$351,435,178
	Other Assets and Liabilities	(0.5)%	(1,885,712)
	Net Assets	100.0%	$349,549,466
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,174,186	$5,174,186	$—	$—
Banks	5,914,376	5,914,376	—	—
Capital Goods	56,390,201	56,390,201	—	—
Commercial & Professional Services	21,390,800	21,390,800	—	—
Consumer Discretionary Distribution & Retail	9,513,254	9,513,254	—	—
Consumer Durables & Apparel	13,316,225	13,316,225	—	—
Consumer Services	5,843,008	5,843,008	—	—
Energy	8,400,062	8,400,062	—	—
Equity Real Estate Investment Trusts (REITs)	7,840,423	7,840,423	—	—
Financial Services	19,485,302	19,485,302	—	—
Food, Beverage & Tobacco	2,855,839	2,855,839	—	—
Health Care Equipment & Services	33,060,177	33,060,177	—	—
Household & Personal Products	6,879,044	6,879,044	—	—
Insurance	2,492,633	2,492,633	—	—
Materials	15,000,610	15,000,610	—	—
Pharmaceuticals, Biotechnology & Life Sciences	59,562,813	59,562,813	—	—
Semiconductors & Semiconductor Equipment	14,198,059	14,198,059	—	—
Software & Services	40,069,380	40,069,380	—	—
Technology Hardware & Equipment	13,755,779	13,755,779	—	—
Transportation	2,450,208	2,450,208	—	—
Exchange-Traded Funds	5,230,206	5,230,206	—	—
Short-Term Investments	2,612,593	2,191,206	421,387	—
Total	$351,435,178	$351,013,791	$421,387	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

24

Hartford Small Cap Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 1.6%
43,178	Phinia, Inc.	$2,011,231
	Banks - 18.9%
46,133	Bank OZK	2,018,319
89,654	Cadence Bank	2,997,133
81,856	Columbia Banking System, Inc.	2,333,715
127,081	CVB Financial Corp.	2,469,184
88,306	First Hawaiian, Inc.	2,184,690
73,958	First Interstate BancSystem, Inc. Class A	2,277,906
138,985	FNB Corp.	2,015,283
96,167	Home BancShares, Inc.	2,624,397
79,351	Pacific Premier Bancorp, Inc.	2,024,244
77,702	Sandy Spring Bancorp, Inc.	2,613,895
		23,558,766
	Capital Goods - 6.3%
44,982	Air Lease Corp.	1,994,952
86,288	Kennametal, Inc.	2,184,812
67,147	REV Group, Inc.	1,779,396
59,101	Spirit AeroSystems Holdings, Inc. Class A*	1,913,099
		7,872,259
	Commercial & Professional Services - 5.0%
170,006	CoreCivic, Inc.*	2,347,783
70,592	Loomis AB	2,211,586
76,136	MillerKnoll, Inc.	1,702,401
		6,261,770
	Consumer Durables & Apparel - 11.0%
22,711	Carter's, Inc.	1,242,292
32,447	Helen of Troy Ltd.*	2,065,251
24,016	Kontoor Brands, Inc.	2,056,490
154,581	Leggett & Platt, Inc.	1,854,972
54,163	Malibu Boats, Inc. Class A*	2,430,835
51,736	Steven Madden Ltd.	2,326,568
44,343	Sturm Ruger & Co., Inc.	1,743,567
		13,719,975
	Consumer Services - 5.0%
34,215	Adtalem Global Education, Inc.*	2,768,678
26,573	Cracker Barrel Old Country Store, Inc.	1,264,078
27,428	Monarch Casino & Resort, Inc.	2,153,372
		6,186,128
	Energy - 3.1%
58,513	ChampionX Corp.	1,651,237
211,212	Select Water Solutions, Inc.	2,238,847
		3,890,084
	Equity Real Estate Investment Trusts (REITs) - 3.0%
138,001	Pebblebrook Hotel Trust REIT	1,653,252
206,896	Piedmont Office Realty Trust, Inc. Class A, REIT	2,056,546
		3,709,798
	Financial Services - 10.8%
46,052	Bread Financial Holdings, Inc.	2,295,692
14,900	Encore Capital Group, Inc.*	680,632
117,884	Navient Corp.	1,677,489
54,688	PROG Holdings, Inc.	2,388,225
77,625	Radian Group, Inc.	2,709,889
248,366	Repay Holdings Corp.*	1,975,751
159,084	Rithm Capital Corp. REIT	1,684,700
		13,412,378
	Health Care Equipment & Services - 6.4%
90,738	Integra LifeSciences Holdings Corp.*	1,702,245
41,745	Omnicell, Inc.*	2,030,477
188,585	Varex Imaging Corp.*	2,476,121
191,417	Veradigm, Inc.*	1,799,320
		8,008,163
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Household & Personal Products - 2.8%
41,922	Edgewell Personal Care Co.	$1,465,174
62,062	Energizer Holdings, Inc.	1,990,328
		3,455,502
	Insurance - 6.3%
30,493	Kemper Corp.	1,898,799
233,794	Lancashire Holdings Ltd.	1,902,250
124,954	ProAssurance Corp.*	1,860,565
163,229	SiriusPoint Ltd.*	2,144,829
		7,806,443
	Materials - 2.8%
24,427	Kaiser Aluminum Corp.	1,813,949
111,201	Mativ Holdings, Inc.	1,718,056
		3,532,005
	Media & Entertainment - 1.9%
331,510	National CineMedia, Inc.*(1)	2,383,557
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
60,573	Pacira BioSciences, Inc.*	1,005,512
	Semiconductors & Semiconductor Equipment - 2.4%
49,991	Ichor Holdings Ltd.*	1,362,754
29,428	Silicon Motion Technology Corp. ADR	1,583,521
		2,946,275
	Software & Services - 6.6%
143,867	Adeia, Inc.	1,788,267
14,620	InterDigital, Inc.	2,199,433
157,900	NCR Voyix Corp.*	2,022,699
243,696	Xperi, Inc.*	2,224,944
		8,235,343
	Utilities - 3.0%
31,736	Spire, Inc.	2,026,661
74,600	UGI Corp.	1,783,686
		3,810,347
	Total Common Stocks (cost $100,213,292)	$121,805,536
EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
16,682	iShares Russell 2000 Value ETF	$2,741,854
	Total Exchange-Traded Funds (cost $2,532,418)	$2,741,854
	Total Long-Term Investments (cost $102,745,710)	$124,547,390
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 157,969	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $157,990; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $161,207	$157,969
	Securities Lending Collateral - 0.0%
450	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	450
1,500	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)	1,500
The accompanying notes are an integral part of these financial statements.

25

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
450	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		$450
450	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		450
			2,850
	Total Short-Term Investments (cost $160,819)		$160,819
	Total Investments (cost $102,906,529)	100.0%	$124,708,209
	Other Assets and Liabilities	(0.0)%	(25,337)
	Net Assets	100.0%	$124,682,872
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,011,231	$2,011,231	$—	$—
Banks	23,558,766	23,558,766	—	—
Capital Goods	7,872,259	7,872,259	—	—
Commercial & Professional Services	6,261,770	4,050,184	2,211,586	—
Consumer Durables & Apparel	13,719,975	13,719,975	—	—
Consumer Services	6,186,128	6,186,128	—	—
Energy	3,890,084	3,890,084	—	—
Equity Real Estate Investment Trusts (REITs)	3,709,798	3,709,798	—	—
Financial Services	13,412,378	13,412,378	—	—
Health Care Equipment & Services	8,008,163	8,008,163	—	—
Household & Personal Products	3,455,502	3,455,502	—	—
Insurance	7,806,443	7,806,443	—	—
Materials	3,532,005	3,532,005	—	—
Media & Entertainment	2,383,557	2,383,557	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,005,512	1,005,512	—	—
Semiconductors & Semiconductor Equipment	2,946,275	2,946,275	—	—
Software & Services	8,235,343	8,235,343	—	—
Utilities	3,810,347	3,810,347	—	—
Exchange-Traded Funds	2,741,854	2,741,854	—	—
Short-Term Investments	160,819	2,850	157,969	—
Total	$124,708,209	$122,338,654	$2,369,555	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Small Company Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.6%
42,061	Visteon Corp.*	$3,796,005
	Banks - 1.1%
217,039	Cadence Bank	7,255,614
	Capital Goods - 18.8%
24,250	Acuity Brands, Inc.	7,291,733
244,080	Ameresco, Inc. Class A*	7,510,342
87,799	Applied Industrial Technologies, Inc.	20,333,370
317,853	AZEK Co., Inc.*	13,985,532
20,957	Comfort Systems USA, Inc.	8,195,025
44,913	Curtiss-Wright Corp.	15,493,188
337,888	Fluor Corp.*	17,664,785
37,881	Middleby Corp.*	4,913,166
105,370	NEXTracker, Inc. Class A*	4,195,833
142,826	Rush Enterprises, Inc. Class A	8,081,095
375,522	Shoals Technologies Group, Inc. Class A*	2,031,574
11,000	Standardaero, Inc.*	317,350
314,624	Zurn Elkay Water Solutions Corp.	11,357,926
		121,370,919
	Commercial & Professional Services - 7.6%
165,241	Aris Water Solutions, Inc. Class A	2,726,477
105,969	Casella Waste Systems, Inc. Class A*	10,372,246
345,332	ExlService Holdings, Inc.*	14,389,984
57,253	TriNet Group, Inc.	4,860,207
642,450	Verra Mobility Corp.*	16,684,426
		49,033,340
	Consumer Discretionary Distribution & Retail - 2.6%
24,681	Abercrombie & Fitch Co. Class A*	3,252,709
53,796	Boot Barn Holdings, Inc.*	6,700,292
141,429	Global-e Online Ltd.*	5,436,531
26,907	Tory Burch LLC*(1)(2)	1,451,926
		16,841,458
	Consumer Durables & Apparel - 1.7%
127,170	Champion Homes, Inc.*	11,220,209
	Consumer Services - 3.9%
915,139	Genius Sports Ltd.*	6,268,702
76,459	H&R Block, Inc.	4,566,896
54,957	Stride, Inc.*	5,126,389
96,695	Sweetgreen, Inc. Class A*	3,490,689
20,327	Wingstop, Inc.	5,847,875
		25,300,551
	Energy - 4.0%
176,997	Cactus, Inc. Class A	10,494,152
297,190	Viper Energy, Inc.	15,424,161
		25,918,313
	Equity Real Estate Investment Trusts (REITs) - 3.2%
79,100	American Healthcare, Inc. REIT	2,104,060
218,245	Phillips Edison & Co., Inc. REIT	8,251,843
95,512	Ryman Hospitality Properties, Inc. REIT	10,224,560
		20,580,463
	Financial Services - 3.9%
243,631	HA Sustainable Infrastructure Capital, Inc.	8,524,649
33,200	Hamilton Lane, Inc. Class A	5,964,048
74,634	PJT Partners, Inc. Class A	10,371,140
		24,859,837
	Health Care Equipment & Services - 10.7%
74,951	Acadia Healthcare Co., Inc.*	3,199,658
461,742	Alignment Healthcare, Inc.*	5,725,601
77,665	Glaukos Corp.*	10,271,196
104,478	Haemonetics Corp.*	7,434,654
80,194	HealthEquity, Inc.*	6,836,539
347,466	Hims & Hers Health, Inc.*	6,542,785
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 10.7% - (continued)
34,802	Inspire Medical Systems, Inc.*	$6,787,782
42,679	PACS Group, Inc.*	1,821,540
192,809	PROCEPT BioRobotics Corp.*	17,352,810
40,491	TransMedics Group, Inc.*	3,319,047
		69,291,612
	Household & Personal Products - 1.1%
110,148	BellRing Brands, Inc.*	7,251,043
	Insurance - 1.1%
542,391	SiriusPoint Ltd.*	7,127,018
	Materials - 2.6%
157,859	Cabot Corp.	17,021,936
	Media & Entertainment - 2.5%
190,303	Cargurus, Inc.*	5,903,199
181,121	Criteo SA ADR*	6,100,155
88,490	Ziff Davis, Inc.*	4,094,433
		16,097,787
	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
63,405	Akero Therapeutics, Inc.*	1,954,776
311,657	Amicus Therapeutics, Inc.*	3,559,123
46,510	Apellis Pharmaceuticals, Inc.*	1,267,863
62,365	Apogee Therapeutics, Inc.*	3,245,475
114,093	Avidity Biosciences, Inc.*	4,821,570
60,180	Biohaven Ltd.*	2,994,557
78,503	Blueprint Medicines Corp.*	6,869,797
132,204	Celldex Therapeutics, Inc.*	3,445,236
123,232	Crinetics Pharmaceuticals, Inc.*	6,896,063
72,750	Cytokinetics, Inc.*	3,710,250
32,811	Disc Medicine, Inc.*	1,470,589
706,609	Geron Corp.*	2,904,163
170,318	Immatics NV*	1,549,894
41,922	Immunocore Holdings PLC ADR*	1,292,455
75,527	Insmed, Inc.*	5,081,457
59,109	Intellia Therapeutics, Inc.*	840,530
71,512	Intra-Cellular Therapies, Inc.*	6,060,642
58,164	Kymera Therapeutics, Inc.*	2,685,432
68,320	Merus NV*	3,411,218
104,994	Nurix Therapeutics, Inc.*	2,580,752
32,829	Nuvalent, Inc. Class A*	2,905,038
42,914	Protagonist Therapeutics, Inc.*	1,967,178
38,157	Prothena Corp. PLC*	648,669
72,735	PTC Therapeutics, Inc.*	2,903,581
122,752	REVOLUTION Medicines, Inc.*	6,567,232
107,054	Rocket Pharmaceuticals, Inc.*	1,782,449
493,754	Savara, Inc.*	1,794,796
76,270	Scholar Rock Holding Corp.*	2,169,119
24,872	Soleno Therapeutics, Inc.*	1,369,452
60,027	Structure Therapeutics, Inc. ADR*	2,470,111
136,123	Syndax Pharmaceuticals, Inc.*	2,567,280
85,970	Vaxcyte, Inc.*	9,142,909
128,030	Vericel Corp.*	5,638,441
114,543	Verona Pharma PLC ADR*	3,886,444
		112,454,541
	Semiconductors & Semiconductor Equipment - 3.5%
89,753	Credo Technology Group Holding Ltd.*	3,383,688
45,604	MKS Instruments, Inc.	4,529,845
42,831	SiTime Corp.*	7,238,867
57,164	Synaptics, Inc.*	3,925,452
17,695	Universal Display Corp.	3,190,763
		22,268,615
	Software & Services - 8.1%
726,133	AvePoint, Inc.*	8,815,255
324,217	Clearwater Analytics Holdings, Inc. Class A*	8,465,306
39,120	CyberArk Software Ltd.*	10,817,462
The accompanying notes are an integral part of these financial statements.

27

The Hartford Small Company Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 8.1% - (continued)
130,969	DoubleVerify Holdings, Inc.*		$2,233,021
153,521	Ingram Micro Holding Corp.*(3)		3,722,884
90,041	Intapp, Inc.*		4,517,357
356,829	Jamf Holding Corp.*		5,937,635
166,245	SentinelOne, Inc. Class A*		4,287,459
121,807	Sprout Social, Inc. Class A*		3,226,667
			52,023,046
	Technology Hardware & Equipment - 4.2%
71,689	Calix, Inc.*		2,536,357
50,537	ePlus, Inc.*		4,495,266
33,077	Fabrinet*		7,970,565
48,737	Novanta, Inc.*		8,296,987
66,381	PAR Technology Corp.*		3,915,815
			27,214,990
	Total Common Stocks (cost $501,265,113)		$636,927,297
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
31,445	iShares Russell 2000 Growth ETF (3)		$8,818,436
	Total Exchange-Traded Funds (cost $8,956,853)		$8,818,436
	Total Long-Term Investments (cost $510,221,966)		$645,745,733
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.0%
$ 427,378	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $427,436; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $435,996		$427,378
	Securities Lending Collateral - 0.6%
592,115	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		592,115
1,973,714	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(4)		1,973,714
592,114	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(4)		592,114
592,114	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		592,114
			3,750,057
	Total Short-Term Investments (cost $4,177,435)		$4,177,435
	Total Investments (cost $514,399,401)	100.6%	$649,923,168
	Other Assets and Liabilities	(0.6)%	(3,987,936)
	Net Assets	100.0%	$645,935,232
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,451,926 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,451,926

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,796,005	$3,796,005	$—	$—
Banks	7,255,614	7,255,614	—	—
Capital Goods	121,370,919	121,370,919	—	—
Commercial & Professional Services	49,033,340	49,033,340	—	—
Consumer Discretionary Distribution & Retail	16,841,458	15,389,532	—	1,451,926
Consumer Durables & Apparel	11,220,209	11,220,209	—	—
Consumer Services	25,300,551	25,300,551	—	—
Energy	25,918,313	25,918,313	—	—
Equity Real Estate Investment Trusts (REITs)	20,580,463	20,580,463	—	—
Financial Services	24,859,837	24,859,837	—	—
Health Care Equipment & Services	69,291,612	69,291,612	—	—
Household & Personal Products	7,251,043	7,251,043	—	—
Insurance	7,127,018	7,127,018	—	—
Materials	17,021,936	17,021,936	—	—
Media & Entertainment	16,097,787	16,097,787	—	—
Pharmaceuticals, Biotechnology & Life Sciences	112,454,541	112,454,541	—	—
Semiconductors & Semiconductor Equipment	22,268,615	22,268,615	—	—
Software & Services	52,023,046	52,023,046	—	—
Technology Hardware & Equipment	27,214,990	27,214,990	—	—
Exchange-Traded Funds	8,818,436	8,818,436	—	—
Short-Term Investments	4,177,435	3,750,057	427,378	—
Total	$649,923,168	$648,043,864	$427,378	$1,451,926

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

29

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

30

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$6,132,427,971	$10,467,745,676	$17,864,214,254	$5,064,067,850	$5,430,661,668	$1,023,112,256
Repurchase agreements	25,066,381	11,673,613	123,091,341	22,980,594	10,207,113	2,384,652
Cash	101,157,193	46,649,102	492,632,014	91,838,170	41,819,029	9,525,831
Cash collateral due from broker on futures contracts	5,866,835	—	—	—	—	—
Cash collateral held for securities on loan	88,195	—	4,006,798	—	—	104,548
Foreign currency	—	—	2,276,084	428	—	329,967
Receivables:
Investment securities sold	6,548,885	—	78,573,369	23,727,878	—	11,060,282
Fund shares sold	726,345	9,818,396	14,171,430	2,539,333	3,875,741	147,168
Dividends and interest	2,807,498	5,793,967	8,535,056	2,695,021	391,472	431,372
Securities lending income	7,483	237	39,152	5,726	2,380	813
Tax reclaims	151,428	—	6,687,441	2,555,237	55,282	470,173
Other assets	88,530	167,682	252,384	92,570	116,029	67,956
Total assets	6,274,936,744	10,541,848,673	18,594,479,323	5,210,502,807	5,487,128,714	1,047,635,018
Liabilities:
Obligation to return securities lending collateral	1,763,900	—	80,135,967	—	—	2,308,551
Payables:
Investment securities purchased	6,263,602	—	39,600,529	24,863,057	—	1,084,620
Fund shares redeemed	3,803,353	10,978,662	16,541,132	4,466,207	4,231,702	863,021
Investment management fees	3,591,422	3,019,485	9,438,649	2,724,533	3,322,847	802,714
Transfer agent fees	920,103	1,026,886	1,609,599	596,781	659,011	204,580
Accounting services fees	238,647	397,169	685,167	198,148	207,666	46,476
Chief Compliance Officer fees	3,295	5,565	9,710	2,736	2,801	603
Board of Directors' fees	13,643	22,500	41,536	12,172	10,354	2,805
Variation margin on futures contracts	2,247,350	—	—	—	—	—
Distribution fees	142,460	99,689	169,285	65,717	97,772	23,477
Accrued expenses	148,944	196,206	375,030	140,540	151,257	74,882
Total liabilities	19,136,719	15,746,162	148,606,604	33,069,891	8,683,410	5,411,729
Net assets	$6,255,800,025	$10,526,102,511	$18,445,872,719	$5,177,432,916	$5,478,445,304	$1,042,223,289
Summary of Net Assets:
Capital stock and paid-in-capital	$4,012,964,949	$4,674,253,169	$10,797,520,385	$3,684,067,952	$3,725,226,628	$682,020,606
Distributable earnings (loss)	2,242,835,076	5,851,849,342	7,648,352,334	1,493,364,964	1,753,218,676	360,202,683
Net assets	$6,255,800,025	$10,526,102,511	$18,445,872,719	$5,177,432,916	$5,478,445,304	$1,042,223,289
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$45.72	$55.15	$36.91	$22.07	$54.99	$39.24
Maximum offering price per share	48.38	58.36	39.06	23.35	58.19	41.52
Shares outstanding	104,569,029	35,012,845	138,420,748	87,036,513	54,260,844	16,802,763
Net Assets	$4,780,803,823	$1,930,939,101	$5,109,181,364	$1,921,225,039	$2,983,873,896	$659,350,257
Class C:Net asset value per share	$28.33	$49.23	$35.19	$21.94	$54.52	$27.06
Shares outstanding	2,148,735	7,131,671	5,850,363	4,158,655	1,721,502	1,227,372
Net Assets	$60,872,049	$351,065,874	$205,857,593	$91,252,882	$93,858,397	$33,212,029
Class I:Net asset value per share	$46.14	$55.40	$36.67	$21.87	$61.21	$42.90
Shares outstanding	11,667,596	56,717,668	123,890,992	65,974,332	19,752,165	5,750,743
Net Assets	$538,378,443	$3,141,974,800	$4,542,645,582	$1,443,088,850	$1,208,958,838	$246,729,237
Class R3:Net asset value per share	$52.90	$55.97	$37.62	$22.14	$53.79	$39.87
Shares outstanding	571,291	992,005	1,432,012	1,138,054	590,283	479,912
Net Assets	$30,219,347	$55,522,707	$53,872,739	$25,195,252	$31,748,444	$19,135,078
Class R4:Net asset value per share	$55.95	$57.19	$37.97	$22.18	$60.83	$43.71
Shares outstanding	498,542	2,103,881	2,359,817	1,882,856	879,546	260,575
Net Assets	$27,893,690	$120,323,662	$89,611,525	$41,764,393	$53,500,925	$11,389,105
The accompanying notes are an integral part of these financial statements.

31

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5:Net asset value per share	$57.60	$55.91	$38.17	$22.35	$67.29	$47.43
Shares outstanding	363,688	2,916,747	3,982,890	2,336,829	121,433	103,238
Net Assets	$20,949,678	$163,070,544	$152,044,565	$52,229,322	$8,170,770	$4,896,318
Class R6:Net asset value per share	$58.12	$56.20	$38.17	$22.43	$69.52	$48.57
Shares outstanding	533,172	23,487,437	27,303,194	8,870,741	451,847	134,074
Net Assets	$30,986,018	$1,319,957,098	$1,042,244,026	$198,980,193	$31,412,747	$6,512,279
Class Y:Net asset value per share	$58.15	$56.17	$38.18	$22.44	$69.19	$48.33
Shares outstanding	470,154	8,331,902	15,744,741	4,918,681	1,649,107	652,194
Net Assets	$27,339,823	$467,978,646	$601,093,215	$110,370,720	$114,100,359	$31,518,713
Class F:Net asset value per share	$46.15	$55.46	$36.63	$21.87	$61.83	$43.29
Shares outstanding	15,999,486	53,646,906	181,504,240	59,130,147	15,409,999	681,031
Net Assets	$738,357,154	$2,975,270,079	$6,649,322,110	$1,293,326,265	$952,820,928	$29,480,273
Cost of investments	$4,441,480,054	$5,488,931,112	$11,911,806,357	$3,967,803,339	$3,612,789,845	$705,562,581
Cost of foreign currency	$—	$—	$2,234,591	$433	$—	$377,684
(1) Includes Investment in securities on loan, at market value	$1,691,530	$—	$77,011,202	$—	$—	$2,208,406
The accompanying notes are an integral part of these financial statements.

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$5,461,075,094	$1,039,516,042	$351,013,791	$124,550,240	$649,495,790
Repurchase agreements	4,014,379	2,318,503	421,387	157,969	427,378
Cash	16,232,961	9,264,007	1,685,907	630,349	1,728,625
Cash collateral held for securities on loan	3,061,346	—	115,327	150	197,372
Receivables:
From affiliates	—	—	—	6,655	—
Investment securities sold	—	18,795,379	323,872	—	1,752,109
Fund shares sold	1,602,232	450,701	59,935	22,838	222,262
Dividends and interest	1,313,212	196,249	14,497	65,244	26,066
Securities lending income	129,799	—	5,939	110	8,113
Other assets	87,938	53,574	48,046	49,513	57,203
Total assets	5,487,516,961	1,070,594,455	353,688,701	125,483,068	653,914,918
Liabilities:
Obligation to return securities lending collateral	61,226,929	—	2,306,533	3,000	3,947,429
Payables:
Investment securities purchased	—	14,162,448	1,272,293	570,846	2,980,266
Fund shares redeemed	10,089,258	563,447	174,963	87,224	389,504
Investment management fees	3,405,764	629,655	243,140	73,462	451,046
Transfer agent fees	676,352	110,368	77,707	22,513	96,228
Accounting services fees	218,888	44,162	18,802	5,805	29,646
Chief Compliance Officer fees	2,918	549	187	64	340
Board of Directors' fees	13,021	2,293	856	282	1,379
Distribution fees	71,828	13,344	5,404	1,691	10,029
Accrued expenses	275,368	85,418	39,350	35,309	73,819
Total liabilities	75,980,326	15,611,684	4,139,235	800,196	7,979,686
Net assets	$5,411,536,635	$1,054,982,771	$349,549,466	$124,682,872	$645,935,232
Summary of Net Assets:
Capital stock and paid-in-capital	$3,609,710,819	$805,675,583	$226,358,346	$101,036,687	$633,530,783
Distributable earnings (loss)	1,801,825,816	249,307,188	123,191,120	23,646,185	12,404,449
Net assets	$5,411,536,635	$1,054,982,771	$349,549,466	$124,682,872	$645,935,232
Shares authorized	1,105,000,000	485,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0010	$0.0010
Class A:Net asset value per share	$26.13	$17.66	$44.74	$12.71	$19.87
Maximum offering price per share	27.65	18.69	47.34	13.45	21.03
Shares outstanding	77,796,486	25,157,912	3,757,273	4,326,568	16,204,063
Net Assets	$2,032,564,231	$444,392,060	$168,087,813	$54,974,824	$322,033,555
Class C:Net asset value per share	$26.35	$12.70	$46.31	$10.58	$17.86
Shares outstanding	3,720,607	331,290	34,030	122,719	111,367
Net Assets	$98,029,319	$4,206,339	$1,576,026	$1,298,760	$1,988,766
Class I:Net asset value per share	$27.89	$17.95	$48.98	$12.75	$22.16
Shares outstanding	31,709,617	2,351,398	1,046,140	1,661,538	1,123,098
Net Assets	$884,230,424	$42,207,495	$51,242,688	$21,189,263	$24,889,411
Class R3:Net asset value per share	$30.37	$18.90	$43.16	$13.34	$22.36
Shares outstanding	1,766,369	387,144	117,000	48,763	478,744
Net Assets	$53,640,057	$7,316,293	$5,049,767	$650,456	$10,705,795
Class R4:Net asset value per share	$32.91	$19.59	$47.57	$13.59	$25.11
Shares outstanding	1,305,731	255,632	175,754	13,168	340,142
Net Assets	$42,977,405	$5,006,570	$8,360,570	$178,952	$8,539,305
Class R5:Net asset value per share	$34.94	$19.99	$52.47	$13.56	$27.79
Shares outstanding	1,124,760	130,782	314,375	8,808	65,828
Net Assets	$39,297,801	$2,613,706	$16,495,861	$119,466	$1,829,591
Class R6:Net asset value per share	$35.68	$17.96	$53.90	$13.56	$28.82
Shares outstanding	9,018,456	214,552	666,187	759,519	338,027
Net Assets	$321,761,375	$3,853,350	$35,905,167	$10,301,230	$9,741,323
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y:Net asset value per share	$35.51	$20.05	$53.75	$13.53	$28.64
Shares outstanding	5,731,349	378,567	623,797	193,335	157,122
Net Assets	$203,510,206	$7,591,241	$33,531,831	$2,616,569	$4,499,334
Class F:Net asset value per share	$28.14	$17.96	$49.48	$12.75	$22.46
Shares outstanding	61,674,394	29,939,017	592,113	2,616,424	11,649,864
Net Assets	$1,735,525,817	$537,795,717	$29,299,743	$33,353,352	$261,708,152
Cost of investments	$3,875,057,492	$874,735,097	$268,257,530	$102,906,529	$514,399,401
(1) Includes Investment in securities on loan, at market value	$59,626,868	$—	$2,226,290	$2,876	$3,861,656
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Operations
For the Year Ended October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$92,650,846	$113,857,819	$410,334,008	$156,433,802	$15,945,565	$9,840,868
Interest	7,717,683	1,929,202	22,822,555	3,804,633	2,901,674	677,779
Securities lending — net	125,328	31,858	530,114	53,664	279,199	29,937
Foreign withholding tax reclaims	—	—	427,032	—	—	—
Less: Foreign tax withheld	(1,182,621)	—	(4,435,266)	(2,129,645)	—	(154,284)
Total investment income, net	99,311,236	115,818,879	429,678,443	158,162,454	19,126,438	10,394,300
Expenses:
Investment management fees	40,293,822	33,189,460	102,749,122	31,393,286	35,614,835	9,690,767
Transfer agent fees
Class A	4,709,761	1,561,649	4,018,969	1,480,086	2,613,833	816,217
Class C	100,848	355,328	208,911	98,906	130,476	64,641
Class I	457,525	3,036,530	4,204,683	1,524,884	1,111,343	265,818
Class R3	65,625	120,968	113,085	55,070	67,935	43,866
Class R4	43,856	206,137	137,271	71,779	71,961	18,685
Class R5	22,544	133,606	159,816	58,820	7,623	6,254
Class R6	1,655	31,924	37,610	7,563	1,256	1,048
Class Y	28,735	418,488	560,775	107,430	77,344	40,804
Class F	5,552	35,532	64,195	15,121	14,174	915
Distribution fees
Class A	11,472,918	4,459,638	12,265,965	4,650,455	6,847,109	1,714,265
Class C	653,466	3,849,713	1,963,549	999,296	1,017,901	419,195
Class R3	149,149	274,928	260,714	126,951	158,402	105,070
Class R4	70,171	338,842	220,819	105,571	123,718	32,418
Custodian fees	34,161	46,053	78,861	21,527	19,933	49,395
Registration and filing fees	139,803	224,449	338,381	206,130	168,118	124,329
Accounting services fees	897,175	1,469,953	2,520,261	763,358	753,585	181,890
Board of Directors' fees	147,908	243,565	428,100	125,225	123,908	26,666
Chief Compliance Officer fees	12,800	21,570	37,386	10,581	11,062	2,316
Audit and tax fees	35,583	30,743	44,141	30,932	33,495	33,945
Other expenses	469,204	696,219	1,449,099	483,184	1,954,964	127,145
Total expenses (before waivers, reimbursements and fees paid indirectly)	59,812,261	50,745,295	131,861,713	42,336,155	50,922,975	13,765,649
Transfer agent fee waivers	—	(69,300)	(174,600)	—	(55,848)	—
Distribution fee reimbursements	(216,158)	(79,135)	(123,493)	(14,668)	(212,785)	(24,321)
Commission recapture	(78,492)	(87,180)	(207,721)	(32,823)	(45,590)	(6,943)
Total waivers, reimbursements and fees paid indirectly	(294,650)	(235,615)	(505,814)	(47,491)	(314,223)	(31,264)
Total expenses	59,517,611	50,509,680	131,355,899	42,288,664	50,608,752	13,734,385
Net Investment Income (Loss)	39,793,625	65,309,199	298,322,544	115,873,790	(31,482,314)	(3,340,085)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	595,266,431	915,545,864	1,607,862,729	414,123,144	729,532,489	68,457,816
Futures contracts	33,604,500	—	—	—	—	—
Other foreign currency transactions	(60,247)	—	23,060	7,140	(35,220)	29,316
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	628,810,684	915,545,864	1,607,885,789	414,130,284	729,497,269	68,487,132
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	1,067,717,231	2,043,622,057	2,191,346,140	603,034,924	1,369,687,127	147,039,285
Futures contracts	5,302,623	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	132,839	—	42,821	84,644	—	(60,270)
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,073,152,693	2,043,622,057	2,191,388,961	603,119,568	1,369,687,127	146,979,015
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,701,963,377	2,959,167,921	3,799,274,750	1,017,249,852	2,099,184,396	215,466,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,741,757,002	$3,024,477,120	$4,097,597,294	$1,133,123,642	$2,067,702,082	$212,126,062
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$28,668,312	$19,983,225	$2,177,898	$3,492,084	$3,881,501
Interest	300,216	296,298	138,716	54,195	320,957
Securities lending — net	870,669	9,534	34,319	3,384	30,198
Less: Foreign tax withheld	(99,461)	(123,606)	—	(10,819)	—
Total investment income, net	29,739,736	20,165,451	2,350,933	3,538,844	4,232,656
Expenses:
Investment management fees	42,893,347	7,075,306	3,117,074	836,971	5,142,443
Transfer agent fees
Class A	2,458,560	574,045	359,903	100,369	522,638
Class C	171,950	9,358	3,658	3,582	5,832
Class I	966,131	49,494	50,438	27,933	25,924
Class R3	125,522	15,067	11,995	1,453	24,259
Class R4	89,358	8,610	13,292	272	13,705
Class R5	60,570	2,871	16,469	1,578	3,181
Class R6	15,736	14	1,423	389	384
Class Y	304,997	8,170	90,312	3,283	5,535
Class F	59,739	11,592	296	331	4,862
Distribution fees
Class A	5,383,713	1,062,137	413,247	132,645	786,900
Class C	1,248,490	47,695	15,667	14,328	23,328
Class R3	285,277	34,285	27,265	3,304	55,135
Class R4	134,146	12,685	20,640	401	20,938
Custodian fees	74,347	5,422	4,490	13,047	18,569
Registration and filing fees	167,840	136,592	118,736	115,520	128,117
Accounting services fees	887,297	166,823	76,772	23,913	112,103
Board of Directors' fees	141,250	25,027	9,323	2,934	15,444
Chief Compliance Officer fees	11,482	2,135	735	252	1,335
Audit and tax fees	30,772	30,788	30,844	25,288	34,415
Other expenses	763,402	217,292	50,478	29,571	143,711
Total expenses (before waivers, reimbursements and fees paid indirectly)	56,273,926	9,495,408	4,433,057	1,337,364	7,088,758
Expense waivers	—	—	—	(46,255)	—
Transfer agent fee waivers	—	—	(32,770)	—	—
Distribution fee reimbursements	(70,303)	(9,276)	(16,341)	(3,733)	(16,308)
Commission recapture	(33,840)	(18,128)	(7,852)	(2,802)	(4,537)
Total waivers, reimbursements and fees paid indirectly	(104,143)	(27,404)	(56,963)	(52,790)	(20,845)
Total expenses	56,169,783	9,468,004	4,376,094	1,284,574	7,067,913
Net Investment Income (Loss)	(26,430,047)	10,697,447	(2,025,161)	2,254,270	(2,835,257)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	380,961,670	116,605,423	52,527,321	4,165,803	32,464,696
Other foreign currency transactions	—	121	—	693	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	380,961,670	116,605,544	52,527,321	4,166,496	32,464,696
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	866,034,216	132,794,286	62,434,345	25,463,533	147,382,231
Investments in affiliated investments	66,277,045	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation)	932,311,261	132,794,286	62,434,345	25,463,533	147,382,231
Net Gain (Loss) on Investments and Foreign Currency Transactions	1,313,272,931	249,399,830	114,961,666	29,630,029	179,846,927
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,286,842,884	$260,097,277	$112,936,505	$31,884,299	$177,011,670
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$39,793,625	$35,545,440	$65,309,199	$98,043,137
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	628,810,684	(44,658,193)	915,545,864	214,638,853
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,073,152,693	297,400,756	2,043,622,057	357,139,839
Net Increase (Decrease) in Net Assets Resulting from Operations	1,741,757,002	288,288,003	3,024,477,120	669,821,829
Distributions to Shareholders:
Class A	(23,448,593)	(242,164,996)	(45,064,163)	(52,995,084)
Class C	(101,980)	(7,178,623)	(9,438,171)	(13,816,209)
Class I	(3,859,358)	(29,801,322)	(88,335,479)	(133,686,743)
Class R3	(9,179)	(1,411,714)	(1,275,367)	(1,727,395)
Class R4	(90,654)	(1,257,346)	(3,621,776)	(5,257,666)
Class R5	(123,680)	(1,351,241)	(3,914,526)	(5,321,873)
Class R6	(496,992)	(1,166,798)	(35,433,579)	(42,907,817)
Class Y	(103,116)	(3,487,697)	(14,346,066)	(20,188,549)
Class F	(6,109,811)	(41,511,983)	(76,215,055)	(93,707,829)
Total distributions	(34,343,363)	(329,331,720)	(277,644,182)	(369,609,165)
Capital Share Transactions:
Sold	196,376,871	248,910,335	1,571,549,298	1,521,122,198
Issued on reinvestment of distributions	33,267,618	319,310,254	267,719,209	353,594,768
Redeemed	(925,337,860)	(1,006,203,886)	(2,781,515,344)	(3,118,135,702)
Net increase (decrease) from capital share transactions	(695,693,371)	(437,983,297)	(942,246,837)	(1,243,418,736)
Net Increase (Decrease) in Net Assets	1,011,720,268	(479,027,014)	1,804,586,101	(943,206,072)
Net Assets:
Beginning of period	5,244,079,757	5,723,106,771	8,721,516,410	9,664,722,482
End of period	$6,255,800,025	$5,244,079,757	$10,526,102,511	$8,721,516,410
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$298,322,544	$233,940,858	$115,873,790	$116,335,420
Net realized gain (loss) on investments and foreign currency transactions	1,607,885,789	49,363,330	414,130,284	284,007,823
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,191,388,961	151,740,638	603,119,568	(457,542,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,097,597,294	435,044,826	1,133,123,642	(57,199,636)
Distributions to Shareholders:
Class A	(86,413,675)	(258,300,614)	(136,768,774)	(222,546,956)
Class C	(2,174,262)	(9,966,061)	(7,196,348)	(14,852,255)
Class I	(82,759,443)	(230,854,568)	(116,877,819)	(190,487,435)
Class R3	(708,444)	(2,873,582)	(1,768,738)	(3,224,249)
Class R4	(1,443,383)	(5,193,022)	(3,033,241)	(4,607,397)
Class R5	(3,087,350)	(13,397,426)	(4,658,966)	(9,203,985)
Class R6	(18,685,186)	(40,890,461)	(13,654,931)	(13,555,380)
Class Y	(10,241,644)	(41,051,593)	(10,144,082)	(14,227,547)
Class F	(129,393,146)	(328,822,418)	(96,752,375)	(140,609,528)
Total distributions	(334,906,533)	(931,349,745)	(390,855,274)	(613,314,732)
Capital Share Transactions:
Sold	3,250,241,156	3,166,633,761	663,481,284	1,279,665,814
Issued on reinvestment of distributions	321,719,234	886,525,833	378,266,271	591,769,542
Redeemed	(3,670,002,342)	(4,403,636,095)	(1,449,307,997)	(1,384,892,411)
Net increase (decrease) from capital share transactions	(98,041,952)	(350,476,501)	(407,560,442)	486,542,945
Net Increase (Decrease) in Net Assets	3,664,648,809	(846,781,420)	334,707,926	(183,971,423)
Net Assets:
Beginning of period	14,781,223,910	15,628,005,330	4,842,724,990	5,026,696,413
End of period	$18,445,872,719	$14,781,223,910	$5,177,432,916	$4,842,724,990
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(31,482,314)	$(22,030,102)	$(3,340,085)	$(2,272,181)
Net realized gain (loss) on investments and foreign currency transactions	729,497,269	(206,095,674)	68,487,132	(19,155,864)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,369,687,127	886,590,324	146,979,015	(32,876,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,067,702,082	658,464,548	212,126,062	(54,305,011)
Distributions to Shareholders:
Class A	—	—	—	(7,331,092)
Class C	—	—	—	(1,219,667)
Class I	—	—	—	(3,098,841)
Class R3	—	—	—	(254,124)
Class R4	—	—	—	(149,762)
Class R5	—	—	—	(87,212)
Class R6	—	—	—	(471,423)
Class Y	—	—	—	(442,850)
Class F	—	—	—	(315,373)
Total distributions	—	—	—	(13,370,344)
Capital Share Transactions:
Sold	558,859,181	477,043,015	73,159,949	112,945,044
Issued on reinvestment of distributions	—	—	—	12,726,329
Redeemed	(1,125,440,176)	(1,366,852,230)	(315,390,636)	(303,766,347)
Net increase (decrease) from capital share transactions	(566,580,995)	(889,809,215)	(242,230,687)	(178,094,974)
Net Increase (Decrease) in Net Assets	1,501,121,087	(231,344,667)	(30,104,625)	(245,770,329)
Net Assets:
Beginning of period	3,977,324,217	4,208,668,884	1,072,327,914	1,318,098,243
End of period	$5,478,445,304	$3,977,324,217	$1,042,223,289	$1,072,327,914
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(26,430,047)	$(16,433,266)	$10,697,447	$7,273,918
Net realized gain (loss) on investments and foreign currency transactions	380,961,670	157,165,559	116,605,544	52,484,433
Net changes in unrealized appreciation (depreciation) of investments	932,311,261	(209,959,608)	132,794,286	(56,443,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,286,842,884	(69,227,315)	260,097,277	3,314,908
Distributions to Shareholders:
Class A	(51,535,192)	(205,996,880)	(28,061,202)	(37,390,881)
Class C	(6,696,932)	(32,168,949)	(464,884)	(914,580)
Class I	(25,371,322)	(138,502,339)	(3,105,512)	(3,955,638)
Class R3	(1,195,077)	(4,852,489)	(390,589)	(564,683)
Class R4	(1,096,584)	(5,481,785)	(291,520)	(833,118)
Class R5	(1,149,714)	(6,560,710)	(140,909)	(188,828)
Class R6	(7,955,001)	(52,179,244)	(9,926)	(1,104)
Class Y	(5,679,577)	(28,916,935)	(449,819)	(726,194)
Class F	(41,320,774)	(164,693,840)	(35,768,461)	(46,573,065)
Total distributions	(142,000,173)	(639,353,171)	(68,682,822)	(91,148,091)
Capital Share Transactions:
Sold	528,093,547	660,210,323	109,364,148	158,310,197
Issued on reinvestment of distributions	138,628,309	619,263,258	68,498,653	90,819,161
Redeemed	(2,050,475,493)	(2,519,789,451)	(194,949,801)	(167,762,996)
Net increase (decrease) from capital share transactions	(1,383,753,637)	(1,240,315,870)	(17,087,000)	81,366,362
Net Increase (Decrease) in Net Assets	(238,910,926)	(1,948,896,356)	174,327,455	(6,466,821)
Net Assets:
Beginning of period	5,650,447,561	7,599,343,917	880,655,316	887,122,137
End of period	$5,411,536,635	$5,650,447,561	$1,054,982,771	$880,655,316
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(2,025,161)	$(1,531,951)	$2,254,270	$1,666,241
Net realized gain (loss) on investments and foreign currency transactions	52,527,321	43,947,170	4,166,496	2,660,723
Net changes in unrealized appreciation (depreciation) of investments	62,434,345	(61,428,086)	25,463,533	(7,538,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,936,505	(19,012,867)	31,884,299	(3,211,225)
Distributions to Shareholders:
Class A	(5,598,209)	—	(1,662,208)	(4,515,050)
Class C	(90,111)	—	(45,570)	(170,604)
Class I	(1,687,970)	—	(699,431)	(1,930,669)
Class R3	(212,751)	—	(17,434)	(63,190)
Class R4	(260,304)	—	(4,539)	(4,769)
Class R5	(419,366)	—	(72,871)	(155,981)
Class R6	(1,145,608)	—	(322,438)	(679,555)
Class Y	(3,189,001)	—	(95,551)	(255,729)
Class F	(897,745)	—	(997,513)	(3,460,472)
Total distributions	(13,501,065)	—	(3,917,555)	(11,236,019)
Capital Share Transactions:
Sold	40,064,391	54,004,681	19,309,856	15,893,738
Issued on reinvestment of distributions	12,457,365	—	3,882,087	11,131,050
Redeemed	(179,335,172)	(158,502,327)	(27,921,844)	(37,249,469)
Net increase (decrease) from capital share transactions	(126,813,416)	(104,497,646)	(4,729,901)	(10,224,681)
Net Increase (Decrease) in Net Assets	(27,377,976)	(123,510,513)	23,236,843	(24,671,925)
Net Assets:
Beginning of period	376,927,442	500,437,955	101,446,029	126,117,954
End of period	$349,549,466	$376,927,442	$124,682,872	$101,446,029
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(2,835,257)	$(1,826,191)
Net realized gain (loss) on investments	32,464,696	(23,922,463)
Net changes in unrealized appreciation (depreciation) of investments	147,382,231	(25,160,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,011,670	(50,909,237)
Capital Share Transactions:
Sold	64,592,008	83,997,578
Redeemed	(134,940,062)	(159,468,300)
Net increase (decrease) from capital share transactions	(70,348,054)	(75,470,722)
Net Increase (Decrease) in Net Assets	106,663,616	(126,379,959)
Net Assets:
Beginning of period	539,271,616	665,651,575
End of period	$645,935,232	$539,271,616
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (4)	12.84 (4)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (4)	14.81 (4)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (4)	15.31 (4)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%	$4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
Hartford Core Equity Fund
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(5)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(6)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%	$1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%	$3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The Hartford Equity Income Fund
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%	$1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(7)	1.10%(7)	(0.72)%	104%
C(8)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (7)	1.92 (7)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (7)	0.86 (7)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (7)	1.48 (7)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (7)	1.16 (7)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (7)	0.87 (7)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (7)	0.77 (7)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (7)	0.84 (7)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (7)	0.77 (7)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(8)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(8)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(8)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%	(0.66)%	118%
C(8)	82.00	(1.24)	35.24	34.00	—	(10.12)	(10.12)	105.88	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The Hartford Healthcare Fund
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (5)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(5)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (5)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(5)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(6)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(5)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(6)	51
For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
The Hartford MidCap Fund
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(9)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(9)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(9)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(5)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(6)	44
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(9)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C(9)	41.66	(0.40)	2.68	2.28	—	(3.26)	(3.26)	40.68	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (5)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (6)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The Hartford MidCap Value Fund
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (10)	15.38	0.03	0.96 (11)	0.99	—	—	—	16.37	6.47 (12)	11	0.77 (13)	0.77 (13)	0.50 (13)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(5)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(5)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00)(5)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
The Hartford Small Cap Growth Fund
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(9)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(9)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(9)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(9)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C(9)	61.80	(0.78)	8.92	8.14	—	(1.50)	(1.50)	68.44	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(5)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00)(5)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The Hartford Small Company Fund
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(9)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(9)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(5)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(9)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(9)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57	$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%	$389,496	1.32%	1.31%	(0.66)%	104%
C(9)	26.60	(0.40)	8.30	7.90	—	(2.56)	(2.56)	31.94	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(5)	Amount is less than $0.01 per share.
(6)	Amount is less than (0.01)%.
(7)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(8)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 16 in the Notes to Financial Statements).
(9)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 16 in the Notes to Financial Statements).
(10)	Commenced operations on June 22, 2022.
(11)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(12)	Not annualized.
(13)	Annualized.
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
 Notes to Financial Statements
 October 31, 2024

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fifteen series, respectively, as of October 31, 2024. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

58

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

59

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund received EU reclaims with related interest in the amount of $427,032, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing

60

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2024.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

61

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

During the year ended October 31, 2024, the Capital Appreciation Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$142,963	$—	$142,963
Total	$—	$—	$—	$142,963	$—	$142,963

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$33,604,500	$—	$33,604,500
Total	$—	$—	$—	$33,604,500	$—	$33,604,500
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,302,623	$—	$5,302,623
Total	$—	$—	$—	$5,302,623	$—	$5,302,623
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	417
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

62

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(142,963)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(142,963)
Derivatives not subject to a MNA	—	142,963
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclasification of dividend income, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

63

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Capital Appreciation Fund	$34,343,363	$—	$23,999,674	$305,332,046
Core Equity Fund	90,473,696	187,170,486	106,000,036	263,609,129
Dividend and Growth Fund	279,906,412	55,000,121	270,368,087	660,981,658
Equity Income Fund	117,998,643	272,856,631	115,210,361	498,104,371
Growth Opportunities Fund	—	—	—	—
Healthcare Fund	—	—	—	13,370,344
MidCap Fund	—	142,000,173	—	639,353,171
MidCap Value Fund	42,400,057	26,282,765	5,771,513	85,376,578
Small Cap Growth Fund	—	13,501,065	—	—
Small Cap Value Fund	3,917,555	—	2,100,079	9,135,940
Small Company Fund	—	—	—	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Capital Appreciation Fund	$195,281,273	$421,599,606	$—	$—	$1,625,954,197	$2,242,835,076
Core Equity Fund	52,123,593	830,900,963	—	—	4,968,824,786	5,851,849,342
Dividend and Growth Fund	147,268,456	1,441,996,673	—	—	6,059,087,205	7,648,352,334
Equity Income Fund	23,929,301	364,921,851	—	1	1,104,513,811	1,493,364,964
Growth Opportunities Fund	—	—	(65,280,392)	—	1,818,499,068	1,753,218,676
Healthcare Fund	18,627,910	31,454,522	—	—	310,120,251	360,202,683
MidCap Fund	—	312,785,302	(23,895,734)	—	1,512,936,248	1,801,825,816
MidCap Value Fund	14,486,340	111,179,221	—	—	123,641,627	249,307,188
Small Cap Growth Fund	4,844,964	42,154,134	—	—	76,192,022	123,191,120
Small Cap Value Fund	4,304,752	1,184,404	—	—	18,157,029	23,646,185
Small Company Fund	—	—	(117,793,013)	—	130,197,462	12,404,449
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as earnings and profits distributed to shareholders on the redemption of shares, net operating loss, reclassification of dividend income and subsequent adjustments to wash sales. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation Fund	$19,939,217	$(19,939,217)
Core Equity Fund	86,873,320	(86,873,320)
Dividend and Growth Fund	82,659,334	(82,659,334)
Equity Income Fund	39,291,173	(39,291,173)
Growth Opportunities Fund	(26,368,592)	26,368,592
MidCap Fund	3,666,720	(3,666,720)
MidCap Value Fund	8,404,391	(8,404,391)
Small Cap Growth Fund	5,203,758	(5,203,758)
Small Cap Value Fund	7,109	(7,109)
Small Company Fund	(16,253)	16,253
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

64

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$38,054,753	$—
Small Company Fund	115,799,423	—
During the year ended October 31, 2024, Capital Appreciation Fund utilized $15,319,634, Growth Opportunities Fund utilized $741,880,605, Healthcare Fund utilized $15,112,871 and Small Company Fund utilized $26,900,521 of prior year capital loss carryforwards.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
During the year ended October 31, 2024, Growth Opportunities Fund deferred $27,225,639, MidCap Fund deferred $23,895,735 and Small Company Fund deferred $1,993,590 late year ordinary losses.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark to market adjustments, partnerships and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on futures, PFICs, partnership adjustments and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,531,540,156	$1,686,708,392	$(60,754,196)	$1,625,954,196
Core Equity Fund	5,510,594,503	5,036,012,614	(67,187,828)	4,968,824,786
Dividend and Growth Fund	11,928,259,883	6,229,385,458	(170,339,746)	6,059,045,712
Equity Income Fund	3,982,640,441	1,192,252,141	(87,844,138)	1,104,408,003
Growth Opportunities Fund	3,622,369,713	1,886,957,719	(68,458,651)	1,818,499,068
Healthcare Fund	715,325,124	365,201,784	(55,030,000)	310,171,784
MidCap Fund	3,952,153,225	1,655,703,744	(142,767,496)	1,512,936,248
MidCap Value Fund	918,192,918	142,270,972	(18,629,345)	123,641,627
Small Cap Growth Fund	275,243,154	85,606,243	(9,414,219)	76,192,024
Small Cap Value Fund	106,551,180	25,460,322	(7,303,293)	18,157,029
Small Company Fund	519,725,707	176,591,210	(46,393,749)	130,197,461
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

65

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

66

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 28, 2025 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Fund:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows: Capital Appreciation Fund Class F (0.69%), Core Equity Fund Class A (0.69%), and Class I (0.45%), Dividend and Growth Fund Class F (0.62%), Class Y (0.72%), and Class R5 (0.72%), Equity Income Fund Class F (0.64%), Growth Opportunities Fund Class R5 (0.86%), MidCap Value Fund Class Y (0.86%), Class R3 (1.47%), Class R4 (1.17%), and Class R5 (0.87%), Small Cap Growth Fund Class C (2.12%), and Class R6 (0.86%). The amount of fees recaptured by the other funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,060,552	$10,598
Core Equity Fund	1,315,530	16,995
Dividend and Growth Fund	2,637,110	31,834
Equity Income Fund	789,572	16,280
Growth Opportunities Fund	1,585,021	9,759
Healthcare Fund	291,503	1,692
MidCap Fund	726,248	7,707
MidCap Value Fund	298,346	3,636
Small Cap Growth Fund	44,972	181
Small Cap Value Fund	42,268	718
Small Company Fund	197,744	992
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities.

67

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of each Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y of the Fund listed below until February 28, 2025, unless the applicable Board of Directors approves its earlier termination.
Fund	Class Y
Small Cap Growth Fund	0.070%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
Dividend and Growth Fund	0.090%
Small Cap Growth Fund	0.070%

Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I
Core Equity Fund	0.104%
Dividend and Growth Fund	0.105%
Equity Income Fund	0.108%
Growth Opportunities Fund	0.107%

68

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.15%	0.09%	0.22%	0.16%	0.11%	0.00%*	0.11%	0.00%*
Core Equity Fund	0.09%	0.09%	0.10%	0.22%	0.15%	0.10%	0.00%*	0.09%	0.00%*
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.22%	0.16%	0.10%	0.00%*	0.10%	0.00%*
Equity Income Fund	0.08%	0.10%	0.10%	0.22%	0.17%	0.10%	0.00%*	0.08%	0.00%*
Growth Opportunities Fund	0.10%	0.13%	0.10%	0.21%	0.15%	0.10%	0.00%*	0.08%	0.00%*
Healthcare Fund	0.12%	0.15%	0.10%	0.21%	0.14%	0.12%	0.00%*	0.11%	0.00%*
MidCap Fund	0.11%	0.14%	0.09%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*
MidCap Value Fund	0.14%	0.20%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Small Cap Growth Fund	0.22%	0.23%	0.10%	0.22%	0.16%	0.11%	0.00%*	0.07%	0.00%*
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Small Company Fund	0.17%	0.25%	0.10%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$1,691,530	$1,763,900	$—
Core Equity Fund	—	—	—
Dividend and Growth Fund	77,011,202	80,135,967	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	—	—	—
Healthcare Fund	2,208,406	2,308,551	—
MidCap Fund	59,626,868	61,226,929	—
MidCap Value Fund	—	—	—
Small Cap Growth Fund	2,226,290	2,306,533	—
Small Cap Value Fund	2,876	3,000	—
Small Company Fund	3,861,656	3,947,429	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the year ended October 31, 2024, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the year ended October 31, 2024 follows:
Affiliated Investments	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gains Distribution
MidCap Fund
Nuvei Corp.*	$51,473,131	$—	$111,991,956	$(5,758,220)	$—	$66,277,045	$—	—	$563,613	$—

*	Not an affiliate as of October 31, 2024.
10.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	0%*	15%	—	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—

*	Percentage rounds to zero.

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

As of October 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund *	Percentage of Fund
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	7%
Small Cap Value Fund	23%
Small Company Fund	6%

*	As of October 31, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
11.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$5,003,793,852	$5,638,330,868	$5,003,793,852	$5,638,330,868
Core Equity Fund	2,640,813,546	3,795,388,128	2,640,813,546	3,795,388,128
Dividend and Growth Fund	4,696,623,820	5,329,079,840	4,696,623,820	5,329,079,840
Equity Income Fund	1,760,992,366	2,527,580,002	1,760,992,366	2,527,580,002
Growth Opportunities Fund	5,152,070,967	5,714,331,952	5,152,070,967	5,714,331,952
Healthcare Fund	437,812,751	688,663,306	437,812,751	688,663,306
MidCap Fund	3,047,057,220	4,606,809,225	3,047,057,220	4,606,809,225
MidCap Value Fund	1,330,415,867	1,412,919,971	1,330,415,867	1,412,919,971
Small Cap Growth Fund	267,039,796	405,400,680	267,039,796	405,400,680
Small Cap Value Fund	54,828,918	60,655,735	54,828,918	60,655,735
Small Company Fund	235,229,788	290,150,726	235,229,788	290,150,726
12.
Capital Share Transactions:
The following information is for the years ended October 31, 2024 and October 31, 2023:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,811,462	$74,958,666	2,416,094	$84,486,808
Shares Issued for Reinvested Dividends	583,423	22,800,182	6,927,389	235,627,108
Shares Redeemed	(13,253,184)	(551,181,045)	(16,646,060)	(582,463,426)
Net Increase (Decrease)	(10,858,299)	(453,422,197)	(7,302,577)	(262,349,510)
Class C
Shares Sold	148,492	$3,778,764	208,653	$4,571,978
Shares Issued for Reinvested Dividends	4,066	99,129	328,212	6,990,907
Shares Redeemed	(968,499)	(25,001,756)	(1,519,110)	(33,305,211)
Net Increase (Decrease)	(815,941)	(21,123,863)	(982,245)	(21,742,326)
Class I
Shares Sold	1,184,842	$49,589,911	1,490,961	$52,882,495
Shares Issued for Reinvested Dividends	87,587	3,447,422	776,009	26,584,678
Shares Redeemed	(2,494,822)	(104,538,275)	(4,119,393)	(145,273,355)
Net Increase (Decrease)	(1,222,393)	(51,500,942)	(1,852,423)	(65,806,182)

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	64,319	$3,097,450	50,805	$2,065,987
Shares Issued for Reinvested Dividends	202	9,179	35,821	1,411,714
Shares Redeemed	(147,991)	(7,202,747)	(190,864)	(7,828,268)
Net Increase (Decrease)	(83,470)	(4,096,118)	(104,238)	(4,350,567)
Class R4
Shares Sold	33,247	$1,680,931	50,530	$2,162,148
Shares Issued for Reinvested Dividends	1,863	89,138	29,790	1,237,975
Shares Redeemed	(128,204)	(6,598,968)	(135,137)	(5,782,831)
Net Increase (Decrease)	(93,094)	(4,828,899)	(54,817)	(2,382,708)
Class R5
Shares Sold	34,227	$1,805,435	34,157	$1,500,954
Shares Issued for Reinvested Dividends	2,517	123,680	31,575	1,346,597
Shares Redeemed	(125,898)	(6,588,771)	(263,473)	(11,504,209)
Net Increase (Decrease)	(89,154)	(4,659,656)	(197,741)	(8,656,658)
Class R6
Shares Sold	90,963	$4,873,874	1,033,462	$45,894,296
Shares Issued for Reinvested Dividends	9,904	490,643	26,316	1,131,066
Shares Redeemed	(1,060,477)	(55,079,698)	(205,756)	(9,110,251)
Net Increase (Decrease)	(959,610)	(49,715,181)	854,022	37,915,111
Class Y
Shares Sold	52,992	$2,714,798	80,931	$3,645,887
Shares Issued for Reinvested Dividends	2,012	99,808	80,906	3,477,585
Shares Redeemed	(84,166)	(4,459,650)	(1,382,962)	(61,326,239)
Net Increase (Decrease)	(29,162)	(1,645,044)	(1,221,125)	(54,202,767)
Class F
Shares Sold	1,293,662	$53,877,042	1,475,053	$51,699,782
Shares Issued for Reinvested Dividends	155,273	6,108,437	1,212,451	41,502,624
Shares Redeemed	(3,903,130)	(164,686,950)	(4,220,336)	(149,610,096)
Net Increase (Decrease)	(2,454,195)	(104,701,471)	(1,532,832)	(56,407,690)
Total Net Increase (Decrease)	(16,605,318)	$(695,693,371)	(12,393,976)	$(437,983,297)
Core Equity Fund
Class A
Shares Sold	4,647,774	$233,238,755	4,662,208	$192,757,895
Shares Issued for Reinvested Dividends	979,339	43,838,932	1,290,079	51,353,487
Shares Redeemed	(5,813,231)	(290,428,880)	(6,809,613)	(281,874,863)
Net Increase (Decrease)	(186,118)	(13,351,193)	(857,326)	(37,763,481)
Class C
Shares Sold	534,677	$23,636,910	666,349	$24,666,910
Shares Issued for Reinvested Dividends	226,640	9,005,650	363,772	13,111,704
Shares Redeemed	(3,617,118)	(162,541,988)	(2,947,688)	(109,648,635)
Net Increase (Decrease)	(2,855,801)	(129,899,428)	(1,917,567)	(71,870,021)
Class I
Shares Sold	8,174,489	$407,713,458	13,943,656	$574,317,175
Shares Issued for Reinvested Dividends	1,872,836	84,256,665	3,143,233	125,251,199
Shares Redeemed	(19,045,353)	(945,748,861)	(38,424,804)	(1,592,653,726)
Net Increase (Decrease)	(8,998,028)	(453,778,738)	(21,337,915)	(893,085,352)
Class R3
Shares Sold	138,372	$7,134,650	155,020	$6,503,551
Shares Issued for Reinvested Dividends	28,026	1,269,071	42,352	1,719,412
Shares Redeemed	(353,889)	(18,046,736)	(347,755)	(14,683,725)
Net Increase (Decrease)	(187,491)	(9,643,015)	(150,383)	(6,460,762)
Class R4
Shares Sold	280,679	$14,496,186	302,748	$12,938,651
Shares Issued for Reinvested Dividends	76,824	3,563,542	125,891	5,191,062
Shares Redeemed	(1,176,761)	(62,693,651)	(1,281,405)	(55,276,370)
Net Increase (Decrease)	(819,258)	(44,633,923)	(852,766)	(37,146,657)

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	988,462	$52,080,546	276,875	$11,522,767
Shares Issued for Reinvested Dividends	84,192	3,822,042	130,348	5,239,611
Shares Redeemed	(1,153,890)	(56,913,305)	(996,287)	(42,133,966)
Net Increase (Decrease)	(81,236)	(1,010,717)	(589,064)	(25,371,588)
Class R6
Shares Sold	3,965,424	$203,540,043	4,928,104	$206,462,743
Shares Issued for Reinvested Dividends	702,308	32,054,998	957,461	38,632,638
Shares Redeemed	(7,271,323)	(364,530,660)	(5,576,479)	(236,040,509)
Net Increase (Decrease)	(2,603,591)	(128,935,619)	309,086	9,054,872
Class Y
Shares Sold	1,064,263	$54,628,070	2,222,876	$93,707,132
Shares Issued for Reinvested Dividends	302,623	13,794,577	483,390	19,520,858
Shares Redeemed	(4,180,003)	(208,490,775)	(4,442,840)	(187,208,035)
Net Increase (Decrease)	(2,813,117)	(140,068,128)	(1,736,574)	(73,980,045)
Class F
Shares Sold	11,087,478	$575,080,680	9,602,495	$398,245,374
Shares Issued for Reinvested Dividends	1,689,227	76,113,732	2,348,767	93,574,797
Shares Redeemed	(13,381,834)	(672,120,488)	(14,346,645)	(598,615,873)
Net Increase (Decrease)	(605,129)	(20,926,076)	(2,395,383)	(106,795,702)
Total Net Increase (Decrease)	(19,149,769)	$(942,246,837)	(29,527,892)	$(1,243,418,736)
Dividend and Growth Fund(1)
Class A
Shares Sold	7,806,449	$267,126,090	10,035,822	$303,137,325
Shares Issued for Reinvested Dividends	2,504,207	84,827,161	8,432,131	253,225,513
Shares Redeemed	(17,466,832)	(600,375,181)	(17,814,178)	(538,035,866)
Net Increase (Decrease)	(7,156,176)	(248,421,930)	653,775	18,326,972
Class C
Shares Sold	1,113,937	$36,354,673	1,195,925	$34,418,401
Shares Issued for Reinvested Dividends	65,784	2,083,834	330,462	9,492,536
Shares Redeemed	(1,441,736)	(47,093,455)	(1,850,529)	(53,275,479)
Net Increase (Decrease)	(262,015)	(8,654,948)	(324,142)	(9,364,542)
Class I
Shares Sold	36,744,383	$1,256,236,645	36,581,833	$1,097,282,656
Shares Issued for Reinvested Dividends	2,329,923	78,795,659	7,387,999	220,324,975
Shares Redeemed	(34,529,759)	(1,178,000,085)	(53,101,294)	(1,598,109,665)
Net Increase (Decrease)	4,544,547	157,032,219	(9,131,462)	(280,502,034)
Class R3
Shares Sold	236,820	$8,396,726	256,718	$7,901,146
Shares Issued for Reinvested Dividends	20,699	708,444	93,879	2,873,582
Shares Redeemed	(399,538)	(13,958,999)	(539,529)	(16,607,512)
Net Increase (Decrease)	(142,019)	(4,853,829)	(188,932)	(5,832,784)
Class R4
Shares Sold	399,437	$13,899,250	389,581	$12,080,743
Shares Issued for Reinvested Dividends	36,900	1,282,830	143,875	4,441,408
Shares Redeemed	(636,313)	(22,605,166)	(980,389)	(30,445,231)
Net Increase (Decrease)	(199,976)	(7,423,086)	(446,933)	(13,923,080)
Class R5
Shares Sold	873,951	$31,069,424	1,591,123	$50,044,722
Shares Issued for Reinvested Dividends	53,261	1,869,679	183,787	5,698,726
Shares Redeemed	(1,909,192)	(67,769,538)	(4,249,868)	(132,476,932)
Net Increase (Decrease)	(981,980)	(34,830,435)	(2,474,958)	(76,733,484)
Class R6
Shares Sold	6,711,654	$238,745,330	9,998,858	$312,195,799
Shares Issued for Reinvested Dividends	503,160	17,731,118	1,257,139	38,962,188
Shares Redeemed	(5,149,690)	(183,472,808)	(6,195,316)	(193,024,036)
Net Increase (Decrease)	2,065,124	73,003,640	5,060,681	158,133,951

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,615,418	$166,955,118	6,624,287	$205,459,595
Shares Issued for Reinvested Dividends	290,443	10,203,983	1,318,360	40,895,267
Shares Redeemed	(5,607,191)	(195,659,522)	(14,277,753)	(448,268,635)
Net Increase (Decrease)	(701,330)	(18,500,421)	(6,335,106)	(201,913,773)
Class F
Shares Sold	36,082,531	$1,231,457,900	38,149,463	$1,144,113,374
Shares Issued for Reinvested Dividends	3,674,836	124,216,526	10,425,951	310,611,638
Shares Redeemed	(40,045,539)	(1,361,067,588)	(46,245,744)	(1,393,392,739)
Net Increase (Decrease)	(288,172)	(5,393,162)	2,329,670	61,332,273
Total Net Increase (Decrease)	(3,121,997)	$(98,041,952)	(10,857,407)	$(350,476,501)
Equity Income Fund
Class A
Shares Sold	4,512,115	$92,731,591	7,859,075	$160,763,242
Shares Issued for Reinvested Dividends	6,802,105	134,312,627	10,574,284	216,970,102
Shares Redeemed	(14,637,636)	(300,210,461)	(14,048,616)	(286,563,550)
Net Increase (Decrease)	(3,323,416)	(73,166,243)	4,384,743	91,169,794
Class C
Shares Sold	351,631	$7,152,115	1,177,587	$24,216,732
Shares Issued for Reinvested Dividends	353,878	6,895,571	697,256	14,254,483
Shares Redeemed	(2,126,577)	(43,293,305)	(2,455,858)	(49,656,180)
Net Increase (Decrease)	(1,421,068)	(29,245,619)	(581,015)	(11,184,965)
Class I
Shares Sold	13,048,470	$264,297,571	28,517,875	$576,072,410
Shares Issued for Reinvested Dividends	5,669,770	111,059,555	8,874,084	180,428,576
Shares Redeemed	(30,403,522)	(616,525,351)	(31,103,452)	(627,405,002)
Net Increase (Decrease)	(11,685,282)	(241,168,225)	6,288,507	129,095,984
Class R3
Shares Sold	178,297	$3,683,743	202,990	$4,113,384
Shares Issued for Reinvested Dividends	89,593	1,768,738	156,532	3,224,249
Shares Redeemed	(416,561)	(8,574,794)	(367,749)	(7,478,183)
Net Increase (Decrease)	(148,671)	(3,122,313)	(8,227)	(140,550)
Class R4
Shares Sold	292,013	$5,980,835	898,637	$18,137,799
Shares Issued for Reinvested Dividends	132,460	2,625,607	174,667	3,597,294
Shares Redeemed	(670,860)	(13,825,868)	(732,395)	(14,925,376)
Net Increase (Decrease)	(246,387)	(5,219,426)	340,909	6,809,717
Class R5
Shares Sold	429,438	$8,834,391	857,604	$17,798,043
Shares Issued for Reinvested Dividends	202,226	4,037,982	398,898	8,277,019
Shares Redeemed	(1,388,495)	(28,595,426)	(1,513,342)	(31,098,556)
Net Increase (Decrease)	(756,831)	(15,723,053)	(256,840)	(5,023,494)
Class R6
Shares Sold	2,933,315	$60,536,026	4,779,502	$99,043,259
Shares Issued for Reinvested Dividends	641,812	12,919,148	604,466	12,544,054
Shares Redeemed	(2,944,220)	(61,222,060)	(1,604,760)	(32,861,638)
Net Increase (Decrease)	630,907	12,233,114	3,779,208	78,725,675
Class Y
Shares Sold	2,653,217	$54,505,381	2,411,518	$49,853,997
Shares Issued for Reinvested Dividends	398,906	8,005,847	577,276	12,017,292
Shares Redeemed	(3,566,692)	(74,825,919)	(3,144,920)	(65,510,197)
Net Increase (Decrease)	(514,569)	(12,314,691)	(156,126)	(3,638,908)
Class F
Shares Sold	8,139,629	$165,759,631	16,288,171	$329,666,948
Shares Issued for Reinvested Dividends	4,926,668	96,641,196	6,910,798	140,456,473
Shares Redeemed	(14,837,524)	(302,234,813)	(13,362,835)	(269,393,729)
Net Increase (Decrease)	(1,771,227)	(39,833,986)	9,836,134	200,729,692
Total Net Increase (Decrease)	(19,236,544)	$(407,560,442)	23,627,293	$486,542,945

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Growth Opportunities Fund(1)
Class A
Shares Sold	3,313,782	$158,478,855	4,536,856	$156,041,936
Shares Redeemed	(7,982,650)	(384,256,274)	(10,594,748)	(357,706,689)
Net Increase (Decrease)	(4,668,868)	(225,777,419)	(6,057,892)	(201,664,753)
Class C(2)
Shares Sold	760,511	$9,579,711	219,531	$7,516,065
Shares Redeemed	(9,752,588)	(54,798,049)	(1,792,525)	(62,099,734)
Net Increase (Decrease)	(8,992,077)	(45,218,338)	(1,572,994)	(54,583,669)
Class I
Shares Sold	3,688,168	$200,565,609	3,911,312	$148,495,885
Shares Redeemed	(5,855,040)	(309,791,506)	(9,862,796)	(364,494,203)
Net Increase (Decrease)	(2,166,872)	(109,225,897)	(5,951,484)	(215,998,318)
Class R3
Shares Sold	99,168	$4,690,569	142,425	$4,948,733
Shares Redeemed	(375,603)	(17,376,932)	(258,507)	(8,746,234)
Net Increase (Decrease)	(276,435)	(12,686,363)	(116,082)	(3,797,501)
Class R4
Shares Sold	207,198	$11,318,375	157,329	$6,064,966
Shares Redeemed	(415,201)	(21,781,911)	(325,377)	(12,421,190)
Net Increase (Decrease)	(208,003)	(10,463,536)	(168,048)	(6,356,224)
Class R5
Shares Sold	24,317	$1,470,961	45,520	$1,922,780
Shares Redeemed	(73,715)	(3,970,361)	(245,886)	(10,877,510)
Net Increase (Decrease)	(49,398)	(2,499,400)	(200,366)	(8,954,730)
Class R6
Shares Sold	168,745	$9,891,909	208,369	$9,009,708
Shares Redeemed	(425,459)	(24,550,286)	(531,843)	(22,977,986)
Net Increase (Decrease)	(256,714)	(14,658,377)	(323,474)	(13,968,278)
Class Y
Shares Sold	349,821	$21,679,169	473,218	$19,239,168
Shares Redeemed	(531,762)	(32,074,518)	(7,375,702)	(306,256,689)
Net Increase (Decrease)	(181,941)	(10,395,349)	(6,902,484)	(287,017,521)
Class F
Shares Sold	2,548,054	$141,184,023	3,274,425	$123,803,774
Shares Redeemed	(5,132,400)	(276,840,339)	(5,740,998)	(221,271,995)
Net Increase (Decrease)	(2,584,346)	(135,656,316)	(2,466,573)	(97,468,221)
Total Net Increase (Decrease)	(19,384,654)	$(566,580,995)	(23,759,397)	$(889,809,215)
Healthcare Fund
Class A
Shares Sold	699,688	$26,667,714	1,301,739	$45,460,254
Shares Issued for Reinvested Dividends	—	—	196,124	7,042,794
Shares Redeemed	(2,922,736)	(111,432,996)	(2,956,846)	(103,102,020)
Net Increase (Decrease)	(2,223,048)	(84,765,282)	(1,458,983)	(50,598,972)
Class C
Shares Sold	45,115	$1,210,368	163,228	$3,989,709
Shares Issued for Reinvested Dividends	—	—	47,740	1,199,709
Shares Redeemed	(915,146)	(24,081,634)	(1,582,649)	(38,563,268)
Net Increase (Decrease)	(870,031)	(22,871,266)	(1,371,681)	(33,373,850)
Class I
Shares Sold	720,290	$31,083,818	1,079,046	$41,054,526
Shares Issued for Reinvested Dividends	—	—	71,577	2,796,522
Shares Redeemed	(1,905,462)	(78,900,659)	(2,970,902)	(112,760,203)
Net Increase (Decrease)	(1,185,172)	(47,816,841)	(1,820,279)	(68,909,155)

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	55,429	$2,138,683	80,030	$2,856,815
Shares Issued for Reinvested Dividends	—	—	6,877	252,596
Shares Redeemed	(180,535)	(7,019,362)	(182,612)	(6,524,888)
Net Increase (Decrease)	(125,106)	(4,880,679)	(95,705)	(3,415,477)
Class R4
Shares Sold	30,916	$1,296,331	70,185	$2,741,314
Shares Issued for Reinvested Dividends	—	—	3,129	125,231
Shares Redeemed	(113,852)	(4,903,670)	(144,526)	(5,618,832)
Net Increase (Decrease)	(82,936)	(3,607,339)	(71,212)	(2,752,287)
Class R5
Shares Sold	28,294	$1,331,817	48,190	$2,038,977
Shares Issued for Reinvested Dividends	—	—	2,019	87,211
Shares Redeemed	(52,591)	(2,451,309)	(165,352)	(6,924,570)
Net Increase (Decrease)	(24,297)	(1,119,492)	(115,143)	(4,798,382)
Class R6
Shares Sold	74,108	$3,510,281	110,149	$4,734,421
Shares Issued for Reinvested Dividends	—	—	10,675	471,423
Shares Redeemed	(1,204,013)	(57,576,695)	(159,269)	(6,878,936)
Net Increase (Decrease)	(1,129,905)	(54,066,414)	(38,445)	(1,673,092)
Class Y
Shares Sold	59,712	$2,802,790	100,980	$4,321,489
Shares Issued for Reinvested Dividends	—	—	10,049	442,364
Shares Redeemed	(477,523)	(22,118,982)	(271,441)	(11,570,093)
Net Increase (Decrease)	(417,811)	(19,316,192)	(160,412)	(6,806,240)
Class F
Shares Sold	73,555	$3,118,147	150,600	$5,747,539
Shares Issued for Reinvested Dividends	—	—	7,839	308,479
Shares Redeemed	(163,430)	(6,905,329)	(307,793)	(11,823,537)
Net Increase (Decrease)	(89,875)	(3,787,182)	(149,354)	(5,767,519)
Total Net Increase (Decrease)	(6,148,181)	$(242,230,687)	(5,281,214)	$(178,094,974)
MidCap Fund
Class A
Shares Sold	3,308,776	$84,238,570	4,663,543	$111,083,626
Shares Issued for Reinvested Dividends	2,134,231	51,029,462	8,756,422	203,761,943
Shares Redeemed	(16,915,457)	(429,767,345)	(18,125,910)	(431,123,450)
Net Increase (Decrease)	(11,472,450)	(294,499,313)	(4,705,945)	(116,277,881)
Class C(3)
Shares Sold	263,054	$3,601,073	253,331	$6,427,019
Shares Issued for Reinvested Dividends	546,334	6,632,061	1,306,169	31,844,391
Shares Redeemed	(8,855,324)	(66,750,934)	(3,203,114)	(80,617,358)
Net Increase (Decrease)	(8,045,936)	(56,517,800)	(1,643,614)	(42,345,948)
Class I
Shares Sold	5,156,717	$141,503,552	6,582,892	$166,366,039
Shares Issued for Reinvested Dividends	971,896	24,744,469	5,489,567	135,482,515
Shares Redeemed	(19,618,915)	(529,768,853)	(33,099,640)	(845,777,777)
Net Increase (Decrease)	(13,490,302)	(363,520,832)	(21,027,181)	(543,929,223)
Class R3
Shares Sold	189,942	$5,609,956	299,005	$8,360,323
Shares Issued for Reinvested Dividends	42,865	1,195,077	178,795	4,852,488
Shares Redeemed	(521,878)	(15,501,774)	(585,026)	(16,127,356)
Net Increase (Decrease)	(289,071)	(8,696,741)	(107,226)	(2,914,545)
Class R4
Shares Sold	223,158	$7,136,841	283,672	$8,471,150
Shares Issued for Reinvested Dividends	35,056	1,056,244	181,833	5,307,702
Shares Redeemed	(897,830)	(28,920,622)	(1,371,039)	(41,097,467)
Net Increase (Decrease)	(639,616)	(20,727,537)	(905,534)	(27,318,615)

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	139,278	$4,699,936	368,675	$11,523,482
Shares Issued for Reinvested Dividends	35,281	1,125,457	164,130	5,051,920
Shares Redeemed	(1,118,010)	(37,587,156)	(1,396,945)	(44,143,219)
Net Increase (Decrease)	(943,451)	(31,761,763)	(864,140)	(27,567,817)
Class R6
Shares Sold	1,282,423	$44,384,718	2,722,323	$87,055,047
Shares Issued for Reinvested Dividends	230,036	7,487,691	1,541,892	48,369,139
Shares Redeemed	(7,356,634)	(250,960,691)	(12,907,197)	(408,843,530)
Net Increase (Decrease)	(5,844,175)	(199,088,282)	(8,642,982)	(273,419,344)
Class Y
Shares Sold	1,315,336	$45,320,583	1,257,284	$40,054,484
Shares Issued for Reinvested Dividends	162,652	5,273,187	852,549	26,659,212
Shares Redeemed	(5,640,688)	(195,509,992)	(5,841,998)	(185,981,433)
Net Increase (Decrease)	(4,162,700)	(144,916,222)	(3,732,165)	(119,267,737)
Class F
Shares Sold	7,016,608	$191,598,318	8,672,702	$220,869,153
Shares Issued for Reinvested Dividends	1,561,537	40,084,661	6,352,934	157,933,948
Shares Redeemed	(18,100,862)	(495,708,126)	(18,259,601)	(466,077,861)
Net Increase (Decrease)	(9,522,717)	(264,025,147)	(3,233,965)	(87,274,760)
Total Net Increase (Decrease)	(54,410,418)	$(1,383,753,637)	(44,862,752)	$(1,240,315,870)
MidCap Value Fund
Class A
Shares Sold	1,821,444	$29,916,556	3,253,017	$50,352,162
Shares Issued for Reinvested Dividends	1,818,899	27,909,782	2,463,226	37,164,191
Shares Redeemed	(3,690,758)	(60,453,694)	(3,305,513)	(51,240,395)
Net Increase (Decrease)	(50,415)	(2,627,356)	2,410,730	36,275,958
Class C
Shares Sold	27,711	$329,969	86,737	$1,025,509
Shares Issued for Reinvested Dividends	42,195	464,266	81,396	910,823
Shares Redeemed	(205,504)	(2,420,520)	(270,895)	(3,117,702)
Net Increase (Decrease)	(135,598)	(1,626,285)	(102,762)	(1,181,370)
Class I
Shares Sold	518,523	$8,614,576	646,946	$10,192,914
Shares Issued for Reinvested Dividends	198,687	3,102,274	258,112	3,950,273
Shares Redeemed	(1,049,567)	(17,574,352)	(517,949)	(8,114,049)
Net Increase (Decrease)	(332,357)	(5,857,502)	387,109	6,029,138
Class R3
Shares Sold	36,854	$651,422	56,880	$943,176
Shares Issued for Reinvested Dividends	23,866	390,590	35,095	564,683
Shares Redeemed	(40,466)	(724,931)	(82,355)	(1,351,665)
Net Increase (Decrease)	20,254	317,081	9,620	156,194
Class R4
Shares Sold	30,524	$561,757	58,924	$997,138
Shares Issued for Reinvested Dividends	17,197	291,520	46,207	766,653
Shares Redeemed	(64,568)	(1,209,821)	(351,227)	(5,910,725)
Net Increase (Decrease)	(16,847)	(356,544)	(246,096)	(4,146,934)
Class R5
Shares Sold	6,201	$111,584	8,013	$140,217
Shares Issued for Reinvested Dividends	8,115	140,909	11,169	188,828
Shares Redeemed	(3,382)	(62,100)	(12,074)	(205,489)
Net Increase (Decrease)	10,934	190,393	7,108	123,556
Class R6
Shares Sold	207,715	$3,716,404	6,696	$110,009
Shares Issued for Reinvested Dividends	635	9,926	72	1,104
Shares Redeemed	(1,020)	(17,000)	(196)	(3,171)
Net Increase (Decrease)	207,330	3,709,330	6,572	107,942

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	100,612	$1,863,658	79,929	$1,404,965
Shares Issued for Reinvested Dividends	25,088	437,120	41,842	709,229
Shares Redeemed	(145,202)	(2,669,963)	(158,920)	(2,748,831)
Net Increase (Decrease)	(19,502)	(369,185)	(37,149)	(634,637)
Class F
Shares Sold	3,827,595	$63,598,222	5,924,589	$93,144,107
Shares Issued for Reinvested Dividends	2,287,366	35,752,266	3,043,527	46,563,377
Shares Redeemed	(6,587,747)	(109,817,420)	(6,008,282)	(95,070,969)
Net Increase (Decrease)	(472,786)	(10,466,932)	2,959,834	44,636,515
Total Net Increase (Decrease)	(788,987)	$(17,087,000)	5,394,966	$81,366,362
Small Cap Growth Fund
Class A
Shares Sold	98,871	$4,128,274	155,014	$5,836,621
Shares Issued for Reinvested Dividends	146,574	5,533,183	—	—
Shares Redeemed	(525,834)	(21,933,130)	(522,201)	(19,662,365)
Net Increase (Decrease)	(280,389)	(12,271,673)	(367,187)	(13,825,744)
Class C(3)
Shares Sold	19,425	$419,824	9,349	$394,178
Shares Issued for Reinvested Dividends	4,579	90,111	—	—
Shares Redeemed	(57,605)	(519,619)	(30,092)	(1,216,301)
Net Increase (Decrease)	(33,601)	(9,684)	(20,743)	(822,123)
Class I
Shares Sold	115,750	$5,200,094	154,169	$6,283,127
Shares Issued for Reinvested Dividends	40,612	1,673,198	—	—
Shares Redeemed	(337,217)	(15,189,737)	(573,844)	(23,472,185)
Net Increase (Decrease)	(180,855)	(8,316,445)	(419,675)	(17,189,058)
Class R3
Shares Sold	16,027	$642,313	32,980	$1,226,925
Shares Issued for Reinvested Dividends	5,829	212,751	—	—
Shares Redeemed	(55,744)	(2,256,630)	(51,801)	(1,918,024)
Net Increase (Decrease)	(33,888)	(1,401,566)	(18,821)	(691,099)
Class R4
Shares Sold	28,317	$1,249,431	38,966	$1,563,808
Shares Issued for Reinvested Dividends	6,470	259,595	—	—
Shares Redeemed	(68,392)	(2,936,242)	(126,909)	(5,147,518)
Net Increase (Decrease)	(33,605)	(1,427,216)	(87,943)	(3,583,710)
Class R5
Shares Sold	45,684	$2,259,030	33,461	$1,499,720
Shares Issued for Reinvested Dividends	9,503	419,366	—	—
Shares Redeemed	(45,276)	(2,214,845)	(208,543)	(9,254,622)
Net Increase (Decrease)	9,911	463,551	(175,082)	(7,754,902)
Class R6
Shares Sold	155,558	$7,863,382	197,829	$8,849,604
Shares Issued for Reinvested Dividends	25,271	1,144,515	—	—
Shares Redeemed	(329,479)	(16,318,939)	(696,967)	(31,143,300)
Net Increase (Decrease)	(148,650)	(7,311,042)	(499,138)	(22,293,696)
Class Y
Shares Sold	319,648	$15,714,270	544,524	$24,315,403
Shares Issued for Reinvested Dividends	49,728	2,247,723	—	—
Shares Redeemed	(2,218,944)	(111,387,012)	(1,371,921)	(61,471,380)
Net Increase (Decrease)	(1,849,568)	(93,425,019)	(827,397)	(37,155,977)
Class F
Shares Sold	58,048	$2,587,773	99,497	$4,035,295
Shares Issued for Reinvested Dividends	21,090	876,923	—	—
Shares Redeemed	(144,048)	(6,579,018)	(123,576)	(5,216,632)
Net Increase (Decrease)	(64,910)	(3,114,322)	(24,079)	(1,181,337)
Total Net Increase (Decrease)	(2,615,555)	$(126,813,416)	(2,440,065)	$(104,497,646)

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Class A
Shares Sold	396,050	$4,616,041	387,666	$4,181,479
Shares Issued for Reinvested Dividends	143,313	1,629,023	416,107	4,415,619
Shares Redeemed	(770,425)	(9,064,158)	(757,775)	(8,209,423)
Net Increase (Decrease)	(231,062)	(2,819,094)	45,998	387,675
Class C
Shares Sold	19,244	$194,333	60,452	$547,796
Shares Issued for Reinvested Dividends	4,875	45,570	19,088	170,434
Shares Redeemed	(80,719)	(781,309)	(98,692)	(894,412)
Net Increase (Decrease)	(56,600)	(541,406)	(19,152)	(176,182)
Class I
Shares Sold	432,015	$5,146,420	348,659	$3,795,465
Shares Issued for Reinvested Dividends	61,148	699,430	181,595	1,930,669
Shares Redeemed	(599,529)	(7,045,011)	(633,908)	(6,999,022)
Net Increase (Decrease)	(106,366)	(1,199,161)	(103,654)	(1,272,888)
Class R3
Shares Sold	5,014	$61,771	10,930	$121,542
Shares Issued for Reinvested Dividends	1,465	17,434	5,673	63,190
Shares Redeemed	(8,519)	(112,698)	(29,630)	(319,731)
Net Increase (Decrease)	(2,040)	(33,493)	(13,027)	(134,999)
Class R4
Shares Sold	803	$10,090	8,282	$92,173
Shares Issued for Reinvested Dividends	373	4,539	426	4,769
Shares Redeemed	(47)	(584)	(111)	(1,339)
Net Increase (Decrease)	1,129	14,045	8,597	95,603
Class R5
Shares Sold	6,980	$84,763	23,997	$272,469
Shares Issued for Reinvested Dividends	5,989	72,871	13,843	155,982
Shares Redeemed	(178,811)	(2,299,188)	(8,636)	(98,258)
Net Increase (Decrease)	(165,842)	(2,141,554)	29,204	330,193
Class R6
Shares Sold	128,185	$1,608,926	219,026	$2,479,985
Shares Issued for Reinvested Dividends	26,489	322,438	60,343	679,555
Shares Redeemed	(149,058)	(1,867,797)	(173,347)	(1,969,706)
Net Increase (Decrease)	5,616	63,567	106,022	1,189,834
Class Y
Shares Sold	111,960	$1,376,693	38,678	$454,312
Shares Issued for Reinvested Dividends	7,838	95,196	22,709	255,370
Shares Redeemed	(157,474)	(2,010,743)	(69,989)	(799,009)
Net Increase (Decrease)	(37,676)	(538,854)	(8,602)	(89,327)
Class F
Shares Sold	532,903	$6,210,819	383,196	$3,948,517
Shares Issued for Reinvested Dividends	86,983	995,586	325,456	3,455,462
Shares Redeemed	(390,442)	(4,740,356)	(1,654,882)	(17,958,569)
Net Increase (Decrease)	229,444	2,466,049	(946,230)	(10,554,590)
Total Net Increase (Decrease)	(363,397)	$(4,729,901)	(900,844)	$(10,224,681)
Small Company Fund
Class A
Shares Sold	1,092,853	$20,104,382	1,415,739	$22,905,568
Shares Redeemed	(2,727,006)	(50,191,000)	(3,212,789)	(51,985,220)
Net Increase (Decrease)	(1,634,153)	(30,086,618)	(1,797,050)	(29,079,652)
Class C(3)
Shares Sold	20,118	$169,570	28,178	$427,212
Shares Redeemed	(291,751)	(1,488,194)	(150,785)	(2,211,734)
Net Increase (Decrease)	(271,633)	(1,318,624)	(122,607)	(1,784,522)

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	93,201	$1,929,952	331,768	$5,960,093
Shares Redeemed	(322,866)	(6,595,885)	(740,806)	(13,298,679)
Net Increase (Decrease)	(229,665)	(4,665,933)	(409,038)	(7,338,586)
Class R3
Shares Sold	82,714	$1,728,761	112,088	$2,032,887
Shares Redeemed	(142,822)	(3,069,122)	(128,816)	(2,377,931)
Net Increase (Decrease)	(60,108)	(1,340,361)	(16,728)	(345,044)
Class R4
Shares Sold	59,000	$1,370,134	60,842	$1,232,470
Shares Redeemed	(101,957)	(2,361,664)	(116,869)	(2,400,551)
Net Increase (Decrease)	(42,957)	(991,530)	(56,027)	(1,168,081)
Class R5
Shares Sold	14,092	$354,332	25,059	$568,418
Shares Redeemed	(85,958)	(2,249,489)	(90,523)	(2,063,587)
Net Increase (Decrease)	(71,866)	(1,895,157)	(65,464)	(1,495,169)
Class R6
Shares Sold	118,881	$3,194,789	153,510	$3,558,305
Shares Redeemed	(115,715)	(3,194,969)	(99,429)	(2,354,479)
Net Increase (Decrease)	3,166	(180)	54,081	1,203,826
Class Y
Shares Sold	49,836	$1,275,851	85,301	$1,979,877
Shares Redeemed	(218,174)	(5,665,253)	(1,436,249)	(32,576,101)
Net Increase (Decrease)	(168,338)	(4,389,402)	(1,350,948)	(30,596,224)
Class F
Shares Sold	1,675,404	$34,464,237	2,505,923	$45,332,748
Shares Redeemed	(2,883,062)	(60,124,486)	(2,762,568)	(50,200,018)
Net Increase (Decrease)	(1,207,658)	(25,660,249)	(256,645)	(4,867,270)
Total Net Increase (Decrease)	(3,683,212)	$(70,348,054)	(4,020,426)	$(75,470,722)

(1)	Includes In-Kind Redemptions during the year ended October 31, 2023.
(2)	Share transactions have been adjusted to reflect the effect of a 4 for 1 reverse share split on September 13, 2024 (See Note 16 of the Notes to Financial Statements).
(3)	Share transactions have been adjusted to reflect the effect of a 2 for 1 reverse share split on September 13, 2024 (See Note 16 of the Notes to Financial Statements).
13.
Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the year ended October 31, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemptions.
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

15.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Reverse Stock Split for Class C shares of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund:
The Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. References to a "Fund" in this section refer only to the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. The Reverse Stock Split was completed after the close of business on September 13, 2024 (the “Effective Date”). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of a Fund was unchanged and each shareholder continues to own the same percentage (by value) of the class of the same Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it impact the net assets, operational results or total return of the Funds. The Reverse Stock Split was carried out in accordance with a stock split ratio set forth below, calculated to result in a net asset value per share that better aligns the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
Name	Ratio
Growth Opportunities Fund	4:1
MidCap Fund	2:1
Small Cap Growth Fund	2:1
Small Company Fund	2:1
17.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
18.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

81

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Small Cap Growth Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund (nine of the funds constituting The Hartford Mutual Funds, Inc.) and The Hartford Growth Opportunities Fund, and The Hartford Small Cap Growth Fund (two of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

82

Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

83

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of The Hartford Growth Opportunities Fund (the "Fund") was held on December 13, 2023, which was ultimately adjourned until January 23, 2024 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Fund did not achieve the necessary quorum under the Investment Company Act of 1940, as amended, to approve the proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and eliminate a related fundamental diversification policy. As a result, the Fund remains diversified and remains subject to its related fundamental diversification policy. The final results of the Shareholder Meeting are below:

Shares Outstanding (as of Record Date (September 25, 2023)): 116,143,369
Total Shares Voted: 55,586,848
Percentage of Shares Voted: 47.86%
Votes For: 39,281,974
Percentage of Shares For: 70.67%
Votes Against: 8,312,958
Percentage of Shares Against: 14.95%
Votes Abstained: 7,991,916
Percentage of Shares Abstained: 14.38%

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Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Capital Appreciation Fund
Hartford Core Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Healthcare Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Small Cap Growth Fund
Hartford Small Cap Value Fund
The Hartford Small Company Fund

(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 11-12, 2024, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, and Hartford Small Cap Value Fund and HMF II, on behalf of each of The Hartford Growth Opportunities Fund and The Hartford Small Cap Growth Fund (the “Management Agreement”); (ii) the continuation of a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Healthcare Fund and The Hartford Small Company Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) the continuation of investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that, for The Hartford Capital Appreciation Fund, the Fund utilizes a multiple sleeve structure whereby each sleeve uses a different investment style and considered the performance attributions of the underlying portfolio managers. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board also considered that HFMC provides nondiscretionary investment advisory services to model portfolios that pursue investment objectives and investment strategies similar to those of the Hartford Core Equity Fund and The Hartford Dividend and Growth Fund. The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for Hartford Small Cap Value Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Small Cap Value Fund.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF and HMF II, on behalf of their respective Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
The Hartford Capital Appreciation Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Core Equity Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
The Hartford Dividend and Growth Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and its total expenses were in the 3rd quintile.
The Hartford Equity Income Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
The Hartford Growth Opportunities Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
The Hartford Healthcare Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 5th quintile of its expense group.
The Hartford MidCap Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 5-year periods and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile and its total expenses were in the 4th quintile.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford MidCap Value Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile.
The Hartford Small Cap Growth Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and below its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class Y shares of the Fund.
Hartford Small Cap Value Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Small Company Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and below its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Hartford Domestic Equity Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Russell 1000 Growth Index  (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those
Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell
Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market
capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the
Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

93

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-DE24 12/24 Printed in the U.S.A.

Hartford Schroders Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼Hartford Schroders China A Fund
◼Hartford Schroders Core Fixed Income Fund[1]
◼Hartford Schroders Diversified Emerging Markets Fund
◼Hartford Schroders Diversified Growth Fund
◼Hartford Schroders Emerging Markets Equity Fund
◼Hartford Schroders Emerging Markets Multi-Sector Bond Fund
◼Hartford Schroders International Contrarian Value Fund
◼Hartford Schroders International Multi-Cap Value Fund
◼Hartford Schroders International Stock Fund
◼Hartford Schroders Sustainable International Core Fund
◼Hartford Schroders Tax-Aware Bond Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund

[1]	Formerly, Hartford Schroders Sustainable Core Bond Fund

Hartford Schroders Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Schroders China A Fund	3
Hartford Schroders Core Fixed Income Fund	5
Hartford Schroders Diversified Emerging Markets Fund	9
Hartford Schroders Diversified Growth Fund (Consolidated)	13
Hartford Schroders Emerging Markets Equity Fund	21
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	24
Hartford Schroders International Contrarian Value Fund	29
Hartford Schroders International Multi-Cap Value Fund	31
Hartford Schroders International Stock Fund	38
Hartford Schroders Sustainable International Core Fund	40
Hartford Schroders Tax-Aware Bond Fund	42
Hartford Schroders US MidCap Opportunities Fund	48
Hartford Schroders US Small Cap Opportunities Fund	50
Glossary	52
Statements of Assets and Liabilities:
Hartford Schroders China A Fund	53
Hartford Schroders Core Fixed Income Fund	53
Hartford Schroders Diversified Emerging Markets Fund	53
Hartford Schroders Diversified Growth Fund (Consolidated)	53
Hartford Schroders Emerging Markets Equity Fund	53
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	55
Hartford Schroders International Contrarian Value Fund	55
Hartford Schroders International Multi-Cap Value Fund	55
Hartford Schroders International Stock Fund	55
Hartford Schroders Sustainable International Core Fund	55
Hartford Schroders Tax-Aware Bond Fund	57
Hartford Schroders US MidCap Opportunities Fund	57
Hartford Schroders US Small Cap Opportunities Fund	57
Statements of Operations:
Hartford Schroders China A Fund	59
Hartford Schroders Core Fixed Income Fund	59
Hartford Schroders Diversified Emerging Markets Fund	59
Hartford Schroders Diversified Growth Fund (Consolidated)	59
Hartford Schroders Emerging Markets Equity Fund	59
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	61
Hartford Schroders International Contrarian Value Fund	61
Hartford Schroders International Multi-Cap Value Fund	61
Hartford Schroders International Stock Fund	61
Hartford Schroders Sustainable International Core Fund	61

Hartford Schroders Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Schroders China A Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Automobiles & Components - 6.0%
22,000	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$424,308
15,200	Fuyao Glass Industry Group Co. Ltd. Class A	121,622
102,986	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	406,649
		952,579
	Banks - 7.4%
119,900	Bank of Hangzhou Co. Ltd. Class A	233,668
128,792	Bank of Ningbo Co. Ltd. Class A	463,046
90,333	China Merchants Bank Co. Ltd. Class A	474,804
		1,171,518
	Capital Goods - 19.0%
21,640	Contemporary Amperex Technology Co. Ltd. Class A	751,058
14,254	Goneo Group Co. Ltd. Class A	146,046
67,140	Hongfa Technology Co. Ltd. Class A	285,938
48,600	Jiangsu Hengli Hydraulic Co. Ltd. Class A	353,538
80,800	Sany Heavy Industry Co. Ltd. Class A	207,422
47,303	Shenzhen Envicool Technology Co. Ltd. Class A	215,211
14,700	Sieyuan Electric Co. Ltd. Class A	157,833
257,300	Sinoma International Engineering Co. Class A	373,421
22,200	Sinoseal Holding Co. Ltd. Class A	113,298
28,417	Xi'an Bright Laser Technologies Co. Ltd. Class A	181,223
78,000	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	238,937
		3,023,925
	Consumer Durables & Apparel - 3.4%
112,700	Hangzhou Robam Appliances Co. Ltd. Class A	385,190
16,100	Midea Group Co. Ltd. Class A	161,392
		546,582
	Consumer Staples Distribution & Retail - 0.9%
64,324	Laobaixing Pharmacy Chain JSC Class A	146,641
	Energy - 2.5%
59,400	PetroChina Co. Ltd. Class A	67,551
70,500	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	332,210
		399,761
	Financial Services - 1.4%
2,300	Hithink RoyalFlush Information Network Co. Ltd. Class A	66,335
65,400	Huatai Securities Co. Ltd. Class A	162,067
		228,402
	Food, Beverage & Tobacco - 4.3%
14,400	Anjoy Foods Group Co. Ltd. Class A	173,481
61,795	Chacha Food Co. Ltd. Class A	277,574
245	Kweichow Moutai Co. Ltd. Class A	52,621
29,300	Muyuan Foods Co. Ltd. Class A*	179,799
		683,475
	Health Care Equipment & Services - 5.7%
7,285	iRay Technology Co. Ltd. Class A	120,279
39,889	Micro-Tech Nanjing Co. Ltd. Class A	406,127
58,773	Qingdao Haier Biomedical Co. Ltd. Class A	255,847
2,991	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,399
2,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	78,678
		912,330
	Household & Personal Products - 0.1%
1,500	Proya Cosmetics Co. Ltd. Class A	20,226
	Insurance - 5.6%
112,400	Ping An Insurance Group Co. of China Ltd. Class A	884,346
	Materials - 16.6%
163,400	China Jushi Co. Ltd. Class A	259,652
166,414	Citic Pacific Special Steel Group Co. Ltd. Class A	283,364
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.8% - (continued)
	Materials - 16.6% - (continued)
110,300	Hubei Dinglong Co. Ltd. Class A*		$418,595
15,100	Jiangsu Yangnong Chemical Co. Ltd. Class A		122,747
55,300	LB Group Co. Ltd. Class A		146,527
167,846	Satellite Chemical Co. Ltd. Class A		446,098
112,500	Shandong Sinocera Functional Material Co. Ltd. Class A		301,890
53,811	Western Superconducting Technologies Co. Ltd. Class A		381,021
121,857	Zijin Mining Group Co. Ltd. Class A		285,836
			2,645,730
	Media & Entertainment - 2.7%
121,500	Mango Excellent Media Co. Ltd. Class A		428,352
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
79,900	Amoy Diagnostics Co. Ltd. Class A		271,259
27,266	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		140,928
24,360	WuXi AppTec Co. Ltd. Class A		178,202
			590,389
	Real Estate Management & Development - 2.6%
273,744	Poly Developments & Holdings Group Co. Ltd. Class A		416,266
	Software & Services - 2.0%
3,926	Beijing Kingsoft Office Software, Inc. Class A		141,936
91,080	Glodon Co. Ltd. Class A		181,272
			323,208
	Technology Hardware & Equipment - 8.6%
81,600	Chaozhou Three-Circle Group Co. Ltd. Class A		426,130
22,600	Luxshare Precision Industry Co. Ltd. Class A		133,153
83,759	Shenzhen Sunlord Electronics Co. Ltd. Class A		347,853
12,600	Victory Giant Technology Huizhou Co. Ltd. Class A		78,836
10,300	Xiamen Faratronic Co. Ltd. Class A		164,167
67,400	Zhejiang Crystal-Optech Co. Ltd. Class A		216,151
			1,366,290
	Utilities - 1.3%
364,100	CGN Power Co. Ltd. Class A		206,454
	Total Common Stocks (cost $14,910,015)		$14,946,474
WARRANTS - 4.5%(1)
	Household & Personal Products - 2.5%
38,023	Ninebot Ltd. Expires 8/25/2025*		$236,720
11,843	Proya Cosmetics Co. Ltd. Expires 04/18/2025*		159,363
			396,083
	Technology Hardware & Equipment - 2.0%
40,394	Huaqin Technology Co. Ltd. Expires 04/08/2025*		318,183
	Total Warrants (cost $720,719)		$714,266
	Total Long-Term Investments (cost $15,630,734)		$15,660,740
	Total Investments (cost $15,630,734)	98.3%	$15,660,740
	Other Assets and Liabilities	1.7%	277,628
	Net Assets	100.0%	$15,938,368
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

3

Hartford Schroders China A Fund
Schedule of Investments – (continued)
October 31, 2024

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$952,579	$—	$952,579	$—
Banks	1,171,518	—	1,171,518	—
Capital Goods	3,023,925	157,833	2,866,092	—
Consumer Durables & Apparel	546,582	—	546,582	—
Consumer Staples Distribution & Retail	146,641	—	146,641	—
Energy	399,761	—	399,761	—
Financial Services	228,402	—	228,402	—
Food, Beverage & Tobacco	683,475	—	683,475	—
Health Care Equipment & Services	912,330	—	912,330	—
Household & Personal Products	20,226	—	20,226	—
Insurance	884,346	—	884,346	—
Materials	2,645,730	—	2,645,730	—
Media & Entertainment	428,352	—	428,352	—
Pharmaceuticals, Biotechnology & Life Sciences	590,389	—	590,389	—
Real Estate Management & Development	416,266	—	416,266	—
Software & Services	323,208	—	323,208	—
Technology Hardware & Equipment	1,366,290	—	1,366,290	—
Utilities	206,454	—	206,454	—
Warrants	714,266	—	714,266	—
Total	$15,660,740	$157,833	$15,502,907	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
	Asset-Backed - Automobile - 5.1%
$ 385,000	BMW Vehicle Owner Trust 5.18%, 02/26/2029	$389,799
428,222	Chase Auto Owner Trust 5.13%, 05/25/2029(1)	431,719
768,000	Ford Credit Auto Owner Trust 5.09%, 12/15/2028	775,917
539,000	GM Financial Consumer Automobile Receivables Trust 5.10%, 03/16/2029	544,385
591,000	Honda Auto Receivables Owner Trust 5.27%, 11/20/2028	599,077
643,000	Nissan Auto Receivables Owner Trust 5.28%, 12/15/2028	651,299
1,153,000	Toyota Auto Receivables Owner Trust 5.33%, 01/16/2029	1,168,408
		4,560,604
	Other Asset-Backed Securities - 0.9%
486,000	Cedar Funding VI CLO Ltd. 5.93%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	486,021
284,984	Dewolf Park CLO Ltd. 5.84%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	285,291
		771,312
	Whole Loan Collateral CMO - 0.0%
	Towd Point Mortgage Trust
26,167	2.75%, 06/25/2057(1)(3)	25,292
8,882	2.75%, 07/25/2057(1)(3)	8,804
		34,096
	Total Asset & Commercial Mortgage-Backed Securities (cost $5,313,001)	$5,366,012
CORPORATE BONDS - 42.2%
	Aerospace/Defense - 0.4%
385,000	Boeing Co. 6.53%, 05/01/2034(1)	$405,924
	Auto Manufacturers - 3.8%
	Ford Motor Credit Co. LLC
486,000	6.05%, 03/05/2031	488,991
383,000	6.80%, 11/07/2028	397,974
	General Motors Financial Co., Inc.
356,000	1.50%, 06/10/2026	337,299
225,000	5.60%, 06/18/2031	226,717
150,000	5.75%, 02/08/2031	152,731
332,000	5.95%, 04/04/2034	338,555
	Hyundai Capital America
740,000	1.50%, 06/15/2026(1)	701,399
212,000	4.75%, 09/26/2031(1)	205,550
534,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	532,975
		3,382,191
	Auto Parts & Equipment - 0.7%
	Magna International, Inc.
36,000	4.15%, 10/01/2025	35,807
614,000	5.98%, 03/21/2026	612,586
		648,393
	Beverages - 0.9%
811,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	806,321
	Commercial Banks - 14.3%
	AIB Group PLC
331,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(4)	338,327
320,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	336,408
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Commercial Banks - 14.3% - (continued)
	Bank of America Corp.
$ 554,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	$480,420
480,000	3.25%, 10/21/2027	463,036
316,000	3.50%, 04/19/2026	311,168
372,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	333,401
297,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	297,766
506,000	Barclays PLC 6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	519,703
828,000	Citibank NA 5.80%, 09/29/2028	859,938
	Citigroup, Inc.
435,000	3.20%, 10/21/2026	422,910
290,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(4)	280,670
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	232,631
426,000	Deutsche Bank AG 5.41%, 05/10/2029	432,385
518,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	571,398
856,000	JP Morgan Chase & Co. 5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	878,058
	Lloyds Banking Group PLC
750,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	713,369
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	277,900
510,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	479,393
	Morgan Stanley
442,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	438,578
269,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	271,163
170,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 6 mo. USD SOFR + 2.62% thereafter)(4)	166,740
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	394,617
	NatWest Group PLC
591,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	565,529
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	288,728
	PNC Financial Services Group, Inc.
341,000	5.94%, 08/18/2034, (5.94% fixed rate until 08/18/2033; 6 mo. USD SOFR + 1.95% thereafter)(4)	357,379
183,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(4)	203,375
The accompanying notes are an integral part of these financial statements.

5

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Commercial Banks - 14.3% - (continued)
$ 352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	$333,209
	U.S. Bancorp
141,000	5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	143,258
267,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	276,084
	Wells Fargo & Co.
477,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	448,626
689,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	703,610
		12,819,777
	Diversified Financial Services - 1.3%
375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	329,718
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	163,465
525,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	533,172
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	103,429
		1,129,784
	Electric - 2.4%
404,000	Duke Energy Corp. 2.45%, 06/01/2030	355,194
	Enel Finance International NV
712,000	2.13%, 07/12/2028(1)(5)	645,774
280,000	4.63%, 06/15/2027(1)	278,576
205,000	5.50%, 06/26/2034(1)	206,834
51,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	53,366
672,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	560,359
91,000	Virginia Electric & Power Co. 5.55%, 08/15/2054	91,810
		2,191,913
	Entertainment - 0.2%
213,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	169,983
	Environmental Control - 0.3%
309,000	Republic Services, Inc. 5.00%, 12/15/2033	308,492
	Healthcare - Products - 0.3%
246,000	Stryker Corp. 4.25%, 09/11/2029	241,031
	Healthcare - Services - 0.8%
240,000	Adventist Health System 5.76%, 12/01/2034	242,470
228,000	Cigna Group 4.38%, 10/15/2028	223,929
223,000	UnitedHealth Group, Inc. 5.15%, 07/15/2034	224,683
		691,082
	Insurance - 3.3%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,165
338,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	309,109
1,053,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,032,741
184,000	F&G Annuities & Life, Inc. 6.50%, 06/04/2029	186,429
790,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	764,945
	Metropolitan Life Global Funding I
150,000	2.40%, 01/11/2032(1)	127,066
175,000	5.15%, 03/28/2033(1)	175,817
385,000	Willis North America, Inc. 4.65%, 06/15/2027	383,635
		2,981,907
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Machinery-Diversified - 0.2%
$ 167,000	AGCO Corp. 5.80%, 03/21/2034	$169,855
	Media - 0.3%
296,000	Discovery Communications LLC 3.63%, 05/15/2030	262,059
	Mining - 1.1%
	Anglo American Capital PLC
773,000	2.25%, 03/17/2028(1)	707,330
279,000	5.75%, 04/05/2034(1)	285,213
		992,543
	Oil & Gas - 1.0%
187,000	Devon Energy Corp. 5.20%, 09/15/2034	180,029
307,000	Diamondback Energy, Inc. 5.40%, 04/18/2034	306,460
	Marathon Oil Corp.
248,000	5.30%, 04/01/2029	252,450
161,000	5.70%, 04/01/2034	167,065
		906,004
	Pharmaceuticals - 1.1%
190,000	AbbVie, Inc. 4.95%, 03/15/2031	191,953
25,000	Becton Dickinson & Co. 3.73%, 12/15/2024	24,949
	CVS Health Corp.
162,000	4.30%, 03/25/2028	157,926
644,000	5.40%, 06/01/2029	650,290
		1,025,118
	Pipelines - 2.4%
86,000	Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(1)	89,369
336,000	Enbridge, Inc. 5.30%, 04/05/2029	340,923
1,143,000	Energy Transfer LP 5.60%, 09/01/2034	1,151,465
157,000	South Bow USA Infrastructure Holdings LLC 6.18%, 10/01/2054(1)	155,382
415,000	Williams Cos., Inc. 5.80%, 11/15/2054	416,686
		2,153,825
	Real Estate Investment Trusts - 4.1%
	Alexandria Real Estate Equities, Inc.
236,000	2.00%, 05/18/2032	190,102
126,000	2.95%, 03/15/2034	105,437
274,000	American Tower Corp. 2.40%, 03/15/2025	271,399
	Boston Properties LP
120,000	2.45%, 10/01/2033	93,344
523,000	3.40%, 06/21/2029	480,837
147,000	5.75%, 01/15/2035	145,595
743,000	Crown Castle, Inc. 2.10%, 04/01/2031	619,327
554,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	547,135
284,000	Highwoods Realty LP 7.65%, 02/01/2034	318,502
131,000	Kilroy Realty LP 6.25%, 01/15/2036	132,075
193,000	Kimco Realty OP LLC 2.70%, 10/01/2030	172,360
314,000	Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 07/15/2034	318,600
	Prologis Targeted U.S. Logistics Fund LP
95,000	5.25%, 04/01/2029(1)	96,284
222,000	5.50%, 04/01/2034(1)	224,554
		3,715,551
	Retail - 0.2%
188,000	Genuine Parts Co. 2.75%, 02/01/2032	159,843
	Semiconductors - 1.1%
	Broadcom, Inc.
343,000	4.15%, 04/15/2032(1)	323,671
482,000	5.15%, 11/15/2031	486,177
179,000	Qorvo, Inc. 1.75%, 12/15/2024	178,113
		987,961
The accompanying notes are an integral part of these financial statements.

6

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Telecommunications - 2.0%
$ 573,000	AT&T, Inc. 1.65%, 02/01/2028	$520,499
	T-Mobile USA, Inc.
505,000	3.88%, 04/15/2030	479,609
418,000	5.05%, 07/15/2033	416,192
74,000	5.75%, 01/15/2034	77,091
312,000	Verizon Communications, Inc. 4.33%, 09/21/2028	308,074
		1,801,465
	Total Corporate Bonds (cost $37,760,022)	$37,951,022
MUNICIPAL BONDS - 6.2%
	Single Family Housing - 4.2%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$103,342
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
500,000	6.00%, 04/01/2054	511,042
1,090,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,127,327
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 01/01/2054	103,432
120,000	6.25%, 07/01/2054	123,982
405,000	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	418,574
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	103,320
100,000	6.25%, 09/01/2049	101,710
455,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	469,443
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	675,258
		3,737,430
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	162,455
105,000	5.34%, 11/01/2044	99,868
		262,323
	Tobacco - 1.2%
1,185,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,095,528
	Utilities - 0.5%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
251,192	5.10%, 04/01/2035	254,956
226,000	5.17%, 04/01/2041	229,265
		484,221
	Total Municipal Bonds (cost $5,528,323)	$5,579,502
U.S. GOVERNMENT AGENCIES - 16.5%
	Mortgage-Backed Agencies - 16.5%
	Federal Home Loan Mortgage Corp. - 7.0%
615,418	4.50%, 08/25/2033(3)	$606,378
525,037	4.50%, 09/01/2052	498,631
856,872	4.50%, 10/01/2052	814,378
868,914	5.00%, 08/01/2052	845,571
417,394	5.00%, 09/01/2052	406,383
854,539	5.00%, 11/01/2052	831,646
484,490	6.00%, 01/01/2053	487,641
330,865	6.00%, 03/01/2053	333,021
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 16.5% - (continued)
	Mortgage-Backed Agencies - 16.5% - (continued)
	Federal Home Loan Mortgage Corp. - 7.0% - (continued)
$ 825,000	6.00%, 11/01/2054	$831,147
630,756	6.50%, 02/01/2054	643,743
		6,298,539
	Federal National Mortgage Association - 6.2%
470,758	3.00%, 08/01/2052	405,875
548,646	4.50%, 08/01/2052	521,655
821,402	5.00%, 08/01/2052	799,904
439,644	5.00%, 10/01/2052	427,956
1,008,247	5.50%, 01/01/2053	999,227
827,957	5.50%, 10/01/2054	820,269
466,484	6.00%, 01/01/2053	469,800
682,477	6.00%, 02/01/2053	686,923
407,179	6.00%, 09/01/2054	409,832
		5,541,441
	Government National Mortgage Association - 3.3%
499,960	5.50%, 12/20/2052	498,239
946,512	5.50%, 05/20/2053	942,725
690,004	6.00%, 12/20/2052	698,201
844,259	6.00%, 01/20/2054	851,186
		2,990,351
	Total U.S. Government Agencies (cost $14,941,404)	$14,830,331
U.S. GOVERNMENT SECURITIES - 26.1%
	U.S. Treasury Securities - 26.1%
	U.S. Treasury Bonds - 15.7%
994,000	1.38%, 11/15/2040	$637,946
1,499,000	2.88%, 05/15/2052	1,107,269
949,000	3.00%, 08/15/2052	719,609
1,862,000	3.63%, 02/15/2053	1,598,047
3,545,000	3.88%, 02/15/2043	3,241,598
1,101,000	4.00%, 11/15/2052	1,011,716
466,500	4.13%, 08/15/2053	438,364
1,069,000	4.25%, 08/15/2054	1,028,745
2,250,000	4.38%, 08/15/2043	2,194,189
209,000	4.63%, 05/15/2054	213,866
1,718,000	4.75%, 11/15/2043	1,758,534
199,000	4.75%, 11/15/2053	207,520
		14,157,403
	U.S. Treasury Notes - 10.4%
2,213,000	3.50%, 09/30/2029	2,149,203
1,583,000	3.63%, 09/30/2031	1,526,358
607,000	3.88%, 10/15/2027	602,827
5,043,600	3.88%, 08/15/2034	4,879,683
57,300	4.00%, 02/15/2034	56,065
96,000	5.00%, 10/31/2025	96,616
		9,310,752
	Total U.S. Government Securities (cost $24,441,698)	$23,468,155
	Total Long-Term Investments (cost $87,984,448)	$87,195,022
SHORT-TERM INVESTMENTS - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Bills - 1.4%
362,000	4.40%, 02/27/2025(6)	$356,772
551,000	4.45%, 03/20/2025(6)	541,681
230,000	4.51%, 03/20/2025(6)	226,110
The accompanying notes are an integral part of these financial statements.

7

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	U.S. Treasury Securities - 1.4% - (continued)
	U.S. Treasury Bills - 1.4 - (continued)
$ 89,000	5.04%, 11/29/2024(6)		$88,645
	Total Short-Term Investments (cost $1,213,372)		$1,213,208
	Total Investments (cost $89,197,820)	98.4%	$88,408,230
	Other Assets and Liabilities	1.6%	1,449,991
	Net Assets	100.0%	$89,858,221
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$11,432,060, representing 12.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	23	12/31/2024	$4,736,742	$(30,872)
U.S. Treasury 5-Year Note Future	26	12/31/2024	2,788,094	(24,754)
U.S. Treasury 10-Year Note Future	176	12/19/2024	19,442,500	(632,642)
U.S. Treasury Ultra Bond Future	6	12/19/2024	753,750	(50,310)
Total				$(738,578)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(34)	12/19/2024	$(3,867,500)	$156,653
Total futures contracts				$(581,925)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$5,366,012	$—	$5,366,012	$—
Corporate Bonds	37,951,022	—	37,951,022	—
Municipal Bonds	5,579,502	—	5,579,502	—
U.S. Government Agencies	14,830,331	—	14,830,331	—
U.S. Government Securities	23,468,155	—	23,468,155	—
Short-Term Investments	1,213,208	—	1,213,208	—
Futures Contracts(2)	156,653	156,653	—	—
Total	$88,564,883	$156,653	$88,408,230	$—
Liabilities
Futures Contracts(2)	$(738,578)	$(738,578)	$—	$—
Total	$(738,578)	$(738,578)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

8

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Brazil - 3.7%
126,100	B3 SA - Brasil Bolsa Balcao	$231,656
27,500	Cia de Saneamento de Minas Gerais Copasa MG	109,650
65,897	Cia Energetica de Minas Gerais ADR	127,181
22,700	Energisa SA	169,438
4,900	Equatorial Energia SA	27,226
7,158	Inter & Co., Inc. Class A	46,956
58	MercadoLibre, Inc.*	118,156
22,165	NU Holdings Ltd. Class A*	334,470
22,000	Porto Seguro SA	145,185
9,700	PRIO SA	68,762
24,100	Rede D'Or Sao Luiz SA(1)	122,399
51,200	Santos Brasil Participacoes SA	111,861
38,600	TOTVS SA	199,247
21,900	Vale SA	235,104
30,600	WEG SA	286,420
		2,333,711
	China - 26.5%
122,000	Alibaba Group Holding Ltd.	1,492,341
78,000	Aluminum Corp. of China Ltd. Class H	49,698
45,500	ANE Cayman, Inc.*	48,929
4,600	Anker Innovations Technology Co. Ltd. Class A	51,848
15,600	ANTA Sports Products Ltd.	166,502
614	APT Medical, Inc. Class A	32,085
4,261	Atour Lifestyle Holdings Ltd. ADR	111,638
623,000	Bank of China Ltd. Class H	295,694
4,100	BeiGene Ltd.*	64,573
5,100	Beijing New Building Materials PLC Class A	22,360
956	Beijing Roborock Technology Co. Ltd. Class A	31,699
3,220	Bilibili, Inc. Class Z*	71,143
298,000	Bosideng International Holdings Ltd.	167,129
11,500	BYD Co. Ltd. Class H	415,364
69,500	China Hongqiao Group Ltd.	111,665
53,000	China Life Insurance Co. Ltd. Class H	112,346
49,500	China Merchants Bank Co. Ltd. Class H	242,229
84,000	China Merchants Port Holdings Co. Ltd.	138,139
140,000	China Overseas Property Holdings Ltd.	107,639
41,400	China Pacific Insurance Group Co. Ltd. Class H	143,776
986,000	China Tower Corp. Ltd. Class H(1)	133,042
21,700	Chongqing Baiya Sanitary Products Co. Ltd. Class A	79,148
312,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	169,208
90,000	CMOC Group Ltd. Class H	74,499
5,000	DPC Dash Ltd.*	40,809
5,100	Eastroc Beverage Group Co. Ltd. Class A	151,917
5,958	Full Truck Alliance Co. Ltd. ADR	53,324
22,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	161,745
31,000	Giant Biogene Holding Co. Ltd.(1)	210,253
9,300	Gree Electric Appliances, Inc. of Zhuhai Class A	56,899
136,000	Guangshen Railway Co. Ltd. Class H	37,769
28,000	Haitian International Holdings Ltd.	77,447
17,840	Hangcha Group Co. Ltd. Class A	44,215
21,000	Henan Pinggao Electric Co. Ltd. Class A	53,767
12,500	Hexing Electrical Co. Ltd. Class A	67,896
43,200	Huaneng Lancang River Hydropower, Inc. Class A	59,171
662,000	Industrial & Commercial Bank of China Ltd. Class H	397,105
9,500	Innovent Biologics, Inc.*(1)	41,298
58,000	Jiangsu Expressway Co. Ltd. Class H	58,417
34,700	Jiayou International Logistics Co. Ltd. Class A	96,880
8,649	Kanzhun Ltd. ADR	125,843
33,500	Kuaishou Technology*(1)	197,416
700	Kweichow Moutai Co. Ltd. Class A	150,346
9,400	Li Auto, Inc. Class A*	118,206
29,000	Li Ning Co. Ltd.	59,172
80,800	Meituan Class B*(1)	1,909,334
12,300	Midea Group Co. Ltd. Class A	123,299
69,000	Morimatsu International Holdings Co. Ltd.(2)	41,054
1,400	NAURA Technology Group Co. Ltd. Class A	77,067
26,600	NetEase, Inc.	427,962
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	China - 26.5% - (continued)
16,300	New China Life Insurance Co. Ltd. Class H	$55,009
5,400	Ningbo Deye Technology Co. Ltd. Class A	71,889
15,300	Ningbo Sanxing Medical Electric Co. Ltd. Class A	66,514
11,000	Nongfu Spring Co. Ltd. Class H(1)	40,984
2,151	PDD Holdings, Inc. ADR*	259,389
44,000	PICC Property & Casualty Co. Ltd. Class H	66,747
13,600	Pop Mart International Group Ltd.(1)	122,956
8,780	Proya Cosmetics Co. Ltd. Class A	118,387
19,700	Qingdao Sentury Tire Co. Ltd. Class A	76,255
23,700	Sailun Group Co. Ltd. Class A	48,264
15,200	Shanghai Chicmax Cosmetic Co. Ltd.(3)	66,969
4,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	157,357
16,200	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	156,185
34,100	Sinoma International Engineering Co. Class A	49,490
151,500	Sinopec Engineering Group Co. Ltd. Class H	105,197
99,000	Sinotrans Ltd. Class H	44,232
149,000	Sunac Services Holdings Ltd.(1)	36,934
3,000	Suzhou TFC Optical Communication Co. Ltd. Class A	53,510
72,900	Tencent Holdings Ltd.	3,801,158
8,733	Tencent Music Entertainment Group ADR	97,198
58,800	Tongcheng Travel Holdings Ltd.(2)	133,031
243,000	Topsports International Holdings Ltd.(1)	80,967
4,600	Trip.com Group Ltd.*	296,031
89,000	Want Want China Holdings Ltd.	55,410
32,600	Weilong Delicious Global Holdings Ltd.	31,031
25,200	WUS Printed Circuit Kunshan Co. Ltd. Class A	142,979
169,000	Xiaomi Corp. Class B*(1)	579,652
16,000	Yadea Group Holdings Ltd.(1)	27,636
20,600	Yealink Network Technology Corp. Ltd. Class A	112,810
49,500	Yutong Bus Co. Ltd. Class A	168,585
4,500	Zhejiang Dingli Machinery Co. Ltd. Class A	32,077
37,200	Zhejiang Weixing Industrial Development Co. Ltd. Class A	69,580
3,740	Zhongji Innolight Co. Ltd. Class A	73,900
54,000	Zijin Mining Group Co. Ltd. Class H	115,024
		16,584,642
	Greece - 1.8%
88,933	Eurobank Ergasias Services & Holdings SA Class A	184,022
15,819	Hellenic Telecommunications Organization SA	261,395
10,006	Jumbo SA	267,056
23,615	National Bank of Greece SA	185,017
12,488	OPAP SA	212,994
570	Piraeus Financial Holdings SA	2,148
		1,112,632
	Hong Kong - 1.5%
103,600	AIA Group Ltd.	817,644
295,000	Sino Biopharmaceutical Ltd.	134,009
		951,653
	Hungary - 1.0%
10,830	Magyar Telekom Telecommunications PLC	33,131
5,335	OTP Bank Nyrt	265,608
11,523	Richter Gedeon Nyrt	332,852
		631,591
	India - 17.1%
963	ABB India Ltd.	84,821
2,689	Ajanta Pharma Ltd.	97,928
3,124	Asian Paints Ltd.	108,803
33,885	Axis Bank Ltd.	465,483
1,528	Bajaj Auto Ltd.	178,461
1,935	Bajaj Finance Ltd.	158,052
22,200	Bharti Airtel Ltd.	424,919
2,270	Blue Star Ltd.	50,347
3,089	Britannia Industries Ltd.	210,015
The accompanying notes are an integral part of these financial statements.

9

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	India - 17.1% - (continued)
8,878	CMS Info Systems Ltd.	$56,553
1,755	Coforge Ltd.	158,233
1,983	Colgate-Palmolive India Ltd.	72,122
2,126	Computer Age Management Services Ltd.	112,010
2,514	Cummins India Ltd.	104,281
252	Dixon Technologies India Ltd.(2)	42,044
5,442	Eicher Motors Ltd.	315,841
16,442	Emami Ltd.	137,226
1,921	Endurance Technologies Ltd.(1)	54,092
2,749	Havells India Ltd.	53,499
18,204	HCL Technologies Ltd.	380,912
34,289	HDFC Bank Ltd.	704,800
1,867	Hero MotoCorp Ltd.	110,396
5,782	Hindustan Unilever Ltd.	173,598
81,279	ICICI Bank Ltd.	1,246,783
23,276	Indian Energy Exchange Ltd.(1)	49,026
9,702	Indian Hotels Co. Ltd.	77,808
12,283	IndusInd Bank Ltd.	153,667
2,093	InterGlobe Aviation Ltd.*(1)	100,547
4,374	JB Chemicals & Pharmaceuticals Ltd.	101,911
51,616	Karur Vysya Bank Ltd.	138,461
2,518	KEI Industries Ltd.	120,989
6,312	Mahanagar Gas Ltd.(2)	107,931
2,610	Mahindra & Mahindra Ltd.	84,283
13,138	Marico Ltd.	99,824
9,509	Max Healthcare Institute Ltd.	114,787
1,788	Nestle India Ltd.	48,085
26,308	Oil & Natural Gas Corp. Ltd.	82,968
1,513	Persistent Systems Ltd.	96,335
5,087	Pidilite Industries Ltd.	189,948
672	Polycab India Ltd.	51,540
103,380	Power Grid Corp. of India Ltd.	393,255
13,931	REC Ltd.	86,012
31,268	Reliance Industries Ltd.	494,409
31,268	Reliance Industries Ltd.*	495,331
3,541	Schaeffler India Ltd.	144,070
1,399	Shriram Finance Ltd.	51,941
1,486	Siemens Ltd.	122,932
9,716	Sona Blw Precision Forgings Ltd.(1)	79,032
11,650	Sun Pharmaceutical Industries Ltd.	255,662
8,901	Sun TV Network Ltd.	79,555
2,038	Supreme Industries Ltd.	103,832
1,925	Symphony Ltd.	35,551
11,970	Tata Consultancy Services Ltd.	563,034
3,689	Torrent Pharmaceuticals Ltd.	140,221
2,151	Trent Ltd.	181,766
1,638	UNO Minda Ltd.	19,079
6,655	Varun Beverages Ltd.	47,309
14,704	V-Guard Industries Ltd.	75,811
496	Voltamp Transformers Ltd.	68,372
1,010	Voltas Ltd.	19,770
53,126	Zomato Ltd.*	152,419
		10,728,692
	Indonesia - 1.9%
330,900	Bank Central Asia Tbk. PT	216,102
765,300	Bank Mandiri Persero Tbk. PT	324,884
641,100	Bank Negara Indonesia Persero Tbk. PT	213,830
533,200	Bank Rakyat Indonesia Persero Tbk. PT	162,548
68,500	Indofood CBP Sukses Makmur Tbk. PT	53,792
420,900	Mitra Keluarga Karyasehat Tbk. PT(2)	72,675
495,500	Perusahaan Gas Negara Tbk. PT	49,345
671,000	Telkom Indonesia Persero Tbk. PT	119,937
		1,213,113
	Malaysia - 2.1%
84,100	Bermaz Auto Bhd.	39,377
156,600	CIMB Group Holdings Bhd.	283,967
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Malaysia - 2.1% - (continued)
50,700	Hong Leong Bank Bhd.	$236,531
31,500	Malayan Banking Bhd.	75,437
41,100	Mega First Corp. Bhd.	38,550
143,600	Mr. DIY Group M Bhd.(1)	71,563
37,700	Petronas Gas Bhd.	148,768
182,600	Public Bank Bhd.	183,747
98,500	RHB Bank Bhd.	143,978
28,100	Telekom Malaysia Bhd.	41,602
62,600	Westports Holdings Bhd.	60,184
		1,323,704
	Mexico - 3.1%
262,400	America Movil SAB de CV Series B	207,591
30,100	Arca Continental SAB de CV	256,767
2,179	Coca-Cola Femsa SAB de CV ADR	181,663
30,700	Grupo Aeroportuario del Centro Norte SAB de CV	256,039
932	Grupo Aeroportuario del Sureste SAB de CV ADR	250,969
28,800	Grupo Financiero Banorte SAB de CV Class O	201,001
38,200	Grupo Financiero Inbursa SAB de CV Class O*	84,916
23,000	Grupo Mexico SAB de CV Class B	120,681
186,700	Kimberly-Clark de Mexico SAB de CV Class A	269,000
8,000	Qualitas Controladora SAB de CV	55,594
3,600	Regional SAB de CV	22,901
373	Southern Copper Corp.	40,862
		1,947,984
	Philippines - 0.6%
31,870	BDO Unibank, Inc.	83,410
14,750	International Container Terminal Services, Inc.	100,516
129,580	Metropolitan Bank & Trust Co.	168,900
		352,826
	Poland - 1.1%
7,844	Allegro.eu SA*(1)	69,024
3,011	Bank Polska Kasa Opieki SA	105,344
5,238	KGHM Polska Miedz SA	196,046
7,073	Powszechna Kasa Oszczednosci Bank Polski SA	98,274
1,806	Santander Bank Polska SA	202,521
		671,209
	Qatar - 0.1%
10,246	Qatar National Bank QPSC	48,766
	Romania - 0.3%
28,040	NEPI Rockcastle NV	220,073
	Saudi Arabia - 3.0%
12,816	Al Rajhi Bank	299,454
8,141	Arab National Bank	40,943
2,527	Dr. Sulaiman Al Habib Medical Services Group Co.	192,568
567	Elm Co.	154,021
14,207	Etihad Etisalat Co.	195,610
8,363	Mouwasat Medical Services Co.	208,908
14,573	Riyad Bank	99,610
3,954	Saudi Arabian Oil Co.(1)	28,402
25,592	Saudi Awwal Bank	230,362
35,623	Saudi National Bank	313,159
10,022	Saudi Telecom Co.	112,479
		1,875,516
	South Africa - 2.6%
45,843	AVI Ltd.	287,468
504	Capitec Bank Holdings Ltd.	91,048
38,861	FirstRand Ltd.	170,743
16,031	Gold Fields Ltd.	264,368
9,010	Gold Fields Ltd. ADR	148,485
111,751	Momentum Group Ltd.	182,491
18,637	Standard Bank Group Ltd.	256,585
35,374	Truworths International Ltd.	224,223
		1,625,411
The accompanying notes are an integral part of these financial statements.

10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	South Korea - 10.0%
1,183	Celltrion, Inc.	$155,545
2,401	Classys, Inc.	87,610
592	Cosmecca Korea Co. Ltd.*	33,758
2,785	Coway Co. Ltd.	127,238
2,530	DB Insurance Co. Ltd.	199,412
1,285	Doosan Bobcat, Inc.	34,599
5,706	Hana Financial Group, Inc.	246,182
889	HD Hyundai Electric Co. Ltd.	208,074
1,368	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	181,001
940	Hyundai Engineering & Construction Co. Ltd.	18,932
2,244	Hyundai Glovis Co. Ltd.	197,432
525	Hyundai Mobis Co. Ltd.	94,360
1,505	Hyundai Motor Co.	231,816
4,467	KB Financial Group, Inc.	290,662
4,460	Kia Corp.	294,935
6,044	Korean Air Lines Co. Ltd.	104,331
733	Krafton, Inc.*	175,238
1,928	KT Corp.	61,475
161	Samsung Biologics Co. Ltd.*(1)	116,442
59,996	Samsung Electronics Co. Ltd.	2,547,489
109	Samyang Foods Co. Ltd.	40,639
3,049	Shinhan Financial Group Co. Ltd.	113,576
3,941	SK Hynix, Inc.	515,931
3,207	SK Telecom Co. Ltd.	131,613
392	S-Oil Corp.	16,261
650	Soop Co. Ltd.	45,028
		6,269,579
	Taiwan - 18.6%
3,000	Accton Technology Corp.	50,411
26,197	Advantech Co. Ltd.	256,732
3,000	Asia Vital Components Co. Ltd.	57,470
3,000	Asustek Computer, Inc.	52,974
4,000	Bizlink Holding, Inc.	57,662
170,000	Cathay Financial Holding Co. Ltd.	359,030
22,000	Chunghwa Telecom Co. Ltd.	83,511
39,000	Delta Electronics, Inc.	481,684
22,000	E Ink Holdings, Inc.	205,903
63,800	Fubon Financial Holding Co. Ltd.	178,223
85,000	Hon Hai Precision Industry Co. Ltd.	544,827
17,340	Makalot Industrial Co. Ltd.	186,032
29,000	MediaTek, Inc.	1,128,917
8,000	Nien Made Enterprise Co. Ltd.	119,210
4,000	Novatek Microelectronics Corp.	61,805
22,000	Quanta Computer, Inc.	199,789
4,000	Realtek Semiconductor Corp.	58,690
231,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,244,040
32,000	Tripod Technology Corp.	188,882
2,000	Voltronic Power Technology Corp.	131,528
		11,647,320
	Thailand - 1.0%
13,300	Advanced Info Service PCL NVDR	108,261
26,200	Bangchak Corp. PCL NVDR	26,551
222,200	Bangkok Dusit Medical Services PCL NVDR	181,124
24,300	Bumrungrad Hospital PCL NVDR	196,116
4,900	Kasikornbank PCL NVDR	21,238
144,600	Krung Thai Bank PCL NVDR	87,826
		621,116
	United Arab Emirates - 1.7%
47,312	Abu Dhabi Commercial Bank PJSC	115,002
11,790	Abu Dhabi Islamic Bank PJSC	40,444
54,651	Dubai Islamic Bank PJSC	92,867
56,498	Emaar Development PJSC	142,515
140,697	Emaar Properties PJSC	332,655
34,376	Emirates Integrated Telecommunications Co. PJSC	69,912
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	United Arab Emirates - 1.7% - (continued)
25,146	Emirates NBD Bank PJSC		$130,076
34,822	First Abu Dhabi Bank PJSC		124,442
28,606	Salik Co. PJSC		37,362
			1,085,275
	Total Common Stocks (cost $50,315,278)		$61,244,813
PREFERRED STOCKS - 2.2%
	Brazil - 2.2%
106,110	Banco Bradesco SA (Preference Shares)(4)		$263,765
69,600	Itau Unibanco Holding SA (Preference Shares)(4)		421,628
108,300	Petroleo Brasileiro SA (Preference Shares)(4)		672,742
	Total Preferred Stocks (cost $1,358,697)		$1,358,135
	Total Long-Term Investments (cost $51,673,975)		$62,602,948
	Total Investments (cost $51,673,975)	99.9%	$62,602,948
	Other Assets and Liabilities	0.1%	84,116
	Net Assets	100.0%	$62,687,064
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$4,232,744, representing 6.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $396,735, representing 0.6% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$2,333,711	$2,333,711	$—	$—
China	16,584,642	1,278,758	15,305,884	—
Greece	1,112,632	212,994	899,638	—
Hong Kong	951,653	—	951,653	—
Hungary	631,591	365,983	265,608	—
India	10,728,692	47,309	10,681,383	—
Indonesia	1,213,113	342,569	870,544	—
Malaysia	1,323,704	208,952	1,114,752	—
Mexico	1,947,984	1,947,984	—	—
Philippines	352,826	100,516	252,310	—
Poland	671,209	—	671,209	—
Qatar	48,766	—	48,766	—
Romania	220,073	220,073	—	—
Saudi Arabia	1,875,516	192,568	1,682,948	—
South Africa	1,625,411	555,199	1,070,212	—
South Korea	6,269,579	—	6,269,579	—
Taiwan	11,647,320	—	11,647,320	—
Thailand	621,116	—	621,116	—
United Arab Emirates	1,085,275	240,432	844,843	—
Preferred Stocks	1,358,135	1,358,135	—	—
Total	$62,602,948	$9,405,183	$53,197,765	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

12

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.3%
	United States - 6.3%
	Federal Home Loan Mortgage Corp. - 0.8%
$ 39,437	4.50%, 09/01/2052	$37,454
51,481	5.00%, 09/01/2052	50,123
81,437	5.00%, 11/01/2052	79,255
69,287	5.50%, 10/01/2053	68,665
80,112	5.50%, 01/01/2054	79,368
50,944	5.50%, 06/01/2054	50,471
45,638	6.00%, 01/01/2053	45,935
134,843	6.00%, 10/01/2053	135,722
101,735	6.50%, 02/01/2054	103,829
		650,822
	Federal National Mortgage Association - 3.2%
18,216	4.50%, 06/01/2052	17,300
36,649	5.00%, 10/01/2052	35,675
98,075	5.00%, 04/01/2053	95,391
115,338	5.00%, 12/01/2053	112,116
93,926	5.50%, 01/01/2053	93,085
225,777	5.50%, 12/01/2053	223,691
284,663	5.50%, 01/01/2054	282,020
235,826	5.50%, 02/01/2054	233,636
118,388	6.00%, 02/01/2053	119,160
279,526	6.00%, 11/01/2053	281,462
179,255	6.00%, 12/01/2053	180,478
318,772	6.00%, 01/01/2054	320,849
270,337	6.00%, 02/01/2054	272,098
41,672	6.50%, 10/01/2053	42,543
33,413	6.50%, 12/01/2053	34,099
9,185	6.50%, 02/01/2054	9,372
134,061	6.50%, 04/01/2054	136,835
		2,489,810
	Government National Mortgage Association - 2.3%
123,281	5.00%, 09/20/2053	120,543
88,384	5.50%, 05/20/2053	88,030
98,652	5.50%, 06/20/2053	98,266
93,994	5.50%, 12/20/2053	93,576
470,130	5.50%, 01/20/2054	468,110
148,102	6.00%, 12/20/2052	149,862
211,236	6.00%, 12/20/2053	213,102
301,583	6.00%, 01/20/2054	304,057
39,458	6.00%, 05/20/2054	39,828
167,584	6.00%, 09/20/2054	168,959
20,017	6.50%, 01/20/2054	20,346
		1,764,679
	Total U.S. Government Agencies (cost $4,880,159)	$4,905,311
U.S. GOVERNMENT SECURITIES - 9.6%
	United States - 9.6%
	U.S. Treasury Inflation-Indexed Notes - 9.6%
7,362,231	2.13%, 04/15/2029(1)	$7,440,192
	Total U.S. Government Securities (cost $7,454,505)	$7,440,192
COMMON STOCKS - 46.0%
	Australia - 0.6%
1,752	ANZ Group Holdings Ltd.	$35,707
2,589	BlueScope Steel Ltd.	34,403
819	Commonwealth Bank of Australia	76,392
378	Macquarie Group Ltd.	57,209
1,555	National Australia Bank Ltd.	39,412
234	Rio Tinto Ltd.	18,373
699	Rio Tinto PLC	45,175
6,229	Santos Ltd.	27,712
952	Wesfarmers Ltd.	41,879
2,296	Westpac Banking Corp.	48,220
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	Australia - 0.6% - (continued)
1,283	Woodside Energy Group Ltd.	$20,192
905	Woolworths Group Ltd.	17,750
		462,424
	Belgium - 0.1%
598	Anheuser-Busch InBev SA	35,456
682	Groupe Bruxelles Lambert NV	49,278
		84,734
	Brazil - 0.3%
22	MercadoLibre, Inc.*	44,818
3,426	Petroleo Brasileiro SA ADR	46,080
1,320	Wheaton Precious Metals Corp.	87,172
934	Yara International ASA	28,087
		206,157
	Canada - 1.0%
404	Alimentation Couche-Tard, Inc.	21,068
251	Bank of Montreal	22,873
635	Bank of Nova Scotia	32,695
693	Canadian Imperial Bank of Commerce	43,356
233	Canadian National Railway Co.	25,160
1,454	Canadian Natural Resources Ltd.	49,447
488	Canadian Pacific Kansas City Ltd.	37,646
267	Canadian Tire Corp. Ltd. Class A	28,413
27	Constellation Software, Inc.	81,426
552	Enbridge, Inc.	22,297
478	Fortis, Inc.	20,677
990	Manulife Financial Corp.	28,918
282	Nutrien Ltd.	13,446
523	Onex Corp.	37,645
1,002	Open Text Corp.	30,052
898	Pembina Pipeline Corp.	37,569
719	Rogers Communications, Inc. Class B	26,114
322	Royal Bank of Canada	38,943
610	Shopify, Inc. Class A*	47,719
68	South Bow Corp.*	1,698
361	Sun Life Financial, Inc.	20,016
808	Suncor Energy, Inc.	30,501
340	TC Energy Corp.	15,814
617	Toronto-Dominion Bank	34,108
		747,601
	China - 1.1%
5,700	Alibaba Group Holding Ltd.	69,724
2,050	Baidu, Inc. Class A*	23,392
1,500	BYD Co. Ltd. Class H	54,178
93,000	CGN Power Co. Ltd. Class H(2)	33,428
40,000	China Construction Bank Corp. Class H	31,049
20,000	China Life Insurance Co. Ltd. Class H	42,395
7,000	China Mengniu Dairy Co. Ltd.	15,676
6,500	China Merchants Bank Co. Ltd. Class H	31,808
7,500	China Resources Land Ltd.	25,001
1,900	JD.com, Inc. Class A	38,530
6,000	Li Ning Co. Ltd.	12,242
2,800	Meituan Class B*(2)	66,165
1,900	NetEase, Inc.	30,569
160	NXP Semiconductors NV	37,520
293	PDD Holdings, Inc. ADR*	35,333
6,000	Ping An Insurance Group Co. of China Ltd. Class H	37,175
860	Prosus NV	36,245
3,400	Tencent Holdings Ltd.	177,283
2,500	Wuxi Biologics Cayman, Inc.*(2)	5,311
671	Yum China Holdings, Inc.	29,598
		832,622
The accompanying notes are an integral part of these financial statements.

13

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	Denmark - 0.3%
262	DSV AS	$57,353
1,302	Novo Nordisk AS Class B	146,039
		203,392
	Finland - 0.0%
1,161	UPM-Kymmene OYJ	34,164
	France - 0.9%
262	Air Liquide SA	46,977
320	Airbus SE	48,813
921	AXA SA	34,581
805	BNP Paribas SA	54,977
156	Capgemini SE	27,063
511	Eiffage SA	47,561
176	EssilorLuxottica SA	41,282
15	Hermes International SCA	34,091
55	Kering SA	13,737
408	Legrand SA	46,050
117	L'Oreal SA	43,895
80	LVMH Moet Hennessy Louis Vuitton SE	53,258
140	Pernod Ricard SA	17,468
319	Safran SA	72,211
948	TotalEnergies SE	59,492
288	Vinci SA	32,262
		673,718
	Germany - 0.6%
147	adidas AG	35,205
143	Allianz SE	45,017
810	BASF SE	39,376
568	Bayer AG	15,306
876	Deutsche Post AG	35,189
1,792	Deutsche Telekom AG	54,178
1,092	Infineon Technologies AG	34,534
598	Mercedes-Benz Group AG	36,329
807	RWE AG	26,155
464	SAP SE	108,337
380	Siemens AG	73,929
		503,555
	Greece - 0.0%
1,558	OPAP SA	26,573
	Hong Kong - 0.2%
5,000	AIA Group Ltd.	39,462
4,000	CK Asset Holdings Ltd.	16,352
2,100	Hang Seng Bank Ltd.	25,687
700	Hong Kong Exchanges & Clearing Ltd.	28,028
4,500	MTR Corp. Ltd.	16,373
2,330	Prudential PLC	19,397
1,000	Sun Hung Kai Properties Ltd.	10,828
		156,127
	India - 0.6%
780	Axis Bank Ltd. GDR(3)	53,820
465	Dr. Reddy's Laboratories Ltd. ADR	34,363
3,478	GAIL India Ltd. GDR(3)	49,387
2,939	ICICI Bank Ltd. ADR	89,375
1,825	Infosys Ltd. ADR	38,161
891	Larsen & Toubro Ltd. GDR(3)	38,224
1,939	Mahindra & Mahindra Ltd. GDR(3)	63,599
706	Reliance Industries Ltd. GDR(2)	44,196
3,237	Wipro Ltd. ADR	20,976
		432,101
	Indonesia - 0.1%
51,400	Bank Central Asia Tbk. PT	33,568
62,300	Indofood Sukses Makmur Tbk. PT	30,168
		63,736
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	Ireland - 0.1%
216	Accenture PLC Class A	$74,481
	Italy - 0.2%
4,825	Enel SpA	36,593
1,713	Eni SpA	26,095
2,203	FinecoBank Banca Fineco SpA	35,169
12,683	Intesa Sanpaolo SpA	54,283
		152,140
	Japan - 1.7%
2,100	Astellas Pharma, Inc.	24,587
1,100	Daiichi Sankyo Co. Ltd.	35,803
100	Daikin Industries Ltd.	12,006
800	FANUC Corp.	21,225
1,300	Hankyu Hanshin Holdings, Inc.	35,347
2,900	Hitachi Ltd.	72,862
3,700	Honda Motor Co. Ltd.	37,211
200	Hoya Corp.	26,759
900	ITOCHU Corp.	44,521
800	Kao Corp.	35,260
800	KDDI Corp.	24,943
100	Keyence Corp.	45,141
2,300	Kirin Holdings Co. Ltd.	33,862
2,500	Mitsubishi Corp.	45,735
5,400	Mitsubishi HC Capital, Inc.	36,160
6,100	Mitsubishi UFJ Financial Group, Inc.	64,295
2,200	Mitsui & Co. Ltd.	44,853
1,500	Murata Manufacturing Co. Ltd.	26,207
1,000	NIDEC Corp.	19,921
700	Nintendo Co. Ltd.	36,976
25,400	Nippon Telegraph & Telephone Corp.	24,507
34	Nomura Real Estate Master Fund, Inc. REIT	32,096
1,500	ORIX Corp.	31,605
800	Otsuka Holdings Co. Ltd.	48,329
700	Recruit Holdings Co. Ltd.	42,744
2,400	Seven & i Holdings Co. Ltd.	34,560
100	Shimano, Inc.	14,691
1,100	Shin-Etsu Chemical Co. Ltd.	40,308
700	SoftBank Group Corp.	41,733
2,800	Sony Group Corp.	49,273
3,000	Sumitomo Mitsui Financial Group, Inc.	63,644
1,300	Takeda Pharmaceutical Co. Ltd.	36,271
1,400	Tokio Marine Holdings, Inc.	50,423
200	Tokyo Electron Ltd.	29,431
4,300	Toyota Motor Corp.	74,091
		1,337,380
	Malaysia - 0.1%
4,900	Hong Leong Bank Bhd.	22,860
700	Nestle Malaysia Bhd.	15,949
19,400	Public Bank Bhd.	19,522
11,200	RHB Bank Bhd.	16,371
		74,702
	Mexico - 0.1%
23,516	America Movil SAB de CV Series B	18,604
6,428	Grupo Mexico SAB de CV Class B	33,728
7,396	Wal-Mart de Mexico SAB de CV	20,422
		72,754
	Netherlands - 0.2%
146	ASML Holding NV	98,277
2,522	ING Groep NV	42,799
		141,076
	Norway - 0.0%
749	Equinor ASA	17,798
	Philippines - 0.0%
2,160	SM Investments Corp.	34,829
The accompanying notes are an integral part of these financial statements.

14

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	Singapore - 0.1%
1,110	DBS Group Holdings Ltd.	$32,184
8,200	Keppel Ltd.	39,479
675	STMicroelectronics NV	18,348
		90,011
	South Africa - 0.1%
1,458	Anglo American PLC	45,199
7,807	FirstRand Ltd.	34,301
3,601	Remgro Ltd.	31,365
		110,865
	South Korea - 0.4%
863	KB Financial Group, Inc. ADR	56,302
238	POSCO Holdings, Inc. ADR	14,306
155	Samsung Electronics Co. Ltd. GDR(3)	164,145
1,148	Shinhan Financial Group Co. Ltd. ADR	43,418
		278,171
	Spain - 0.2%
4,425	Banco Bilbao Vizcaya Argentaria SA	44,049
11,088	Banco Santander SA	54,169
2,780	Iberdrola SA	41,296
		139,514
	Sweden - 0.2%
3,528	Atlas Copco AB Class A	58,224
3,314	Investor AB Class B	93,800
		152,024
	Switzerland - 0.7%
1,296	ABB Ltd.	72,020
293	Baloise Holding AG	56,074
248	Cie Financiere Richemont SA Class A	36,109
78	Geberit AG	48,866
5	Givaudan SA	23,737
50	Lonza Group AG	30,766
721	Novartis AG	78,233
19	Partners Group Holding AG	26,141
139	Sika AG	38,714
262	TE Connectivity PLC	38,624
1,790	UBS Group AG	54,753
44	Zurich Insurance Group AG	25,943
		529,980
	Taiwan - 0.7%
1,542	Chunghwa Telecom Co. Ltd. ADR	58,118
6,624	Hon Hai Precision Industry Co. Ltd. GDR(3)	84,787
1,945	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	370,600
4,529	United Microelectronics Corp. ADR	30,979
		544,484
	Thailand - 0.0%
15,900	Airports of Thailand PCL NVDR	28,833
	United Kingdom - 0.8%
555	AstraZeneca PLC	78,973
2,028	BAE Systems PLC	32,686
16,012	Barclays PLC	49,085
4,000	CK Hutchison Holdings Ltd.	21,037
1,208	Compass Group PLC	39,231
1,960	Diageo PLC	60,528
7,798	HSBC Holdings PLC	71,570
56,365	Lloyds Banking Group PLC	38,689
191	London Stock Exchange Group PLC	25,887
2,050	National Grid PLC	25,740
328	Reckitt Benckiser Group PLC	19,898
908	RELX PLC	41,641
996	Severn Trent PLC	32,950
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	United Kingdom - 0.8% - (continued)
983	Unilever PLC	$59,965
15,460	Vodafone Group PLC	14,376
		612,256
	United States - 34.6%
260	3M Co.	33,402
616	Abbott Laboratories	69,836
947	AbbVie, Inc.	193,065
317	Adobe, Inc.*	151,551
957	Advanced Micro Devices, Inc.*	137,875
692	Aflac, Inc.	72,515
213	Agilent Technologies, Inc.	27,756
97	Air Products & Chemicals, Inc.	30,121
224	Airbnb, Inc. Class A*	30,193
536	Alcon AG	49,233
4,811	Alphabet, Inc. Class A	823,210
1,758	Alphabet, Inc. Class C	303,589
4,994	Amazon.com, Inc.*	930,882
1,720	Amcor PLC	19,144
159	American Electric Power Co., Inc.	15,701
666	American Express Co.	179,873
555	American International Group, Inc.	42,113
388	American Tower Corp. REIT	82,854
147	American Water Works Co., Inc.	20,302
71	Ameriprise Financial, Inc.	36,231
227	AMETEK, Inc.	41,618
202	Amgen, Inc.	64,672
1,404	Amphenol Corp. Class A	94,096
175	Analog Devices, Inc.	39,044
106	ANSYS, Inc.*	33,963
73	Aon PLC Class A	26,782
7,126	Apple, Inc.	1,609,835
324	Applied Materials, Inc.	58,832
363	Aptiv PLC*	20,629
397	Archer-Daniels-Midland Co.	21,918
372	Arista Networks, Inc.*	143,756
143	Arthur J Gallagher & Co.	40,212
2,390	AT&T, Inc.	53,871
301	Atmos Energy Corp.	41,773
118	Autodesk, Inc.*	33,488
186	Automatic Data Processing, Inc.	53,799
12	AutoZone, Inc.*	36,108
1,477	Ball Corp.	87,512
2,288	Bank of America Corp.	95,684
141	Becton Dickinson & Co.	32,936
413	Berkshire Hathaway, Inc. Class B*	186,230
51	Biogen, Inc.*	8,874
86	Bio-Rad Laboratories, Inc. Class A*	30,804
132	Blackrock, Inc.	129,496
309	Blackstone, Inc.	51,835
442	Block, Inc.*	31,965
255	Boeing Co.*	38,074
36	Booking Holdings, Inc.	168,345
1,358	Boston Scientific Corp.*	114,099
6,770	BP PLC	33,111
1,993	Bristol-Myers Squibb Co.	111,150
1,809	Broadcom, Inc.	307,114
402	Cadence Design Systems, Inc.*	111,000
254	Capital One Financial Corp.	41,349
1,458	Carrier Global Corp.	106,026
291	Caterpillar, Inc.	109,474
275	CBRE Group, Inc. Class A*	36,017
461	Centene Corp.*	28,702
856	CenterPoint Energy, Inc.	25,278
536	Charles Schwab Corp.	37,965
55	Charter Communications, Inc. Class A*	18,019
135	Cheniere Energy, Inc.	25,836
599	Chevron Corp.	89,143
The accompanying notes are an integral part of these financial statements.

15

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	United States - 34.6% - (continued)
691	Chipotle Mexican Grill, Inc.*	$38,537
412	Chubb Ltd.	116,365
240	Cigna Group	75,554
397	Cintas Corp.	81,707
1,455	Cisco Systems, Inc.	79,690
706	Citigroup, Inc.	45,304
142	CME Group, Inc.	32,001
2,576	Coca-Cola Co.	168,239
470	Cognizant Technology Solutions Corp. Class A	35,057
929	Colgate-Palmolive Co.	87,057
1,569	Comcast Corp. Class A	68,518
1,405	ConocoPhillips	153,904
253	Consolidated Edison, Inc.	25,725
135	Constellation Energy Corp.	35,500
1,078	Copart, Inc.*	55,485
524	Corteva, Inc.	31,922
319	CoStar Group, Inc.*	23,220
215	Costco Wholesale Corp.	187,949
3,099	Coterra Energy, Inc.	74,128
170	Crowdstrike Holdings, Inc. Class A*	50,468
301	Crown Castle, Inc. REIT	32,354
279	CSL Ltd.	52,384
976	CSX Corp.	32,833
508	CVS Health Corp.	28,682
397	Danaher Corp.	97,527
251	Darden Restaurants, Inc.	40,165
172	Deere & Co.	69,607
435	Devon Energy Corp.	16,826
264	Dexcom, Inc.*	18,607
199	Discover Financial Services	29,538
139	Dollar Tree, Inc.*	8,985
338	Dominion Energy, Inc.	20,121
562	Dow, Inc.	27,752
301	DR Horton, Inc.	50,869
169	Duke Energy Corp.	19,481
330	DuPont de Nemours, Inc.	27,387
172	Eaton Corp. PLC	57,032
1,009	eBay, Inc.	58,028
356	Ecolab, Inc.	87,480
324	Edwards Lifesciences Corp.*	21,711
178	Electronic Arts, Inc.	26,851
86	Elevance Health, Inc.	34,895
443	Eli Lilly & Co.	367,575
530	Emerson Electric Co.	57,383
500	EOG Resources, Inc.	60,980
109	Equinix, Inc. REIT	98,981
130	Essex Property Trust, Inc. REIT	36,902
173	Estee Lauder Cos., Inc. Class A	11,927
313	Evergy, Inc.	18,918
476	Exelon Corp.	18,707
718	Experian PLC	35,043
240	Extra Space Storage, Inc. REIT	39,192
1,501	Exxon Mobil Corp.	175,287
36	Fair Isaac Corp.*	71,752
126	FedEx Corp.	34,505
454	Fidelity National Information Services, Inc.	40,737
189	First Solar, Inc.*	36,757
276	Fiserv, Inc.*	54,620
2,448	Ford Motor Co.	25,190
731	Fortinet, Inc.*	57,500
1,235	Freeport-McMoRan, Inc.	55,600
86	Gartner, Inc.*	43,215
172	GE HealthCare Technologies, Inc.	15,024
595	GE Vernova, Inc.*	179,488
109	General Dynamics Corp.	31,785
1,074	General Electric Co.	184,492
419	General Mills, Inc.	28,500
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	United States - 34.6% - (continued)
1,083	General Motors Co.	$54,973
462	Gilead Sciences, Inc.	41,035
171	Global Payments, Inc.	17,734
114	Goldman Sachs Group, Inc.	59,028
1,871	GSK PLC	33,788
618	Halliburton Co.	17,143
251	HCA Healthcare, Inc.	90,044
140	Hershey Co.	24,861
194	Hilton Worldwide Holdings, Inc.	45,561
510	Home Depot, Inc.	200,812
232	Honeywell International, Inc.	47,718
734	Howmet Aerospace, Inc.	73,194
756	HP, Inc.	26,853
63	Humana, Inc.	16,243
62	IDEXX Laboratories, Inc.*	25,229
121	Illinois Tool Works, Inc.	31,597
104	Illumina, Inc.*	14,991
1,636	Intel Corp.	35,207
447	Intercontinental Exchange, Inc.	69,674
647	International Business Machines Corp.	133,748
499	International Flavors & Fragrances, Inc.	49,616
946	Interpublic Group of Cos., Inc.	27,812
171	Intuit, Inc.	104,361
268	Intuitive Surgical, Inc.*	135,029
1,154	Invitation Homes, Inc. REIT	36,247
270	IQVIA Holdings, Inc.*	55,571
739	Johnson & Johnson	118,137
419	Johnson Controls International PLC	31,655
2,039	JP Morgan Chase & Co.	452,495
201	Keysight Technologies, Inc.*	29,951
175	Kimberly-Clark Corp.	23,482
978	Kinder Morgan, Inc.	23,971
598	KKR & Co., Inc.	82,668
58	KLA Corp.	38,641
110	L3Harris Technologies, Inc.	27,222
1,010	Lam Research Corp.	75,093
184	Leidos Holdings, Inc.	33,701
267	Lennar Corp. Class A	45,470
427	Liberty Media Corp.-Liberty Formula One Class C*	34,092
190	Linde PLC	86,668
284	Live Nation Entertainment, Inc.*	33,268
238	Lowe's Cos., Inc.	62,316
58	Lululemon Athletica, Inc.*	17,278
286	LyondellBasell Industries NV Class A	24,839
225	Marathon Petroleum Corp.	32,731
145	Marriott International, Inc. Class A	37,703
455	Marsh & McLennan Cos., Inc.	99,299
69	Martin Marietta Materials, Inc.	40,871
426	Marvell Technology, Inc.	34,127
416	Mastercard, Inc. Class A	207,829
228	McDonald's Corp.	66,601
84	McKesson Corp.	42,050
428	Medtronic PLC	38,199
1,373	Merck & Co., Inc.	140,485
1,230	Meta Platforms, Inc. Class A	698,123
291	MetLife, Inc.	22,820
288	Microchip Technology, Inc.	21,131
364	Micron Technology, Inc.	36,273
3,700	Microsoft Corp.	1,503,495
179	Moderna, Inc.*	9,730
1,228	Mondelez International, Inc. Class A	84,093
544	Monster Beverage Corp.*	28,658
229	Moody's Corp.	103,975
1,070	Morgan Stanley	124,387
284	Motorola Solutions, Inc.	127,615
87	MSCI, Inc.	49,694
885	Nestle SA	83,626
The accompanying notes are an integral part of these financial statements.

16

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	United States - 34.6% - (continued)
352	Netflix, Inc.*	$266,123
1,537	News Corp. Class A	41,883
1,716	NextEra Energy, Inc.	135,993
426	NIKE, Inc. Class B	32,857
132	Norfolk Southern Corp.	33,057
64	Northrop Grumman Corp.	32,577
166	Nucor Corp.	23,545
12,992	NVIDIA Corp.	1,724,818
6	NVR, Inc.*	54,917
366	Occidental Petroleum Corp.	18,340
421	ONEOK, Inc.	40,786
987	Oracle Corp.	165,658
85	O'Reilly Automotive, Inc.*	98,017
321	Otis Worldwide Corp.	31,522
357	Owens Corning	63,114
328	PACCAR, Inc.	34,204
969	Palantir Technologies, Inc. Class A*	40,272
154	Palo Alto Networks, Inc.*	55,491
266	Parker-Hannifin Corp.	168,663
192	Paychex, Inc.	26,751
348	PayPal Holdings, Inc.*	27,596
536	PepsiCo, Inc.	89,019
1,896	Pfizer, Inc.	53,657
216	Phillips 66	26,313
217	PNC Financial Services Group, Inc.	40,855
176	PPG Industries, Inc.	21,914
1,716	Procter & Gamble Co.	283,449
250	Progressive Corp.	60,708
353	Prologis, Inc. REIT	39,868
202	Prudential Financial, Inc.	24,741
348	Public Service Enterprise Group, Inc.	31,115
107	Public Storage REIT	35,209
378	QUALCOMM, Inc.	61,527
39	Regeneron Pharmaceuticals, Inc.*	32,690
119	ResMed, Inc.	28,854
238	Roche Holding AG	73,757
69	Roper Technologies, Inc.	37,103
248	Ross Stores, Inc.	34,651
346	RTX Corp.	41,863
249	S&P Global, Inc.	119,610
573	Salesforce, Inc.	166,955
386	Sanofi SA	40,792
96	SBA Communications Corp. REIT	22,029
1,034	Schlumberger NV	41,432
288	Schneider Electric SE	74,606
782	SEI Investments Co.	58,462
322	Sempra	26,845
155	ServiceNow, Inc.*	144,613
2,468	Shell PLC	82,400
276	Sherwin-Williams Co.	99,021
412	Simon Property Group, Inc. REIT	69,677
205	Snowflake, Inc. Class A*	23,538
52	Solventum Corp.*	3,774
371	Southern Co.	33,772
492	Starbucks Corp.	48,068
192	Steel Dynamics, Inc.	25,056
1,855	Stellantis NV	25,418
291	Stryker Corp.	103,677
72	Synopsys, Inc.*	36,980
504	Sysco Corp.	37,775
249	T. Rowe Price Group, Inc.	27,355
447	Targa Resources Corp.	74,631
216	Target Corp.	32,409
85	Teledyne Technologies, Inc.*	38,702
1,027	Tesla, Inc.*	256,596
546	Texas Instruments, Inc.	110,925
179	Texas Roadhouse, Inc.	34,210
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.0% - (continued)
	United States - 34.6% - (continued)
278	Thermo Fisher Scientific, Inc.	$151,877
1,227	TJX Cos., Inc.	138,688
498	T-Mobile U.S., Inc.	111,134
87	Tractor Supply Co.	23,099
276	Trade Desk, Inc. Class A*	33,178
119	Trane Technologies PLC	44,049
31	TransDigm Group, Inc.	40,371
644	Trimble, Inc.*	38,962
2,203	U.S. Bancorp	106,427
1,670	Uber Technologies, Inc.*	120,323
456	Union Pacific Corp.	105,824
277	United Parcel Service, Inc. Class B	37,135
609	UnitedHealth Group, Inc.	343,780
183	Valero Energy Corp.	23,746
118	Veeva Systems, Inc. Class A*	24,642
706	Ventas, Inc. REIT	46,236
132	VeriSign, Inc.*	23,343
1,461	Verizon Communications, Inc.	61,552
172	Vertex Pharmaceuticals, Inc.*	81,869
1,102	Visa, Inc. Class A	319,415
157	Vulcan Materials Co.	43,007
2,862	Walmart, Inc.	234,541
769	Walt Disney Co.	73,978
2,055	Warner Bros Discovery, Inc.*	16,707
182	Waste Connections, Inc.	32,169
158	Waste Management, Inc.	34,104
259	WEC Energy Group, Inc.	24,742
1,227	Wells Fargo & Co.	79,657
609	Williams Cos., Inc.	31,893
136	Workday, Inc. Class A*	31,804
307	Xcel Energy, Inc.	20,511
178	Yum! Brands, Inc.	23,346
135	Zebra Technologies Corp. Class A*	51,566
215	Zoetis, Inc.	38,438
		26,772,834
	Total Common Stocks (cost $28,609,122)	$35,591,036
EXCHANGE-TRADED FUNDS - 24.7%
	Other Investment Pools & Funds - 24.7%
47,651	iShares iBoxx $ High Yield Corporate Bond ETF(4)	$3,771,100
50,986	iShares iBoxx $ Investment Grade Corporate Bond ETF(4)	5,556,964
43,978	iShares J.P. Morgan EM Local Currency Bond ETF	1,624,987
40,811	SPDR Bloomberg High Yield Bond ETF	3,930,099
34,182	SPDR Gold MiniShares Trust*	1,859,159
13,799	SPDR S&P Homebuilders ETF(4)	1,575,984
19,335	VanEck Gold Miners ETF	779,974
	Total Exchange-Traded Funds (cost $17,883,468)	$19,098,267
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
33,114	Itausa SA (Preference Shares)(5)	$60,776
	Total Preferred Stocks (cost $56,368)	$60,776
	Total Long-Term Investments (cost $58,883,622)	$67,095,582
SHORT-TERM INVESTMENTS - 24.7%
	Securities Lending Collateral - 13.5%
1,655,169	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(6)	$1,655,169
The accompanying notes are an integral part of these financial statements.

17

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 24.7% - (continued)
	Securities Lending Collateral - 13.5% - (continued)
5,517,230	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(6)		$5,517,230
1,655,169	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(6)		1,655,169
1,655,169	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(6)		1,655,169
			10,482,737
	U.S. Treasury Securities - 11.2%
	U.S. Treasury Bills - 11.2%
$ 800,000	4.43%, 01/23/2025(7)		791,818
800,000	4.46%, 01/23/2025(7)		791,819
1,600,000	4.48%, 04/17/2025(7)		1,567,899
1,705,000	4.56%, 12/12/2024(7)		1,696,097
1,000,000	4.57%, 01/09/2025(7)		991,442
1,740,000	4.85%, 01/30/2025(7)		1,720,690
1,096,000	5.01%, 12/12/2024(7)		1,089,721
			8,649,486
	Total Short-Term Investments (cost $19,130,589)		$19,132,223
	Total Investments (cost $78,014,211)	111.4%	$86,227,805
	Other Assets and Liabilities	(11.4)%	(8,838,182)
	Net Assets	100.0%	$77,389,623
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund invested 4.7% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$149,100, representing 0.2% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $453,962, representing 0.6% of net assets.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Dow Jones Industrial Average Index Future	12	12/20/2024	$2,516,820	$(76,864)
E-Mini Financial Select Sector Future	11	12/20/2024	1,586,310	(18,223)
Euro-BTP Italian Bond Future	37	12/06/2024	4,811,498	(86,427)
French Government Bond Future	14	12/06/2024	1,898,385	(23,480)
FTSE China A50 Index Future	117	11/28/2024	1,546,623	(21,700)
S&P 500 (E-Mini) Future	26	12/20/2024	7,460,050	(135,810)
U.S. Treasury 2-Year Note Future	31	12/31/2024	6,384,305	(29,104)
U.S. Treasury 10-Year Ultra Future	35	12/19/2024	3,981,250	(113,640)
Total				$(505,248)
Short position contracts:
Euro STOXX 50 Future	(55)	12/20/2024	$(2,892,001)	$16,527
Euro-BUND Future	(21)	12/06/2024	(3,010,674)	45,336
FTSE 100 Index Future	(11)	12/20/2024	(1,152,730)	(3,670)
Total				$58,193
Total futures contracts				$(447,055)

The accompanying notes are an integral part of these financial statements.

18

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S42	USD	2,276,577	(1.00%)	06/20/2029	Quarterly	$—	$(48,762)	$(51,832)	$(3,070)
Total centrally cleared credit default swap contracts						$—	$(48,762)	$(51,832)	$(3,070)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
351,000	EUR	379,631	USD	HSBC	11/26/2024	$2,577
56,250,000	JPY	371,485	USD	MSC	11/26/2024	(34)
115,000	NZD	69,287	USD	BCLY	11/26/2024	(540)
457,973	USD	688,000	AUD	HSBC	11/26/2024	5,074
764,973	USD	1,056,000	CAD	GSC	11/26/2024	5,919
720,815	USD	622,000	CHF	UBS	11/26/2024	(1,511)
123,584	USD	852,000	DKK	UBS	11/26/2024	(820)
2,350,816	USD	2,174,000	EUR	HSBC	11/26/2024	(16,478)
692,939	USD	533,990	GBP	HSBC	11/26/2024	4,412
341,015	USD	263,010	GBP	UBS	11/26/2024	1,889
990,688	USD	7,693,000	HKD	UBS	11/26/2024	555
1,662,372	USD	251,396,000	JPY	UBS	11/26/2024	2,261
51,558	USD	544,000	SEK	UBS	11/26/2024	434
Total foreign currency contracts						$3,738

Foreign Cross Currency Contracts Outstanding at October 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
AUD	2,630,501	BCLY	11/26/2024	EUR	2,681,726	$(51,225)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$4,905,311	$—	$4,905,311	$—
U.S. Government Securities	7,440,192	—	7,440,192	—
Common Stocks
Australia	462,424	—	462,424	—
Belgium	84,734	—	84,734	—
Brazil	206,157	206,157	—	—
Canada	747,601	747,601	—	—
China	832,622	138,696	693,926	—
Denmark	203,392	—	203,392	—
Finland	34,164	—	34,164	—
France	673,718	—	673,718	—
Germany	503,555	—	503,555	—
Greece	26,573	26,573	—	—
Hong Kong	156,127	—	156,127	—
India	432,101	432,101	—	—
Indonesia	63,736	63,736	—	—
Ireland	74,481	74,481	—	—
Italy	152,140	—	152,140	—
Japan	1,337,380	—	1,337,380	—
Malaysia	74,702	—	74,702	—
Mexico	72,754	72,754	—	—
Netherlands	141,076	—	141,076	—
Norway	17,798	—	17,798	—
Philippines	34,829	—	34,829	—
Singapore	90,011	—	90,011	—
South Africa	110,865	31,365	79,500	—
South Korea	278,171	278,171	—	—
Spain	139,514	—	139,514	—
Sweden	152,024	—	152,024	—
Switzerland	529,980	38,624	491,356	—
Taiwan	544,484	544,484	—	—
Thailand	28,833	—	28,833	—
United Kingdom	612,256	—	612,256	—
United States	26,772,834	26,188,676	584,158	—
Exchange-Traded Funds	19,098,267	19,098,267	—	—
Preferred Stocks	60,776	60,776	—	—
Short-Term Investments	19,132,223	10,482,737	8,649,486	—
Foreign Currency Contracts(2)	23,121	—	23,121	—
Futures Contracts(2)	61,863	61,863	—	—
Total	$86,312,789	$58,547,062	$27,765,727	$—
Liabilities
Foreign Currency Contracts(2)	$(70,608)	$—	$(70,608)	$—
Futures Contracts(2)	(508,918)	(508,918)	—	—
Swaps - Credit Default(2)	(3,070)	—	(3,070)	—
Total	$(582,596)	$(508,918)	$(73,678)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 7.7%
6,056,344	Banco BTG Pactual SA	$34,069,489
3,841,116	Centrais Eletricas Brasileiras SA	25,229,147
2,191,636	Embraer SA*	18,379,580
4,243,407	Equatorial Energia SA	23,577,338
12,902,997	Itau Unibanco Holding SA ADR	78,063,132
7,301,362	Lojas Renner SA	23,454,184
15,260	MercadoLibre, Inc.*	31,087,367
2,141,578	NU Holdings Ltd. Class A*	32,316,412
5,634,112	Petroleo Brasileiro SA ADR	75,778,806
4,896,432	PRIO SA	34,710,129
6,563,984	Raia Drogasil SA	27,637,110
2,856,649	Suzano SA	29,535,524
2,564,239	Vale SA ADR	27,437,357
3,890,747	WEG SA	36,417,914
		497,693,489
	Chile - 0.5%
1,406,323	Antofagasta PLC	31,412,432
	China - 25.8%
12,186,596	Alibaba Group Holding Ltd.	149,070,179
204,565	Alibaba Group Holding Ltd. ADR	20,043,279
12,065,600	China Pacific Insurance Group Co. Ltd. Class H	41,902,056
87,056,000	China Petroleum & Chemical Corp. Class H	49,037,799
2,397,249	Contemporary Amperex Technology Co. Ltd. Class A	83,201,179
6,859,937	Fuyao Glass Industry Group Co. Ltd. Class A	54,889,193
8,460,500	Innovent Biologics, Inc.*(1)	36,779,270
2,101,911	Kanzhun Ltd. ADR	30,582,805
180,913	Kweichow Moutai Co. Ltd. Class A	38,856,480
28,758,000	Lenovo Group Ltd.	37,921,334
8,137,000	Meituan Class B*(1)	192,280,326
5,354,045	Midea Group Co. Ltd. Class A	53,670,790
16,948,142	NARI Technology Co. Ltd. Class A	61,928,053
216,006	PDD Holdings, Inc. ADR*	26,048,164
30,402,000	PICC Property & Casualty Co. Ltd. Class H	46,118,912
6,717,059	Sany Heavy Industry Co. Ltd. Class A	17,243,418
11,819,208	Satellite Chemical Co. Ltd. Class A	31,412,857
5,553,300	Shenzhen Inovance Technology Co. Ltd. Class A	43,359,433
3,872,700	Shenzhou International Group Holdings Ltd.	29,905,029
2,866,934	Sieyuan Electric Co. Ltd. Class A	30,781,975
7,652,900	Tencent Holdings Ltd.	399,038,194
3,885,390	Tencent Music Entertainment Group ADR	43,244,391
1,635,482	Trip.com Group Ltd. ADR*	105,325,041
4,680,000	Tsingtao Brewery Co. Ltd. Class H	30,190,247
9,364,865	Zhejiang Weixing New Building Materials Co. Ltd. Class A	19,624,409
		1,672,454,813
	Greece - 0.4%
13,010,829	Eurobank Ergasias Services & Holdings SA Class A	26,922,268
27,995	Piraeus Financial Holdings SA	105,481
		27,027,749
	Hong Kong - 1.3%
10,442,000	AIA Group Ltd.	82,411,591
	Hungary - 0.5%
685,238	OTP Bank Nyrt	34,115,258
	India - 15.9%
11,952,962	Ashok Leyland Ltd.	29,525,862
7,428,828	Axis Bank Ltd.	102,050,926
4,799,135	Bharti Airtel Ltd.	91,857,714
385,317	Coforge Ltd.	34,740,766
2,004,467	HCL Technologies Ltd.	41,942,678
4,449,224	HDFC Bank Ltd.	91,452,505
6,955,427	ICICI Bank Ltd.	106,693,111
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 15.9% - (continued)
2,502,030	Mahindra & Mahindra Ltd.	$80,796,627
353,031	MakeMyTrip Ltd.*	35,829,116
2,114,973	PB Fintech Ltd.*	42,731,865
15,695,102	Power Grid Corp. of India Ltd.	59,703,833
3,169,184	Reliance Industries Ltd.	50,111,060
3,169,184	Reliance Industries Ltd.*	50,204,540
2,106,581	Sun Pharmaceutical Industries Ltd.	46,229,468
2,265,412	Tata Consultancy Services Ltd.	106,558,363
1,504,513	Tata Consumer Products Ltd.	17,899,502
4,376,707	Tata Motors Ltd.	43,290,185
		1,031,618,121
	Indonesia - 1.6%
94,283,800	Bank Central Asia Tbk. PT	61,574,320
62,831,700	Bank Mandiri Persero Tbk. PT	26,673,234
94,840,900	Telkom Indonesia Persero Tbk. PT	16,952,121
		105,199,675
	Malaysia - 0.5%
16,477,100	CIMB Group Holdings Bhd.	29,878,393
	Mexico - 3.0%
4,333,161	Cemex SAB de CV ADR	22,619,100
750,850	Fomento Economico Mexicano SAB de CV ADR	72,749,857
1,042,427	Grupo Aeroportuario del Pacifico SAB de CV Class B	18,158,271
6,587,133	Grupo Financiero Banorte SAB de CV Class O	45,972,819
11,454,610	Wal-Mart de Mexico SAB de CV	31,628,337
		191,128,384
	Peru - 0.8%
264,575	Credicorp Ltd.	48,716,195
	Poland - 2.0%
815,078	Bank Polska Kasa Opieki SA	28,516,511
2,616,392	ORLEN SA	34,162,414
2,881,365	Powszechna Kasa Oszczednosci Bank Polski SA	40,034,392
2,922,709	Powszechny Zaklad Ubezpieczen SA	28,985,087
		131,698,404
	Portugal - 0.3%
1,048,803	Jeronimo Martins SGPS SA	20,386,727
	Qatar - 0.5%
7,073,171	Qatar National Bank QPSC	33,665,154
	Russia - 0.0%
67,747	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	Saudi Arabia - 1.0%
7,138,033	Saudi National Bank	62,749,907
	South Africa - 3.4%
4,703,356	Absa Group Ltd.	44,987,347
337,898	Anglo American Platinum Ltd.	13,281,889
1,534,633	Aspen Pharmacare Holdings Ltd.	15,536,962
1,287,863	Bid Corp. Ltd.	30,472,606
1,816,094	Bidvest Group Ltd.	29,388,265
4,044,262	FirstRand Ltd.	17,769,250
2,165,849	Gold Fields Ltd.	35,717,169
1,864,131	Shoprite Holdings Ltd.	32,194,288
		219,347,776
	South Korea - 9.6%
144,115	Hanwha Aerospace Co. Ltd.	38,131,868
1,130,819	KB Financial Group, Inc.	73,581,042
708,357	Kia Corp.	46,842,876
351,926	LG Electronics, Inc.	22,663,390
62,917	Samsung Biologics Co. Ltd.*(1)	45,504,089
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Korea - 9.6% - (continued)
177,788	Samsung Electro-Mechanics Co. Ltd.		$15,116,427
6,189,455	Samsung Electronics Co. Ltd.		262,810,359
145,897	Samsung Fire & Marine Insurance Co. Ltd.		35,371,369
136,182	Samsung SDI Co. Ltd.		31,929,902
390,720	SK Hynix, Inc.		51,150,648
			623,101,970
	Taiwan - 20.2%
2,563,000	Accton Technology Corp.		43,067,830
11,460,036	ASE Technology Holding Co. Ltd.		54,043,202
23,940,264	Cathay Financial Holding Co. Ltd.		50,560,500
35,528,000	CTBC Financial Holding Co. Ltd.		39,385,412
5,223,000	Delta Electronics, Inc.		64,508,621
5,850,000	E Ink Holdings, Inc.		54,751,359
17,225,000	Hon Hai Precision Industry Co. Ltd.		110,407,496
2,734,000	MediaTek, Inc.		106,429,605
24,112,139	Taiwan Semiconductor Manufacturing Co. Ltd.		756,144,179
11,475,000	Uni-President Enterprises Corp.		32,134,569
			1,311,432,773
	Thailand - 0.3%
5,095,400	Kasikornbank PCL NVDR		22,084,455
	United Arab Emirates - 1.0%
18,795,562	Emaar Properties PJSC		44,439,073
5,843,667	First Abu Dhabi Bank PJSC		20,883,337
			65,322,410
	United States - 0.5%
142,539	Globant SA*		29,917,511
	Total Common Stocks (cost $4,530,783,271)		$6,271,363,187
PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
12,931,951	Banco Bradesco SA (Preference Shares)(3)		$32,145,883
	Total Preferred Stocks (cost $35,000,127)		$32,145,883
	Total Long-Term Investments (cost $4,565,783,398)		$6,303,509,070
	Total Investments (cost $4,565,783,398)	97.3%	$6,303,509,070
	Other Assets and Liabilities	2.7%	173,086,995
	Net Assets	100.0%	$6,476,596,065
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$274,563,685, representing 4.2% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$497,693,489	$497,693,489	$—	$—
Chile	31,412,432	—	31,412,432	—
China	1,672,454,813	286,215,902	1,386,238,911	—
Greece	27,027,749	—	27,027,749	—
Hong Kong	82,411,591	—	82,411,591	—
Hungary	34,115,258	—	34,115,258	—
India	1,031,618,121	35,829,116	995,789,005	—
Indonesia	105,199,675	61,574,320	43,625,355	—
Malaysia	29,878,393	—	29,878,393	—
Mexico	191,128,384	191,128,384	—	—
Peru	48,716,195	48,716,195	—	—
Poland	131,698,404	—	131,698,404	—
Portugal	20,386,727	20,386,727	—	—
Qatar	33,665,154	—	33,665,154	—
Russia	—	—	—	—
Saudi Arabia	62,749,907	—	62,749,907	—
South Africa	219,347,776	90,996,915	128,350,861	—
South Korea	623,101,970	—	623,101,970	—
Taiwan	1,311,432,773	—	1,311,432,773	—
Thailand	22,084,455	—	22,084,455	—
United Arab Emirates	65,322,410	—	65,322,410	—
United States	29,917,511	29,917,511	—	—
Preferred Stocks	32,145,883	32,145,883	—	—
Total	$6,303,509,070	$1,294,604,442	$5,008,904,628	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.3%
	China - 0.3%
$ 60,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	$69,180
	Total Convertible Bonds (cost $78,575)	$69,180
CORPORATE BONDS - 40.8%
	Argentina - 0.5%
67,000	YPF Energia Electrica SA 7.88%, 10/16/2032(1)	$65,740
42,000	YPF SA 9.50%, 01/17/2031(1)	44,305
		110,045
	Brazil - 8.3%
200,000	3R Lux SARL 9.75%, 02/05/2031(1)	206,936
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	213,234
200,000	Braskem Netherlands Finance BV 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 yr. USD CMT + 8.22% thereafter)(2)(3)	202,281
165,630	Guara Norte SARL 5.20%, 06/15/2034(1)	156,936
187,159	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(1)	158,567
200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	210,008
148,915	Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031(1)	149,300
200,000	Raizen Fuels Finance SA 6.45%, 03/05/2034(1)	204,015
133,869	Samarco Mineracao SA 9.00%, 06/30/2031(1)(4)	127,129
200,000	Trident Energy Finance PLC 12.50%, 11/30/2029(1)	209,558
200,000	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	211,778
		2,049,742
	Chile - 1.7%
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(1)(2)(5)	199,800
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(1)(2)(5)	210,526
19,000	Latam Airlines Group SA 7.88%, 04/15/2030(1)	19,024
		429,350
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)(6)	178,792
	Colombia - 2.6%
200,000	Banco Davivienda SA 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 yr. USD CMT + 5.10% thereafter)(2)(3)(5)	167,589
	Ecopetrol SA
136,000	7.38%, 09/18/2043	117,477
124,000	8.38%, 01/19/2036	121,192
52,000	8.88%, 01/13/2033	53,424
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	169,309
		628,991
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.8% - (continued)
	Ghana - 0.8%
$ 200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	$195,893
	Hong Kong - 1.0%
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027, (6.75% fixed rate until 03/15/2026; 1 yr. USD CMT + 2.10% thereafter)(2)(3)	253,950
	Hungary - 0.8%
200,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(2)(3)	206,784
	Israel - 1.1%
75,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(3)	71,841
200,000	Energean PLC 6.50%, 04/30/2027(3)	198,740
		270,581
	Jamaica - 0.8%
200,000	Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(1)	203,849
	Kazakhstan - 0.8%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	189,051
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	206,280
	Macau - 0.8%
200,000	Sands China Ltd. 5.40%, 08/08/2028(7)	198,873
	Mexico - 10.5%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(5)	198,449
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	210,347
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(2)(5)	212,919
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(1)	200,500
	Petroleos Mexicanos
260,000	6.63%, 06/15/2035	213,314
1,164,000	10.00%, 02/07/2033	1,233,792
184,102	Tierra Mojada Luxembourg II SARL 5.75%, 12/01/2040(1)	167,111
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	160,424
		2,596,856
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	174,366
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(8)(9)	—
The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.8% - (continued)
	Saudi Arabia - 1.7%
$ 220,000	Gaci First Investment Co. 5.25%, 01/29/2034(3)	$219,459
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	200,000
		419,459
	South Africa - 0.8%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	201,975
	South Korea - 2.5%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(3)	204,529
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	203,143
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)(6)	207,404
		615,076
	Thailand - 0.7%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	182,397
	Turkey - 1.6%
200,000	Limak Cimento Sanayi ve Ticaret AS 9.75%, 07/25/2029(1)	194,360
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(2)	204,138
		398,498
	United Kingdom - 0.8%
200,000	CK Hutchison International 23 Ltd. 4.88%, 04/21/2033(3)	196,772
	Zambia - 0.8%
200,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	202,327
	Total Corporate Bonds (cost $10,134,765)	$10,109,907
FOREIGN GOVERNMENT OBLIGATIONS - 50.5%
	Argentina - 2.5%
1,140,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(7)	$629,177
	Bahamas - 0.8%
200,000	Bahamas Government International Bonds 8.95%, 10/15/2032(1)	204,682
	Brazil - 2.0%
	Brazil Notas do Tesouro Nacional
BRL 276,000	10.00%, 01/01/2027	45,275
2,135,000	10.00%, 01/01/2029	336,837
723,000	10.00%, 01/01/2031	110,581
		492,693
	Cameroon - 0.4%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	96,021
	Chile - 0.9%
$ 230,000	Chile Government International Bonds 4.95%, 01/05/2036	224,431
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 50.5% - (continued)
	Colombia - 2.8%
	Colombia Government International Bonds
$ 200,000	7.75%, 11/07/2036	$196,456
230,000	8.00%, 11/14/2035	232,602
	Colombia TES
COP 222,700,000	7.00%, 03/26/2031	42,433
357,800,000	7.00%, 06/30/2032	65,908
302,300,000	7.25%, 10/18/2034	53,322
115,400,000	7.75%, 09/18/2030	23,271
229,100,000	9.25%, 05/28/2042	42,984
142,600,000	13.25%, 02/09/2033	36,301
		693,277
	Czech Republic - 1.1%
	Czech Republic Government Bonds
CZK 1,170,000	1.50%, 04/24/2040	34,635
1,170,000	2.75%, 07/23/2029	48,084
2,650,000	4.20%, 12/04/2036(3)	113,819
1,780,000	4.50%, 11/11/2032	78,769
		275,307
	Dominican Republic - 0.6%
DOP 8,000,000	Dominican Republic International Bonds 13.63%, 02/03/2033(3)	159,319
	Ecuador - 0.4%
$ 174,000	Ecuador Government International Bonds 5.50%, 07/31/2035(1)(7)	96,005
	Egypt - 3.0%
	Egypt Government International Bonds
200,000	7.30%, 09/30/2033(1)	168,724
200,000	7.60%, 03/01/2029(1)	191,840
200,000	8.50%, 01/31/2047(1)	158,490
	Egypt Treasury Bills
EGP 5,400,000	23.22%, 03/04/2025(10)	100,539
6,875,000	28.12%, 12/10/2024(10)	136,389
		755,982
	El Salvador - 2.2%
	El Salvador Government International Bonds
$ 150,000	7.12%, 01/20/2050(1)	114,202
162,000	8.25%, 04/10/2032(1)	151,253
110,000	8.63%, 02/28/2029(1)	108,011
170,000	9.25%, 04/17/2030(1)	168,300
		541,766
	Guatemala - 0.8%
200,000	Guatemala Government Bonds 7.05%, 10/04/2032(1)	210,400
	Hungary - 1.4%
	Hungary Government Bonds
HUF 12,490,000	3.00%, 10/27/2038	21,728
25,000,000	4.75%, 11/24/2032	58,389
7,540,000	6.75%, 10/22/2028	20,159
11,680,000	7.00%, 10/24/2035	31,341
$ 200,000	Hungary Government International Bonds 6.25%, 09/22/2032(3)	207,808
		339,425
	Indonesia - 3.6%
	Indonesia Treasury Bonds
IDR 734,000,000	6.13%, 05/15/2028	46,077
2,822,000,000	7.00%, 09/15/2030	181,604
807,000,000	7.50%, 08/15/2032	53,337
2,120,000,000	7.50%, 05/15/2038	140,251
The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 50.5% - (continued)
	Indonesia - 3.6% - (continued)
IDR 1,615,000,000	7.50%, 04/15/2040	$107,421
1,705,000,000	8.25%, 05/15/2036	119,234
1,502,000,000	8.75%, 05/15/2031	105,303
2,144,000,000	9.00%, 03/15/2029	148,092
		901,319
	Ivory Coast - 1.7%
	Ivory Coast Government International Bonds
$ 200,000	7.63%, 01/30/2033(3)	199,238
220,000	8.25%, 01/30/2037(1)	218,902
		418,140
	Jordan - 0.7%
200,000	Jordan Government International Bonds 7.38%, 10/10/2047(1)	181,894
	Malaysia - 1.9%
	Malaysia Government Bonds
MYR 287,000	3.76%, 05/22/2040	63,281
361,000	3.89%, 08/15/2029	83,153
537,000	4.07%, 06/15/2050	119,758
345,000	4.46%, 03/31/2053	81,392
278,000	4.64%, 11/07/2033	66,764
192,000	4.70%, 10/15/2042	47,092
		461,440
	Mexico - 2.1%
	Mexico Bonos
MXN 710,000	7.75%, 05/29/2031	31,767
1,220,000	7.75%, 11/23/2034	52,040
870,000	7.75%, 11/13/2042	34,304
880,000	8.00%, 11/07/2047	34,971
980,000	8.00%, 07/31/2053	38,457
480,000	8.50%, 03/01/2029	22,729
720,000	8.50%, 05/31/2029	34,093
2,690,000	8.50%, 11/18/2038	117,537
3,040,000	10.00%, 11/20/2036	151,153
		517,051
	Nigeria - 0.9%
$ 250,000	Nigeria Government International Bonds 6.13%, 09/28/2028(1)	225,525
	Oman - 0.8%
200,000	Oman Government International Bonds 6.50%, 03/08/2047(3)	201,442
	Pakistan - 0.7%
200,000	Pakistan Government International Bonds 6.88%, 12/05/2027(1)	181,000
	Panama - 1.1%
270,000	Panama Government International Bonds 6.70%, 01/26/2036	264,866
	Paraguay - 1.0%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	197,000
PYG 347,000,000	7.90%, 02/09/2031(1)	44,521
		241,521
	Peru - 1.2%
	Peru Government Bonds
PEN 150,000	5.40%, 08/12/2034	35,664
206,000	6.90%, 08/12/2037	53,097
343,000	6.95%, 08/12/2031	94,252
68,000	7.30%, 08/12/2033(3)	18,726
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 50.5% - (continued)
	Peru - 1.2% - (continued)
	Peru Government International Bonds
$ 54,000	5.38%, 02/08/2035	$53,127
43,000	5.88%, 08/08/2054	42,465
		297,331
	Philippines - 0.8%
200,000	Philippines Government International Bonds 4.75%, 03/05/2035	195,966
	Poland - 2.0%
	Republic of Poland Government Bonds
PLN 339,000	2.75%, 04/25/2028	77,837
511,000	2.75%, 10/25/2029	112,267
366,000	5.00%, 10/25/2034	85,083
337,000	6.00%, 10/25/2033	84,701
	Republic of Poland Government International Bonds
$ 40,000	5.13%, 09/18/2034	39,598
100,000	5.50%, 03/18/2054	96,571
		496,057
	Romania - 1.3%
	Romania Government Bonds
RON 215,000	5.00%, 02/12/2029	44,169
185,000	6.70%, 02/25/2032	39,956
280,000	7.90%, 02/24/2038	66,592
175,000	8.25%, 09/29/2032	41,128
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(1)	136,349
		328,194
	Saudi Arabia - 0.8%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	193,878
	Senegal - 0.7%
200,000	Senegal Government International Bonds 6.25%, 05/23/2033(1)(6)	165,000
	South Africa - 4.1%
	Republic of South Africa Government Bonds
ZAR 2,290,784	6.50%, 02/28/2041	85,454
1,520,291	8.50%, 01/31/2037	72,167
1,871,394	8.75%, 01/31/2044	84,862
1,170,000	8.75%, 02/28/2048	53,197
2,300,400	8.88%, 02/28/2035	116,814
5,483,401	9.00%, 01/31/2040	261,131
	Republic of South Africa Government International Bonds
$ 260,000	5.88%, 04/20/2032	249,413
110,000	6.25%, 03/08/2041	98,913
		1,021,951
	Sri Lanka - 2.0%
	Sri Lanka Government International Bonds
200,000	6.20%, 05/11/2027(1)	122,500
200,000	6.75%, 04/18/2028(1)	124,627
200,000	6.83%, 07/18/2026(1)	123,000
200,000	7.55%, 03/28/2030(1)	123,718
		493,845
	Suriname - 0.5%
121,800	Suriname Government International Bonds 7.95%, 07/15/2033(1)(4)	115,406
The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 50.5% - (continued)
	Thailand - 1.6%
	Thailand Government Bonds
THB 2,922,000	3.35%, 06/17/2033		$92,815
2,712,000	3.40%, 06/17/2036		87,084
2,256,000	3.45%, 06/17/2043		71,911
2,855,000	3.65%, 06/20/2031		91,663
1,317,000	4.88%, 06/22/2029		43,589
			387,062
	Turkey - 1.8%
TRY 7,938,000	Turkiye Government Bonds 12.60%, 10/01/2025		183,407
$ 230,000	Turkiye Government International Bonds 9.38%, 03/14/2029		256,335
			439,742
	Ukraine - 0.3%
	Ukraine Government International Bonds
5,181	0.00%, 02/01/2030(1)(7)		2,499
19,362	0.00%, 02/01/2034(1)(7)		7,261
16,362	0.00%, 02/01/2035(1)(7)		7,976
13,635	0.00%, 02/01/2036(1)(7)		6,579
18,971	1.75%, 02/01/2034(1)(7)		9,059
33,199	1.75%, 02/01/2035(1)(7)		15,431
42,685	1.75%, 02/01/2036(1)(7)		19,523
			68,328
	Total Foreign Government Obligations (cost $12,426,648)		$12,515,443
	Total Long-Term Investments (cost $22,639,988)		$22,694,530
SHORT-TERM INVESTMENTS - 7.3%
	Securities Lending Collateral - 2.1%
82,813	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(11)		$82,813
276,044	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(11)		276,044
82,813	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(11)		82,813
82,813	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(11)		82,813
			524,483
	U.S. Treasury Securities - 5.2%
	U.S. Treasury Bills - 5.2%
930,000	4.53%, 01/23/2025(10)		920,489
370,000	4.55%, 01/23/2025(10)		366,216
			1,286,705
	Total Short-Term Investments (cost $1,811,065)		$1,811,188
	Total Investments (cost $24,451,053)	98.9%	$24,505,718
	Other Assets and Liabilities	1.1%	262,789
	Net Assets	100.0%	$24,768,507
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$10,196,868, representing 41.2% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $2,834,075, representing 11.4% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
231,000,000	CLP	256,034	USD	UBS	11/29/2024	$(15,837)
92,000,000	CLP	96,939	USD	BOA	12/24/2024	(1,277)
140,200,000	CLP	150,753	USD	CBK	12/24/2024	(4,972)
3,220,000	CNY	452,788	USD	CBK	11/04/2024	(98)
2,640,000	CNY	374,818	USD	CBK	11/29/2024	(2,975)
350,000	CNY	49,517	USD	UBS	01/24/2025	11
857,750,000	COP	205,794	USD	UBS	12/12/2024	(13,098)
6,950,000	EGP	125,169	USD	UBS	03/13/2025	8,149
1,618,510,000	IDR	99,216	USD	JPM	11/04/2024	3,895
21,010,000	INR	250,529	USD	CBK	11/26/2024	(916)
3,850,000	MXN	196,859	USD	SSG	11/07/2024	(4,722)
3,870,000	MXN	195,637	USD	SSG	12/17/2024	(3,830)
970,000	MYR	212,626	USD	MSC	11/04/2024	8,941
730,000	MYR	168,747	USD	MSC	11/29/2024	(1,790)
11,480,000	THB	324,890	USD	CBK	11/04/2024	15,410
2,300,000	TRY	63,424	USD	MSC	11/27/2024	1,832
3,360,000	TRY	94,657	USD	CBK	11/27/2024	674
2,400,000	TRY	64,113	USD	CBK	12/27/2024	1,877
2,600,000	TRY	63,655	USD	UBS	03/27/2025	1,750
243,350	USD	231,000,000	CLP	UBS	11/29/2024	3,153
251,016	USD	232,200,000	CLP	JPM	12/24/2024	9,574
404,910	USD	2,870,000	CNY	CBK	11/04/2024	1,426
197,139	USD	857,750,000	COP	UBS	12/12/2024	4,443
25,202	USD	108,670,000	COP	MSC	01/21/2025	911
134,638	USD	6,950,000	EGP	UBS	03/13/2025	1,320
104,292	USD	1,618,510,000	IDR	MSC	11/04/2024	1,181
249,570	USD	21,010,000	INR	UBS	11/26/2024	(43)
193,759	USD	3,850,000	MXN	CBK	11/07/2024	1,623
79,449	USD	1,603,000	MXN	SSG	12/17/2024	—
228,758	USD	970,000	MYR	MSC	11/04/2024	7,192
170,880	USD	730,000	MYR	MSC	11/29/2024	3,922
345,954	USD	11,480,000	THB	MSC	11/04/2024	5,653
Total foreign currency contracts						$33,379
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$69,180	$—	$69,180	$—
Corporate Bonds	10,109,907	—	10,109,907	—
Foreign Government Obligations	12,515,443	—	12,515,443	—
Short-Term Investments	1,811,188	524,483	1,286,705	—
Foreign Currency Contracts(2)	82,937	—	82,937	—
Total	$24,588,655	$524,483	$24,064,172	$—
Liabilities
Foreign Currency Contracts(2)	$(49,558)	$—	$(49,558)	$—
Total	$(49,558)	$—	$(49,558)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.5%
	Australia - 1.5%
9,044	Rio Tinto PLC	$584,496
	Austria - 1.3%
11,853	OMV AG	491,196
	Belgium - 2.0%
15,173	Ageas SA	791,854
	China - 3.8%
60,600	Alibaba Group Holding Ltd.	741,278
253,500	Anhui Conch Cement Co. Ltd. Class H	736,377
		1,477,655
	France - 10.9%
17,021	AXA SA	639,092
11,533	BNP Paribas SA	787,635
49,540	Carrefour SA	786,741
71,927	Orange SA	790,168
12,033	Renault SA	550,563
24,234	Societe Generale SA	696,036
		4,250,235
	Germany - 8.1%
1,318	Allianz SE	414,913
14,503	BASF SE	705,029
17,508	Continental AG	1,092,680
57,849	Deutsche Lufthansa AG	401,985
25,282	Evonik Industries AG	557,194
		3,171,801
	Italy - 2.5%
38,295	Eni SpA	583,355
9,070	UniCredit SpA	401,249
		984,604
	Japan - 12.2%
19,300	Bridgestone Corp.	687,757
37,300	Dentsu Group, Inc.	1,151,367
12,600	KDDI Corp.	392,860
45,800	Medipal Holdings Corp.	725,642
48,800	Nippon Television Holdings, Inc.	749,611
98,000	Panasonic Holdings Corp.	806,544
21,100	Rohm Co. Ltd.	232,624
		4,746,405
	Mexico - 1.5%
17,110	Ternium SA ADR	583,622
	Netherlands - 5.2%
40,501	ABN AMRO Bank NV(1)	669,307
23,779	Koninklijke Ahold Delhaize NV	783,986
12,731	Randstad NV	586,994
		2,040,287
	South Africa - 2.5%
31,223	Anglo American PLC	967,926
	South Korea - 3.6%
11,578	KB Financial Group, Inc.	753,367
17,820	Shinhan Financial Group Co. Ltd.	663,798
		1,417,165
	Spain - 1.3%
41,249	Repsol SA	516,370
	Switzerland - 2.3%
4,348	Swatch Group AG	892,223
	Taiwan - 1.0%
60,000	Hon Hai Precision Industry Co. Ltd.	384,584
Shares or Principal Amount			Market Value†
COMMON STOCKS - 92.5% - (continued)
	United Kingdom - 23.0%
366,149	Barclays PLC		$1,122,431
21,777	British American Tobacco PLC		761,522
146,569	British Land Co. PLC REIT		754,238
628,535	BT Group PLC		1,122,305
42,141	HSBC Holdings PLC		386,771
24,192	Imperial Brands PLC		730,067
86,248	NatWest Group PLC		408,665
78,961	Standard Chartered PLC		915,662
169,795	Tesco PLC		749,759
1,013,605	Vodafone Group PLC		942,567
105,709	WPP PLC		1,111,100
			9,005,087
	United States - 9.8%
61,184	GSK PLC		1,104,896
3,719	Roche Holding AG		1,152,531
11,413	Sanofi SA		1,206,123
2,925	Swiss Re AG		373,485
			3,837,035
	Total Common Stocks (cost $34,188,143)		$36,142,545
PREFERRED STOCKS - 4.3%
	Brazil - 0.6%
41,037	Petroleo Brasileiro SA (Preference Shares)(2)		$254,915
	Germany - 3.7%
12,185	Henkel AG & Co. KGaA (Preference Shares)(2)		1,055,135
3,911	Volkswagen AG (Preference Shares)(2)		379,612
			1,434,747
	Total Preferred Stocks (cost $1,642,687)		$1,689,662
	Total Long-Term Investments (cost $35,830,830)		$37,832,207
	Total Investments (cost $35,830,830)	96.8%	$37,832,207
	Other Assets and Liabilities	3.2%	1,270,144
	Net Assets	100.0%	$39,102,351
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
October 31, 2024

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of this security was
$669,307, representing 1.7% of net assets.

(2)	Currently no rate available.

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
581,467,851	JPY	3,839,468	USD	UBS	11/26/2024	$296
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$584,496	$—	$584,496	$—
Austria	491,196	—	491,196	—
Belgium	791,854	—	791,854	—
China	1,477,655	—	1,477,655	—
France	4,250,235	—	4,250,235	—
Germany	3,171,801	—	3,171,801	—
Italy	984,604	—	984,604	—
Japan	4,746,405	—	4,746,405	—
Mexico	583,622	583,622	—	—
Netherlands	2,040,287	783,986	1,256,301	—
South Africa	967,926	—	967,926	—
South Korea	1,417,165	—	1,417,165	—
Spain	516,370	—	516,370	—
Switzerland	892,223	—	892,223	—
Taiwan	384,584	—	384,584	—
United Kingdom	9,005,087	—	9,005,087	—
United States	3,837,035	—	3,837,035	—
Preferred Stocks	1,689,662	254,915	1,434,747	—
Foreign Currency Contracts(2)	296	—	296	—
Total	$37,832,503	$1,622,523	$36,209,980	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Australia - 3.5%
113,849	AUB Group Ltd.	$2,385,959
861,633	BHP Group Ltd.	23,938,374
553,991	Brambles Ltd.	6,670,060
277,123	BWP Trust REIT	625,985
507,392	Challenger Ltd.	2,009,549
173,060	Computershare Ltd.	2,991,766
40,313	JB Hi-Fi Ltd.	2,163,286
688,011	Qantas Airways Ltd.*	3,642,661
81,265	Rio Tinto Ltd.	6,380,726
244,184	Rio Tinto PLC	15,781,126
142,373	Steadfast Group Ltd.	512,750
1,456,242	Telstra Group Ltd.	3,645,590
2,220,813	Vicinity Ltd. REIT	3,157,151
		73,904,983
	Austria - 0.4%
30,820	ANDRITZ AG	1,860,698
45,591	Erste Group Bank AG	2,578,886
99,620	OMV AG	4,128,318
72,236	Telekom Austria AG	599,525
		9,167,427
	Belgium - 0.5%
107,271	KBC Group NV	7,813,744
4,706	Melexis NV	307,341
61,617	Solvay SA	2,506,834
		10,627,919
	Brazil - 0.5%
385,100	Cia de Saneamento de Minas Gerais Copasa MG	1,535,497
1,512,556	Cia Energetica de Minas Gerais ADR	2,919,233
373,600	Porto Seguro SA	2,465,506
1,272,000	Santos Brasil Participacoes SA	2,779,041
		9,699,277
	Burkina Faso - 0.4%
334,763	Endeavour Mining PLC	7,506,743
	Canada - 5.9%
71,758	ARC Resources Ltd.	1,188,451
309,617	Bank of Nova Scotia	15,941,712
19,288	Canadian National Railway Co.	2,082,774
127,521	Canadian Natural Resources Ltd.	4,336,639
23,075	CCL Industries, Inc. Class B	1,346,035
38,182	Centerra Gold, Inc.	269,839
29,956	CGI, Inc.*	3,318,428
32,450	Dundee Precious Metals, Inc.	330,012
3,292	Fairfax Financial Holdings Ltd.	4,090,913
38,205	Finning International, Inc.	1,115,130
87,106	Gildan Activewear, Inc.	4,262,867
177,609	Great-West Lifeco, Inc.	5,959,631
86,170	iA Financial Corp., Inc.	7,020,595
47,955	Imperial Oil Ltd.	3,578,500
272,852	Kinross Gold Corp.	2,753,310
25,348	Loblaw Cos. Ltd.	3,204,842
20,053	Lundin Gold, Inc.	484,925
49,683	Pembina Pipeline Corp.	2,078,525
71,472	Restaurant Brands International, Inc.	4,970,983
224,389	Royal Bank of Canada(1)	27,137,475
146,527	Sun Life Financial, Inc.	8,124,311
173,734	Suncor Energy, Inc.	6,558,307
16,400	Toromont Industries Ltd.	1,448,774
224,029	Toronto-Dominion Bank	12,384,467
		123,987,445
	China - 7.7%
7,213,000	Agricultural Bank of China Ltd. Class H	3,544,080
2,209,300	Alibaba Group Holding Ltd.	27,024,835
95,248	Atour Lifestyle Holdings Ltd. ADR	2,495,498
13,422,000	Bank of China Ltd. Class H	6,370,480
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	China - 7.7% - (continued)
4,458,000	Bosideng International Holdings Ltd.	$2,500,210
107,500	BYD Co. Ltd. Class H	3,882,750
19,241,000	China Construction Bank Corp. Class H	14,935,566
698,500	China Hongqiao Group Ltd.	1,122,276
1,645,500	China Merchants Bank Co. Ltd. Class H	8,052,295
746,000	China Merchants Port Holdings Co. Ltd.	1,226,808
1,377,800	China Pacific Insurance Group Co. Ltd. Class H	4,784,897
24,552,000	China Tower Corp. Ltd. Class H(2)	3,312,822
2,736,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,483,826
264,466	Full Truck Alliance Co. Ltd. ADR	2,366,971
874,800	Fuyao Glass Industry Group Co. Ltd. Class H(2)	6,205,891
682,200	Giant Biogene Holding Co. Ltd.(2)	4,626,913
148,200	Gree Electric Appliances, Inc. of Zhuhai Class A	906,720
315,000	Haitian International Holdings Ltd.	871,284
128,900	Hexing Electrical Co. Ltd. Class A	700,145
16,776,000	Industrial & Commercial Bank of China Ltd. Class H	10,063,185
310,400	JD.com, Inc. Class A	6,294,672
3,600	Kweichow Moutai Co. Ltd. Class A	773,208
182,471	LexinFintech Holdings Ltd. ADR	579,345
224,500	Meituan Class B*(2)	5,305,018
144,400	NetEase, Inc.	2,323,222
1,512,000	New China Life Insurance Co. Ltd. Class H	5,102,632
14,568	PDD Holdings, Inc. ADR*	1,756,755
2,658,000	PetroChina Co. Ltd. Class H	1,995,929
1,364,000	PICC Property & Casualty Co. Ltd. Class H	2,069,147
1,520,000	Ping An Insurance Group Co. of China Ltd. Class H	9,417,585
521,800	Sailun Group Co. Ltd. Class A	1,062,612
23,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	872,954
143,500	Tencent Holdings Ltd.	7,482,390
47,400	Trip.com Group Ltd.*	3,050,402
3,058,800	Yangzijiang Shipbuilding Holdings Ltd.	5,942,622
639,017	Yutong Bus Co. Ltd. Class A	2,176,334
		162,682,279
	Denmark - 0.4%
230,983	H Lundbeck AS	1,504,240
92,898	ISS AS	1,795,498
40,180	Pandora AS	6,075,060
		9,374,798
	Egypt - 0.1%
868,912	Centamin PLC	1,779,226
	Finland - 0.8%
65,036	Elisa OYJ	3,095,709
45,460	Kemira OYJ	965,247
27,377	Konecranes OYJ	1,889,980
839,422	Nordea Bank Abp	9,825,761
81,670	Stora Enso OYJ Class R	911,392
		16,688,089
	France - 7.0%
27,264	Accor SA	1,236,891
385,815	AXA SA	14,486,306
217,977	BNP Paribas SA	14,886,517
356,650	Bureau Veritas SA	11,311,128
75,596	Cie de Saint-Gobain SA	6,855,416
146,610	Cie Generale des Etablissements Michelin SCA	4,954,759
56,921	Eiffage SA	5,297,844
29,744	Elis SA	676,654
314,885	Engie SA	5,277,948
59,249	Gaztransport Et Technigaz SA	8,620,674
59,247	Ipsen SA	7,222,647
27,289	IPSOS SA	1,340,049
68,877	Klepierre SA REIT	2,202,107
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	France - 7.0% - (continued)
143,574	La Francaise des Jeux SAEM(2)	$6,137,106
39,303	Legrand SA	4,436,066
226,087	Metropole Television SA	2,856,225
4,606	Nexans SA	641,167
368,588	Orange SA	4,049,197
28,979	Publicis Groupe SA	3,079,985
213,590	Societe Generale SA	6,134,617
38,855	SPIE SA	1,406,300
396,090	TotalEnergies SE	24,856,883
3,547	Trigano SA	484,921
15,364	Unibail-Rodamco-Westfield REIT*	1,256,349
61,620	Vinci SA	6,902,714
		146,610,470
	Georgia - 0.0%
22,537	TBC Bank Group PLC	799,160
	Germany - 5.2%
71,906	Allianz SE	22,636,383
31,694	Aurubis AG(1)	2,492,334
484,786	Deutsche Bank AG	8,236,402
5,109	Deutsche Boerse AG	1,186,710
842,009	Deutsche Telekom AG	25,456,889
245,870	E.ON SE	3,318,033
41,414	Freenet AG	1,230,840
35,418	Heidelberg Materials AG	3,900,906
8,525	HOCHTIEF AG	1,044,004
37,733	IONOS Group SE*	1,030,435
10,773	Knorr-Bremse AG	888,674
4,967	Krones AG	646,983
45,458	Mercedes-Benz Group AG	2,761,603
25,288	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,931,782
104,074	Siemens AG	20,247,576
38,166	Traton SE	1,222,046
		109,231,600
	Greece - 0.9%
635,197	Alpha Services & Holdings SA	956,816
1,396,213	Eurobank Ergasias Services & Holdings SA Class A	2,889,072
192,098	Hellenic Telecommunications Organization SA	3,174,244
169,805	Jumbo SA	4,532,033
446,765	National Bank of Greece SA	3,500,280
232,730	OPAP SA	3,969,424
4,638	Piraeus Financial Holdings SA	17,475
		19,039,344
	Hong Kong - 0.2%
131,500	Swire Pacific Ltd. Class A	1,101,401
674,400	Swire Properties Ltd.	1,372,537
376,000	Wharf Real Estate Investment Co. Ltd.	1,130,478
1,242,000	Youyuan International Holdings Ltd.*(1)(3)	—
		3,604,416
	Hungary - 0.8%
180,089	Magyar Telekom Telecommunications PLC	550,916
155,716	OTP Bank Nyrt	7,752,477
294,850	Richter Gedeon Nyrt	8,516,997
		16,820,390
	India - 1.5%
527,316	Axis Bank Ltd.	7,243,819
136,661	Great Eastern Shipping Co. Ltd.	2,087,141
39,809	Hero MotoCorp Ltd.	2,362,205
256,998	Hindalco Industries Ltd.	2,085,385
183,288	IndusInd Bank Ltd.	2,293,037
102,307	Mahanagar Gas Ltd.(4)	1,749,378
1,187,263	Oil & Natural Gas Corp. Ltd.	3,744,301
1,342,735	Power Grid Corp. of India Ltd.	5,107,735
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	India - 1.5% - (continued)
572,576	REC Ltd.	$3,535,182
177,276	Sun TV Network Ltd.	1,584,452
		31,792,635
	Indonesia - 0.9%
11,340,300	Bank Mandiri Persero Tbk. PT	4,814,170
12,653,400	Bank Negara Indonesia Persero Tbk. PT	4,220,365
24,604,000	Bank Rakyat Indonesia Persero Tbk. PT	7,500,627
1,435,700	Indofood CBP Sukses Makmur Tbk. PT	1,127,429
12,322,300	Perusahaan Gas Negara Tbk. PT	1,227,127
		18,889,718
	Ireland - 0.3%
281,589	AIB Group PLC	1,509,610
354,422	Bank of Ireland Group PLC	3,284,856
17,665	Kerry Group PLC Class A	1,764,299
		6,558,765
	Italy - 4.7%
2,221,852	A2A SpA	5,078,805
139,887	Azimut Holding SpA	3,460,033
174,848	BPER Banca SpA	1,064,579
93,346	Buzzi SpA	3,657,086
273,146	Coca-Cola HBC AG	9,558,217
1,532,898	Enel SpA	11,625,610
584,119	Eni SpA	8,897,992
140,001	FinecoBank Banca Fineco SpA	2,234,995
420,351	Generali	11,654,735
494,090	Hera SpA	1,890,167
1,040,746	Intesa Sanpaolo SpA	4,454,402
594,716	Italgas SpA	3,648,347
181,804	Maire SpA	1,372,194
367,866	Poste Italiane SpA(2)	5,172,688
69,115	Prysmian SpA	4,877,742
192,882	Recordati Industria Chimica e Farmaceutica SpA	10,943,742
227,864	UniCredit SpA	10,080,516
		99,671,850
	Japan - 16.5%
394,100	Aisin Corp.	4,097,604
315,800	Alps Alpine Co. Ltd.	3,103,287
31,600	Artience Co. Ltd.	757,386
405,400	Asahi Kasei Corp.	2,796,725
127,000	BIPROGY, Inc.	4,007,612
280,200	Chubu Electric Power Co., Inc.	3,220,943
125,000	Credit Saison Co. Ltd.	2,811,533
181,100	Daido Steel Co. Ltd.	1,402,309
194,200	Dai-ichi Life Holdings, Inc.	4,841,465
366,300	Dexerials Corp.	5,592,512
462,900	Ebara Corp.	6,956,644
187,800	ENEOS Holdings, Inc.	947,366
27,000	Exedy Corp.	742,736
45,200	FCC Co. Ltd.	702,947
129,400	Fuji Media Holdings, Inc.	1,462,793
69,800	Fujikura Ltd.	2,565,376
1,043,600	Honda Motor Co. Ltd.	10,495,600
16,800	Horiba Ltd.	1,059,039
202,600	Idemitsu Kosan Co. Ltd.	1,381,212
106,900	Iida Group Holdings Co. Ltd.	1,549,732
683,700	Inpex Corp.	9,012,568
418,700	Isuzu Motors Ltd.	5,414,539
246,500	ITOCHU Corp.	12,193,819
439,000	Japan Petroleum Exploration Co. Ltd.	3,301,306
227,400	JFE Holdings, Inc.	2,737,752
81,600	JTEKT Corp.	550,394
191,000	Kakaku.com, Inc.	2,932,801
25,400	Kaneka Corp.	622,585
305,400	Kansai Electric Power Co., Inc.	4,897,723
206,900	KDDI Corp.	6,451,016
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 16.5% - (continued)
363,500	Kirin Holdings Co. Ltd.	$5,351,674
332,800	Kobe Steel Ltd.	3,586,817
311,900	Kubota Corp.	3,985,172
320,200	Kyushu Electric Power Co., Inc.	3,585,851
275,900	Marubeni Corp.	4,124,491
474,400	Mazda Motor Corp.	3,353,768
182,500	MEITEC Group Holdings, Inc.	3,497,295
577,700	Mitsubishi Corp.	10,568,484
98,000	Mitsubishi Gas Chemical Co., Inc.	1,703,181
1,708,900	Mitsubishi UFJ Financial Group, Inc.	18,012,206
230,200	Mitsui & Co. Ltd.	4,693,234
68,100	Mitsui Mining & Smelting Co. Ltd.	2,163,652
509,600	Mizuho Financial Group, Inc.	10,584,896
268,200	MS&AD Insurance Group Holdings, Inc.	5,932,404
54,800	Nexon Co. Ltd.	949,790
311,100	NGK Insulators Ltd.	3,832,467
17,400	Nifco, Inc.	404,222
32,400	Nippon Shokubai Co. Ltd.	364,496
202,000	Nippon Television Holdings, Inc.	3,102,898
67,500	Nippon Yusen KK	2,259,860
175,300	Niterra Co. Ltd.	4,968,240
517,800	Nitto Denko Corp.	8,519,740
42,600	NOK Corp.	610,783
102,000	NSK Ltd.	465,090
202,400	ORIX Corp.	4,264,542
153,100	Osaka Gas Co. Ltd.	3,280,726
68,600	Otsuka Holdings Co. Ltd.	4,144,176
19,000	Pacific Industrial Co. Ltd.	170,100
77,200	Park24 Co. Ltd.	959,506
155,900	Rorze Corp.	2,272,168
401,500	Round One Corp.	2,541,091
456,600	Sankyo Co. Ltd.	6,064,716
259,800	Santen Pharmaceutical Co. Ltd.	3,106,909
287,600	Sanwa Holdings Corp.	7,286,071
222,200	SCSK Corp.	4,146,183
45,900	Sega Sammy Holdings, Inc.	863,798
185,200	Shikoku Electric Power Co., Inc.	1,657,462
72,100	Shin-Etsu Chemical Co. Ltd.	2,730,917
112,300	Sojitz Corp.	2,295,044
117,500	Stanley Electric Co. Ltd.	2,009,629
256,200	Subaru Corp.	4,575,535
217,200	Sumitomo Corp.	4,582,140
315,900	Sumitomo Electric Industries Ltd.	4,859,349
101,700	Sumitomo Metal Mining Co. Ltd.	2,811,859
755,600	Sumitomo Mitsui Financial Group, Inc.	16,029,698
183,700	Sumitomo Rubber Industries Ltd.	1,882,676
133,700	Suntory Beverage & Food Ltd.	4,510,291
84,200	Taiheiyo Cement Corp.	1,834,321
69,400	Tamron Co. Ltd.	1,953,003
464,400	Tohoku Electric Power Co., Inc.	4,555,247
85,900	Tokio Marine Holdings, Inc.	3,093,786
147,800	Tokyo Steel Manufacturing Co. Ltd.	1,469,406
26,400	Tokyo Tekko Co. Ltd.	928,246
784,100	Toray Industries, Inc.	4,263,989
131,500	Toyo Tire Corp.	1,865,703
116,800	Toyoda Gosei Co. Ltd.	1,984,467
130,200	Toyota Boshoku Corp.	1,738,070
14,600	Toyota Industries Corp.	1,012,102
560,400	Toyota Motor Corp.	9,655,912
143,600	Toyota Tsusho Corp.	2,441,015
42,000	Tsubakimoto Chain Co.	528,824
501,100	USS Co. Ltd.	4,196,598
230,100	Yamaha Motor Co. Ltd.	2,011,308
18,600	Yamato Kogyo Co. Ltd.	888,422
57,000	Zenkoku Hosho Co. Ltd.	2,059,620
		348,754,660
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Jordan - 0.0%
37,059	Hikma Pharmaceuticals PLC	$887,555
	Malaysia - 0.8%
1,327,200	Bermaz Auto Bhd.	621,418
2,867,700	CIMB Group Holdings Bhd.	5,200,082
688,600	Hong Leong Bank Bhd.	3,212,533
11,640,900	My EG Services Bhd.	2,194,970
317,900	Petronas Gas Bhd.	1,254,467
928,100	Westports Holdings Bhd.	892,282
3,412,700	YTL Power International Bhd.	2,377,130
		15,752,882
	Mexico - 0.8%
1,932,600	America Movil SAB de CV Series B(1)	1,528,927
269,900	Arca Continental SAB de CV	2,302,368
22,524	Coca-Cola Femsa SAB de CV ADR	1,877,826
7,970	Grupo Aeroportuario del Sureste SAB de CV ADR	2,146,162
554,900	Grupo Financiero Banorte SAB de CV Class O	3,872,750
131,600	Grupo Financiero Inbursa SAB de CV Class O*	292,539
626,800	Grupo Mexico SAB de CV Class B	3,288,824
843,999	Kimberly-Clark de Mexico SAB de CV Class A	1,216,047
		16,525,443
	Netherlands - 1.8%
155,417	ABN AMRO Bank NV(2)	2,568,374
42,810	Euronext NV(2)	4,723,423
163,316	ING Groep NV	2,771,535
264,775	Koninklijke Ahold Delhaize NV	8,729,552
2,838,780	Koninklijke KPN NV	11,094,762
73,788	Koninklijke Vopak NV	3,401,530
98,709	NN Group NV	4,845,847
		38,135,023
	Norway - 1.1%
91,192	Aker Solutions ASA	432,098
360,715	DNB Bank ASA	7,475,086
401,396	Equinor ASA	9,538,050
116,076	Hoegh Autoliners ASA	1,221,611
365,393	Orkla ASA	3,375,700
24,983	Stolt-Nielsen Ltd.	710,867
78,363	Wallenius Wilhelmsen ASA	779,113
		23,532,525
	Philippines - 0.3%
771,890	BDO Unibank, Inc.	2,020,177
369,380	International Container Terminal Services, Inc.	2,517,200
39,650	Manila Electric Co.	334,340
1,088,660	Metropolitan Bank & Trust Co.	1,419,004
		6,290,721
	Poland - 0.3%
190,900	Allegro.eu SA*(2)	1,679,830
35,389	Santander Bank Polska SA	3,968,456
		5,648,286
	Portugal - 0.1%
2,532,877	Banco Comercial Portugues SA Class R	1,277,703
118,346	Navigator Co. SA	456,494
		1,734,197
	Romania - 0.1%
384,980	NEPI Rockcastle NV	3,021,536
	Singapore - 1.4%
154,987	BW LPG Ltd.(2)	1,998,896
379,945	Hafnia Ltd.	2,236,350
475,400	Oversea-Chinese Banking Corp. Ltd.	5,454,313
1,186,300	Sembcorp Industries Ltd.	4,500,641
2,571,800	Singapore Telecommunications Ltd.	6,067,469
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Singapore - 1.4% - (continued)
364,000	United Overseas Bank Ltd.	$8,848,490
328,100	UOL Group Ltd.	1,325,752
		30,431,911
	South Africa - 0.8%
207,920	AVI Ltd.	1,303,802
727,002	FirstRand Ltd.	3,194,225
211,710	Gold Fields Ltd. ADR	3,488,981
609,683	Momentum Group Ltd.	995,620
197,828	Standard Bank Group Ltd.	2,723,601
712,566	Truworths International Ltd.	4,516,690
		16,222,919
	South Korea - 4.7%
5,112	C&C International Corp.*	245,987
44,193	DB Insurance Co. Ltd.	3,483,252
6,092	DoubleUGames Co. Ltd.	234,234
111,051	Hana Financial Group, Inc.	4,791,239
37,573	HD Hyundai Co. Ltd.	2,167,913
31,878	HD Hyundai Electric Co. Ltd.	7,461,160
23,050	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,049,766
17,900	Hyundai Engineering & Construction Co. Ltd.	360,509
55,365	Hyundai Glovis Co. Ltd.	4,871,137
17,047	Hyundai Mobis Co. Ltd.	3,063,904
12,651	Hyundai Motor Co.	1,948,638
82,792	KB Financial Group, Inc.	5,387,177
18,839	KEPCO Plant Service & Engineering Co. Ltd.	608,690
69,489	Kia Corp.	4,595,232
70,863	Korean Air Lines Co. Ltd.	1,223,226
13,092	Krafton, Inc.*	3,129,905
109,453	KT Corp.	3,489,921
47,258	LG Electronics, Inc.	3,043,329
6,373	LG Innotek Co. Ltd.	808,991
19,727	Samsung C&T Corp.	1,665,676
558,759	Samsung Electronics Co. Ltd.	23,725,458
8,246	Samsung Fire & Marine Insurance Co. Ltd.	1,999,166
2,808	Samyang Foods Co. Ltd.	1,046,931
18,701	SFA Engineering Corp.	284,061
83,891	Shinhan Financial Group Co. Ltd.	3,124,956
68,145	SK Hynix, Inc.	8,921,122
84,762	SK Telecom Co. Ltd.	3,478,569
12,973	Soop Co. Ltd.	898,696
12,361	T&L Co. Ltd.	597,731
		99,706,576
	Spain - 4.1%
179,959	Acerinox SA	1,648,982
94,359	ACS Actividades de Construccion y Servicios SA	4,525,026
34,407	Aena SME SA(2)	7,625,282
57,626	Amadeus IT Group SA	4,177,497
114,169	Atresmedia Corp. de Medios de Comunicacion SA	541,349
1,267,056	Banco Bilbao Vizcaya Argentaria SA	12,613,127
2,755,859	Banco Santander SA	13,463,447
1,210,744	CaixaBank SA	7,377,982
46,060	CIE Automotive SA	1,235,958
255,045	Endesa SA	5,504,141
53,894	Grupo Catalana Occidente SA	2,210,094
972,895	Iberdrola SA	14,451,900
145,052	Indra Sistemas SA	2,557,191
12,887	Laboratorios Farmaceuticos Rovi SA	1,094,751
108,084	Redeia Corp. SA	2,001,246
429,202	Repsol SA	5,372,908
		86,400,881
	Sweden - 2.5%
82,686	Betsson AB Class B	1,099,836
107,406	Billerud Aktiebolag	953,669
246,792	Essity AB Class B	6,967,449
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Sweden - 2.5% - (continued)
10,771	Loomis AB	$337,446
91,810	Securitas AB Class B	1,080,042
479,006	Skandinaviska Enskilda Banken AB Class A	6,765,124
82,530	Skanska AB Class B	1,680,150
102,189	SKF AB Class B	1,938,314
459,577	Swedbank AB Class A	9,325,057
69,068	Swedish Orphan Biovitrum AB*	2,158,669
328,149	Tele2 AB Class B	3,438,703
717,147	Telefonaktiebolaget LM Ericsson Class B	6,012,637
1,391,375	Telia Co. AB(1)	4,046,576
297,241	Volvo AB Class B	7,742,182
		53,545,854
	Switzerland - 1.6%
344	dormakaba Holding AG	262,311
244,935	Novartis AG	26,576,978
10,577	Swissquote Group Holding SA	3,597,977
134,777	UBS Group AG	4,122,557
		34,559,823
	Taiwan - 5.0%
136,000	Asustek Computer, Inc.	2,401,475
178,000	Bizlink Holding, Inc.	2,565,963
290,000	Catcher Technology Co. Ltd.	2,110,667
655,000	Cathay Financial Holding Co. Ltd.	1,383,323
471,000	Chenbro Micom Co. Ltd.	4,053,629
534,000	Delta Electronics, Inc.	6,595,367
97,000	Depo Auto Parts Ind Co. Ltd.	723,638
218,000	Elite Material Co. Ltd.	2,781,540
644,000	Evergreen Marine Corp. Taiwan Ltd.	4,080,454
133,000	Genius Electronic Optical Co. Ltd.	1,832,955
401,000	Gold Circuit Electronics Ltd.	2,303,574
2,552,000	Hon Hai Precision Industry Co. Ltd.	16,357,616
66,000	King Slide Works Co. Ltd.	2,479,488
120,000	Lotes Co. Ltd.	6,103,010
361,400	Makalot Industrial Co. Ltd.	3,877,268
318,000	MediaTek, Inc.	12,379,157
54,000	Pegavision Corp.	625,930
950,000	Quanta Computer, Inc.	8,627,271
227,000	Realtek Semiconductor Corp.	3,330,649
224,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,024,524
1,095,000	Tripod Technology Corp.	6,463,322
3,055,000	United Microelectronics Corp.	4,407,590
621,000	Wistron Corp.	2,087,284
335,000	Yang Ming Marine Transport Corp.	687,762
		105,283,456
	Thailand - 0.4%
533,700	Advanced Info Service PCL NVDR	4,344,292
249,000	Bangkok Bank PCL NVDR	1,083,698
4,393,200	Krung Thai Bank PCL NVDR	2,668,308
		8,096,298
	United Kingdom - 9.8%
63,937	4imprint Group PLC	4,211,571
282,797	AG Barr PLC	2,271,787
50,479	AJ Bell PLC	289,326
281,321	Assura PLC REIT	146,659
94,951	AstraZeneca PLC	13,510,918
125,138	Balfour Beatty PLC	717,726
3,640,095	Barclays PLC	11,158,726
699,994	Beazley PLC	6,823,729
31,897	Bellway PLC	1,166,436
546,401	Britvic PLC	9,016,000
602,190	Direct Line Insurance Group PLC	1,273,342
259,752	Domino's Pizza Group PLC	1,008,831
167,259	Dunelm Group PLC	2,396,751
213,039	Gamma Communications PLC	4,362,288
236,268	Hargreaves Lansdown PLC	3,315,744
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	United Kingdom - 9.8% - (continued)
27,341	Hill & Smith PLC	$715,103
2,559,780	HSBC Holdings PLC	23,530,608
69,541	IG Group Holdings PLC	804,633
291,324	IMI PLC	6,204,990
36,867	InterContinental Hotels Group PLC	4,066,340
126,974	Intertek Group PLC	7,622,445
2,934,540	ITV PLC	2,794,591
12,831,936	Lloyds Banking Group PLC	8,807,846
766,998	Mitie Group PLC	1,150,601
1,201,621	MONY Group PLC	2,910,145
2,259,135	NatWest Group PLC	10,704,350
132,279	Next PLC	16,735,221
105,631	Norcros PLC	373,204
477,118	Rotork PLC	1,851,509
304,933	Smiths Group PLC	6,017,193
31,037	Spectris PLC	1,010,533
310,018	SSE PLC	7,044,661
926,459	Standard Chartered PLC	10,743,577
66,774	Subsea 7 SA	1,026,306
602,828	Taylor Wimpey PLC	1,139,756
315,443	Unilever PLC	19,242,673
504,793	United Utilities Group PLC	6,661,980
308,758	WPP PLC	3,245,333
125,681	Zigup PLC	573,083
		206,646,515
	United States - 5.3%
1,126,180	BP PLC	5,507,943
46,600	Genpact Ltd.	1,778,722
385,654	GSK PLC	6,964,362
95,580	Holcim AG	9,386,020
88,264	Roche Holding AG	27,353,315
246,639	Sanofi SA	26,064,753
693,377	Shell PLC	23,229,158
81,784	Swiss Re AG	10,442,780
161,484	TI Fluid Systems PLC(2)	354,400
		111,081,453
	Total Common Stocks (cost $1,836,675,438)	$2,090,695,048
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
2,128,398	Banco Bradesco SA (Preference Shares)(5)	$5,290,712
1,701,553	Cia De Sanena Do Parana (Preference Shares)(5)	1,630,646
584,800	Marcopolo SA (Preference Shares)(5)	855,820
304,600	Petroleo Brasileiro SA (Preference Shares)(5)	1,892,125
		9,669,303
	Germany - 0.5%
23,754	FUCHS SE (Preference Shares)(5)	1,108,646
106,650	Henkel AG & Co. KGaA (Preference Shares)(5)	9,235,134
		10,343,780
	Total Preferred Stocks (cost $21,600,870)	$20,013,083
	Total Long-Term Investments (cost $1,858,276,308)	$2,110,708,131
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
1,553,742	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(6)	$1,553,742
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
5,179,142	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(6)		$5,179,142
1,553,743	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(6)		1,553,743
1,553,743	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(6)		1,553,743
	Total Short-Term Investments (cost $9,840,370)		$9,840,370
	Total Investments (cost $1,868,116,678)	100.5%	$2,120,548,501
	Other Assets and Liabilities	(0.5)%	(10,224,855)
	Net Assets	100.0%	$2,110,323,646
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$49,710,643, representing 2.4% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of this security was $1,749,378, representing 0.1% of net assets.

(5)	Currently no rate available.
(6)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,922,200	EUR	10,712,181	USD	JPM	12/04/2024	$96,066
68,979,977	USD	63,292,100	EUR	JPM	12/04/2024	35,927
18,190,884	USD	16,767,600	EUR	UBS	12/04/2024	(74,053)
21,716,444	USD	16,734,500	GBP	MSC	12/04/2024	139,355
17,432,517	USD	13,487,000	GBP	BOA	12/04/2024	42,681
10,749,331	USD	1,634,896,350	JPY	JPM	12/04/2024	(58,996)
13,140,339	USD	1,998,206,650	JPY	BOA	12/04/2024	(69,839)
31,127,307	USD	4,748,175,000	JPY	MSC	12/04/2024	(262,957)
Total foreign currency contracts						$(151,816)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$73,904,983	$—	$73,904,983	$—
Austria	9,167,427	599,525	8,567,902	—
Belgium	10,627,919	—	10,627,919	—
Brazil	9,699,277	9,699,277	—	—
Burkina Faso	7,506,743	—	7,506,743	—
Canada	123,987,445	123,987,445	—	—
China	162,682,279	16,604,815	146,077,464	—
Denmark	9,374,798	1,504,240	7,870,558	—
Egypt	1,779,226	1,779,226	—	—
Finland	16,688,089	4,060,956	12,627,133	—
France	146,610,470	—	146,610,470	—
Georgia	799,160	799,160	—	—
Germany	109,231,600	—	109,231,600	—
Greece	19,039,344	3,969,424	15,069,920	—
Hong Kong	3,604,416	—	3,604,416	—
Hungary	16,820,390	9,067,913	7,752,477	—
India	31,792,635	—	31,792,635	—
Indonesia	18,889,718	1,127,429	17,762,289	—
Ireland	6,558,765	—	6,558,765	—
Italy	99,671,850	—	99,671,850	—
Japan	348,754,660	1,059,039	347,695,621	—
Jordan	887,555	—	887,555	—
Malaysia	15,752,882	2,146,749	13,606,133	—
Mexico	16,525,443	16,525,443	—	—
Netherlands	38,135,023	19,824,314	18,310,709	—
Norway	23,532,525	710,867	22,821,658	—
Philippines	6,290,721	2,851,540	3,439,181	—
Poland	5,648,286	—	5,648,286	—
Portugal	1,734,197	—	1,734,197	—
Romania	3,021,536	3,021,536	—	—
Singapore	30,431,911	—	30,431,911	—
South Africa	16,222,919	9,001,291	7,221,628	—
South Korea	99,706,576	—	99,706,576	—
Spain	86,400,881	2,210,094	84,190,787	—
Sweden	53,545,854	13,664,657	39,881,197	—
Switzerland	34,559,823	—	34,559,823	—
Taiwan	105,283,456	—	105,283,456	—
Thailand	8,096,298	—	8,096,298	—
United Kingdom	206,646,515	10,189,598	196,456,917	—
United States	111,081,453	2,133,122	108,948,331	—
Preferred Stocks	20,013,083	9,669,303	10,343,780	—
Short-Term Investments	9,840,370	9,840,370	—	—
Foreign Currency Contracts(2)	314,029	—	314,029	—
Total	$2,120,862,530	$276,047,333	$1,844,815,197	$—
Liabilities
Foreign Currency Contracts(2)	$(465,845)	$—	$(465,845)	$—
Total	$(465,845)	$—	$(465,845)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders International Stock Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 1.8%
1,920,326	Rio Tinto PLC	$124,106,851
	Austria - 1.8%
2,136,563	Erste Group Bank AG	120,856,155
	Brazil - 3.4%
59,816	MercadoLibre, Inc.*	121,855,959
7,169,865	NU Holdings Ltd. Class A*	108,193,263
		230,049,222
	China - 4.8%
2,140,769	Contemporary Amperex Technology Co. Ltd. Class A	74,299,543
2,809,600	Tencent Holdings Ltd.	146,498,414
9,251,899	Tencent Music Entertainment Group ADR	102,973,636
		323,771,593
	Denmark - 3.5%
1,405,481	Novo Nordisk AS Class B	157,645,762
4,167,532	Vestas Wind Systems AS*	79,422,019
		237,067,781
	France - 3.8%
498,654	EssilorLuxottica SA	116,963,226
1,239,462	Legrand SA	139,896,061
		256,859,287
	Germany - 8.6%
3,231,445	Infineon Technologies AG	102,193,261
1,348,024	SAP SE	314,743,227
818,059	Siemens AG	159,153,218
		576,089,706
	Indonesia - 1.6%
160,302,600	Bank Central Asia Tbk. PT	104,689,497
	Italy - 1.5%
6,122,417	FinecoBank Banca Fineco SpA	97,739,083
	Japan - 13.1%
1,739,200	Bridgestone Corp.	61,976,554
1,796,000	ITOCHU Corp.	88,844,215
218,600	Keyence Corp.	98,678,950
13,900,200	Mitsubishi UFJ Financial Group, Inc.	146,511,363
6,738,100	MS&AD Insurance Group Holdings, Inc.	149,042,253
1,984,200	Recruit Holdings Co. Ltd.	121,160,258
230,200	Shimano, Inc.	33,818,593
166,900	SMC Corp.	70,856,755
5,582,700	Terumo Corp.	106,324,190
		877,213,131
	Netherlands - 2.3%
231,837	ASML Holding NV	156,056,679
	Norway - 1.3%
4,080,520	DNB Bank ASA	84,560,489
	South Korea - 2.1%
3,242,344	Samsung Electronics Co. Ltd.	137,673,121
	Spain - 3.0%
12,609,092	Bankinter SA	102,870,116
6,564,792	Iberdrola SA	97,516,913
		200,387,029
	Sweden - 1.5%
9,580,257	Svenska Handelsbanken AB Class A	99,545,000
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Switzerland - 4.0%
12,801	Chocoladefabriken Lindt & Spruengli AG		$151,003,294
812,981	Cie Financiere Richemont SA Class A		118,370,329
			269,373,623
	Taiwan - 4.2%
8,902,000	Taiwan Semiconductor Manufacturing Co. Ltd.		279,162,105
	United Kingdom - 14.5%
764,277	AstraZeneca PLC		108,751,715
3,039,977	Bunzl PLC		133,833,674
3,784,819	Diageo PLC		116,881,901
147,838,497	Lloyds Banking Group PLC		101,476,406
1,950,159	Reckitt Benckiser Group PLC		118,304,534
3,941,905	RELX PLC		180,774,540
3,416,271	Unilever PLC		208,399,566
			968,422,336
	United States - 21.2%
345,571	ARM Holdings PLC ADR*(1)		48,829,182
31,663	Booking Holdings, Inc.		148,064,104
523,558	Ferguson Enterprises, Inc.		103,004,801
7,350,965	GSK PLC		132,747,959
26,628,761	Haleon PLC		127,979,634
1,364,273	Liberty Media Corp.-Liberty Formula One Class C*		108,923,556
288,080	Lululemon Athletica, Inc.*		85,819,032
600,643	Roche Holding AG		186,141,319
1,196,491	Sanofi SA		126,444,892
609,609	Schneider Electric SE		157,918,387
5,671,588	Shell PLC		190,887,742
			1,416,760,608
	Total Common Stocks (cost $5,501,196,668)		$6,560,383,296
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
3,321,675	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		$3,321,675
11,072,250	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)		11,072,250
3,321,675	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)		3,321,675
3,321,675	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		3,321,675
	Total Short-Term Investments (cost $21,037,275)		$21,037,275
	Total Investments (cost $5,522,233,943)	98.3%	$6,581,420,571
	Other Assets and Liabilities	1.7%	113,759,920
	Net Assets	100.0%	$6,695,180,491
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
October 31, 2024

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$124,106,851	$—	$124,106,851	$—
Austria	120,856,155	—	120,856,155	—
Brazil	230,049,222	230,049,222	—	—
China	323,771,593	102,973,636	220,797,957	—
Denmark	237,067,781	—	237,067,781	—
France	256,859,287	—	256,859,287	—
Germany	576,089,706	—	576,089,706	—
Indonesia	104,689,497	104,689,497	—	—
Italy	97,739,083	—	97,739,083	—
Japan	877,213,131	—	877,213,131	—
Netherlands	156,056,679	—	156,056,679	—
Norway	84,560,489	—	84,560,489	—
South Korea	137,673,121	—	137,673,121	—
Spain	200,387,029	—	200,387,029	—
Sweden	99,545,000	—	99,545,000	—
Switzerland	269,373,623	—	269,373,623	—
Taiwan	279,162,105	—	279,162,105	—
United Kingdom	968,422,336	—	968,422,336	—
United States	1,416,760,608	494,640,675	922,119,933	—
Short-Term Investments	21,037,275	21,037,275	—	—
Total	$6,581,420,571	$953,390,305	$5,628,030,266	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Australia - 2.3%
348	Rio Tinto Ltd.	$27,324
	Belgium - 1.0%
578	Azelis Group NV	11,580
	China - 7.2%
3,000	BOC Hong Kong Holdings Ltd.	9,794
4,000	China Mengniu Dairy Co. Ltd.	8,958
4,600	China Pacific Insurance Group Co. Ltd. Class H	15,975
300	Contemporary Amperex Technology Co. Ltd. Class A	10,412
3,600	H World Group Ltd.	13,251
2,600	Sany Heavy Industry Co. Ltd. Class A	6,674
300	Tencent Holdings Ltd.	15,643
800	WuXi AppTec Co. Ltd. Class H(1)	5,320
		86,027
	Denmark - 3.8%
253	Novo Nordisk AS Class B	28,378
268	Novonesis (Novozymes) B Class B	16,841
		45,219
	Finland - 1.6%
862	Stora Enso OYJ Class R	9,620
315	UPM-Kymmene OYJ	9,269
		18,889
	France - 3.4%
63	Airbus SE	9,610
82	EssilorLuxottica SA	19,234
109	Publicis Groupe SA	11,585
		40,429
	Germany - 7.8%
150	Beiersdorf AG	20,249
406	GEA Group AG	19,998
129	SAP SE	30,120
121	Siemens AG	23,540
		93,907
	India - 3.5%
437	HDFC Bank Ltd.	8,982
152	HDFC Bank Ltd. ADR	9,581
481	ICICI Bank Ltd. ADR	14,627
9,350	NHPC Ltd.	9,154
		42,344
	Indonesia - 1.2%
33,100	Bank Mandiri Persero Tbk. PT	14,051
	Ireland - 1.2%
1,540	Bank of Ireland Group PLC	14,273
	Italy - 1.4%
3,996	Intesa Sanpaolo SpA	17,103
	Japan - 20.0%
200	Chugai Pharmaceutical Co. Ltd.	9,516
200	Cosmos Pharmaceutical Corp.	9,613
100	Daikin Industries Ltd.	12,006
100	Disco Corp.	28,453
200	Harmonic Drive Systems, Inc.	3,635
400	Ibiden Co. Ltd.	12,706
200	Isuzu Motors Ltd.	2,586
300	Kyudenko Corp.	10,770
400	Makita Corp.	13,061
800	Mitsubishi UFJ Financial Group, Inc.	8,432
100	Nitori Holdings Co. Ltd.	12,735
1,500	NTT Data Group Corp.	23,730
900	ORIX Corp.	18,963
200	Sumitomo Forestry Co. Ltd.	7,705
500	Sumitomo Realty & Development Co. Ltd.	14,832
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Japan - 20.0% - (continued)
2,400	Suzuki Motor Corp.	$23,816
300	Toyota Industries Corp.	20,797
100	Visional, Inc.*	5,351
		238,707
	Netherlands - 2.5%
26	ASM International NV	14,521
24	ASML Holding NV	16,155
		30,676
	Norway - 1.6%
929	DNB Bank ASA	19,252
	Philippines - 1.1%
23,300	Ayala Land, Inc.	13,071
	Portugal - 1.0%
2,993	EDP - Energias de Portugal SA	11,783
	Singapore - 2.0%
700	Oversea-Chinese Banking Corp. Ltd.	8,031
6,700	Singapore Telecommunications Ltd.	15,807
		23,838
	South Korea - 3.6%
263	Hana Financial Group, Inc.	11,347
28	Hyundai Motor Co.	4,313
330	Samsung Electronics Co. Ltd.	14,012
101	SK Hynix, Inc.	13,222
		42,894
	Spain - 0.4%
483	Acerinox SA	4,426
	Sweden - 3.7%
332	Assa Abloy AB Class B	10,399
1,227	Skandinaviska Enskilda Banken AB Class A	17,330
620	SKF AB Class B	11,760
438	Svenska Handelsbanken AB Class A	4,551
		44,040
	Switzerland - 1.0%
80	Cie Financiere Richemont SA Class A	11,648
	Taiwan - 6.9%
2,000	Hon Hai Precision Industry Co. Ltd.	12,819
930	MediaTek, Inc.	36,203
175	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,345
		82,367
	Thailand - 1.4%
20,400	Bangkok Dusit Medical Services PCL Class F	16,776
	United Kingdom - 9.1%
5,682	ConvaTec Group PLC(1)	15,673
266	Reckitt Benckiser Group PLC	16,137
284	RELX PLC	13,024
856	SSE PLC	19,451
2,145	Standard Chartered PLC	24,874
507	Whitbread PLC	19,726
		108,885
	United States - 8.1%
100	CSL Ltd.	18,775
2,759	Haleon PLC	13,260
429	Newmont Corp. CDI	19,879
33	Roche Holding AG	10,227
345	Shell PLC	11,519
The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	United States - 8.1% - (continued)
558	Stellantis NV		$7,646
124	Swiss Re AG		15,833
			97,139
	Total Common Stocks (cost $1,045,382)		$1,156,648
	Total Investments (cost $1,045,382)	96.8%	$1,156,648
	Other Assets and Liabilities	3.2%	38,693
	Net Assets	100.0%	$1,195,341
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$20,993, representing 1.8% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$27,324	$—	$27,324	$—
Belgium	11,580	—	11,580	—
China	86,027	—	86,027	—
Denmark	45,219	—	45,219	—
Finland	18,889	—	18,889	—
France	40,429	—	40,429	—
Germany	93,907	—	93,907	—
India	42,344	24,208	18,136	—
Indonesia	14,051	—	14,051	—
Ireland	14,273	—	14,273	—
Italy	17,103	—	17,103	—
Japan	238,707	—	238,707	—
Netherlands	30,676	—	30,676	—
Norway	19,252	—	19,252	—
Philippines	13,071	—	13,071	—
Portugal	11,783	—	11,783	—
Singapore	23,838	—	23,838	—
South Korea	42,894	—	42,894	—
Spain	4,426	—	4,426	—
Sweden	44,040	—	44,040	—
Switzerland	11,648	—	11,648	—
Taiwan	82,367	33,345	49,022	—
Thailand	16,776	16,776	—	—
United Kingdom	108,885	—	108,885	—
United States	97,139	—	97,139	—
Total	$1,156,648	$74,329	$1,082,319	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.1%
	Aerospace/Defense - 0.3%
$ 4,170,000	Boeing Co. 6.53%, 05/01/2034(1)	$4,396,629
	Commercial Banks - 0.3%
3,630,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	3,710,357
	Diversified Financial Services - 0.4%
2,270,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	2,320,582
2,023,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	2,053,976
920,000	MMH Master LLC 6.38%, 02/01/2034(1)	951,547
		5,326,105
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024	796,037
	Total Corporate Bonds (cost $13,793,878)	$14,229,128
MUNICIPAL BONDS - 86.6%
	Alabama - 1.4%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(3)	$6,239,586
3,495,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	3,783,382
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	3,201,727
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,312,372
		18,537,067
	Arizona - 0.3%
3,920,000	Arizona Industrial Dev Auth, AZ, Rev 5.00%, 02/01/2058(3)	4,037,900
	Arkansas - 0.3%
3,520,000	Arkansas Dev Finance Auth, AR, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,692,037
	California - 6.2%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM) 5.00%, 10/01/2052	1,024,185
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	1,464,127
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,530,827
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	9,895,722
2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	2,568,098
8,700,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	8,043,116
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(4)	712,393
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	5,305,291
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,415,921
730,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	789,453
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	351,002
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,401,326
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	California - 6.2% - (continued)
$ 12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	$12,907,010
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,716,474
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,722,114
	Washington Township Health Care Dist, CA, GO,
430,000	(AGM) 4.50%, 08/01/2053	439,928
775,000	5.50%, 08/01/2053	864,371
		80,151,358
	Colorado - 1.8%
3,820,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	3,822,881
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,794,362
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,250,390
	Colorado Housing & Finance Auth, CO, Rev
2,410,000	3.50%, 11/01/2043(3)	2,416,203
2,015,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	2,002,185
		23,286,021
	Connecticut - 0.1%
1,090,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	1,095,046
	District of Columbia - 1.4%
	Dist of Columbia Housing Finance Agency, DC, Rev
2,675,000	3.65%, 07/01/2028(3)	2,692,037
3,460,000	5.00%, 12/01/2028(3)	3,619,602
3,975,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	4,349,092
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,634,658
		18,295,389
	Florida - 2.5%
275,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(3)	274,820
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	1,751,418
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	11,132,697
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	2,014,363
3,120,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(3)	3,140,179
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,254,752
	Florida Housing Finance Corp., FL, Rev,
205,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	201,540
1,850,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,812,213
1,425,000	(GNMA) 3.35%, 10/01/2027(3)	1,417,691
1,715,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,703,884
5,165,000	3.80%, 06/01/2042(3)	5,201,259
The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Florida - 2.5% - (continued)
$ 320,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	$320,011
1,510,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	1,509,797
		32,734,624
	Georgia - 2.4%
	Main Street Natural Gas, Inc., GA, Rev
8,250,000	4.00%, 03/01/2050(3)	8,315,569
1,520,000	4.00%, 05/01/2052(3)	1,539,277
11,385,000	5.00%, 12/01/2053(3)	12,101,105
6,650,000	5.00%, 05/01/2054(3)	7,090,693
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,563,408
		31,610,052
	Hawaii - 0.0%
585,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	638,776
	Illinois - 1.4%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,476,347
	Illinois Housing Dev Auth, IL, Rev,
3,165,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	3,095,919
2,010,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,965,144
4,280,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	4,276,064
605,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	612,088
630,000	(HUD) 5.00%, 02/01/2027(3)	641,514
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(4)	79,290
		18,146,366
	Indiana - 0.4%
	Indiana Housing & Community Dev Auth, IN, Rev,
985,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	966,447
355,000	(GNMA) 4.00%, 07/01/2048	355,307
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,454,546
		5,776,300
	Iowa - 1.9%
	Iowa Finance Auth, IA, Rev,
5,470,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	5,323,884
5,065,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,937,549
960,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	948,208
285,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	285,198
11,145,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	11,192,451
1,985,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	2,078,538
		24,765,828
	Kentucky - 2.0%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(3)	10,483,145
14,635,000	5.25%, 04/01/2054(3)	15,892,919
		26,376,064
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Louisiana - 1.8%
	Louisiana Housing Corp., LA, Rev,
$ 1,860,000	(FHA) 3.75%, 08/01/2027(3)	$1,872,972
2,290,000	3.75%, 02/01/2028(3)	2,309,309
195,000	4.50%, 12/01/2047	196,617
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,072,959
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,696,960
		23,148,817
	Maryland - 0.1%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,796,750
	Massachusetts - 1.0%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	542,835
4,040,000	5.00%, 05/01/2053	4,312,897
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,718,928
		12,574,660
	Michigan - 3.9%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,342,388
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,052,548
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,508,402
1,190,000	Great Lakes Water Auth, Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	1,297,086
1,190,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.25%, 07/01/2053	1,297,086
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,877,177
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,471,104
1,415,000	Michigan State Housing Dev Auth, MI, Rev 3.80%, 07/01/2041(3)	1,422,578
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,197,381
15,180,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	16,090,908
10,770,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	11,756,001
		50,312,659
	Minnesota - 0.8%
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,027,227
7,145,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	7,020,919
850,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	850,355
		9,898,501
	Mississippi - 0.1%
890,000	Mississippi Home Corp., MS, Rev, (FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	879,636
	Missouri - 1.0%
4,775,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	4,941,253
	Missouri Housing Dev Commission, MO, Rev,
2,515,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,465,947
1,350,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,332,774
The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Missouri - 1.0% - (continued)
$ 835,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	$829,479
905,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	910,376
780,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	790,066
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,934,901
		13,204,796
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
2,410,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	2,363,482
455,000	4.00%, 09/01/2048	455,398
		2,818,880
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	601,838
650,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	652,690
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,704,428
		4,958,956
	New Jersey - 0.2%
2,260,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	2,257,208
140,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	142,115
		2,399,323
	New Mexico - 1.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,705,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,652,129
8,440,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	8,262,448
1,060,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	1,061,682
450,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	451,594
10,995,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	11,143,212
		23,571,065
	New York - 6.0%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,909,288
7,450,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2053	8,137,214
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	2,032,622
13,810,000	4.00%, 02/01/2051	13,397,831
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,114,705
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,505,426
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(3)	8,222,816
1,190,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(3)	1,190,622
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,815,636
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	New York - 6.0% - (continued)
$ 7,180,000	5.25%, 05/15/2064	$7,808,931
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,919,376
4,740,000	5.00%, 05/15/2051	4,993,429
		78,047,896
	North Carolina - 1.0%
1,485,000	Asheville Housing Auth, NC, Rev, (HUD) 5.00%, 11/01/2026(3)	1,506,833
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	11,105,722
		12,612,555
	Ohio - 1.7%
2,425,000	Cuyahoga Metropolitan Housing Auth, OH, Rev 3.45%, 02/01/2028(3)	2,431,904
	Ohio Housing Finance Agency, OH, Rev
2,825,000	3.00%, 03/01/2052	2,769,613
2,230,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	2,203,154
5,335,000	(HUD) 3.85%, 07/01/2025	5,337,379
2,900,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,923,656
2,585,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,675,453
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(4)	1,000,474
1,395,000	0.00%, 02/15/2041(4)	706,987
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,719,421
		21,768,041
	Oklahoma - 0.0%
660,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	663,359
	Pennsylvania - 0.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	909,354
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM) 4.25%, 12/01/2047	3,966,947
		4,876,301
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	3,053,008
2,915,000	5.25%, 05/15/2054	3,080,513
		6,133,521
	South Carolina - 3.3%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,604,565
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	20,965,739
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,678,729
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	286,612
		42,535,645
	Tennessee - 4.5%
	Chattanooga Health Educational & Housing Facility Board, TN, Rev
1,390,000	3.80%, 12/01/2029(3)	1,404,774
3,460,000	5.25%, 12/01/2054	3,690,870
The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Tennessee - 4.5% - (continued)
$ 10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	$11,058,382
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,724,944
3,410,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD) 3.55%, 12/01/2027(3)	3,429,661
340,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD) 3.00%, 12/01/2026(3)	339,841
2,080,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(3)	2,091,996
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
7,540,000	(HUD) 3.50%, 02/01/2048(3)	7,506,537
10,500,000	3.85%, 02/01/2045(3)	10,485,919
5,655,000	(FNMA) 4.60%, 12/01/2044	5,664,895
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	260,976
1,745,000	5.00%, 07/01/2052	1,833,869
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	7,975,723
620,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	625,845
		59,094,232
	Texas - 34.5%
4,760,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	4,563,557
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,675,161
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,531,325
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,648,551
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,628,732
3,770,000	(PSF-GTD) 5.00%, 08/15/2033	4,015,444
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,320,893
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	9,148,389
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,912,183
8,700,000	4.25%, 02/15/2053	8,562,316
1,825,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	1,834,126
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,727,945
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	6,920,967
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,826,319
	City of Dallas Housing Finance Corp., TX, Rev,
1,250,000	(FHA) 5.00%, 08/01/2027(3)	1,285,480
665,000	5.00%, 10/01/2028(3)	697,818
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	595,100
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,343,711
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,946,771
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,291,843
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Texas - 34.5% - (continued)
$ 8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	$7,803,284
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD) 5.00%, 02/15/2048	2,232,146
5,755,000	(PSF-GTD) 5.00%, 02/15/2053	6,095,364
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	306,942
16,965,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	16,833,548
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,900,230
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	13,149,221
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	20,547,603
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,286,111
13,015,000	Dripping Springs Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	13,772,421
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	14,472,176
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,421,851
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,643,997
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,559,910
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	1,041,987
2,710,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(3)	2,731,536
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,623,657
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	6,423,794
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,959,874
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,654,865
8,605,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(3)	8,624,375
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,474,826
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,332,904
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,870,174
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	4,023,460
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	13,184,474
4,845,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(3)	4,854,484
9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	9,179,468
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,536,583
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,491,044
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,139,040
	New Caney Independent School Dist, TX, GO,
690,000	(PSF-GTD) 4.00%, 02/15/2054	657,077
17,030,000	(PSF-GTD) 5.00%, 02/15/2053	18,213,103
The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Texas - 34.5% - (continued)
$ 400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	$419,981
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,760,240
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,888,429
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,430,293
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,434,821
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	11,481,575
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,874,340
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	7,308,317
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,111,554
	San Antonio Housing Trust Public Facility Corp., TX, Rev
3,155,000	3.45%, 07/01/2029(3)	3,166,161
315,000	5.00%, 09/01/2028(3)	329,633
470,000	(FNMA) 5.00%, 10/01/2028(3)	491,726
7,875,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	8,329,420
11,995,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	11,512,963
7,720,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	7,715,617
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,282,397
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,775,051
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,499,636
	Texas Department of Housing & Community Affairs, TX, Rev,
1,720,000	(GNMA) 3.00%, 01/01/2052	1,682,458
65,000	(GNMA) 3.00%, 03/01/2052	63,406
5,650,000	(HUD) 3.25%, 08/01/2028(3)	5,637,248
1,345,000	(GNMA) 3.50%, 03/01/2051	1,332,468
800,000	(GNMA) 4.00%, 03/01/2050	805,534
440,000	(GNMA) 4.75%, 03/01/2049	443,673
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,302,676
22,620,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	24,359,817
2,145,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	2,155,758
	Texas Water Dev Board, TX, Rev
2,370,000	4.80%, 10/15/2052	2,476,174
6,355,000	5.25%, 10/15/2051	6,944,963
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,789,447
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	2,067,828
		449,391,764
	Utah - 0.1%
1,430,000	Utah Housing Corp., UT, Rev 3.70%, 08/01/2043(3)	1,440,772
	Virginia - 0.9%
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,194,826
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.6% - (continued)
	Virginia - 0.9% - (continued)
$ 3,600,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	$3,621,251
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,429,992
		11,246,069
	Washington - 0.3%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,573,674
	Washington State Housing Finance Commission, WA, Rev
1,200,000	4.00%, 12/01/2048	1,201,665
745,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	748,088
		4,523,427
	Wyoming - 0.0%
490,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	490,451
	Total Municipal Bonds (cost $1,121,167,833)	$1,127,530,904
U.S. GOVERNMENT AGENCIES - 2.0%
	Mortgage-Backed Agencies - 2.0%
	Federal Home Loan Mortgage Corp. - 1.3%
11,454,144	4.16%, 05/25/2041(3)	$11,298,903
4,775,504	4.56%, 04/25/2042(1)(3)	4,999,147
		16,298,050
	Federal National Mortgage Association - 0.7%
9,590,784	6.00%, 09/01/2054	9,653,272
	Total U.S. Government Agencies (cost $26,687,269)	$25,951,322
U.S. GOVERNMENT SECURITIES - 5.3%
	U.S. Treasury Securities - 5.3%
	U.S. Treasury Bonds - 5.3%
1,088,600	4.13%, 08/15/2044	$1,022,263
48,159,000	4.50%, 02/15/2044	47,632,261
20,343,000	4.75%, 11/15/2043	20,822,968
	Total U.S. Government Securities (cost $69,417,295)	$69,477,492
	Total Long-Term Investments (cost $1,231,066,275)	$1,237,188,846
SHORT-TERM INVESTMENTS - 4.1%
	U.S. Treasury Securities - 4.1%
	U.S. Treasury Bills - 4.1%
955,000	3.94%, 09/04/2025(5)	$921,204
1,367,000	3.95%, 09/04/2025(5)	1,318,624
1,841,000	3.97%, 09/04/2025(5)	1,775,850
411,000	3.99%, 09/04/2025(5)	396,456
684,000	4.02%, 09/04/2025(5)	659,795
1,358,000	4.14%, 09/04/2025(5)	1,309,943
485,000	4.20%, 09/04/2025(5)	467,837
952,000	4.21%, 09/04/2025(5)	918,311
1,779,000	4.22%, 10/02/2025(5)	1,711,242
21,621,000	4.24%, 10/02/2025(5)	20,797,507
14,922,000	4.24%, 10/02/2025(5)	14,353,656
273,000	4.25%, 09/04/2025(5)	263,339
407,000	4.26%, 09/04/2025(5)	392,597
547,000	4.27%, 10/02/2025(5)	526,166
1,905,000	4.30%, 10/02/2025(5)	1,832,443
The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.1% - (continued)
	U.S. Treasury Securities - 4.1% - (continued)
	U.S. Treasury Bills - 4.1% - (continued)
$ 5,440,000	4.32%, 10/02/2025(5)		$5,232,803
	Total Short-Term Investments (cost $52,918,544)		$52,877,773
	Total Investments (cost $1,283,984,819)	99.1%	$1,290,066,619
	Other Assets and Liabilities	0.9%	12,051,412
	Net Assets	100.0%	$1,302,118,031
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$18,432,238, representing 1.4% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.
(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$14,229,128	$—	$14,229,128	$—
Municipal Bonds	1,127,530,904	—	1,127,530,904	—
U.S. Government Agencies	25,951,322	—	25,951,322	—
U.S. Government Securities	69,477,492	—	69,477,492	—
Short-Term Investments	52,877,773	—	52,877,773	—
Total	$1,290,066,619	$—	$1,290,066,619	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

47

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Banks - 2.7%
205,177	Commerce Bancshares, Inc.	$12,823,562
330,691	Fifth Third Bancorp	14,444,583
		27,268,145
	Capital Goods - 13.6%
97,871	Advanced Drainage Systems, Inc.	14,668,905
173,341	BWX Technologies, Inc.	21,104,267
82,603	Dover Corp.	15,639,226
263,521	Hexcel Corp.	15,466,048
71,291	IDEX Corp.	15,301,900
186,258	Masco Corp.	14,883,877
110,908	Regal Rexnord Corp.	18,470,618
34,899	Trane Technologies PLC	12,918,214
139,587	Trex Co., Inc.*	9,889,739
		138,342,794
	Commercial & Professional Services - 9.3%
377,230	ExlService Holdings, Inc.*	15,719,174
64,344	Leidos Holdings, Inc.	11,785,247
851,774	Rentokil Initial PLC ADR(1)	21,592,471
209,141	Robert Half, Inc.	14,244,593
55,401	Verisk Analytics, Inc.	15,219,763
91,996	Waste Connections, Inc.	16,260,293
		94,821,541
	Consumer Discretionary Distribution & Retail - 1.2%
50,353	Burlington Stores, Inc.*	12,475,963
	Consumer Durables & Apparel - 2.2%
58,562	Garmin Ltd.	11,615,773
52,980	Ralph Lauren Corp.	10,486,331
		22,102,104
	Consumer Services - 4.3%
699,701	Aramark	26,469,689
123,335	Churchill Downs, Inc.	17,279,233
		43,748,922
	Energy - 3.0%
481,952	Coterra Energy, Inc.	11,528,292
92,140	Devon Energy Corp.	3,563,975
86,366	Diamondback Energy, Inc.	15,266,918
		30,359,185
	Equity Real Estate Investment Trusts (REITs) - 6.4%
132,874	Alexandria Real Estate Equities, Inc. REIT	14,822,095
326,962	American Homes 4 Rent Class A, REIT	11,522,141
512,114	Brixmor Property Group, Inc. REIT	13,801,472
193,446	Rexford Industrial Realty, Inc. REIT	8,296,899
256,410	Ventas, Inc. REIT	16,792,291
		65,234,898
	Financial Services - 3.8%
53,072	MarketAxess Holdings, Inc.	15,360,098
15,359	Morningstar, Inc.	5,038,520
127,334	Raymond James Financial, Inc.	18,873,446
		39,272,064
	Food, Beverage & Tobacco - 3.0%
85,039	Hershey Co.	15,101,226
200,109	McCormick & Co., Inc.	15,656,528
		30,757,754
	Health Care Equipment & Services - 6.4%
26,584	Chemed Corp.	14,361,740
145,277	Cooper Cos., Inc.*	15,207,596
133,614	Encompass Health Corp.	13,289,249
153,465	Masimo Corp.*	22,100,495
		64,959,080
	Insurance - 6.7%
53,677	Arthur J Gallagher & Co.	15,093,972
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Insurance - 6.7% - (continued)
126,209	Assurant, Inc.	$24,194,265
64,869	Reinsurance Group of America, Inc.	13,692,549
232,178	Ryan Specialty Holdings, Inc.	15,293,565
		68,274,351
	Materials - 4.2%
136,549	AptarGroup, Inc.	22,927,943
64,479	Avery Dennison Corp.	13,349,087
50,275	Westlake Corp.	6,633,283
		42,910,313
	Media & Entertainment - 4.6%
595,634	Match Group, Inc.*	21,460,693
304,850	Pinterest, Inc. Class A*	9,691,182
100,009	Take-Two Interactive Software, Inc.*	16,173,455
		47,325,330
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
226,627	Exact Sciences Corp.*	15,621,399
38,010	West Pharmaceutical Services, Inc.	11,704,419
		27,325,818
	Semiconductors & Semiconductor Equipment - 2.6%
134,127	Entegris, Inc.	14,044,438
178,755	ON Semiconductor Corp.*	12,600,440
		26,644,878
	Software & Services - 9.9%
157,183	Amdocs Ltd.	13,792,022
135,331	AppLovin Corp. Class A*	22,923,718
261,585	Dolby Laboratories, Inc. Class A	19,069,547
40,226	EPAM Systems, Inc.*	7,588,635
79,146	PTC, Inc.*	14,668,128
124,806	Twilio, Inc. Class A*	10,065,604
72,532	VeriSign, Inc.*	12,826,559
		100,934,213
	Technology Hardware & Equipment - 7.2%
238,469	Ciena Corp.*	15,145,166
29,489	Motorola Solutions, Inc.	13,250,882
224,844	Pure Storage, Inc. Class A*	11,253,443
38,494	Teledyne Technologies, Inc.*	17,527,088
43,995	Zebra Technologies Corp. Class A*	16,804,770
		73,981,349
	Utilities - 2.6%
220,352	Alliant Energy Corp.	13,221,120
188,547	CMS Energy Corp.	13,124,757
		26,345,877
	Total Common Stocks (cost $693,552,108)	$983,084,579
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
38,625	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	$38,625
128,750	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)	128,750
38,625	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)	38,625
The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
38,625	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		$38,625
	Total Short-Term Investments (cost $244,625)		$244,625
	Total Investments (cost $693,796,733)	96.4%	$983,329,204
	Other Assets and Liabilities	3.6%	36,997,680
	Net Assets	100.0%	$1,020,326,884
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$27,268,145	$27,268,145	$—	$—
Capital Goods	138,342,794	138,342,794	—	—
Commercial & Professional Services	94,821,541	94,821,541	—	—
Consumer Discretionary Distribution & Retail	12,475,963	12,475,963	—	—
Consumer Durables & Apparel	22,102,104	22,102,104	—	—
Consumer Services	43,748,922	43,748,922	—	—
Energy	30,359,185	30,359,185	—	—
Equity Real Estate Investment Trusts (REITs)	65,234,898	65,234,898	—	—
Financial Services	39,272,064	39,272,064	—	—
Food, Beverage & Tobacco	30,757,754	30,757,754	—	—
Health Care Equipment & Services	64,959,080	64,959,080	—	—
Insurance	68,274,351	68,274,351	—	—
Materials	42,910,313	42,910,313	—	—
Media & Entertainment	47,325,330	47,325,330	—	—
Pharmaceuticals, Biotechnology & Life Sciences	27,325,818	27,325,818	—	—
Semiconductors & Semiconductor Equipment	26,644,878	26,644,878	—	—
Software & Services	100,934,213	100,934,213	—	—
Technology Hardware & Equipment	73,981,349	73,981,349	—	—
Utilities	26,345,877	26,345,877	—	—
Short-Term Investments	244,625	244,625	—	—
Total	$983,329,204	$983,329,204	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Automobiles & Components - 1.3%
44,881	Fox Factory Holding Corp.*	$1,615,267
13,037	Patrick Industries, Inc.	1,642,401
		3,257,668
	Banks - 8.6%
131,844	First BanCorp	2,541,952
56,719	First Merchants Corp.	2,101,439
89,665	Pacific Premier Bancorp, Inc.	2,287,354
28,034	QCR Holdings, Inc.	2,217,490
114,923	Seacoast Banking Corp. of Florida	3,068,444
30,784	SouthState Corp.	3,002,364
52,496	TriCo Bancshares	2,243,154
79,022	United Community Banks, Inc.	2,248,966
78,327	Veritex Holdings, Inc.	2,114,829
		21,825,992
	Capital Goods - 15.4%
34,722	Albany International Corp. Class A	2,358,318
22,417	Enpro, Inc.	3,264,139
39,602	ESCO Technologies, Inc.	4,971,635
218,280	Hayward Holdings, Inc.*	3,549,233
48,313	Helios Technologies, Inc.	2,228,679
66,527	Hexcel Corp.	3,904,470
248,440	Janus International Group, Inc.*	1,828,518
102,357	Kornit Digital Ltd.*	2,342,952
33,492	McGrath RentCorp	3,808,040
67,371	Primoris Services Corp.	4,218,772
21,507	Simpson Manufacturing Co., Inc.	3,866,744
45,223	V2X, Inc.*	2,785,737
		39,127,237
	Commercial & Professional Services - 5.0%
42,347	Interface, Inc.	739,802
26,218	Science Applications International Corp.	3,782,995
47,603	UL Solutions, Inc. Class A	2,473,452
90,083	Verra Mobility Corp.*	2,339,455
67,928	WNS Holdings Ltd.*	3,259,865
		12,595,569
	Consumer Discretionary Distribution & Retail - 1.5%
10,410	Group 1 Automotive, Inc.	3,792,571
	Consumer Durables & Apparel - 5.4%
9,542	Cavco Industries, Inc.*	3,910,264
34,160	Malibu Boats, Inc. Class A*	1,533,101
25,577	Oxford Industries, Inc.	1,857,402
19,723	PVH Corp.	1,941,926
168,250	Sonos, Inc.*	2,108,172
50,278	Steven Madden Ltd.	2,261,002
		13,611,867
	Consumer Staples Distribution & Retail - 1.1%
68,352	Chefs' Warehouse, Inc.*	2,728,612
	Energy - 2.8%
35,519	Cactus, Inc. Class A	2,105,921
42,725	Matador Resources Co.	2,226,400
203,173	Permian Resources Corp.	2,769,248
		7,101,569
	Equity Real Estate Investment Trusts (REITs) - 2.3%
150,221	Douglas Emmett, Inc. REIT	2,672,432
51,609	Terreno Realty Corp. REIT	3,093,959
		5,766,391
	Financial Services - 5.9%
136,318	Compass Diversified Holdings	2,958,100
41,520	Encore Capital Group, Inc.*	1,896,634
23,492	Houlihan Lokey, Inc.	4,058,713
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Financial Services - 5.9% - (continued)
149,341	P10, Inc. Class A	$1,650,218
225,413	Perella Weinberg Partners	4,560,105
		15,123,770
	Food, Beverage & Tobacco - 1.7%
60,759	Darling Ingredients, Inc.*	2,376,284
70,247	Primo Water Corp.	1,842,579
		4,218,863
	Health Care Equipment & Services - 8.0%
50,150	Haemonetics Corp.*	3,568,674
42,903	ICU Medical, Inc.*	7,324,829
18,605	iRhythm Technologies, Inc.*	1,347,746
202,472	NeoGenomics, Inc.*	2,751,595
100,209	Phreesia, Inc.*	1,832,823
44,491	U.S. Physical Therapy, Inc.	3,567,288
		20,392,955
	Insurance - 5.5%
38,905	Axis Capital Holdings Ltd.	3,044,705
68,331	Bowhead Specialty Holdings, Inc.*	1,989,115
97,630	Kemper Corp.	6,079,420
13,368	Reinsurance Group of America, Inc.	2,821,718
		13,934,958
	Materials - 6.4%
21,786	Balchem Corp.	3,645,451
159,599	Element Solutions, Inc.	4,325,133
110,349	Graphic Packaging Holding Co.	3,118,463
29,647	Materion Corp.	3,013,025
148,600	Orion SA	2,227,514
		16,329,586
	Media & Entertainment - 2.5%
57,494	Criteo SA ADR*	1,936,398
45,080	IAC, Inc.*	2,161,586
358,537	Stagwell, Inc.*	2,226,515
		6,324,499
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
196,400	Evolus, Inc.*	3,205,248
36,815	Intra-Cellular Therapies, Inc.*	3,120,071
21,658	Natera, Inc.*	2,619,752
		8,945,071
	Semiconductors & Semiconductor Equipment - 1.7%
59,193	Allegro MicroSystems, Inc.*	1,233,582
28,398	MACOM Technology Solutions Holdings, Inc.*	3,191,935
		4,425,517
	Software & Services - 5.9%
41,400	ASGN, Inc.*	3,812,940
168,114	Box, Inc. Class A*	5,339,301
11,382	CommVault Systems, Inc.*	1,777,755
161,714	LiveRamp Holdings, Inc.*	4,047,701
		14,977,697
	Technology Hardware & Equipment - 6.5%
56,562	Ciena Corp.*	3,592,253
78,950	Lumentum Holdings, Inc.*	5,042,536
95,173	Mirion Technologies, Inc.*	1,408,560
21,892	Rogers Corp.*	2,195,330
451,195	Viavi Solutions, Inc.*	4,160,018
		16,398,697
	Telecommunication Services - 1.3%
110,159	Iridium Communications, Inc.	3,230,964
	Utilities - 2.8%
23,567	Chesapeake Utilities Corp.	2,823,091
The accompanying notes are an integral part of these financial statements.

50

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.1% - (continued)
	Utilities - 2.8% - (continued)
35,583	ONE Gas, Inc.		$2,536,000
34,215	SJW Group		1,904,407
			7,263,498
	Total Common Stocks (cost $175,740,742)		$241,373,551
	Total Investments (cost $175,740,742)	95.1%	$241,373,551
	Other Assets and Liabilities	4.9%	12,363,097
	Net Assets	100.0%	$253,736,648
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,257,668	$3,257,668	$—	$—
Banks	21,825,992	21,825,992	—	—
Capital Goods	39,127,237	39,127,237	—	—
Commercial & Professional Services	12,595,569	12,595,569	—	—
Consumer Discretionary Distribution & Retail	3,792,571	3,792,571	—	—
Consumer Durables & Apparel	13,611,867	13,611,867	—	—
Consumer Staples Distribution & Retail	2,728,612	2,728,612	—	—
Energy	7,101,569	7,101,569	—	—
Equity Real Estate Investment Trusts (REITs)	5,766,391	5,766,391	—	—
Financial Services	15,123,770	15,123,770	—	—
Food, Beverage & Tobacco	4,218,863	4,218,863	—	—
Health Care Equipment & Services	20,392,955	20,392,955	—	—
Insurance	13,934,958	13,934,958	—	—
Materials	16,329,586	16,329,586	—	—
Media & Entertainment	6,324,499	6,324,499	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,945,071	8,945,071	—	—
Semiconductors & Semiconductor Equipment	4,425,517	4,425,517	—	—
Software & Services	14,977,697	14,977,697	—	—
Technology Hardware & Equipment	16,398,697	16,398,697	—	—
Telecommunication Services	3,230,964	3,230,964	—	—
Utilities	7,263,498	7,263,498	—	—
Total	$241,373,551	$241,373,551	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

51

Hartford Schroders Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
FTSE	Financial Times and Stock Exchange
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
Bhd	Berhad
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
Tbk	Terbuka

52

Hartford Schroders Funds
 Statements of Assets and Liabilities
October 31, 2024

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Assets:
Investments in securities, at market value(1)	$15,660,740	$88,408,230	$62,602,948	$86,227,805	$6,303,509,070
Cash	266,014	359,717	18,620	1,623,834	195,130,570
Cash collateral due from broker on futures contracts	—	387,790	—	813,812	—
Cash collateral due from broker on swap contracts	—	—	—	52,873	—
Cash collateral held for securities on loan	—	—	—	551,723	—
Foreign currency	26,335	—	64,828	111,701	9,635,254
Unrealized appreciation on foreign currency contracts	—	—	—	23,121	—
Receivables:
From affiliates	8,785	12,714	24,557	8,574	—
Investment securities sold	—	—	348,678	1,566,762	5,747,989
Fund shares sold	—	2,930	1,245	—	5,599,962
Dividends and interest	—	756,789	97,850	67,304	8,880,410
Securities lending income	—	—	616	8,803	—
Tax reclaims	—	—	2,940	2,300	660,052
Other assets	25,061	52,830	26,932	19,709	132,507
Total assets	15,986,935	89,981,000	63,189,214	91,078,321	6,529,295,814
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	70,608	—
Obligation to return securities lending collateral	—	—	—	11,034,460	—
Payables:
Investment securities purchased	—	—	168,817	2,267,305	1,083,664
Fund shares redeemed	—	8,396	18,691	—	6,792,709
Investment management fees	12,422	23,549	46,426	36,766	5,721,944
Transfer agent fees	733	1,142	246	61	836,947
Accounting services fees	373	4,667	3,148	3,982	243,386
Chief Compliance Officer fees	8	48	33	41	3,327
Board of Directors' fees	43	222	138	168	13,212
Variation margin on futures contracts	—	39,730	—	199,200	—
Variation margin on centrally cleared swap contracts	—	—	—	25,415	—
Foreign taxes	—	—	194,010	—	37,479,264
Distribution fees	37	—	—	—	39,328
Accrued expenses	34,951	45,025	70,641	50,692	485,968
Total liabilities	48,567	122,779	502,150	13,688,698	52,699,749
Net assets	$15,938,368	$89,858,221	$62,687,064	$77,389,623	$6,476,596,065
Summary of Net Assets:
Capital stock and paid-in-capital	$43,202,093	$118,082,414	$54,075,980	$66,642,492	$6,091,281,313
Distributable earnings (loss)	(27,263,725)	(28,224,193)	8,611,084	10,747,131	385,314,752
Net assets	$15,938,368	$89,858,221	$62,687,064	$77,389,623	$6,476,596,065
Shares authorized	300,000,000	375,000,000	650,000,000	350,000,000	1,545,000,000
Par value	$0.0001	$—	$0.0001	$0.0001	$0.0001
Class A:Net asset value per share	$10.51	$—	$8.81	$—	$17.37
Maximum offering price per share	11.12	—	9.32	—	18.38
Shares outstanding	50,462	—	8,256	—	80,056,975
Net Assets	$530,438	$—	$72,715	$—	$1,390,339,728
Class C:Net asset value per share	$10.32	$—	$8.76	$—	$17.11
Shares outstanding	19,852	—	1,329	—	175,854
Net Assets	$204,865	$—	$11,636	$—	$3,008,986
Class I:Net asset value per share	$10.54	$8.57	$8.82	$11.67	$17.33
Shares outstanding	52,337	170,699	42,918	10,799	126,679,620
Net Assets	$551,500	$1,463,338	$378,473	$126,056	$2,195,506,729
Class R3:Net asset value per share	$—	$8.69	$—	$—	$17.20
Shares outstanding	—	1,063	—	—	7,119
Net Assets	$—	$9,241	$—	$—	$122,464
The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Class R4:Net asset value per share	$—	$8.61	$—	$—	$17.36
Shares outstanding	—	1,074	—	—	386,112
Net Assets	$—	$9,247	$—	$—	$6,704,506
Class R5:Net asset value per share	$—	$8.56	$—	$—	$17.49
Shares outstanding	—	1,085	—	—	1,845
Net Assets	$—	$9,292	$—	$—	$32,260
Class Y:Net asset value per share	$10.56	$8.56	$8.83	$—	$17.48
Shares outstanding	11,663	693,346	1,753	—	5,300,940
Net Assets	$123,129	$5,934,854	$15,472	$—	$92,686,271
Class F:Net asset value per share	$10.57	$8.57	$8.79	$—	$17.35
Shares outstanding	1,124,757	8,447,990	2,005,429	—	44,614,430
Net Assets	$11,884,628	$72,372,060	$17,637,528	$—	$773,890,030
Class SDR:Net asset value per share	$10.57	$8.55	$8.79	$11.67	$17.38
Shares outstanding	250,047	1,177,068	5,068,295	6,618,870	115,896,060
Net Assets	$2,643,808	$10,060,189	$44,571,240	$77,263,567	$2,014,305,091
Cost of investments	$15,630,734	$89,197,820	$51,673,975	$78,014,211	$4,565,783,398
Cost of foreign currency	$26,333	$—	$64,813	$111,778	$9,646,330
(1) Includes Investment in securities on loan, at market value	$—	$—	$44,490	$10,773,846	$—
The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Assets:
Investments in securities, at market value(1)	$24,505,718	$37,832,207	$2,120,548,501	$6,581,420,571	$1,156,648
Cash	841,224	1,222,468	—	116,944,644	52,933
Cash collateral held for securities on loan	27,604	—	517,914	1,107,225	—
Foreign currency	14,073	33,331	904,504	181,530	224
Unrealized appreciation on foreign currency contracts	82,937	296	314,029	—	—
Receivables:
From affiliates	17,118	21,260	—	—	10,701
Investment securities sold	—	—	24,636,648	—	—
Fund shares sold	—	65,000	669,124	6,202,719	—
Dividends and interest	410,934	80,928	6,422,324	8,876,362	2,836
Securities lending income	725	33	24,582	13,082	—
Tax reclaims	1,424	43,197	4,635,545	13,108,987	659
Other assets	69,242	56,867	76,747	151,340	11,846
Total assets	25,970,999	39,355,587	2,158,749,918	6,728,006,460	1,235,847
Liabilities:
Due to custodian	—	—	2,028,792	—	—
Unrealized depreciation on foreign currency contracts	49,558	—	465,845	—	—
Obligation to return securities lending collateral	552,087	—	10,358,284	22,144,500	—
Payables:
Investment securities purchased	541,146	191,879	32,464,752	—	—
Fund shares redeemed	—	—	1,012,346	5,944,229	—
Investment management fees	14,727	19,563	1,287,483	3,765,195	681
Transfer agent fees	1,337	1,038	188,802	474,361	40
Accounting services fees	1,132	1,444	86,749	248,920	61
Chief Compliance Officer fees	13	17	1,144	3,537	—
Board of Directors' fees	65	72	5,008	14,358	—
Foreign taxes	410	—	344,880	—	510
Distribution fees	44	25	4,845	12,002	—
Accrued expenses	41,973	39,198	177,342	218,867	39,214
Total liabilities	1,202,492	253,236	48,426,272	32,825,969	40,506
Net assets	$24,768,507	$39,102,351	$2,110,323,646	$6,695,180,491	$1,195,341
Summary of Net Assets:
Capital stock and paid-in-capital	$44,147,562	$35,116,616	$2,004,523,586	$5,870,189,985	$1,081,429
Distributable earnings (loss)	(19,379,055)	3,985,735	105,800,060	824,990,506	113,912
Net assets	$24,768,507	$39,102,351	$2,110,323,646	$6,695,180,491	$1,195,341
Shares authorized	500,000,000	350,000,000	865,000,000	990,000,000	100,000,000
Par value	$0.0001	$—	$0.0001	$0.0001	$—
Class A:Net asset value per share	$7.09	$13.28	$10.33	$18.84	$—
Maximum offering price per share	7.42	14.05	10.93	19.94	—
Shares outstanding	181,847	31,738	10,627,785	17,943,833	—
Net Assets	$1,288,885	$421,614	$109,821,747	$338,084,237	$—
Class C:Net asset value per share	$7.06	$13.29	$10.27	$17.74	$—
Shares outstanding	8,402	9,137	650,794	1,209,448	—
Net Assets	$59,348	$121,386	$6,686,710	$21,452,819	$—
Class I:Net asset value per share	$7.07	$13.28	$10.33	$18.23	$11.10
Shares outstanding	349,814	1,554,000	51,748,830	196,053,261	57,138
Net Assets	$2,474,755	$20,633,841	$534,370,658	$3,573,948,459	$634,004
Class R3:Net asset value per share	$7.10	$—	$10.30	$18.04	$—
Shares outstanding	5,403	—	1,622,610	192,749	—
Net Assets	$38,356	$—	$16,712,988	$3,477,138	$—
Class R4:Net asset value per share	$7.08	$—	$10.30	$18.17	$—
Shares outstanding	1,614	—	477,276	186,550	—
Net Assets	$11,427	$—	$4,918,025	$3,389,295	$—
The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Class R5:Net asset value per share	$7.07	$13.28	$10.32	$18.24	$—
Shares outstanding	1,642	9,242	1,901,371	1,643,236	—
Net Assets	$11,611	$122,755	$19,615,460	$29,965,206	$—
Class Y:Net asset value per share	$7.07	$13.28	$10.32	$18.28	$—
Shares outstanding	470,110	17,581	22,773,221	2,015,990	—
Net Assets	$3,324,590	$233,514	$234,985,006	$36,861,477	$—
Class F:Net asset value per share	$6.54	$13.28	$10.33	$18.26	$—
Shares outstanding	3,665	239,011	41,995,654	96,581,600	—
Net Assets	$23,982	$3,174,736	$433,930,405	$1,763,657,739	$—
Class SDR:Net asset value per share	$7.07	$13.28	$10.31	$18.24	$11.08
Shares outstanding	2,479,249	1,083,785	72,643,301	50,665,456	50,674
Net Assets	$17,535,553	$14,394,505	$749,282,647	$924,344,121	$561,337
Cost of investments	$24,451,053	$35,830,830	$1,868,116,678	$5,522,233,943	$1,045,382
Cost of foreign currency	$14,039	$33,327	$917,769	$181,759	$218
(1) Includes Investment in securities on loan, at market value	$529,593	$—	$9,788,364	$19,866,780	$—
The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$1,290,066,619	$983,329,204	$241,373,551
Cash	6,285,733	40,817,757	12,631,222
Cash collateral held for securities on loan	—	12,875	—
Receivables:
From affiliates	192,490	—	7,067
Fund shares sold	1,307,107	643,108	116,525
Dividends and interest	14,684,103	180,629	17,137
Securities lending income	—	648	—
Other assets	63,884	65,191	60,875
Total assets	1,312,599,936	1,025,049,412	254,206,377
Liabilities:
Obligation to return securities lending collateral	—	257,500	—
Payables:
Investment securities purchased	5,655,000	2,822,504	108,117
Fund shares redeemed	4,037,128	761,911	75,652
Investment management fees	493,989	646,801	198,162
Transfer agent fees	174,254	119,928	34,532
Accounting services fees	54,790	41,885	13,524
Chief Compliance Officer fees	700	519	135
Board of Directors' fees	3,096	2,228	613
Distribution fees	4,280	8,785	1,462
Accrued expenses	58,668	60,467	37,532
Total liabilities	10,481,905	4,722,528	469,729
Net assets	$1,302,118,031	$1,020,326,884	$253,736,648
Summary of Net Assets:
Capital stock and paid-in-capital	$1,324,490,074	$654,223,553	$179,253,074
Distributable earnings (loss)	(22,372,043)	366,103,331	74,483,574
Net assets	$1,302,118,031	$1,020,326,884	$253,736,648
Shares authorized	575,000,000	500,000,000	500,000,000
Par value	$0.0001	$0.0001	$0.0001
Class A:Net asset value per share	$10.21	$19.57	$29.30
Maximum offering price per share	10.69	20.71	31.01
Shares outstanding	10,525,304	9,087,975	1,078,668
Net Assets	$107,429,688	$177,860,471	$31,604,370
Class C:Net asset value per share	$10.25	$19.23	$28.88
Shares outstanding	1,225,225	1,791,766	156,499
Net Assets	$12,556,376	$34,454,684	$4,519,356
Class I:Net asset value per share	$10.21	$20.64	$31.40
Shares outstanding	83,923,564	26,684,672	4,149,227
Net Assets	$856,576,989	$550,887,014	$130,279,542
Class R3:Net asset value per share	$—	$19.96	$30.24
Shares outstanding	—	90,120	40,542
Net Assets	$—	$1,799,110	$1,225,863
Class R4:Net asset value per share	$—	$20.43	$30.95
Shares outstanding	—	24,563	15,943
Net Assets	$—	$501,909	$493,387
Class R5:Net asset value per share	$—	$20.60	$31.39
Shares outstanding	—	37,233	7,434
Net Assets	$—	$767,138	$233,364
Class Y:Net asset value per share	$10.21	$20.63	$31.42
Shares outstanding	21,085	2,746,740	277,220
Net Assets	$215,275	$56,661,292	$8,709,707
The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class F:Net asset value per share	$10.21	$20.66	$31.53
Shares outstanding	26,939,736	6,715,688	452,889
Net Assets	$275,046,028	$138,758,363	$14,279,946
Class SDR:Net asset value per share	$10.20	$20.71	$31.57
Shares outstanding	4,931,276	2,831,798	1,976,074
Net Assets	$50,293,675	$58,636,903	$62,391,113
Cost of investments	$1,283,984,819	$693,796,733	$175,740,742
(1) Includes Investment in securities on loan, at market value	$—	$253,500	$—
The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Funds
 Statements of Operations
For the Year Ended October 31, 2024

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Investment Income:
Dividends	$353,058	$—	$2,016,218	$1,109,374	$170,297,179
Interest	22,850	4,608,739	17,487	977,423	7,434,819
Securities lending — net	—	199	1,490	32,305	240,770
Less: Foreign tax withheld	(34,821)	—	(224,115)	(32,222)	(20,861,968)
Total investment income, net	341,087	4,608,938	1,811,080	2,086,880	157,110,800
Expenses:
Investment management fees	163,953	305,420	511,955	369,990	59,400,976
Transfer agent fees
Class A	2,135	—	149	—	1,763,623
Class C	252	—	25	—	3,033
Class I	3,277	2,460	682	114	3,585,986
Class R3	—	20	—	—	238
Class R4	—	15	—	—	9,850
Class R5	—	11	—	—	33
Class Y	127	3,980	16	—	111,570
Class F	239	237	139	—	2,717
Class SDR	93	527	402	5	12,343
Distribution fees
Class A	2,886	—	150	—	2,769,012
Class C	1,442	—	99	—	32,527
Class R3	—	45	—	—	541
Class R4	—	22	—	—	16,016
Custodian fees	5,111	3,201	61,836	27,899	864,991
Registration and filing fees	83,016	100,084	82,775	50,925	238,420
Accounting services fees	3,643	19,089	12,189	13,454	875,445
Board of Directors' fees	393	1,938	1,518	1,833	143,098
Chief Compliance Officer fees	29	183	128	159	13,071
Audit and tax fees	32,357	40,660	81,547	41,412	74,700
Other expenses	14,507	18,119	16,215	13,035	527,969
Total expenses (before waivers and reimbursements)	313,460	496,011	769,825	518,826	70,446,159
Expense waivers	(120,579)	(153,164)	(226,607)	(82,650)	—
Management fee waivers	—	—	—	(10,668)	—
Transfer agent fee waivers	—	—	—	—	(212,976)
Distribution fee reimbursements	(1,328)	(67)	(109)	—	(133)
Total waivers and reimbursements	(121,907)	(153,231)	(226,716)	(93,318)	(213,109)
Total expenses	191,553	342,780	543,109	425,508	70,233,050
Net Investment Income (Loss)	149,534	4,266,158	1,267,971	1,661,372	86,877,750
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(5,228,048)	(7,398,138)	557,516	995,809	(127,260,979)
Less: Foreign taxes paid on realized capital gains	—	—	(264,625)	—	(6,181,095)
Futures contracts	—	589,533	—	927,463	—
Swap contracts	—	—	—	(47,603)	—
Foreign currency contracts	—	—	—	(268,365)	—
Other foreign currency transactions	(24,010)	—	(89,988)	(16,550)	(4,313,134)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(5,252,058)	(6,808,605)	202,903	1,590,754	(137,755,208)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	5,429,671	15,723,649	10,563,322	9,007,408	1,199,613,106
Futures contracts	—	(546,430)	—	(321,334)	—
Swap contracts	—	—	—	(3,070)	—
Foreign currency contracts	—	—	—	(62,455)	—
Translation of other assets and liabilities in foreign currencies	(18)	—	(2,504)	(842)	(208,715)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	5,429,653	15,177,219	10,560,818	8,619,707	1,199,404,391
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	177,595	8,368,614	10,763,721	10,210,461	1,061,649,183
The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$327,129	$12,634,772	$12,031,692	$11,871,833	$1,148,526,933
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$(182,038)	$—	$(28,497,091)
The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Investment Income:
Dividends	$—	$1,344,470	$94,999,920	$146,523,919	$36,327
Interest	1,940,653	62,630	598,550	6,862,741	2,060
Securities lending — net	9,046	2,135	367,478	1,290,294	213
Less: Foreign tax withheld	(11,297)	(125,663)	(10,098,257)	(13,004,379)	(4,491)
Total investment income, net	1,938,402	1,283,572	85,867,691	141,672,575	34,109
Expenses:
Investment management fees	169,834	185,502	15,237,874	39,561,128	7,645
Transfer agent fees
Class A	2,833	37	132,942	338,302	—
Class C	248	—	8,887	22,644	—
Class I	2,383	2,594	645,666	3,516,227	1,162
Class R3	79	—	36,862	6,697	—
Class R4	19	—	9,390	6,140	—
Class R5	13	—	20,868	33,768	—
Class Y	2,010	18	278,955	63,601	—
Class F	1	—	9,709	12,933	—
Class SDR	395	114	28,135	24,809	22
Distribution fees
Class A	3,334	325	277,447	800,966	—
Class C	993	1,104	79,981	211,475	—
Class R3	178	—	83,796	16,785	—
Class R4	27	—	13,820	9,037	—
Custodian fees	14,057	11,058	380,063	134,237	13,499
Registration and filing fees	114,513	115,038	142,195	321,740	31,764
Accounting services fees	4,852	5,708	339,306	899,460	235
Board of Directors' fees	630	806	52,655	152,727	69
Chief Compliance Officer fees	52	67	4,458	13,683	3
Audit and tax fees	37,850	51,497	74,744	48,961	40,597
Other expenses	17,074	17,944	201,483	626,780	10,900
Total expenses (before waivers and reimbursements)	371,375	391,812	18,059,236	46,822,100	105,896
Expense waivers	(175,498)	(167,653)	—	—	(97,659)
Transfer agent fee waivers	—	—	—	(410,171)	—
Distribution fee reimbursements	(84)	(255)	(12,599)	(651)	—
Total waivers and reimbursements	(175,582)	(167,908)	(12,599)	(410,822)	(97,659)
Total expenses	195,793	223,904	18,046,637	46,411,278	8,237
Net Investment Income (Loss)	1,742,609	1,059,668	67,821,054	95,261,297	25,872
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	591,438	1,086,464	186,652,941	27,424,050	4,231
Less: Foreign taxes paid on realized capital gains	(1,845)	—	(3,801,328)	(219,663)	(1,606)
Futures contracts	72,008	—	1,548,981	—	—
Swap contracts	(16,259)	—	—	—	—
Foreign currency contracts	(83,867)	(42,829)	(5,923,155)	—	—
Other foreign currency transactions	(14,342)	8,555	(1,317,070)	(698,667)	(198)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	547,133	1,052,190	177,160,369	26,505,720	2,427
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,406,854	4,154,991	196,387,617	1,129,109,615	152,151
Futures contracts	(5,056)	—	1,396,736	—	—
Swap contracts	4,769	—	—	—	—
Foreign currency contracts	36,352	296	(251,098)	—	—
Translation of other assets and liabilities in foreign currencies	1,866	(1,337)	(26,457)	(36,405)	(95)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,444,785	4,153,950	197,506,798	1,129,073,210	152,056
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,991,918	5,206,140	374,667,167	1,155,578,930	154,483
The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,734,527	$6,265,808	$442,488,221	$1,250,840,227	$180,355
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(13)	$—	$333,294	$242,127	$(136)
The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$—	$12,231,188	$2,547,599
Interest	49,901,369	1,851,484	470,564
Securities lending — net	—	27,893	5,128
Less: Foreign tax withheld	—	(32,323)	(21,889)
Total investment income, net	49,901,369	14,078,242	3,001,402
Expenses:
Investment management fees	5,388,933	7,111,762	2,427,553
Transfer agent fees
Class A	63,363	164,718	47,650
Class C	11,126	37,505	7,807
Class I	784,324	543,826	140,870
Class R3	—	3,474	2,688
Class R4	—	926	915
Class R5	—	880	503
Class Y	252	65,229	24,287
Class F	5,861	2,446	403
Class SDR	1,275	1,914	1,934
Distribution fees
Class A	231,356	385,489	80,184
Class C	94,906	347,553	48,293
Class R3	—	7,961	6,113
Class R4	—	1,362	1,348
Custodian fees	16,075	8,409	16,954
Registration and filing fees	180,133	151,417	119,845
Accounting services fees	200,749	157,316	53,946
Board of Directors' fees	31,843	23,898	6,556
Chief Compliance Officer fees	2,729	2,003	527
Audit and tax fees	36,406	32,408	26,790
Other expenses	117,597	129,278	48,053
Total expenses (before waivers and reimbursements)	7,166,928	9,179,774	3,063,219
Expense waivers	(1,031,512)	—	(67,102)
Transfer agent fee waivers	—	(34,470)	—
Distribution fee reimbursements	(242)	(667)	(1,450)
Total waivers and reimbursements	(1,031,754)	(35,137)	(68,552)
Total expenses	6,135,174	9,144,637	2,994,667
Net Investment Income (Loss)	43,766,195	4,933,605	6,735
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	1,191,323	82,802,962	14,788,948
Other foreign currency transactions	—	(153)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,191,323	82,802,809	14,788,948
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	85,433,267	154,620,889	53,347,123
Net Changes in Unrealized Appreciation (Depreciation)	85,433,267	154,620,889	53,347,123
Net Gain (Loss) on Investments and Foreign Currency Transactions	86,624,590	237,423,698	68,136,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$130,390,785	$242,357,303	$68,142,806
The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Funds
 Statements of Changes in Net Assets

	Hartford Schroders China A Fund		Hartford Schroders Core Fixed Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$149,534	$164,752	$4,266,158	$7,162,403
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,252,058)	(14,055,643)	(6,808,605)	(7,390,458)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,429,653	16,741,183	15,177,219	(629,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,129	2,850,292	12,634,772	(857,841)
Distributions to Shareholders:
Class A	(859)	(1,337)	—	—
Class I	(13,221)	(52,031)	(87,284)	(30,552)
Class R3	—	—	(362)	(271)
Class R4	—	—	(395)	(302)
Class R5	—	—	(429)	(332)
Class Y	(556)	(1,018)	(272,609)	(234,184)
Class F	(81,111)	(188,805)	(3,093,056)	(3,494,410)
Class SDR	(12,519)	(21,811)	(975,450)	(3,504,908)
Total distributions	(108,266)	(265,002)	(4,429,585)	(7,264,959)
Capital Share Transactions:
Sold	717,597	3,718,267	38,450,293	74,251,205
Issued on reinvestment of distributions	95,645	242,908	3,851,964	6,699,211
Redeemed	(10,180,840)	(37,388,732)	(123,314,922)	(54,161,290)
Net increase (decrease) from capital share transactions	(9,367,598)	(33,427,557)	(81,012,665)	26,789,126
Net Increase (Decrease) in Net Assets	(9,148,735)	(30,842,267)	(72,807,478)	18,666,326
Net Assets:
Beginning of period	25,087,103	55,929,370	162,665,699	143,999,373
End of period	$15,938,368	$25,087,103	$89,858,221	$162,665,699
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Diversified Emerging Markets Fund		Hartford Schroders Diversified Growth Fund (Consolidated)
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(1)
Operations:
Net investment income (loss)	$1,267,971	$1,204,191	$1,661,372	$76,612
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	202,903	(2,353,745)	1,590,754	237,398
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	10,560,818	2,273,672	8,619,707	(904,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,031,692	1,124,118	11,871,833	(590,516)
Distributions to Shareholders:
Class A	(425)	(35)	—	—
Class C	(45)	—	—	—
Class I	(6,013)	(699)	(880)	—
Class Y	(222)	(72)	—	—
Class F	(278,908)	(122,695)	—	—
Class SDR	(764,393)	(231,501)	(533,627)	—
Total distributions	(1,050,006)	(355,002)	(534,507)	—
Capital Share Transactions:
Sold	2,979,537	61,306,748	16,008,086	50,110,019
Issued on reinvestment of distributions	429,672	203,834	534,507	—
Redeemed	(7,018,903)	(13,859,078)	—	(9,799)
Net increase (decrease) from capital share transactions	(3,609,694)	47,651,504	16,542,593	50,100,220
Net Increase (Decrease) in Net Assets	7,371,992	48,420,620	27,879,919	49,509,704
Net Assets:
Beginning of period	55,315,072	6,894,452	49,509,704	—
End of period	$62,687,064	$55,315,072	$77,389,623	$49,509,704

(1)	Commenced operations on September 20, 2023.
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$86,877,750	$81,325,449	$1,742,609	$1,892,385
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(137,755,208)	(489,422,247)	547,133	(2,355,486)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,199,404,391	936,522,545	1,444,785	3,496,314
Net Increase (Decrease) in Net Assets Resulting from Operations	1,148,526,933	528,425,747	3,734,527	3,033,213
Distributions to Shareholders:
Class A	(12,898,434)	(1,268,980)	(86,772)	(66,224)
Class C	(12,460)	(22,296)	(5,026)	(6,809)
Class I	(24,926,748)	(33,753,249)	(191,853)	(323,230)
Class R3	(772)	(1,251)	(2,110)	(1,728)
Class R4	(69,311)	(90,398)	(682)	(583)
Class R5	(126)	(6,489)	(726)	(620)
Class Y	(1,440,790)	(1,405,355)	(208,342)	(175,989)
Class F	(10,983,447)	(14,361,218)	(1,638)	(723)
Class SDR	(26,968,167)	(49,090,890)	(1,098,938)	(1,124,657)
Total distributions	(77,300,255)	(100,000,126)	(1,596,087)	(1,700,563)
Capital Share Transactions:
Sold	1,677,263,211	2,362,338,664	1,523,575	2,033,147
Issued on reinvestment of distributions	51,224,465	66,718,572	1,595,882	1,656,722
Redeemed	(1,345,569,989)	(2,660,935,974)	(2,429,058)	(10,648,937)
Net increase (decrease) from capital share transactions	382,917,687	(231,878,738)	690,399	(6,959,068)
Net Increase (Decrease) in Net Assets	1,454,144,365	196,546,883	2,828,839	(5,626,418)
Net Assets:
Beginning of period	5,022,451,700	4,825,904,817	21,939,668	27,566,086
End of period	$6,476,596,065	$5,022,451,700	$24,768,507	$21,939,668
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund(2)		Hartford Schroders International Multi-Cap Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$1,059,668	$183,078	$67,821,054	$74,131,517
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,052,190	115,682	177,160,369	(39,976,569)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	4,153,950	(2,018,934)	197,506,798	232,909,774
Net Increase (Decrease) in Net Assets Resulting from Operations	6,265,808	(1,720,174)	442,488,221	267,064,722
Distributions to Shareholders:
Class A	(1,318)	—	(2,912,202)	(3,946,432)
Class C	(437)	—	(149,842)	(296,334)
Class I	(195,681)	(9,948)	(16,596,979)	(26,153,118)
Class R3	—	—	(401,068)	(512,314)
Class R4	—	—	(144,845)	(189,203)
Class R5	(1,679)	—	(550,779)	(638,773)
Class Y	(1,679)	—	(7,571,398)	(12,100,014)
Class F	(1,787)	—	(12,947,082)	(21,846,359)
Class SDR	(212,367)	(10,052)	(22,727,543)	(29,120,649)
Total distributions	(414,948)	(20,000)	(64,001,738)	(94,803,196)
Capital Share Transactions:
Sold	10,405,202	24,686,062	353,287,577	549,727,878
Issued on reinvestment of distributions	202,582	20,000	61,285,225	85,095,573
Redeemed	(1,158,939)	(38,290)	(967,270,213)	(639,828,453)
Net increase (decrease) from capital share transactions	9,448,845	24,667,772	(552,697,411)	(5,005,002)
Net Increase (Decrease) in Net Assets	15,299,705	22,927,598	(174,210,928)	167,256,524
Net Assets:
Beginning of period	23,802,646	875,048	2,284,534,574	2,117,278,050
End of period	$39,102,351	$23,802,646	$2,110,323,646	$2,284,534,574

(2)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund		Hartford Schroders Sustainable International Core Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$95,261,297	$69,311,532	$25,872	$23,481
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	26,505,720	(60,042,031)	2,427	(5,923)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,129,073,210	369,988,571	152,056	97,711
Net Increase (Decrease) in Net Assets Resulting from Operations	1,250,840,227	379,258,072	180,355	115,269
Distributions to Shareholders:
Class A	(3,010,955)	(2,374,838)	—	—
Class C	(73,934)	(42,299)	—	—
Class I	(36,797,143)	(27,779,545)	(15,202)	(5,948)
Class R3	(23,910)	(17,897)	—	—
Class R4	(33,453)	(42,019)	—	—
Class R5	(374,294)	(357,121)	—	—
Class Y	(1,599,775)	(1,998,196)	—	—
Class F	(18,048,451)	(11,303,233)	—	—
Class SDR	(11,038,318)	(8,984,952)	(14,798)	(6,052)
Total distributions	(71,000,233)	(52,900,100)	(30,000)	(12,000)
Capital Share Transactions:
Sold	2,317,995,637	2,426,297,357	7,543	46,685
Issued on reinvestment of distributions	66,693,687	49,453,539	15,202	12,000
Redeemed	(1,751,845,014)	(1,455,570,988)	—	—
Net increase (decrease) from capital share transactions	632,844,310	1,020,179,908	22,745	58,685
Net Increase (Decrease) in Net Assets	1,812,684,304	1,346,537,880	173,100	161,954
Net Assets:
Beginning of period	4,882,496,187	3,535,958,307	1,022,241	860,287
End of period	$6,695,180,491	$4,882,496,187	$1,195,341	$1,022,241
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US MidCap Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$43,766,195	$24,377,962	$4,933,605	$4,904,094
Net realized gain (loss) on investments and foreign currency transactions	1,191,323	(18,979,609)	82,802,809	12,321,546
Net changes in unrealized appreciation (depreciation) of investments	85,433,267	(36,127,379)	154,620,889	(29,228,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,390,785	(30,729,026)	242,357,303	(12,003,230)
Distributions to Shareholders:
Class A	(3,076,016)	(1,768,781)	(2,175,162)	(3,471,113)
Class C	(218,713)	(106,574)	(468,434)	(1,178,748)
Class I	(29,001,603)	(16,132,896)	(8,531,640)	(12,837,203)
Class R3	—	—	(24,943)	(51,364)
Class R4	—	—	(9,709)	(16,704)
Class R5	—	—	(11,266)	(10,042)
Class Y	(7,895)	(8,313)	(1,135,246)	(1,885,791)
Class F	(8,545,377)	(3,920,799)	(2,192,256)	(3,009,490)
Class SDR	(1,939,635)	(1,662,809)	(751,391)	(1,164,350)
Total distributions	(42,789,239)	(23,600,172)	(15,300,047)	(23,624,805)
Capital Share Transactions:
Sold	775,189,568	949,162,300	195,654,729	282,337,218
Issued on reinvestment of distributions	38,894,512	21,485,311	14,865,760	22,874,942
Redeemed	(478,171,367)	(428,675,927)	(221,938,147)	(198,265,815)
Net increase (decrease) from capital share transactions	335,912,713	541,971,684	(11,417,658)	106,946,345
Net Increase (Decrease) in Net Assets	423,514,259	487,642,486	215,639,598	71,318,310
Net Assets:
Beginning of period	878,603,772	390,961,286	804,687,286	733,368,976
End of period	$1,302,118,031	$878,603,772	$1,020,326,884	$804,687,286
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US Small Cap Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$6,735	$453,650
Net realized gain (loss) on investments	14,788,948	(2,834,343)
Net changes in unrealized appreciation (depreciation) of investments	53,347,123	(32,244,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,142,806	(34,625,142)
Distributions to Shareholders:
Class A	—	(280,102)
Class C	—	(54,149)
Class I	(150,795)	(1,383,889)
Class R3	—	(8,196)
Class R4	—	(5,223)
Class R5	(1,023)	(3,612)
Class Y	(40,709)	(271,877)
Class F	(36,213)	(126,573)
Class SDR	(71,261)	(296,699)
Total distributions	(300,001)	(2,430,320)
Capital Share Transactions:
Sold	68,459,557	73,566,132
Issued on reinvestment of distributions	284,573	2,355,690
Redeemed	(138,973,883)	(90,686,559)
Net increase (decrease) from capital share transactions	(70,229,753)	(14,764,737)
Net Increase (Decrease) in Net Assets	(2,386,948)	(51,820,199)
Net Assets:
Beginning of period	256,123,596	307,943,795
End of period	$253,736,648	$256,123,596
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders China A Fund
For the Year Ended October 31, 2024
A	$9.95	$0.06	$0.51	$0.57	$(0.01)	$—	$—	$(0.01)	$10.51	5.70%	$530	2.10%	1.45%	0.60%	57%
C	9.83	0.02	0.47	0.49	—	—	—	—	10.32	4.98	205	2.84	2.13	0.26	57
I	9.98	0.04	0.55	0.59	(0.03)	—	—	(0.03)	10.54	6.00	552	1.79	1.15	0.41	57
Y	10.00	0.08	0.52	0.60	(0.04)	—	—	(0.04)	10.56	6.03	123	1.77	1.11	0.80	57
F	10.01	0.08	0.53	0.61	(0.05)	—	—	(0.05)	10.57	6.15	11,885	1.67	0.99	0.88	57
SDR	10.01	0.10	0.51	0.61	(0.05)	—	—	(0.05)	10.57	6.15	2,644	1.67	0.99	1.09	57
For the Year Ended October 31, 2023
A	$10.14	$0.07	$(0.23)	$(0.16)	$(0.03)	$—	$—	$(0.03)	$9.95	(1.60)%	$1,440	1.78%	1.45%	0.63%	66%
C	10.01	(0.01)	(0.17)	(0.18)	—	—	—	—	9.83	(1.80)	124	2.52	1.65	(0.07)	66
I	10.17	0.03	(0.15)	(0.12)	(0.07)	—	—	(0.07)	9.98	(1.29)	4,435	1.49	1.15	0.25	66
Y	10.19	0.07	(0.19)	(0.12)	(0.07)	—	—	(0.07)	10.00	(1.25)	181	1.48	1.11	0.64	66
F	10.20	0.06	(0.16)	(0.10)	(0.09)	—	—	(0.09)	10.01	(1.13)	16,404	1.37	0.99	0.48	66
SDR	10.20	0.07	(0.17)	(0.10)	(0.09)	—	—	(0.09)	10.01	(1.13)	2,503	1.38	0.99	0.59	66
For the Year Ended October 31, 2022
A	$15.80	$(0.02)	$(5.43)	$(5.45)	$—	$(0.21)	$—	$(0.21)	$10.14	(35.01)%	$420	1.57%	1.45%	(0.16)%	65%
C	15.59	(0.01)	(5.36)	(5.37)	—	(0.21)	—	(0.21)	10.01	(34.97)	128	2.27	1.38	(0.07)	65
I	15.81	0.04	(5.47)	(5.43)	—	(0.21)	—	(0.21)	10.17	(34.86)	8,730	1.24	1.15	0.34	65
Y	15.82	0.03	(5.45)	(5.42)	—	(0.21)	—	(0.21)	10.19	(34.77)	1,328	1.13	1.11	0.22	65
F	15.82	0.06	(5.47)	(5.41)	—	(0.21)	—	(0.21)	10.20	(34.71)	42,772	1.12	0.99	0.41	65
SDR	15.83	0.04	(5.46)	(5.42)	—	(0.21)	—	(0.21)	10.20	(34.75)	2,551	1.13	0.99	0.32	65
For the Year Ended October 31, 2021
A	$15.06	$(0.05)	$2.25	$2.20	$(0.00)(5)	$(1.46)	$—	$(1.46)	$15.80	15.20%	$781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	—	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	—	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	—	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	—	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	—	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(6)
A	$10.00	$0.04	$5.02	$5.06	$—	$—	$—	$—	$15.06	50.60%(7)	$369	4.28%(8)	1.29%(8)	0.55%(8)	46%
C	10.00	0.00 (5)	4.98	4.98	—	—	—	—	14.98	49.80 (7)	178	5.08 (8)	2.22 (8)	(0.04)(8)	46
I	10.00	0.07	5.01	5.08	—	—	—	—	15.08	50.80 (7)	183	4.01 (8)	1.15 (8)	0.93 (8)	46
Y	10.00	0.09	4.99	5.08	—	—	—	—	15.08	50.80 (7)	151	3.95 (8)	1.10 (8)	1.14 (8)	46
F	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (7)	3,169	3.85 (8)	0.99 (8)	1.24 (8)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (7)	3,772	3.85 (8)	0.99 (8)	1.24 (8)	46
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
For the Year Ended October 31, 2024
I	$8.11	$0.37	$0.49	$0.86	$(0.40)	$—	$—	$(0.40)	$8.57	10.72%	$1,463	0.65%	0.51%	4.31%	121%
R3	8.18	0.36	0.50	0.86	(0.35)	—	—	(0.35)	8.69	10.58	9	1.23	0.73	4.09	121
R4	8.14	0.36	0.49	0.85	(0.38)	—	—	(0.38)	8.61	10.50	9	0.93	0.68	4.14	121
R5	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.80	9	0.63	0.46	4.39	121
Y	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.87	5,935	0.58	0.40	4.44	121
F	8.10	0.38	0.51	0.89	(0.42)	—	—	(0.42)	8.57	11.05	72,372	0.51	0.36	4.47	121
SDR	8.09	0.38	0.50	0.88	(0.42)	—	—	(0.42)	8.55	10.99	10,060	0.51	0.34	4.48	121
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund) – (continued)
For the Year Ended October 31, 2023
I	$8.36	$0.32	$(0.25)	$0.07	$(0.32)	$—	$—	$(0.32)	$8.11	0.74%	$1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
For the Period Ended October 31, 2022(9)
I(10)	$10.46	$0.23	$(1.94)	$(1.71)	$(0.20)	$(0.19)	$—	$(0.39)	$8.36	(16.83)%(7)	$564	0.60%(8)	0.51%(8)	2.61%(8)	162%
R3 (10)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94)(7)	8	1.12 (8)	0.66 (8)	2.09 (8)	162
R4 (10)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88)(7)	8	0.82 (8)	0.59 (8)	2.13 (8)	162
R5 (10)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81)(7)	8	0.52 (8)	0.46 (8)	2.27 (8)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F(10)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72)(7)	76,245	0.41 (8)	0.36 (8)	2.68 (8)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$0.18	$(0.12)	$0.06	$(0.19)	$(0.22)	$—	$(0.41)	$10.47	0.51%	$9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Period Ended October 31, 2020
Y(11)	$10.82	$0.06	$0.02	$0.08	$(0.08)	$—	$—	$(0.08)	$10.82	0.70%(7)	$34,734	1.04%(8)	0.40%(8)	1.72%(8)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)	—	(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
Hartford Schroders Diversified Emerging Markets Fund
For the Year Ended October 31, 2024
A	$7.32	$0.16	$1.44	$1.60	$(0.11)	$—	$—	$(0.11)	$8.81	21.97%	$73	1.76%	1.29%	1.89%	99%
C	7.24	0.12	1.44	1.56	(0.04)	—	—	(0.04)	8.76	21.65	12	2.51	1.58	1.42	99
I	7.33	0.16	1.46	1.62	(0.13)	—	—	(0.13)	8.82	22.31	378	1.44	0.99	1.98	99
Y	7.34	0.17	1.45	1.62	(0.13)	—	—	(0.13)	8.83	22.34	15	1.37	0.94	2.05	99
F	7.32	0.17	1.44	1.61	(0.14)	—	—	(0.14)	8.79	22.25	17,638	1.26	0.89	2.08	99
SDR	7.32	0.17	1.44	1.61	(0.14)	—	—	(0.14)	8.79	22.25	44,571	1.26	0.89	2.08	99
For the Year Ended October 31, 2023
A	$6.87	$0.14	$0.33	$0.47	$(0.02)	$—	$—	$(0.02)	$7.32	6.87%	$29	1.81%	1.25%	1.75%	121%
C	6.83	0.08	0.33	0.41	—	—	—	—	7.24	6.00	8	2.56	2.05	1.07	121
I	6.89	0.16	0.33	0.49	(0.05)	—	—	(0.05)	7.33	7.03	334	1.51	0.95	2.06	121
Y	6.89	0.17	0.33	0.50	(0.05)	—	—	(0.05)	7.34	7.23	12	1.42	0.90	2.16	121
F	6.82	0.17	0.39	0.56	(0.06)	—	—	(0.06)	7.32	7.36	14,412	1.32	0.89	2.16	121
SDR	6.87	0.17	0.34	0.51	(0.06)	—	—	(0.06)	7.32	7.36	40,520	1.32	0.89	2.19	121
For the Period Ended October 31, 2022
A(12)	$9.42	$0.14	$(2.69)	$(2.55)	$—	$—	$—	$—	$6.87	(27.07)%(7)	$10	3.81%(8)	0.88%(8)	2.63%(8)	98%
C(12)	9.42	0.11	(2.70)	(2.59)	—	—	—	—	6.83	(27.50)(7)	7	4.55 (8)	1.68 (8)	1.92 (8)	98
I(12)	9.42	0.16	(2.69)	(2.53)	—	—	—	—	6.89	(26.86)(7)	7	3.50 (8)	0.58 (8)	2.96 (8)	98
Y(12)	9.42	0.17	(2.70)	(2.53)	—	—	—	—	6.89	(26.86)(7)	10	3.42 (8)	0.53 (8)	3.02 (8)	98
F(12)	9.42	0.15	(2.75)	(2.60)	—	—	—	—	6.82	(27.60)(7)	7	3.31 (8)	0.89 (8)	2.65 (8)	98
SDR	10.10	0.18	(3.36)	(3.18)	(0.03)	(0.02)	—	(0.05)	6.87	(31.63)	6,852	2.80	0.89	2.01	98
For the Period Ended October 31, 2021(13)
SDR	$10.00	$(0.00)(5)	$0.10	$0.10	$—	$—	$—	$—	$10.10	1.00%(7)	$10,105	4.69%(8)	0.89%(8)	(0.26)%(8)	9%(14)
The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Diversified Growth Fund (Consolidated)
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023(15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(7)	$96	2.04%(8)	0.80%(8)	3.72%(8)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(7)	49,413	1.85 (8)	0.65 (8)	2.08 (8)	15 (16)
Hartford Schroders Emerging Markets Equity Fund
For the Year Ended October 31, 2024
A	$14.39	$0.20	$2.99	$3.19	$(0.21)	$—	$—	$(0.21)	$17.37	22.31%	$1,390,340	1.46%	1.44%	1.23%	45%
C	14.14	0.07	2.95	3.02	(0.05)	—	—	(0.05)	17.11	21.40	3,009	2.15	2.15	0.44	45
I	14.34	0.23	2.97	3.20	(0.21)	—	—	(0.21)	17.33	22.47	2,195,507	1.23	1.23	1.44	45
R3	14.23	0.16	2.94	3.10	(0.13)	—	—	(0.13)	17.20	21.90	122	1.77	1.71	0.98	45
R4	14.37	0.20	2.97	3.17	(0.18)	—	—	(0.18)	17.36	22.17	6,705	1.46	1.46	1.20	45
R5	14.33	0.25	2.98	3.23	(0.07)	—	—	(0.07)	17.49	22.62	32	1.17	1.17	1.50	45
Y	14.46	0.24	3.00	3.24	(0.22)	—	—	(0.22)	17.48	22.65	92,686	1.16	1.16	1.48	45
F	14.35	0.26	2.98	3.24	(0.24)	—	—	(0.24)	17.35	22.76	773,890	1.05	1.05	1.60	45
SDR	14.38	0.26	2.98	3.24	(0.24)	—	—	(0.24)	17.38	22.71	2,014,305	1.05	1.05	1.60	45
For the Year Ended October 31, 2023
A	$13.24	$0.16	$1.22	$1.38	$(0.23)	$—	$—	$(0.23)	$14.39	10.37%	$857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
For the Year Ended October 31, 2022
A	$20.05	$0.22	$(7.00)	$(6.78)	$(0.03)	$—	$—	$(0.03)	$13.24	(33.86)%	$70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$17.22	$0.06	$2.95	$3.01	$(0.18)	$—	$—	$(0.18)	$20.05	17.47%	$99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2020
A	$15.78	$0.06	$1.71	$1.77	$(0.33)	$—	$—	$(0.33)	$17.22	11.28%	$62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Year Ended October 31, 2024
A	$6.46	$0.48	$0.59	$1.07	$(0.44)	$—	$—	$(0.44)	$7.09	16.76%	$1,289	1.94%	1.14%	6.84%	151%
C	6.44	0.42	0.59	1.01	(0.39)	—	—	(0.39)	7.06	15.77	59	2.73	1.89	6.02	151
I	6.45	0.49	0.59	1.08	(0.46)	—	—	(0.46)	7.07	16.92	2,475	1.56	0.89	7.08	151
R3	6.47	0.46	0.59	1.05	(0.42)	—	—	(0.42)	7.10	16.38	38	2.20	1.44	6.55	151
R4	6.46	0.48	0.58	1.06	(0.44)	—	—	(0.44)	7.08	16.60	11	1.90	1.14	6.85	151
R5	6.44	0.50	0.59	1.09	(0.46)	—	—	(0.46)	7.07	17.16	12	1.60	0.84	7.14	151
Y	6.45	0.50	0.58	1.08	(0.46)	—	—	(0.46)	7.07	16.98	3,325	1.54	0.84	7.15	151
F	5.99	0.47	0.55	1.02	(0.47)	—	—	(0.47)	6.54	17.24	24	1.48	0.75	7.25	151
SDR	6.45	0.51	0.58	1.09	(0.47)	—	—	(0.47)	7.07	17.10	17,536	1.48	0.75	7.24	151
For the Year Ended October 31, 2023
A	$6.21	$0.44	$0.21	$0.65	$(0.40)	$—	$—	$(0.40)	$6.46	10.39%	$1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
For the Year Ended October 31, 2022
A	$8.29	$0.37	$(2.06)	$(1.69)	$(0.33)	$(0.01)	$(0.05)	$(0.39)	$6.21	(20.83)%	$1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$8.22	$0.36	$0.05	$0.41	$(0.34)	$—	$—	$(0.34)	$8.29	4.92%	$1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$9.12	$0.44	$(0.90)	$(0.46)	$(0.34)	$—	$(0.10)	$(0.44)	$8.22	(4.85)%	$1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
Hartford Schroders International Contrarian Value Fund
For the Period Ended October 31, 2024
A(17)	$10.99	$0.39	$2.04	$2.43	$(0.11)	$(0.03)	$—	$(0.14)	$13.28	22.31%(7)	$422	1.64%(8)	1.15%(8)	3.18%(8)	42%
C(17)	10.99	0.33	2.01	2.34	(0.01)	(0.03)	—	(0.04)	13.29	21.43 (7)	121	2.36 (8)	1.95 (8)	2.73 (8)	42
I	10.70	0.44	2.31	2.75	(0.14)	(0.03)	—	(0.17)	13.28	26.00	20,634	1.38	0.85	3.57	42
R5 (17)	10.99	0.47	2.00	2.47	(0.15)	(0.03)	—	(0.18)	13.28	22.74 (7)	123	1.37 (8)	0.80 (8)	3.88 (8)	42
Y(17)	10.99	0.43	2.04	2.47	(0.15)	(0.03)	—	(0.18)	13.28	22.74 (7)	234	1.38 (8)	0.80 (8)	3.50 (8)	42
F(17)	10.99	0.40	2.08	2.48	(0.16)	(0.03)	—	(0.19)	13.28	22.86 (7)	3,175	1.36 (8)	0.70 (8)	3.25 (8)	42
SDR	10.70	0.48	2.29	2.77	(0.16)	(0.03)	—	(0.19)	13.28	26.19	14,395	1.36	0.70	3.89	42
For the Year Ended October 31, 2023
I	$8.75	$0.24	$1.91	$2.15	$(0.20)	$—	$—	$(0.20)	$10.70	24.82%	$12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022(18)
I	$10.00	$0.13	$(1.38)	$(1.25)	$—	$—	$—	$—	$8.75	(12.50)%(7)	$438	14.98%(8)	0.70%(8)	3.29%(8)	8%(19)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	—	8.75	(12.50)(7)	437	14.78 (8)	0.70 (8)	3.29 (8)	8 (19)
Hartford Schroders International Multi-Cap Value Fund
For the Year Ended October 31, 2024
A	$8.71	$0.29	$1.59	$1.88	$(0.26)	$—	$—	$(0.26)	$10.33	21.74%	$109,822	1.12%	1.12%	2.88%	142%
C	8.66	0.21	1.59	1.80	(0.19)	—	—	(0.19)	10.27	20.82	6,687	1.86	1.86	2.11	142
I	8.71	0.30	1.61	1.91	(0.29)	—	—	(0.29)	10.33	22.04	534,371	0.87	0.87	3.05	142
R3	8.69	0.26	1.59	1.85	(0.24)	—	—	(0.24)	10.30	21.36	16,713	1.47	1.40	2.62	142
R4	8.69	0.29	1.58	1.87	(0.26)	—	—	(0.26)	10.30	21.61	4,918	1.17	1.17	2.88	142
R5	8.70	0.32	1.59	1.91	(0.29)	—	—	(0.29)	10.32	22.08	19,615	0.86	0.86	3.17	142
Y	8.70	0.30	1.61	1.91	(0.29)	—	—	(0.29)	10.32	22.07	234,985	0.86	0.86	2.99	142
F	8.71	0.32	1.60	1.92	(0.30)	—	—	(0.30)	10.33	22.17	433,930	0.76	0.76	3.19	142
SDR	8.70	0.32	1.59	1.91	(0.30)	—	—	(0.30)	10.31	22.08	749,283	0.76	0.76	3.19	142
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2023
A	$8.05	$0.25	$0.74	$0.99	$(0.33)	$—	$—	$(0.33)	$8.71	12.31%	$101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
For the Year Ended October 31, 2022
A	$10.32	$0.29	$(2.27)	$(1.98)	$(0.29)	$—	$—	$(0.29)	$8.05	(19.57)%	$94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
For the Year Ended October 31, 2021
A	$7.76	$0.21	$2.57	$2.78	$(0.22)	$—	$—	$(0.22)	$10.32	36.00%	$98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$9.05	$0.17	$(1.24)	$(1.07)	$(0.22)	$—	$—	$(0.22)	$7.76	(12.01)%	$65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Stock Fund
For the Year Ended October 31, 2024
A	$15.22	$0.23	$3.56	$3.79	$(0.17)	$—	$—	$(0.17)	$18.84	25.01%	$338,084	1.04%	1.04%	1.29%	27%
C	14.35	0.09	3.36	3.45	(0.06)	—	—	(0.06)	17.74	24.07	21,453	1.80	1.80	0.55	27
I	14.73	0.27	3.44	3.71	(0.21)	—	—	(0.21)	18.23	25.33	3,573,948	0.80	0.78	1.56	27
R3	14.59	0.17	3.40	3.57	(0.12)	—	—	(0.12)	18.04	24.57	3,477	1.39	1.39	0.98	27
R4	14.67	0.21	3.44	3.65	(0.15)	—	—	(0.15)	18.17	24.96	3,389	1.11	1.11	1.21	27
R5	14.74	0.27	3.44	3.71	(0.21)	—	—	(0.21)	18.24	25.30	29,965	0.80	0.80	1.54	27
Y	14.77	0.21	3.51	3.72	(0.21)	—	—	(0.21)	18.28	25.28	36,861	0.80	0.80	1.23	27
F	14.75	0.29	3.45	3.74	(0.23)	—	—	(0.23)	18.26	25.48	1,763,658	0.69	0.69	1.64	27
SDR	14.74	0.29	3.44	3.73	(0.23)	—	—	(0.23)	18.24	25.42	924,344	0.69	0.69	1.65	27
For the Year Ended October 31, 2023
A	$13.66	$0.20	$1.51	$1.71	$(0.15)	$—	$—	$(0.15)	$15.22	12.58%	$270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
For the Year Ended October 31, 2022
A	$19.07	$0.25	$(5.36)	$(5.11)	$(0.16)	$(0.14)	$—	$(0.30)	$13.66	(27.22)%	$210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	—	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	—	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	—	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	—	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	—	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	—	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$0.16	$4.77	$4.93	$(0.00)(5)	$—	$—	$—	$19.07	34.90%	$285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00)(5)	—	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2020
A	$12.91	$0.07	$1.30	$1.37	$(0.14)	$—	$—	$(0.14)	$14.14	10.63%	$114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34
Hartford Schroders Sustainable International Core Fund
For the Year Ended October 31, 2024
I	$9.67	$0.24	$1.47	$1.71	$(0.28)	$—	$—	$(0.28)	$11.10	17.77%	$634	9.09%	0.70%	2.20%	37%
SDR	9.67	0.24	1.46	1.70	(0.29)	—	—	(0.29)	11.08	17.74	561	8.91	0.70	2.19	37
For the Year Ended October 31, 2023
I	$8.60	$0.23	$0.96	$1.19	$(0.12)	$—	$—	$(0.12)	$9.67	13.84%	$533	10.17%	0.70%	2.23%	31%
SDR	8.60	0.23	0.96	1.19	(0.12)	—	—	(0.12)	9.67	13.86	490	10.14	0.70	2.23	31
For the Period Ended October 31, 2022(18)
I	$10.00	$0.08	$(1.48)	$(1.40)	$—	$—	$—	$—	$8.60	(14.00)%(7)	$430	14.67%(8)	0.70%(8)	2.03%(8)	17%(19)
SDR	10.00	0.08	(1.48)	(1.40)	—	—	—	—	8.60	(14.00)(7)	430	14.48 (8)	0.70 (8)	2.03 (8)	17 (19)
Hartford Schroders Tax-Aware Bond Fund
For the Year Ended October 31, 2024
A	$9.29	$0.35	$0.91	$1.26	$(0.34)	$—	$—	$(0.34)	$10.21	13.59%	$107,430	0.81%	0.71%	3.42%	36%
C	9.32	0.26	0.91	1.17	(0.24)	—	—	(0.24)	10.25	12.54	12,556	1.61	1.59	2.54	36
I	9.29	0.37	0.91	1.28	(0.36)	—	—	(0.36)	10.21	13.87	856,577	0.59	0.49	3.64	36
Y	9.30	0.36	0.90	1.26	(0.35)	—	—	(0.35)	10.21	13.66	215	0.60	0.56	3.58	36
F	9.30	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.21	13.78	275,046	0.50	0.46	3.67	36
SDR	9.29	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.20	13.80	50,294	0.50	0.46	3.68	36
For the Year Ended October 31, 2023
A	$9.48	$0.32	$(0.21)	$0.11	$(0.30)	$—	$—	$(0.30)	$9.29	0.97%	$67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
For the Year Ended October 31, 2022
A	$11.27	$0.17	$(1.64)	$(1.47)	$(0.17)	$(0.15)	$—	$(0.32)	$9.48	(13.33)%	$37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$11.42	$0.12	$(0.00)(5)	$0.12	$(0.12)	$(0.15)	$—	$(0.27)	$11.27	1.08%	$63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$11.34	$0.16	$0.32	$0.48	$(0.17)	$(0.23)	$—	$(0.40)	$11.42	4.31%	$56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
Hartford Schroders US MidCap Opportunities Fund
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$—	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	—	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	—	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(20)	4.60	4.60	—	(0.22)	—	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(21)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	—	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	—	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	—	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	—	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	—	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$—	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	—	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	—	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	—	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	—	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	—	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	—	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	—	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	—	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$—	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	—	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	—	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	—	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	—	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	—	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	—	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	—	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	—	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
The accompanying notes are an integral part of these financial statements.

79

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
For the Year Ended October 31, 2020
A	$15.01	$0.01	$(0.35)	$(0.34)	$0.00 (5)	$(0.10)	$—	$(0.10)	$14.57	(2.25)%	$71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	—	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	—	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (5)	(0.35)	(0.35)	—	(0.10)	—	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	—	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
Hartford Schroders US Small Cap Opportunities Fund
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$—	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	—	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	—	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	—	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	—	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	—	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	—	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	—	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	—	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
The accompanying notes are an integral part of these financial statements.

80

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$—	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	—	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	—	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	—	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	—	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	—	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	—	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	—	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	—	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
For the Year Ended October 31, 2020
A	$25.69	$0.01	$(1.19)	$(1.18)	$(0.02)	$(1.29)	$—	$(1.31)	$23.20	(5.02)%	$23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	—	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	—	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	—	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	—	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable.
(5)	Amount is less than $0.01 per share.
(6)	Commenced operations on March 31, 2020.
(7)	Not annualized.
(8)	Annualized.
(9)
Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively. See
Note 12 of the Notes to Financial Statements for further information.

(10)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(11)	Commenced operations on June 29, 2020.
(12)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(13)	Commenced operations on September 30, 2021.
(14)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

81

Hartford Schroders Funds
Financial Highlights – (continued)

(17)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(18)	Commenced operations on May 24, 2022.
(19)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
(20)	Amount is less than $(0.01) per share.
(21)	Amount is less than (0.01)%.
The accompanying notes are an integral part of these financial statements.

82

Hartford Schroders Funds
 Notes to Financial Statements
 October 31, 2024

1.
Organization:
The Hartford Mutual Funds II, Inc. (the "Company") is an open-end registered management investment company comprised of fifteen series, as of October 31, 2024. Financial statements of each series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund") (formerly, Hartford Schroders Sustainable Core Bond Fund)
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")
Hartford Schroders Diversified Growth Fund (the "Diversified Growth Fund")
Hartford Schroders Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")
Hartford Schroders International Stock Fund (the "International Stock Fund")
Hartford Schroders Sustainable International Core Fund (the "Sustainable International Core Fund")
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")
The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, "Financial Services – Investment Companies".
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023. The Diversified Growth Fund commenced operations on September 20, 2023. Each Fund, except Core Fixed Income Fund, Diversified Growth Fund and Sustainable International Core Fund, has registered for sale Class A and Class C shares. Each Fund has registered for sale Class I and Class SDR shares. In addition, each Fund, except China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Sustainable International Core Fund and Tax-Aware Bond Fund, has registered for sale Class R3 and Class R4 shares. Each Fund, except Diversified Growth Fund and Sustainable International Core Fund, has registered for sale Class Y and Class F shares. Class A shares of each Fund that offers Class A shares, except Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. The Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions set forth in the Emerging Markets Equity Fund’s prospectus.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the

83

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

84

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, each Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which each Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

85

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Emerging Markets Equity Fund, International Contrarian Value Fund, International Stock Fund, Sustainable International Core Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Core Fixed Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
h)
Basis for Consolidation – The Diversified Growth Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Diversified Growth Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Diversified Growth Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Diversified Growth Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio,

86

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of October 31, 2024.
c)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2024.
d)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2024.
4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2024, each of Diversified Growth Fund, Emerging Markets Multi-Sector Bond Fund, International Contrarian Value Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an

87

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2024, each of Core Fixed Income Fund, Diversified Growth Fund, Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund had used Futures Contracts.
c)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

88

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended October 31, 2024, each of Diversified Growth Fund and Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the year ended October 31, 2024, the Diversified Growth Fund had used Total Return Swap Contracts.
d)
Additional Derivative Instrument Information:
Core Fixed Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$156,653	$—	$—	$—	$—	$156,653
Total	$156,653	$—	$—	$—	$—	$156,653
Liabilities:
Unrealized depreciation on futures contracts(1)	$738,578	$—	$—	$—	$—	$738,578
Total	$738,578	$—	$—	$—	$—	$738,578

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

89

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Core Fixed Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$589,533	$—	$—	$—	$—	$589,533
Total	$589,533	$—	$—	$—	$—	$589,533
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(546,430)	$—	$—	$—	$—	$(546,430)
Total	$(546,430)	$—	$—	$—	$—	$(546,430)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	195
Futures Contracts Number of Short Contracts	(41)
Diversified Growth Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$45,336	$—	$—	$16,527	$—	$61,863
Unrealized appreciation on foreign currency contracts	—	23,121	—	—	—	23,121
Total	$45,336	$23,121	$—	$16,527	$—	$84,984
Liabilities:
Unrealized depreciation on futures contracts(1)	$252,651	$—	$—	$256,267	$—	$508,918
Unrealized depreciation on foreign currency contracts	—	70,608	—	—	—	70,608
Unrealized depreciation on swap contracts(2)	—	—	3,070	—	—	3,070
Total	$252,651	$70,608	$3,070	$256,267	$—	$582,596

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

90

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Diversified Growth Fund (Consolidated) – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$149,599	$—	$—	$777,864	$—	$927,463
Net realized gain (loss) on swap contracts	—	—	(47,603)	—	—	(47,603)
Net realized gain (loss) on foreign currency contracts	—	(268,365)	—	—	—	(268,365)
Total	$149,599	$(268,365)	$(47,603)	$777,864	$—	$611,495
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(135,679)	$—	$—	$(185,655)	$—	$(321,334)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(3,070)	—	—	(3,070)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(62,455)	—	—	—	(62,455)
Total	$(135,679)	$(62,455)	$(3,070)	$(185,655)	$—	$(386,859)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	153
Futures Contracts Number of Short Contracts	(23)
Swap Contracts at Notional Amount	$1,109,894
Foreign Currency Contracts Purchased at Contract Amount	$3,497,279
Foreign Currency Contracts Sold at Contract Amount	$8,549,698
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$82,937	$—	$—	$—	$82,937
Total	$—	$82,937	$—	$—	$—	$82,937
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$49,558	$—	$—	$—	$49,558
Total	$—	$49,558	$—	$—	$—	$49,558

91

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Emerging Markets Multi-Sector Bond Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$72,008	$—	$—	$—	$—	$72,008
Net realized gain (loss) on swap contracts	—	—	(16,259)	—	—	(16,259)
Net realized gain (loss) on foreign currency contracts	—	(83,867)	—	—	—	(83,867)
Total	$72,008	$(83,867)	$(16,259)	$—	$—	$(28,118)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(5,056)	$—	$—	$—	$—	$(5,056)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	4,769	—	—	4,769
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	36,352	—	—	—	36,352
Total	$(5,056)	$36,352	$4,769	$—	$—	$36,065
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Futures Contracts Number of Short Contracts	(2)
Foreign Currency Contracts Purchased at Contract Amount	$3,483,833
Foreign Currency Contracts Sold at Contract Amount	$1,989,074
International Contrarian Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$296	$—	$—	$—	$296
Total	$—	$296	$—	$—	$—	$296

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(42,829)	$—	$—	$—	$(42,829)
Total	$—	$(42,829)	$—	$—	$—	$(42,829)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$296	$—	$—	$—	$296
Total	$—	$296	$—	$—	$—	$296

92

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

International Contrarian Value Fund – (continued)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$2,262,635
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$314,029	$—	$—	$—	$314,029
Total	$—	$314,029	$—	$—	$—	$314,029
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$465,845	$—	$—	$—	$465,845
Total	$—	$465,845	$—	$—	$—	$465,845

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,548,981	$—	$1,548,981
Net realized gain (loss) on foreign currency contracts	—	(5,923,155)	—	—	—	(5,923,155)
Total	$—	$(5,923,155)	$—	$1,548,981	$—	$(4,374,174)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,396,736	$—	$1,396,736
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(251,098)	—	—	—	(251,098)
Total	$—	$(251,098)	$—	$1,396,736	$—	$1,145,638
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	64
Foreign Currency Contracts Purchased at Contract Amount	$30,382,409
Foreign Currency Contracts Sold at Contract Amount	$71,875,354
e)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

93

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:
Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$156,653	$(738,578)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	156,653	(738,578)
Derivatives not subject to a MNA	(156,653)	738,578
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Diversified Growth Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$23,121	$(70,608)
Futures contracts	61,863	(508,918)
Swap contracts	—	(3,070)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	84,984	(582,596)
Derivatives not subject to a MNA	(61,863)	511,988
Total gross amount of assets and liabilities subject to MNA or similar agreements	$23,121	$(70,608)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Goldman Sachs & Co.	$5,919	$—	$—	$—	$5,919
HSBC Bank USA	12,063	(12,063)	—	—	—
UBS AG	5,139	(2,331)	—	—	2,808
Total	$23,121	$(14,394)	$—	$—	$8,727

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Barclays	$(51,765)	$—	$—	$—	$(51,765)
HSBC Bank USA	(16,478)	12,063	—	—	(4,415)
Morgan Stanley	(34)	—	—	—	(34)
UBS AG	(2,331)	2,331	—	—	—
Total	$(70,608)	$14,394	$—	$—	$(56,214)

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$82,937	$(49,558)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	82,937	(49,558)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$82,937	$(49,558)

94

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Citibank NA	$21,010	$(8,961)	$—	$—	$12,049
JP Morgan Chase & Co.	13,469	—	—	—	13,469
Morgan Stanley	29,632	(1,790)	—	—	27,842
UBS AG	18,826	(18,826)	—	—	—
Total	$82,937	$(29,577)	$—	$—	$53,360

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Bank of America Securities LLC	$(1,277)	$—	$—	$—	$(1,277)
Citibank NA	(8,961)	8,961	—	—	—
Morgan Stanley	(1,790)	1,790	—	—	—
State Street Global Markets LLC	(8,552)	—	—	—	(8,552)
UBS AG	(28,978)	18,826	—	—	(10,152)
Total	$(49,558)	$29,577	$—	$—	$(19,981)

International Contrarian Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$296	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	296	—
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$296	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
UBS AG	$296	$—	$—	$—	$296
Total	$296	$—	$—	$—	$296

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$314,029	$(465,845)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	314,029	(465,845)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$314,029	$(465,845)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Bank of America Securities LLC	$42,681	$(42,681)	$—	$—	$—
JP Morgan Chase & Co.	131,993	(58,996)	—	—	72,997
Morgan Stanley	139,355	(139,355)	—	—	—
Total	$314,029	$(241,032)	$—	$—	$72,997

95

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Bank of America Securities LLC	$(69,839)	$42,681	$—	$—	$(27,158)
JP Morgan Chase & Co.	(58,996)	58,996	—	—	—
Morgan Stanley	(262,957)	139,355	—	—	(123,602)
UBS AG	(74,053)	—	—	—	(74,053)
Total	$(465,845)	$241,032	$—	$—	$(224,813)
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, "Stock Connect"). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China ("PRC"), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. The risks related to investments in China A shares through Stock Connect are heightened to the

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 Notes to Financial Statements – (continued)
 October 31, 2024

extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange ("STAR market") and/or the ChiNext market of the Shenzhen stock exchange ("ChiNext market"). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives, partnerships, debt modifications, mark-to-market on certain derivatives and the treatment of income from the Subsidiary. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the year or period ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024			For the Year Ended October 31, 2023
Fund	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)
China A Fund	$—	$108,266	$—	$—	$265,002	$—
Core Fixed Income Fund	—	4,429,585	—	—	7,264,959	—
Diversified Emerging Markets Fund	—	1,050,006	—	—	355,002	—
Diversified Growth Fund (Consolidated)(2)	—	458,255	76,252	—	—	—
Emerging Markets Equity Fund	—	77,300,255	—	—	100,000,126	—
Emerging Markets Multi-Sector Bond Fund	—	1,596,087	—	—	1,700,563	—
International Contrarian Value Fund	—	406,287	8,661	—	20,000	—
International Multi-Cap Value Fund	—	64,001,738	—	—	94,803,196	—
International Stock Fund	—	71,000,233	—	—	52,900,100	—
Sustainable International Core Fund	—	30,000	—	—	12,000	—
Tax-Aware Bond Fund	34,501,620	8,287,619	—	16,357,167	7,243,005	—
US MidCap Opportunities Fund	—	4,000,011	11,300,036	—	3,173,871	20,450,934
US Small Cap Opportunities Fund	—	33,462	266,539	—	—	2,430,320

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
(2)	For the period ended October 31, 2023, the distributions reflect the period September 20, 2023 (commencement of operations) through October 31, 2023.
As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
China A Fund	$—	$125,522	$—	$(27,012,515)	$—	$(376,732)	$(27,263,725)
Core Fixed Income Fund	—	131,541	—	(27,086,342)	(103,843)	(1,165,549)	(28,224,193)
Diversified Emerging Markets Fund	—	955,022	—	(2,516,925)	(22,302)	10,195,289	8,611,084
Diversified Growth Fund (Consolidated)	—	2,232,226	451,471	—	—	8,063,434	10,747,131
Emerging Markets Equity Fund	—	69,516,270	—	(1,286,796,961)	—	1,602,595,443	385,314,752
Emerging Markets Multi-Sector Bond Fund	—	85,190	—	(19,447,128)	(5,983)	(11,134)	(19,379,055)
International Contrarian Value Fund	—	1,705,746	402,862	—	(1,855)	1,878,982	3,985,735
International Multi-Cap Value Fund	—	16,139,045	—	(140,567,676)	—	230,228,691	105,800,060
International Stock Fund	—	89,031,071	—	(282,206,334)	—	1,018,165,769	824,990,506
Sustainable International Core Fund	—	19,231	—	(10,506)	(1,855)	107,042	113,912
Tax-Aware Bond Fund	1,075,271	—	—	(29,983,527)	—	6,536,213	(22,372,043)
US MidCap Opportunities Fund	—	7,235,064	73,438,947	—	—	285,429,320	366,103,331
US Small Cap Opportunities Fund	—	—	13,676,841	—	—	60,806,733	74,483,574
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP, earnings and profits distributed to shareholders on the redemption of shares, reclassification of dividend income and subsequent adjustments to wash sales. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
US MidCap Opportunities Fund	$7,034,259	$(7,034,259)
US Small Cap Opportunities Fund	1,143,146	(1,143,146)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

98

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
China A Fund	$11,063,137	$15,949,378
Core Fixed Income Fund*	12,100,755	14,985,587
Diversified Emerging Markets Fund	2,516,925	—
Emerging Markets Equity Fund	858,927,673	427,869,288
Emerging Markets Multi-Sector Bond Fund*	12,565,887	6,881,241
International Multi-Cap Value Fund	139,228,804	1,338,872
International Stock Fund	136,844,626	145,361,708
Sustainable International Core Fund	10,506	—
Tax-Aware Bond Fund	15,262,520	14,721,007

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Diversified Emerging Markets Fund utilized $458,751, Emerging Markets Multi-Sector Bond Fund utilized $839,597, International Multi-Cap Value Fund utilized $176,611,370, International Stock Fund utilized $83,501,864, Sustainable International Core Fund utilized $4,096, Tax-Aware Bond Fund utilized $705,393 and US Small Cap Opportunities Fund utilized $2,238,374 of prior year capital loss carryforwards, respectively.
The Diversified Growth Fund, International Contrarian Value Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark to market adjustments, partnerships, debt modification adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on futures, swaps, forwards, PFICs, partnership adjustments, debt modification adjustments, reclassification of dividend income and investment in the Subsidiary. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China A Fund	$16,037,427	$1,138,490	$(1,515,177)	$(376,687)
Core Fixed Income Fund	89,573,779	679,466	(1,845,015)	(1,165,549)
Diversified Emerging Markets Fund	52,210,224	12,045,299	(1,652,575)	10,392,724
Diversified Growth Fund (Consolidated)	78,088,131	8,847,166	(695,571)	8,151,595
Emerging Markets Equity Fund	4,663,205,094	1,799,649,289	(159,345,313)	1,640,303,976
Emerging Markets Multi-Sector Bond Fund	24,559,622	690,891	(698,665)	(7,774)
International Contrarian Value Fund	35,951,132	3,004,979	(1,123,904)	1,881,075
International Multi-Cap Value Fund	1,889,830,995	269,303,444	(38,585,938)	230,717,506
International Stock Fund	5,563,085,118	1,210,679,604	(192,344,151)	1,018,335,453
Sustainable International Core Fund	1,048,986	169,796	(62,134)	107,662
Tax-Aware Bond Fund	1,283,530,406	17,233,121	(10,696,908)	6,536,213
US MidCap Opportunities Fund	697,899,885	296,426,903	(10,997,584)	285,429,319
US Small Cap Opportunities Fund	180,566,818	67,945,383	(7,138,650)	60,806,733
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group,

99

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets for each Fund, and, with respect to each of China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Contrarian Value Fund, International Multi-Cap Value Fund, International Stock Fund, Sustainable International Core Fund, and Tax-Aware Bond Fund, SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for each of these Funds. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
b)
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Diversified Growth Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(1)	0.5500% on first $1 billion and;
0.5300% over $1 billion
Diversified Growth Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds
Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
Sustainable International Core Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

100

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Fund	Management Fee Rates
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion

(1)   HFMC has contractually agreed to waive a portion of the management fee in an amount equal to the management fee paid to it by the Diversified Growth Fund’s Subsidiary. This waiver will remain in effect for as long as the Diversified Growth Fund remains invested in the Subsidiary.
c)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
d)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed to limit the total annual fund operating expenses exclusive of the expenses set forth in the footnotes below, to the extent necessary to limit total annual fund operating expenses as follows until February 28, 2025 (unless the Board of Directors approves its earlier termination):
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund(1)	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Core Fixed Income Fund(1)	N/A	N/A	0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.36%
Diversified Emerging Markets Fund(1)	1.34%	2.14%	1.04%	N/A	N/A	N/A	0.99%	0.89%	0.89%
Diversified Growth Fund (Consolidated)(2)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	0.65%
Emerging Markets Multi-Sector Bond Fund(1)	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
International Contrarian Value Fund(1)	1.15%	1.95%	0.85%	N/A	N/A	0.80%	0.80%	0.70%	0.70%
Sustainable International Core Fund(1)	N/A	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	0.70%
Tax-Aware Bond Fund(1)	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund(1)	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
(2)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses.

From November 1, 2023 through February 29, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
Fund	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Core Fixed Income Fund	0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.32%

101

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 Notes to Financial Statements – (continued)
 October 31, 2024

e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
China A Fund	$42	$—
Diversified Emerging Markets Fund	726	—
Emerging Markets Equity Fund	3,293	324
Emerging Markets Multi-Sector Bond Fund	61	—
International Contrarian Value Fund	162	—
International Multi-Cap Value Fund	78,375	979
International Stock Fund	227,769	4,561
Tax-Aware Bond Fund	316,922	7,718
US MidCap Opportunities Fund	159,273	2,202
US Small Cap Opportunities Fund	21,473	1,979
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class Y	0.11%
Class F	0.004%
Class SDR	0.004%

102

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Emerging Markets Equity Fund to 0.140%. This contractual arrangement will remain in effect until February 28, 2025, unless the Board of Directors approves its earlier termination.
Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I shares of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I
International Stock Fund	0.100%
US MidCap Opportunities Fund	0.106%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0.18%	0.17%	0.13%	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Core Fixed Income Fund	N/A	N/A	0.14%	0.22%	0.17%	0.12%	0.07%	0.00%*	0.00%*
Diversified Emerging Markets Fund	0.25%	0.25%	0.18%	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Diversified Growth Fund (Consolidated)	N/A	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	0.00%*
Emerging Markets Equity Fund	0.14%	0.09%	0.18%	0.22%	0.15%	0.11%	0.11%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.21%	0.25%	0.08%	0.22%	0.17%	0.12%	0.06%	0.00%*	0.00%*
International Contrarian Value Fund	0.03%	—	0.02%	N/A	N/A	—	0.01%	—	0.00%*
International Multi-Cap Value Fund	0.12%	0.11%	0.11%	0.22%	0.17%	0.11%	0.11%	0.00%*	0.00%*
International Stock Fund	0.11%	0.11%	0.10%	0.20%	0.17%	0.11%	0.11%	0.00%*	0.00%*
Sustainable International Core Fund	N/A	N/A	0.19%	N/A	N/A	N/A	N/A	N/A	0.00%*
Tax-Aware Bond Fund	0.07%	0.12%	0.10%	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
US MidCap Opportunities Fund	0.11%	0.11%	0.10%	0.22%	0.17%	0.12%	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.15%	0.16%	0.10%	0.22%	0.17%	0.12%	0.11%	0.00%*	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The China A Fund does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

103

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Core Fixed Income Fund	$—	$—	$—
Diversified Emerging Markets Fund	44,490	—	50,846
Diversified Growth Fund (Consolidated)	10,773,846	11,034,460	—
Emerging Markets Equity Fund	—	—	—
Emerging Markets Multi-Sector Bond Fund	529,593	552,087	—
International Contrarian Value Fund	—	—	—
International Multi-Cap Value Fund	9,788,364	10,358,284	35,250
International Stock Fund	19,866,780	22,144,500	—
Sustainable International Core Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
US MidCap Opportunities Fund	253,500	257,500	—
US Small Cap Opportunities Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	22%	56%	22%	N/A	N/A	N/A	97%	21%	—
Core Fixed Income Fund	N/A	N/A	1%	100%	100%	100%	—	0%*	—
Diversified Emerging Markets Fund	13%	80%	3%	N/A	N/A	N/A	62%	100%	—
Diversified Growth Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	0%*
Emerging Markets Equity Fund	—	—	—	13%	—	3%	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	29%	100%	100%	0%*	52%	—
International Contrarian Value Fund	29%	100%	68%	N/A	N/A	100%	53%	4%	—
Sustainable International Core Fund	N/A	N/A	91%	N/A	N/A	N/A	N/A	N/A	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1%	1%	1%	N/A	N/A	N/A	1%	16%	0%*
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	—	0%*	—
Diversified Emerging Markets Fund	0%*	0%*	0%*	N/A	N/A	N/A	0%*	28%	—
Diversified Growth Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	—
Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	0%*	0%*	—
International Contrarian Value Fund	0%*	0%*	36%	N/A	N/A	0%*	0%*	0%*	—
Sustainable International Core Fund	N/A	N/A	48%	N/A	N/A	N/A	N/A	N/A	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	0%*	—	—
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.

104

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

As of October 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Core Fixed Income Fund	75%
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	4%

*	As of October 31, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.
Beneficial Fund Ownership:
As of October 31, 2024, to the knowledge of a Fund, Hartford Funds Management Company, LLC and Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the following Funds:
Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	27%
	Hartford Funds Management Company, LLC	28%
International Contrarian Value Fund	Schroder US Holdings, Inc	37%
	Hartford Funds Management Company, LLC	37%
Sustainable International Core Fund	Schroder US Holdings, Inc	47%
	Hartford Funds Management Company, LLC	48%
11.
Significant Shareholder Concentration:
As of October 31, 2024, one shareholder owns greater than 75% of the Diversified Growth Fund.  The Diversified Growth Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Growth Fund. Such redemptions may cause the Diversified Growth Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Growth Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Growth Fund’s performance to the extent that the Diversified Growth Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
12.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$10,262,199	$19,901,072	$—	$—	$10,262,199	$19,901,072
Core Fixed Income Fund	35,996,747	68,874,043	75,684,870	125,745,022	111,681,617	194,619,065
Diversified Emerging Markets Fund	59,385,170	62,669,624	—	—	59,385,170	62,669,624
Diversified Growth Fund (Consolidated)	32,708,009	23,584,462	13,227,326	1,888,311	45,935,335	25,472,773
Emerging Markets Equity Fund	2,967,458,973	2,604,705,347	—	—	2,967,458,973	2,604,705,347
Emerging Markets Multi-Sector Bond Fund	34,725,585	35,368,716	—	—	34,725,585	35,368,716
International Contrarian Value Fund	21,727,962	11,665,571	—	—	21,727,962	11,665,571
International Multi-Cap Value Fund	3,080,998,951	3,586,029,120	—	—	3,080,998,951	3,586,029,120
International Stock Fund	2,281,691,415	1,617,513,682	—	—	2,281,691,415	1,617,513,682
Sustainable International Core Fund	422,611	421,545	—	—	422,611	421,545
Tax-Aware Bond Fund	534,794,890	235,588,559	212,883,285	164,992,769	747,678,175	400,581,328
US MidCap Opportunities Fund	439,529,560	457,372,134	—	—	439,529,560	457,372,134
US Small Cap Opportunities Fund	131,532,524	200,722,110	—	—	131,532,524	200,722,110

105

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

13.
Capital Share Transactions:
The following information is for the year ended October 31, 2024 and the year or period ended October 31, 2023:
	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
China A Fund
Class A
Shares Sold	11,336	$115,425	165,451	$2,044,054
Shares Issued for Reinvested Dividends	80	757	91	1,055
Shares Redeemed	(105,604)	(999,632)	(62,305)	(776,778)
Net Increase (Decrease)	(94,188)	(883,450)	103,237	1,268,331
Class C
Shares Sold	7,448	$70,000	—	$—
Shares Redeemed	(200)	(1,841)	(203)	(2,310)
Net Increase (Decrease)	7,248	68,159	(203)	(2,310)
Class I
Shares Sold	57,579	$531,671	124,903	$1,522,355
Shares Issued for Reinvested Dividends	1,390	13,221	4,482	52,030
Shares Redeemed	(451,071)	(4,325,556)	(543,186)	(6,386,662)
Net Increase (Decrease)	(392,102)	(3,780,664)	(413,801)	(4,812,277)
Class Y
Shares Sold	—	$—	11,216	$141,858
Shares Issued for Reinvested Dividends	58	556	88	1,018
Shares Redeemed	(6,486)	(62,662)	(123,549)	(1,323,161)
Net Increase (Decrease)	(6,428)	(62,106)	(112,245)	(1,180,285)
Class F
Shares Sold	—	$—	841	$10,000
Shares Issued for Reinvested Dividends	8,511	81,111	16,234	188,805
Shares Redeemed	(522,869)	(4,791,149)	(2,570,663)	(28,899,821)
Net Increase (Decrease)	(514,358)	(4,710,038)	(2,553,588)	(28,701,016)
Class SDR
Shares Sold	47	$501	—	$—
Shares Issued for Reinvested Dividends	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease)	47	501	—	—
Total Net Increase (Decrease)	(999,781)	$(9,367,598)	(2,976,600)	$(33,427,557)
Core Fixed Income Fund
Class I
Shares Sold	171,589	$1,449,302	116,782	$1,014,907
Shares Issued for Reinvested Dividends	10,186	87,284	3,591	30,552
Shares Redeemed	(135,864)	(1,162,224)	(63,118)	(538,849)
Net Increase (Decrease)	45,911	374,362	57,255	506,610
Class R3
Shares Issued for Reinvested Dividends	42	$362	31	$271
Net Increase (Decrease)	42	362	31	271
Class R4
Shares Issued for Reinvested Dividends	46	$395	35	$301
Net Increase (Decrease)	46	395	35	301
Class R5
Shares Issued for Reinvested Dividends	50	$429	39	$332
Net Increase (Decrease)	50	429	39	332
Class Y
Shares Sold	169,682	$1,460,734	138,885	$1,194,915
Shares Issued for Reinvested Dividends	26,596	227,493	19,793	168,819
Shares Redeemed	(166,871)	(1,423,512)	(266,100)	(2,314,723)
Net Increase (Decrease)	29,407	264,715	(107,422)	(950,989)

106

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,833,189	$15,854,279	3,948,248	$34,885,825
Shares Issued for Reinvested Dividends	361,457	3,093,056	408,777	3,494,410
Shares Redeemed	(2,711,094)	(23,006,740)	(4,519,464)	(37,882,182)
Net Increase (Decrease)	(516,448)	(4,059,405)	(162,439)	498,053
Class SDR
Shares Sold	2,350,852	$19,685,978	4,272,196	$37,155,558
Shares Issued for Reinvested Dividends	51,701	442,945	352,095	3,004,526
Shares Redeemed	(11,553,849)	(97,722,446)	(1,573,033)	(13,425,536)
Net Increase (Decrease)	(9,151,296)	(77,593,523)	3,051,258	26,734,548
Total Net Increase (Decrease)	(9,592,288)	$(81,012,665)	2,838,757	$26,789,126
Diversified Emerging Markets Fund
Class A
Shares Sold	4,252	$33,507	2,499	$20,267
Shares Issued for Reinvested Dividends	54	425	5	35
Shares Redeemed	(67)	(566)	(8)	(60)
Net Increase (Decrease)	4,239	33,366	2,496	20,242
Class C
Shares Sold	262	$2,208	718	$5,890
Shares Issued for Reinvested Dividends	6	45	—	—
Shares Redeemed	—	—	(718)	(5,509)
Net Increase (Decrease)	268	2,253	—	381
Class I
Shares Sold	822	$6,500	45,577	$356,602
Shares Issued for Reinvested Dividends	764	6,013	93	699
Shares Redeemed	(4,215)	(35,436)	(1,184)	(9,387)
Net Increase (Decrease)	(2,629)	(22,923)	44,486	347,914
Class Y
Shares Sold	221	$1,828	225	$1,770
Shares Issued for Reinvested Dividends	28	222	10	72
Shares Redeemed	(134)	(1,242)	(19)	(158)
Net Increase (Decrease)	115	808	216	1,684
Class F
Shares Sold	—	$—	2,148,998	$15,000,000
Shares Issued for Reinvested Dividends	35,530	278,908	16,425	122,695
Shares Redeemed	—	—	(196,585)	(1,554,986)
Net Increase (Decrease)	35,530	278,908	1,968,838	13,567,709
Class SDR
Shares Sold	356,301	$2,935,494	6,095,050	$45,922,219
Shares Issued for Reinvested Dividends	18,351	144,059	10,754	80,333
Shares Redeemed	(845,525)	(6,981,659)	(1,564,186)	(12,288,978)
Net Increase (Decrease)	(470,873)	(3,902,106)	4,541,618	33,713,574
Total Net Increase (Decrease)	(433,350)	$(3,609,694)	6,557,654	$47,651,504
Diversified Growth Fund (Consolidated)(1)
Class I
Shares Sold	716	$7,586	10,001	$100,010
Shares Issued for Reinvested Dividends	83	880	—	—
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	799	8,466	10,000	100,000
Class SDR
Shares Sold	1,440,186	$16,000,500	5,129,254	$50,010,009
Shares Issued for Reinvested Dividends	50,431	533,627	—	—
Shares Redeemed	—	—	(1,001)	(9,789)
Net Increase (Decrease)	1,490,617	16,534,127	5,128,253	50,000,220
Total Net Increase (Decrease)	1,491,416	$16,542,593	5,138,253	$50,100,220

107

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund
Class A
Shares Sold	38,757,962	$634,396,192	66,833,617	$1,044,648,253
Shares Issued for Reinvested Dividends	789,474	12,260,537	45,993	671,951
Shares Redeemed	(19,048,141)	(304,282,945)	(12,677,202)	(188,449,298)
Net Increase (Decrease)	20,499,295	342,373,784	54,202,408	856,870,906
Class C
Shares Sold	10,318	$164,285	42,472	$642,355
Shares Issued for Reinvested Dividends	810	12,460	1,544	22,296
Shares Redeemed	(93,722)	(1,454,494)	(99,719)	(1,488,069)
Net Increase (Decrease)	(82,594)	(1,277,749)	(55,703)	(823,418)
Class I
Shares Sold	35,815,410	$581,893,298	40,112,531	$609,345,689
Shares Issued for Reinvested Dividends	657,834	10,176,686	1,037,489	15,074,713
Shares Redeemed	(31,076,788)	(507,346,441)	(48,080,370)	(730,531,742)
Net Increase (Decrease)	5,396,456	84,723,543	(6,930,350)	(106,111,340)
Class R3
Shares Sold	1,788	$28,764	1,085	$16,412
Shares Issued for Reinvested Dividends	50	772	86	1,251
Shares Redeemed	(1,026)	(15,925)	(634)	(10,035)
Net Increase (Decrease)	812	13,611	537	7,628
Class R4
Shares Sold	67,266	$1,092,172	52,518	$793,833
Shares Issued for Reinvested Dividends	4,463	69,311	6,196	90,397
Shares Redeemed	(75,565)	(1,226,387)	(47,693)	(718,721)
Net Increase (Decrease)	(3,836)	(64,904)	11,021	165,509
Class R5
Shares Sold	357	$5,740	3,790	$57,932
Shares Issued for Reinvested Dividends	8	126	447	6,489
Shares Redeemed	(157)	(2,640)	(24,900)	(386,872)
Net Increase (Decrease)	208	3,226	(20,663)	(322,451)
Class Y
Shares Sold	766,685	$12,442,254	1,245,426	$19,127,209
Shares Issued for Reinvested Dividends	92,206	1,438,412	91,130	1,335,062
Shares Redeemed	(2,383,075)	(39,426,557)	(1,859,333)	(28,360,037)
Net Increase (Decrease)	(1,524,184)	(25,545,891)	(522,777)	(7,897,766)
Class F
Shares Sold	8,956,019	$146,175,728	11,234,908	$171,583,200
Shares Issued for Reinvested Dividends	96,845	1,497,226	161,777	2,349,009
Shares Redeemed	(12,311,047)	(203,198,439)	(13,589,517)	(203,628,933)
Net Increase (Decrease)	(3,258,183)	(55,525,485)	(2,192,832)	(29,696,724)
Class SDR
Shares Sold	18,150,401	$301,064,778	34,290,536	$516,123,781
Shares Issued for Reinvested Dividends	1,663,585	25,768,935	3,241,746	47,167,404
Shares Redeemed	(17,364,145)	(288,616,161)	(97,478,434)	(1,507,362,267)
Net Increase (Decrease)	2,449,841	38,217,552	(59,946,152)	(944,071,082)
Total Net Increase (Decrease)	23,477,815	$382,917,687	(15,454,511)	$(231,878,738)
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	53,340	$378,660	72,435	$490,554
Shares Issued for Reinvested Dividends	12,335	86,655	9,914	66,117
Shares Redeemed	(57,427)	(400,429)	(72,543)	(489,361)
Net Increase (Decrease)	8,248	64,886	9,806	67,310
Class C
Shares Sold	3,116	$21,474	12,118	$79,994
Shares Issued for Reinvested Dividends	717	5,026	1,024	6,809
Shares Redeemed	(16,038)	(112,603)	(3,099)	(20,122)
Net Increase (Decrease)	(12,205)	(86,103)	10,043	66,681

108

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	51,458	$361,444	111,405	$741,817
Shares Issued for Reinvested Dividends	27,374	191,765	48,595	323,149
Shares Redeemed	(219,858)	(1,545,568)	(860,935)	(5,816,705)
Net Increase (Decrease)	(141,026)	(992,359)	(700,935)	(4,751,739)
Class R3
Shares Sold	322	$2,252	145	$982
Shares Issued for Reinvested Dividends	300	2,110	259	1,728
Shares Redeemed	(11)	(76)	(8)	(55)
Net Increase (Decrease)	611	4,286	396	2,655
Class R4
Shares Issued for Reinvested Dividends	96	$682	88	$583
Net Increase (Decrease)	96	682	88	583
Class R5
Shares Issued for Reinvested Dividends	103	$726	93	$620
Net Increase (Decrease)	103	726	93	620
Class Y
Shares Sold	9,615	$67,305	3,353	$22,957
Shares Issued for Reinvested Dividends	29,706	208,342	26,451	175,989
Shares Redeemed	(5,875)	(42,408)	(1,139)	(7,705)
Net Increase (Decrease)	33,446	233,239	28,665	191,241
Class F
Shares Sold	—	$—	1,639	$9,971
Shares Issued for Reinvested Dividends	252	1,638	117	723
Net Increase (Decrease)	252	1,638	1,756	10,694
Class SDR
Shares Sold	99,372	$692,440	100,877	$686,872
Shares Issued for Reinvested Dividends	156,674	1,098,938	162,337	1,081,004
Shares Redeemed	(47,183)	(327,974)	(652,632)	(4,314,989)
Net Increase (Decrease)	208,863	1,463,404	(389,418)	(2,547,113)
Total Net Increase (Decrease)	98,388	$690,399	(1,039,506)	$(6,959,068)
International Contrarian Value Fund
Class A(2)
Shares Sold	31,772	$404,247	—	$—
Shares Issued for Reinvested Dividends	112	1,318	—	—
Shares Redeemed	(146)	(1,766)	—	—
Net Increase (Decrease)	31,738	403,799	—	—
Class C(2)
Shares Sold	9,099	$100,000	—	$—
Shares Issued for Reinvested Dividends	38	437	—	—
Net Increase (Decrease)	9,137	100,437	—	—
Class I
Shares Sold	496,302	$6,402,310	1,092,740	$12,686,062
Shares Issued for Reinvested Dividends	16,693	195,682	1,035	9,948
Shares Redeemed	(99,314)	(1,156,471)	(3,456)	(38,290)
Net Increase (Decrease)	413,681	5,441,521	1,090,319	12,657,720
Class R5(2)
Shares Sold	9,099	$100,000	—	$—
Shares Issued for Reinvested Dividends	143	1,679	—	—
Net Increase (Decrease)	9,242	101,679	—	—
Class Y(2)
Shares Sold	17,438	$207,150	—	$—
Shares Issued for Reinvested Dividends	143	1,679	—	—
Net Increase (Decrease)	17,581	208,829	—	—

109

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	238,910	$3,190,995	—	$—
Shares Issued for Reinvested Dividends	153	1,787	—	—
Shares Redeemed	(52)	(702)	—	—
Net Increase (Decrease)	239,011	3,192,080	—	—
Class SDR
Shares Sold	37	$500	1,032,702	$12,000,000
Shares Issued for Reinvested Dividends	—	—	1,046	10,052
Net Increase (Decrease)	37	500	1,033,748	12,010,052
Total Net Increase (Decrease)	720,427	$9,448,845	2,124,067	$24,667,772
International Multi-Cap Value Fund
Class A
Shares Sold	1,013,226	$10,028,854	2,354,627	$21,481,878
Shares Issued for Reinvested Dividends	285,459	2,879,044	438,872	3,913,026
Shares Redeemed	(2,264,045)	(22,583,694)	(2,915,861)	(26,562,997)
Net Increase (Decrease)	(965,360)	(9,675,796)	(122,362)	(1,168,093)
Class C
Shares Sold	34,985	$352,675	32,618	$295,642
Shares Issued for Reinvested Dividends	15,022	149,774	33,450	295,250
Shares Redeemed	(341,878)	(3,428,794)	(340,735)	(3,090,511)
Net Increase (Decrease)	(291,871)	(2,926,345)	(274,667)	(2,499,619)
Class I
Shares Sold	8,505,974	$84,712,206	15,766,858	$143,908,857
Shares Issued for Reinvested Dividends	1,520,770	15,297,072	2,656,807	23,669,268
Shares Redeemed	(26,013,047)	(256,348,921)	(27,541,137)	(249,873,897)
Net Increase (Decrease)	(15,986,303)	(156,339,643)	(9,117,472)	(82,295,772)
Class R3
Shares Sold	380,105	$3,789,399	477,622	$4,375,732
Shares Issued for Reinvested Dividends	39,905	401,068	57,607	511,991
Shares Redeemed	(458,084)	(4,612,714)	(533,811)	(4,896,816)
Net Increase (Decrease)	(38,074)	(422,247)	1,418	(9,093)
Class R4
Shares Sold	83,564	$807,111	122,534	$1,117,796
Shares Issued for Reinvested Dividends	14,285	143,303	21,045	187,225
Shares Redeemed	(210,591)	(2,099,088)	(119,421)	(1,094,527)
Net Increase (Decrease)	(112,742)	(1,148,674)	24,158	210,494
Class R5
Shares Sold	272,717	$2,694,990	380,109	$3,474,878
Shares Issued for Reinvested Dividends	54,604	550,779	71,687	638,773
Shares Redeemed	(292,762)	(2,937,782)	(243,503)	(2,195,570)
Net Increase (Decrease)	34,559	307,987	208,293	1,918,081
Class Y
Shares Sold	3,197,924	$31,514,850	8,186,580	$73,994,304
Shares Issued for Reinvested Dividends	744,488	7,459,521	1,343,937	11,983,102
Shares Redeemed	(15,899,961)	(152,383,927)	(5,563,926)	(50,529,459)
Net Increase (Decrease)	(11,957,549)	(113,409,556)	3,966,591	35,447,947
Class F
Shares Sold	8,668,402	$86,781,767	14,289,153	$130,711,786
Shares Issued for Reinvested Dividends	1,279,655	12,914,452	1,832,876	16,365,235
Shares Redeemed	(29,087,406)	(274,649,208)	(13,732,644)	(125,113,144)
Net Increase (Decrease)	(19,139,349)	(174,952,989)	2,389,385	21,963,877
Class SDR
Shares Sold	13,288,223	$132,605,725	18,623,011	$170,367,005
Shares Issued for Reinvested Dividends	2,134,710	21,490,212	3,089,101	27,531,703
Shares Redeemed	(25,032,637)	(248,226,085)	(19,530,371)	(176,471,532)
Net Increase (Decrease)	(9,609,704)	(94,130,148)	2,181,741	21,427,176
Total Net Increase (Decrease)	(58,066,393)	$(552,697,411)	(742,915)	$(5,005,002)

110

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
International Stock Fund
Class A
Shares Sold	4,207,590	$75,740,358	5,790,982	$93,504,959
Shares Issued for Reinvested Dividends	171,420	2,958,709	157,581	2,333,781
Shares Redeemed	(4,181,443)	(74,304,847)	(3,643,711)	(58,053,612)
Net Increase (Decrease)	197,567	4,394,220	2,304,852	37,785,128
Class C
Shares Sold	206,628	$3,526,901	309,695	$4,777,404
Shares Issued for Reinvested Dividends	4,522	73,934	3,011	42,299
Shares Redeemed	(280,940)	(4,782,968)	(222,732)	(3,376,299)
Net Increase (Decrease)	(69,790)	(1,182,133)	89,974	1,443,404
Class I
Shares Sold	79,163,463	$1,372,831,814	94,391,035	$1,467,369,741
Shares Issued for Reinvested Dividends	2,034,735	33,898,686	1,749,443	25,017,040
Shares Redeemed	(60,131,492)	(1,038,944,673)	(64,527,675)	(985,133,493)
Net Increase (Decrease)	21,066,706	367,785,827	31,612,803	507,253,288
Class R3
Shares Sold	39,760	$686,598	67,776	$1,032,943
Shares Issued for Reinvested Dividends	1,443	23,910	1,257	17,897
Shares Redeemed	(36,340)	(637,212)	(32,805)	(508,961)
Net Increase (Decrease)	4,863	73,296	36,228	541,879
Class R4
Shares Sold	50,069	$871,109	90,469	$1,411,814
Shares Issued for Reinvested Dividends	2,009	33,453	2,942	42,018
Shares Redeemed	(102,488)	(1,780,771)	(130,842)	(2,091,546)
Net Increase (Decrease)	(50,410)	(876,209)	(37,431)	(637,714)
Class R5
Shares Sold	303,793	$5,240,819	645,554	$9,864,106
Shares Issued for Reinvested Dividends	22,453	374,294	24,956	357,121
Shares Redeemed	(505,473)	(8,824,693)	(644,048)	(9,836,172)
Net Increase (Decrease)	(179,227)	(3,209,580)	26,462	385,055
Class Y
Shares Sold	400,862	$6,955,028	1,077,528	$16,149,412
Shares Issued for Reinvested Dividends	92,607	1,547,461	133,119	1,908,926
Shares Redeemed	(6,689,787)	(111,416,803)	(3,319,942)	(50,765,006)
Net Increase (Decrease)	(6,196,318)	(102,914,314)	(2,109,295)	(32,706,668)
Class F
Shares Sold	35,327,494	$620,959,227	38,481,401	$604,545,688
Shares Issued for Reinvested Dividends	1,054,408	17,576,974	789,734	11,301,093
Shares Redeemed	(17,722,554)	(309,965,105)	(13,559,754)	(209,735,793)
Net Increase (Decrease)	18,659,348	328,571,096	25,711,381	406,110,988
Class SDR
Shares Sold	13,281,923	$231,183,783	14,634,932	$227,641,290
Shares Issued for Reinvested Dividends	612,621	10,206,266	589,746	8,433,364
Shares Redeemed	(11,547,413)	(201,187,942)	(8,725,943)	(136,070,106)
Net Increase (Decrease)	2,347,131	40,202,107	6,498,735	100,004,548
Total Net Increase (Decrease)	35,779,870	$632,844,310	64,133,709	$1,020,179,908
Sustainable International Core Fund
Class I
Shares Sold	639	$7,043	4,446	$46,685
Shares Issued for Reinvested Dividends	1,433	15,202	620	5,948
Net Increase (Decrease)	2,072	22,245	5,066	52,633
Class SDR
Shares Sold	43	$500	—	$—
Shares Issued for Reinvested Dividends	—	—	631	6,052
Net Increase (Decrease)	43	500	631	6,052
Total Net Increase (Decrease)	2,115	$22,745	5,697	$58,685

111

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Tax-Aware Bond Fund
Class A
Shares Sold	4,945,380	$50,348,752	5,176,958	$52,016,536
Shares Issued for Reinvested Dividends	298,658	3,038,590	175,701	1,744,289
Shares Redeemed	(1,973,470)	(20,064,552)	(2,072,261)	(20,730,150)
Net Increase (Decrease)	3,270,568	33,322,790	3,280,398	33,030,675
Class C
Shares Sold	746,816	$7,666,973	406,016	$4,084,541
Shares Issued for Reinvested Dividends	21,412	218,713	10,714	106,573
Shares Redeemed	(173,062)	(1,764,227)	(241,858)	(2,435,736)
Net Increase (Decrease)	595,166	6,121,459	174,872	1,755,378
Class I
Shares Sold	56,637,775	$575,242,421	70,825,421	$711,724,191
Shares Issued for Reinvested Dividends	2,583,639	26,286,615	1,532,808	15,211,714
Shares Redeemed	(38,365,213)	(389,759,757)	(35,531,473)	(350,928,535)
Net Increase (Decrease)	20,856,201	211,769,279	36,826,756	376,007,370
Class Y
Shares Issued for Reinvested Dividends	776	$7,895	834	$8,313
Shares Redeemed	(6,559)	(67,095)	—	—
Net Increase (Decrease)	(5,783)	(59,200)	834	8,313
Class F
Shares Sold	13,476,832	$137,115,774	17,006,775	$170,783,943
Shares Issued for Reinvested Dividends	825,935	8,408,922	381,293	3,774,601
Shares Redeemed	(5,420,016)	(55,019,824)	(4,405,045)	(43,654,263)
Net Increase (Decrease)	8,882,751	90,504,872	12,983,023	130,904,281
Class SDR
Shares Sold	470,090	$4,815,648	1,070,233	$10,553,089
Shares Issued for Reinvested Dividends	91,827	933,777	64,474	639,821
Shares Redeemed	(1,125,076)	(11,495,912)	(1,084,223)	(10,927,243)
Net Increase (Decrease)	(563,159)	(5,746,487)	50,484	265,667
Total Net Increase (Decrease)	33,035,744	$335,912,713	53,316,367	$541,971,684
US MidCap Opportunities Fund
Class A
Shares Sold	2,148,301	$38,840,840	2,368,909	$38,300,772
Shares Issued for Reinvested Dividends	128,324	2,161,151	215,556	3,438,069
Shares Redeemed	(1,125,512)	(20,213,735)	(1,420,730)	(23,078,021)
Net Increase (Decrease)	1,151,113	20,788,256	1,163,735	18,660,820
Class C
Shares Sold	96,929	$1,729,788	168,375	$2,727,436
Shares Issued for Reinvested Dividends	28,358	468,185	74,243	1,178,229
Shares Redeemed	(492,052)	(8,690,401)	(709,574)	(11,393,861)
Net Increase (Decrease)	(366,765)	(6,492,428)	(466,956)	(7,488,196)
Class I
Shares Sold	5,396,403	$102,839,121	9,777,457	$167,499,919
Shares Issued for Reinvested Dividends	457,737	8,154,020	724,006	12,135,225
Shares Redeemed	(6,658,317)	(126,357,016)	(6,781,714)	(116,006,390)
Net Increase (Decrease)	(804,177)	(15,363,875)	3,719,749	63,628,754
Class R3
Shares Sold	15,702	$303,758	17,117	$283,363
Shares Issued for Reinvested Dividends	1,460	24,943	3,143	51,364
Shares Redeemed	(38,888)	(690,376)	(20,375)	(332,132)
Net Increase (Decrease)	(21,726)	(361,675)	(115)	2,595
Class R4
Shares Sold	2,576	$48,183	2,366	$40,111
Shares Issued for Reinvested Dividends	553	9,709	1,003	16,704
Shares Redeemed	(15,310)	(288,190)	(673)	(11,395)
Net Increase (Decrease)	(12,181)	(230,298)	2,696	45,420

112

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	5,592	$107,397	22,736	$392,093
Shares Issued for Reinvested Dividends	634	11,266	600	10,041
Shares Redeemed	(5,890)	(116,983)	(4,906)	(83,624)
Net Increase (Decrease)	336	1,680	18,430	318,510
Class Y
Shares Sold	71,987	$1,378,619	875,183	$14,979,573
Shares Issued for Reinvested Dividends	63,423	1,128,087	112,592	1,885,791
Shares Redeemed	(1,193,670)	(22,122,369)	(810,626)	(13,758,988)
Net Increase (Decrease)	(1,058,260)	(19,615,663)	177,149	3,106,376
Class F
Shares Sold	1,662,031	$31,308,075	2,575,698	$44,050,041
Shares Issued for Reinvested Dividends	122,833	2,191,472	179,619	3,009,259
Shares Redeemed	(1,744,433)	(33,279,374)	(1,359,183)	(23,270,140)
Net Increase (Decrease)	40,431	220,173	1,396,134	23,789,160
Class SDR
Shares Sold	990,049	$19,098,948	817,427	$14,063,910
Shares Issued for Reinvested Dividends	40,096	716,927	68,499	1,150,260
Shares Redeemed	(532,484)	(10,179,703)	(597,474)	(10,331,264)
Net Increase (Decrease)	497,661	9,636,172	288,452	4,882,906
Total Net Increase (Decrease)	(573,568)	$(11,417,658)	6,299,274	$106,946,345
US Small Cap Opportunities Fund
Class A
Shares Sold	106,535	$2,916,104	191,612	$5,017,637
Shares Issued for Reinvested Dividends	—	—	10,902	278,880
Shares Redeemed	(233,678)	(6,516,112)	(240,258)	(6,215,275)
Net Increase (Decrease)	(127,143)	(3,600,008)	(37,744)	(918,758)
Class C
Shares Sold	11,125	$298,605	13,700	$357,688
Shares Issued for Reinvested Dividends	—	—	2,118	54,149
Shares Redeemed	(55,101)	(1,503,952)	(62,360)	(1,618,716)
Net Increase (Decrease)	(43,976)	(1,205,347)	(46,542)	(1,206,879)
Class I
Shares Sold	554,243	$16,073,416	1,893,957	$53,390,972
Shares Issued for Reinvested Dividends	4,571	136,073	48,106	1,313,766
Shares Redeemed	(2,842,597)	(82,418,271)	(1,970,556)	(54,869,273)
Net Increase (Decrease)	(2,283,783)	(66,208,782)	(28,493)	(164,535)
Class R3
Shares Sold	6,211	$177,928	21,147	$565,585
Shares Issued for Reinvested Dividends	—	—	309	8,196
Shares Redeemed	(18,060)	(509,700)	(5,623)	(155,019)
Net Increase (Decrease)	(11,849)	(331,772)	15,833	418,762
Class R4
Shares Sold	2,506	$73,495	2,599	$71,127
Shares Issued for Reinvested Dividends	—	—	193	5,223
Shares Redeemed	(10,617)	(307,150)	(1,844)	(51,013)
Net Increase (Decrease)	(8,111)	(233,655)	948	25,337
Class R5
Shares Sold	996	$28,516	16,007	$451,030
Shares Issued for Reinvested Dividends	34	1,023	134	3,612
Shares Redeemed	(19,901)	(600,496)	(6,239)	(176,738)
Net Increase (Decrease)	(18,871)	(570,957)	9,902	277,904
Class Y
Shares Sold	417,552	$12,179,538	226,174	$6,311,294
Shares Issued for Reinvested Dividends	1,356	40,360	9,871	269,586
Shares Redeemed	(1,223,055)	(36,164,818)	(392,678)	(10,911,716)
Net Increase (Decrease)	(804,147)	(23,944,920)	(156,633)	(4,330,836)

113

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	66,354	$1,953,724	132,362	$3,690,540
Shares Issued for Reinvested Dividends	1,213	36,213	4,621	126,573
Shares Redeemed	(168,234)	(4,954,770)	(158,223)	(4,390,942)
Net Increase (Decrease)	(100,667)	(2,964,833)	(21,240)	(573,829)
Class SDR
Shares Sold	1,141,290	$34,758,231	133,745	$3,710,259
Shares Issued for Reinvested Dividends	2,372	70,904	10,784	295,705
Shares Redeemed	(199,770)	(5,998,614)	(440,004)	(12,297,867)
Net Increase (Decrease)	943,892	28,830,521	(295,475)	(8,291,903)
Total Net Increase (Decrease)	(2,454,655)	$(70,229,753)	(559,444)	$(14,764,737)

(1)	Diversified Growth Fund commenced operations on September 20, 2023.
(2)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, each Fund (together with certain other Hartford Funds), except Diversified Growth Fund, had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.
15.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
17.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

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 Notes to Financial Statements – (continued)
 October 31, 2024

Effective November 1, 2024, HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses for the Emerging Markets Multi-Sector Bond Fund as follows: 0.90% (Class A), 1.70% (Class C), 0.60% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
Effective November 1, 2024, the management fee of HFMC set forth in the investment management agreement with respect to the Emerging Markets Multi-Sector Bond Fund will be as follows: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Emerging Markets Multi-Sector Bond Fund’s average daily net assets.
Effective November 27, 2024, the management fee of HFMC set forth in the investment management agreement with respect to the Emerging Markets Equity Fund will be as follows: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Emerging Markets Equity Fund’s average daily net assets.
Effective November 27, 2024, Emerging Markets Equity Fund’s contractual arrangement that limits the amount of the transfer agency fee applicable to the Fund’s Class A shares will terminate.

115

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds II, Inc. and Shareholders of Hartford Schroders China A Fund, Hartford Schroders Core Fixed Income Fund, Hartford Schroders Diversified Emerging Markets Fund, Hartford Schroders Diversified Growth Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Sustainable International Core Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US MidCap Opportunities Fund and Hartford Schroders US Small Cap Opportunities Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (thirteen of the funds constituting The Hartford Mutual Funds II, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford Schroders China A Fund(1)
Hartford Schroders Core Fixed Income Fund(2)
Hartford Schroders Diversified Emerging Markets Fund(1)
Hartford Schroders Diversified Growth Fund(3)
Hartford Schroders Emerging Markets Equity Fund(1)
Hartford Schroders Emerging Markets Multi-Sector Bond Fund(1)
Hartford Schroders International Contrarian Value Fund(1)
Hartford Schroders International Multi-Cap Value Fund(1)
Hartford Schroders International Stock Fund(1)
Hartford Schroders Sustainable International Core Fund(1)
Hartford Schroders Tax-Aware Bond Fund(1)
Hartford Schroders US MidCap Opportunities Fund(1)
Hartford Schroders US Small Cap Opportunities Fund(1)

(1)
Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein.

(2)
Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year ended October 31, 2024 and the statements of changes in net assets and the financial highlights for each of the two years in the period ended October 31, 2024.

(3)
Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2024, the related consolidated statement of operations for year ended October 31, 2024 and the consolidated statements of changes in net assets and the consolidated financial highlights for the year ended October
31, 2024 and for the period September 20, 2023 (commencement of operations) through October 31, 2023.

The financial statements of Hartford Schroders Core Fixed Income Fund as of and for the year ended October 31, 2022 and the financial highlights for the years or periods ended October 31, 2022 and October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 27, 2022 expressed an unqualified opinion on those financial statements and financial highlights. The financial statements of Hartford Schroders Core Fixed Income Fund as of and for the year ended October 31, 2020 and the financial highlights for the year or period then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 29, 2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

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Hartford Schroders Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

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 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds II, Inc.
Hartford Schroders China A Fund
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Hartford Schroders Diversified Emerging Markets Fund
Hartford Schroders Diversified Growth Fund
Hartford Schroders Emerging Markets Equity Fund
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Hartford Schroders International Contrarian Value Fund
Hartford Schroders International Multi-Cap Value Fund
Hartford Schroders International Stock Fund
Hartford Schroders Sustainable International Core Fund
Hartford Schroders Tax-Aware Bond Fund
Hartford Schroders US MidCap Opportunities Fund
Hartford Schroders US Small Cap Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)
The Hartford Schroders Core Fixed Income Fund is the successor to a corresponding series of Schroder Series Trust (the “Predecessor Fund”), pursuant to a reorganization consummated on November 12, 2021.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF II, on behalf of each of the Funds, and The Hartford Mutual Funds, Inc. (“HMF”), on behalf of each of its series (the “Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and each Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to each Fund; and (iii) the continuation of a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”) with respect to Hartford Schroders China A Fund, Hartford Schroders Diversified Emerging Markets Fund, Hartford Schroders Diversified Growth Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Sustainable International Core Fund, Hartford Schroders Tax-Aware Bond Fund, and Hartford Schroders International Multi-Cap Value Fund (collectively, the “Sub-Sub-Advised Funds”).
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge.
The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to SIMNA Inc. and SIMNA Ltd., which provide certain day-to-day portfolio management services for the Funds and the Sub-Sub-Advised Funds, respectively, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund, which included the performance of the Predecessor Fund with respect to the Hartford Schroders Core Fixed Income Fund. The Board noted that the Predecessor Fund had been advised by SIMNA Inc. and sub-advised by SIMNA Ltd. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Sub-Sub-Advised Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by HFMC to another Hartford fund that is an exchange-traded fund (“ETF”) with investment strategies similar to those of the Hartford Schroders Tax-Aware Bond Fund. The Board reviewed information about structural, operational and other differences between the ETF and the Hartford Schroders Tax-Aware Bond Fund, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for each of Hartford Schroders China A Fund, Hartford Schroders Core Fixed Income Fund, and Hartford Schroders Emerging Markets Multi-Sector Bond Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for each of Hartford Schroders China A Fund, Hartford Schroders Core Fixed Income Fund, and Hartford Schroders Emerging Markets Multi-Sector Bond Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF II, on behalf of its Funds, HMF, on behalf of its series, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by the Sub-advisers. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the Funds, and HFMC compensates SFA for such services.
The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), except for Hartford Schroders Core Fixed Income Fund, Hartford Schroders Diversified Growth Fund and Hartford Schroders Sustainable International Core Fund, for which the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses)

125

Hartford Schroders Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, except for Hartford Schroders Core Fixed Income Fund, Hartford Schroders Diversified Growth Fund and Hartford Schroders Sustainable International Core Fund, for which the Board considered the Fund’s total operating expenses of its Class I shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Schroders China A Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Core Fixed Income Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 1st quintile, while its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Diversified Emerging Markets Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 1st quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Diversified Growth Fund
•
The Board noted that because the Fund recently commenced operations, the Fund did not have meaningful performance history. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Emerging Markets Equity Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class A shares of the Fund.

126

Hartford Schroders Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 3-year periods and below its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 1st quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders International Contrarian Value Fund
•
The Board noted that the Fund’s since inception performance for Class A shares, which commenced operations on November 8, 2023, was in the 5th quintile versus its peer universe. The Board also noted that the Fund’s performance for Class I shares, which commenced operations on May 24, 2022, was below its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 1st quintile of its expense group, while its total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders International Multi-Cap Value Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 5-year periods and above its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.
Hartford Schroders International Stock Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, in line its benchmark for the 3-year period, and above its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Schroders Sustainable International Core Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period. The Board noted upcoming changes to the Fund’s portfolio management team. The Board also noted that certain changes had recently been made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 1st quintile and its total expenses were in the 3rd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Tax-Aware Bond Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.

127

Hartford Schroders Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 1st quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders US MidCap Opportunities Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, above its benchmark for the 3-year period, and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses were in the 3rd quintile.
Hartford Schroders US Small Cap Opportunities Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, above its benchmark for the 3-year period, and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

128

Hartford Schroders Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of government,
government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end
rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

JP Morgan Emerging Markets Blended Index (JEMB) - Equal
Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP
Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP
Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI
Broad Diversified Index. The JEMB - Equal Weighted is designed to blend US dollar and local currency denominated sovereign,
quasi-sovereign and corporate bonds in equal proportion.

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed
(excluding the US) and emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap securities across China securities listed on the Shanghai and Shenzhen
exchanges. The index covers only those securities that are accessible through “Stock Connect”.

MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

MSCI EAFE Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the

129

Hartford Schroders Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited) – (continued)

above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Additional Information Regarding Blended Benchmarks that
Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt,
MSCI is not the benchmark “administrator” for, or a “contributor”,
“submitter” or “supervised contributor” to, the blended returns, and the
MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI
Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

130

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-HSE24 12/24 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Date: January 6, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)